UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08764

PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2012

Item 1.  Schedule of Investments

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—21.16%
Federal Home Loan Bank
0.215%, due 05/01/12[1]	3,000,000	3,000,000
0.320%, due 05/01/12[1]	1,500,000	1,500,000
0.100%, due 05/03/12[2]	5,000,000	4,999,972
0.110%, due 05/25/12[2]	5,000,000	4,999,633
0.080%, due 06/01/12[2]	5,000,000	4,999,656
0.230%, due 08/03/12[2]	7,500,000	7,495,496
Federal Home Loan Mortgage Corp.*,1
0.191% , due 05/06/12	3,000,000	2,998,768
Federal National Mortgage Association*,1
0.229% , due 05/26/12	5,000,000	5,001,692
US Treasury Bills[2]
0.080%, due 05/03/12	10,000,000	9,999,956
0.040%, due 05/10/12	5,000,000	4,999,950
0.116%, due 05/17/12	4,000,000	3,999,794
US Treasury Notes
0.750%, due 05/31/12	9,000,000	9,003,881
1.875%, due 06/15/12	3,000,000	3,006,110
0.625%, due 06/30/12	5,000,000	5,004,564
1.375%, due 02/15/13	5,000,000	5,047,263
1.750%, due 04/15/13	2,000,000	2,029,348
Total US government and agency obligations (cost—$78,086,083)		78,086,083

Certificates of deposit—17.88%
Banking-non-US—16.93%
Bank of Montreal
0.160% , due 05/03/12	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.360% , due 07/10/12	4,000,000	4,000,000
BNP Paribas SA
0.200% , due 05/01/12	2,000,000	2,000,000
Credit Agricole SA
0.300%, due 05/03/12	3,000,000	3,000,000
0.500%, due 06/01/12	3,000,000	3,000,000
DNB NOR ASA
0.130%, due 05/01/12	5,000,000	5,000,000
0.150%, due 05/18/12	5,000,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.240% , due 06/20/12	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
0.170%, due 05/04/12	2,000,000	2,000,000
0.170%, due 05/09/12	4,000,000	4,000,000
0.170%, due 05/23/12	4,000,000	4,000,000
Nordea Bank Finland
0.400%, due 06/12/12	2,500,000	2,500,000
Sumitomo Mitsui Banking Corp.
0.160%, due 05/02/12	4,000,000	4,000,000
0.360%, due 07/09/12	4,000,000	4,000,000
Swedbank AB
0.150%, due 05/02/12	5,000,000	5,000,000
0.140%, due 05/07/12	5,000,000	5,000,000
		62,500,000

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-US—0.95%
Branch Banking & Trust Co.
0.160% , due 05/30/12	3,500,000	3,500,000
Total certificates of deposit (cost—$66,000,000)		66,000,000

Commercial paper[2]—50.71%
Asset backed-banking US—2.98%
Atlantis One Funding
0.170%, due 06/01/12	4,000,000	3,999,415
0.220%, due 06/15/12	3,000,000	2,999,175
0.400%, due 08/10/12	4,000,000	3,995,511
		10,994,101
Asset backed-miscellaneous—14.90%
Bryant Park Funding LLC
0.160% , due 05/22/12	4,000,000	3,999,627
Chariot Funding LLC
0.150%, due 05/10/12	4,000,000	3,999,850
0.200%, due 07/05/12	3,000,000	2,998,917
FCAR Owner Trust II
0.240% , due 06/05/12	5,000,000	4,998,833
Market Street Funding LLC
0.150%, due 05/18/12	7,000,000	6,999,504
0.240%, due 07/24/12	3,000,000	2,998,320
Regency Markets No.1 LLC
0.190%, due 05/04/12	2,000,000	1,999,968
0.210%, due 05/15/12	8,000,000	7,999,347
Salisbury Receivables Co. LLC
0.180%, due 05/09/12	5,000,000	4,999,800
0.190%, due 05/17/12	4,000,000	3,999,662
0.190%, due 05/21/12	2,000,000	1,999,789
Sheffield Receivables Corp.
0.170%, due 05/11/12	2,000,000	1,999,905
0.230%, due 06/19/12	4,000,000	3,998,748
Victory Receivables Corp.
0.190% , due 05/17/12	2,000,000	1,999,831
		54,992,101
Asset backed-securities—3.52%
Argento Variable Funding Co. LLC
0.200% , due 05/01/12	5,000,000	5,000,000
Cancara Asset Securitisation LLC
0.250%, due 05/08/12	5,000,000	4,999,757
0.250%, due 05/14/12	3,000,000	2,999,729
		12,999,486
Banking-non-US—3.79%
Caisse Centrale Desjardins
0.160%, due 05/02/12	4,000,000	3,999,982
0.170%, due 05/15/12	5,000,000	4,999,670
0.180%, due 06/20/12	2,000,000	1,999,500

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DBS Bank Ltd.
0.240% , due 08/28/12	3,000,000	2,997,620
		13,996,772
Banking-US—13.54%
Barclays US Funding Corp.
0.130% , due 05/01/12	10,000,000	10,000,000
Deutsche Bank Financial LLC
0.220%, due 05/30/12	5,000,000	4,999,114
0.400%, due 06/28/12	3,000,000	2,998,067
0.450%, due 07/30/12	2,000,000	1,997,750
ING (US) Funding LLC
0.250%, due 06/04/12	5,000,000	4,998,819
0.250%, due 06/12/12	4,000,000	3,998,833
Natixis US Finance Co. LLC
0.200% , due 05/01/12	4,000,000	4,000,000
Nordea N.A., Inc.
0.180% , due 06/04/12	4,000,000	3,999,320
PNC Bank N.A.
0.220% , due 07/24/12	4,000,000	3,997,947
Societe Generale N.A., Inc.
0.180% , due 05/01/12	4,000,000	4,000,000
State Street Corp.
0.240% , due 05/11/12	5,000,000	4,999,667
		49,989,517
Beverage/bottling—2.17%
Pepsico, Inc.
0.080% , due 05/03/12	8,000,000	7,999,964

Finance-noncaptive diversified—2.44%
General Electric Capital Corp.
0.220%, due 05/09/12	3,000,000	2,999,853
0.230%, due 06/27/12	2,000,000	1,999,272
0.350%, due 10/15/12	4,000,000	3,993,506
		8,992,631
Insurance-life—3.79%
Massachusetts Mutual Life Insurance Co.
0.150% , due 05/14/12	3,000,000	2,999,837
MetLife Short Term Funding LLC
0.180%, due 05/31/12	3,000,000	2,999,550
0.180%, due 06/07/12	3,000,000	2,999,445
0.190%, due 07/02/12	5,000,000	4,998,364
		13,997,196
Machinery-AG & construction—0.60%
Caterpillar, Inc.
0.120% , due 05/25/12	2,200,000	2,199,824

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2]—(concluded)
Pharmaceuticals—2.71%
Novartis Finance Corp.
0.110% , due 05/08/12	5,000,000	4,999,893
Novartis Securities Investment Ltd.
0.180% , due 07/09/12	5,000,000	4,998,275
		9,998,168
Retail-discount—0.27%
Wal-Mart Stores, Inc.
0.090% , due 05/29/12	1,000,000	999,930
Total commercial paper (cost—$187,159,690)		187,159,690

Short-term corporate obligations—2.59%
Banking-non-US—1.08%
Svenska Handelsbanken
0.515% , due 06/08/12[1,3]	2,500,000	2,500,000
Westpac Securities NZ Ltd.
0.411% , due 05/04/12[1,3]	1,500,000	1,500,000
		4,000,000
Banking-US—0.41%
JPMorgan Chase Bank N.A.
0.505% , due 06/11/12[1]	1,500,000	1,500,000

Diversified manufacturing—0.56%
General Electric Capital Corp.
5.250% , due 10/19/12	2,000,000	2,045,200

Supranational—0.54%
International Finance Corp.
0.135% , due 06/05/12[2]	2,000,000	1,999,737
Total short-term corporate obligations (cost—$9,544,937)		9,544,937

Repurchase agreements—8.21%
Repurchase agreement dated 04/30/12 with Barclays Capital, Inc., 0.180% due 05/01/12, collateralized by $3,967,800 US Treasury Bonds, 4.500% due 08/15/39; (value—$5,100,059); proceeds: $5,000,025	5,000,000	5,000,000

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/12 with Deutsche Bank Securities, Inc., 0.200% due 05/01/12, collateralized by $34,092,733 US Treasury Coupon Strips, zero coupon due 02/15/24; (value—$25,500,001); proceeds: $25,000,139	25,000,000	25,000,000
Repurchase agreement dated 04/30/12 with State Street Bank & Trust Co., 0.010% due 05/01/12, collateralized by $262,549 US Treasury Notes, 2.625% due 11/15/20; (value—$285,977); proceeds: $280,000	280,000	280,000
Total repurchase agreements (cost—$30,280,000)		30,280,000
Total investments (cost—$371,070,710 which approximates cost for federal income tax purposes)—100.55%		371,070,710
Liabilities in excess of other assets—(0.55)%		(2,012,669)
Net assets (applicable to 369,059,959 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		369,058,041

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Affiliated issuer activity

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2012.

The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Security description	Value at 07/31/11 ($)	Purchases during the nine months ended 04/30/12 ($)	Sales during the nine months ended 04/30/12 ($)	Value at 04/30/12 ($)	Net income earned from affiliate during the nine months ended 04/30/12 ($)
UBS Private Money Market Fund LLC	—	2,040,000	2,040,000	—	1

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	78,086,083	—	78,086,083
Certificates of deposit	—	66,000,000	—	66,000,000
Commercial paper	—	187,159,690	—	187,159,690
Short-term corporate obligations	—	9,544,937	—	9,544,937
Repurchase agreements	—	30,280,000	—	30,280,000
Total	—	371,070,710	—	371,070,710

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	74.2
Japan	7.3
Canada	4.3
Sweden	3.4
Norway	2.7
Switzerland	2.7
France	2.2
United Kingdom	1.3
Singapore	0.8
Finland	0.7
Australia	0.4
Total	100.0

Weighted average maturity— 33 days

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2012 (unaudited)

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2	Rates shown are the discount rates at date of purchase.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.08% of net assets as of April 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2012.

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—24.30%
GNMA
3.500%, due 12/15/40	224,109	236,534
3.500%, due 01/15/41	3,092,791	3,263,287
3.500%, due 10/15/41	23,270	24,552
3.500%, due 11/15/41	743,336	784,313
4.000%, due 04/15/40	348,623	378,066
4.000%, due 06/15/40	919,761	996,959
4.000%, due 11/15/40	460,604	499,456
4.500%, due 06/15/39	861,762	943,571
4.500%, due 07/15/39	268,734	294,245
4.500%, due 08/15/39	1,358,736	1,487,723
4.500%, due 09/15/39	2,578,937	2,849,146
4.500%, due 11/15/39	660,861	723,598
4.500%, due 01/15/40	845,477	927,193
4.500%, due 05/15/40	285,569	313,169
4.500%, due 06/15/40	691,830	758,696
5.000%, due 05/15/40	1,274,948	1,415,334
5.000%, due 05/15/41	459,347	512,235
5.500%, due 06/15/37	17,328	19,375
5.500%, due 07/15/37	67,273	75,218
5.500%, due 02/15/38	19,785	22,124
5.500%, due 10/15/38	3,704,321	4,147,137
5.500%, due 12/15/38	68,831	76,956
5.500%, due 03/15/39	805,892	901,450
5.500%, due 05/15/39	539,742	603,411
5.500%, due 09/15/39	2,650,453	2,963,141
5.500%, due 01/15/40	16,158	18,095
5.500%, due 03/15/40	424,605	475,483
5.500%, due 04/15/40	20,459	22,868
5.500%, due 05/15/40	96,835	108,438
6.000%, due 10/15/31	3,195	3,638
6.000%, due 03/15/34	3,678	4,163
6.000%, due 08/15/34	6,201	7,018
6.000%, due 07/15/36	115,473	131,384
6.500%, due 02/15/29	2,176	2,543
6.500%, due 11/15/34	17,609	20,331
6.500%, due 01/15/36	36,827	42,520
6.500%, due 03/15/36	2,060	2,376
6.500%, due 09/15/36	589,981	680,679
6.500%, due 02/15/37	39,245	45,143
6.500%, due 04/15/37	23,880	27,499
6.500%, due 01/15/38	18,396	21,224
6.500%, due 06/15/38	111,075	128,151
6.500%, due 07/15/38	64,130	73,668
6.500%, due 10/15/38	118,418	136,031
6.500%, due 11/15/38	22,514	25,862
7.500%, due 08/15/21	5,443	6,084
7.500%, due 09/15/23	902	931
8.000%, due 02/15/23	1,289	1,528
8.250%, due 04/15/19	312,317	354,895
10.500%, due 02/15/19	25,547	25,679
10.500%, due 06/15/19	31,308	31,708
10.500%, due 07/15/19	48,607	49,747
10.500%, due 07/15/20	3,188	3,217
10.500%, due 08/15/20	28,174	29,550
10.500%, due 09/15/20	3,147	3,163
11.500%, due 05/15/19	2,875	2,993
GNMA II
4.000%, due 03/20/41	50,226	54,504

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
4.500%, due 06/20/40	11,368,901	12,471,263
4.500%, due 08/20/40	422,162	463,096
9.000%, due 04/20/25	21,650	26,791
9.000%, due 12/20/26	4,064	4,404
9.000%, due 01/20/27	12,310	12,797
9.000%, due 09/20/30	1,271	1,294
9.000%, due 10/20/30	8,244	10,405
9.000%, due 11/20/30	5,703	5,864
GNMA II ARM
1.625%, due 07/20/17	5,725	5,927
1.625%, due 09/20/21	132,011	136,680
1.625%, due 08/20/25	31,291	32,397
1.625%, due 09/20/25	39,621	41,022
1.625%, due 08/20/26	43,653	45,197
1.625%, due 07/20/27	16,916	17,514
1.625%, due 07/20/30	105,751	109,491
2.000%, due 09/20/26	6,688	6,928
2.000%, due 08/20/27	41,950	43,460
2.000%, due 07/20/30	32,772	33,952
2.000%, due 08/20/30	158,148	163,840
2.250%, due 02/20/28	3,560	3,684
2.375%, due 06/20/22	123,142	127,728
2.375%, due 01/20/23	94,636	98,256
2.375%, due 03/20/23	46,482	48,260
2.375%, due 01/20/24	120,947	125,573
2.375%, due 04/20/24	143,916	149,276
2.375%, due 01/20/25	11,041	11,463
2.375%, due 02/20/25	30,342	31,503
2.375%, due 05/20/25	11,797	12,236
2.375%, due 03/20/26	25,785	26,772
2.375%, due 04/20/26	225,599	234,001
2.375%, due 06/20/26	94,353	97,867
2.375%, due 01/20/27	164,350	170,635
2.375%, due 02/20/27	15,802	16,406
2.375%, due 04/20/27	57,727	59,877
2.375%, due 01/20/28	17,696	18,372
2.375%, due 02/20/28	10,846	11,261
2.375%, due 04/20/30	39,468	40,939
2.375%, due 05/20/30	771,894	800,644
2.500%, due 04/20/18	4,266	4,433
2.500%, due 11/20/21	27,451	28,576
2.500%, due 03/20/25	40,355	42,035
2.500%, due 07/20/30	69,190	71,854
2.500%, due 08/20/30	7,647	7,941
2.500%, due 10/20/30	29,109	30,302
3.000%, due 04/20/18	7,020	7,368
3.000%, due 05/20/25	87,445	92,134
3.000%, due 06/20/25	24,917	26,153
3.500%, due 03/20/25	19,890	20,787
4.000%, due 01/20/18	116,007	122,518
4.000%, due 05/20/18	5,751	6,066
4.000%, due 06/20/19	40,285	42,486
4.500%, due 06/20/19	22,307	23,581
GNMA II TBA
4.500%	13,000,000	14,230,938
GNMA TBA
3.500%	16,430,000	17,262,571
4.000%	900,000	973,406
4.500%	10,000,000	10,937,500

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
5.000%	43,000,000	47,642,658
5.500%	5,000,000	5,583,594
6.000%	7,000,000	7,899,063
6.500%	1,000,000	1,145,508
Total government national mortgage association certificates (cost—$147,986,817)		149,676,549

Federal home loan mortgage corporation certificates*—24.49%
FHLMC
4.000%, due 10/01/40	1,923,635	2,032,778
4.500%, due 09/01/40	34,422,484	36,758,776
4.500%, due 04/01/41	5,758,993	6,158,861
4.500%, due 05/01/41	1,050,105	1,123,018
5.000%, due 11/01/27	60,675	65,428
5.000%, due 10/01/29	1,279,125	1,396,720
5.000%, due 09/01/33	858,832	957,379
5.000%, due 01/01/34	205,554	222,588
5.000%, due 06/01/34	68,280	73,960
5.000%, due 04/01/35	90,380	100,751
5.000%, due 05/01/35	961,847	1,041,256
5.000%, due 07/01/35	5,317,028	5,763,926
5.000%, due 08/01/35	279,350	302,413
5.000%, due 10/01/35	225,358	243,963
5.000%, due 12/01/35	64,447	69,768
5.000%, due 06/01/37	428,763	463,625
5.000%, due 05/01/39	112,485	121,701
5.000%, due 06/01/39	349,540	378,179
5.000%, due 08/01/39	127,783	138,253
5.000%, due 03/01/40	31,714	34,778
5.000%, due 07/01/40	642,226	694,846
5.000%, due 08/01/40	284,596	307,914
5.000%, due 09/01/40	193,310	211,001
5.000%, due 11/01/40	676,270	731,679
5.000%, due 02/01/41	1,766,288	1,911,056
5.000%, due 03/01/41	189,058	204,666
5.000%, due 04/01/41	5,179,917	5,610,026
5.000%, due 05/01/41	1,329,228	1,438,969
5.000%, due 06/01/41	277,512	300,423
5.000%, due 07/01/41	275,498	298,243
5.500%, due 06/01/28	17,039	18,594
5.500%, due 02/01/32	9,797	10,758
5.500%, due 12/01/32	11,536	12,666
5.500%, due 02/01/33	612,776	672,833
5.500%, due 05/01/33	11,674	12,820
5.500%, due 06/01/33	884,407	971,086
5.500%, due 12/01/33	296,614	325,685
5.500%, due 12/01/34	291,040	319,609
5.500%, due 06/01/35	5,352,735	5,874,452
5.500%, due 07/01/35	33,084	36,332
5.500%, due 10/01/35	928,986	1,017,566
5.500%, due 12/01/35	835,712	915,399
5.500%, due 06/01/36	3,132,531	3,436,117
5.500%, due 12/01/36	415,626	453,828
5.500%, due 03/01/37	774,654	847,971
5.500%, due 04/01/37	2,039,954	2,224,267
5.500%, due 10/01/37	50,696	55,276
5.500%, due 11/01/37	1,390,165	1,515,769
5.500%, due 01/01/38	823,654	898,073

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—(concluded)
5.500%, due 05/01/38	261,939	285,442
5.500%, due 07/01/38	1,210,042	1,318,615
5.500%, due 12/01/38	360,909	393,445
5.500%, due 01/01/39	570,890	622,470
5.500%, due 09/01/39	1,455,055	1,600,618
5.500%, due 02/01/40	84,392	91,965
5.500%, due 03/01/40	42,310	46,133
5.500%, due 05/01/40	1,196,578	1,304,690
5.500%, due 02/01/41	220,918	241,223
6.000%, due 11/01/37	12,655,329	13,982,656
7.000%, due 08/01/25	852	1,007
7.500%, due 10/01/17	837	839
8.000%, due 03/01/13	4,908	4,950
9.000%, due 04/01/25	36,014	36,611
11.000%, due 09/01/15	550	577
11.000%, due 10/01/15	200	222
11.000%, due 12/01/15	3,135	3,522
11.000%, due 06/01/19	364	365
11.000%, due 08/01/20	22	22
11.000%, due 09/01/20	1,095	1,319
11.500%, due 01/01/16	1,949	1,984
11.500%, due 01/01/18	6,584	6,729
11.500%, due 05/01/19	1,501	1,506
11.500%, due 06/01/19	17,314	17,996
FHLMC ARM
2.262%, due 01/01/28	42,848	45,202
2.314%, due 11/01/27	147,426	155,572
2.354%, due 04/01/29	245,265	259,378
2.357%, due 07/01/24	222,932	226,110
2.367%, due 10/01/23	117,588	124,350
2.439%, due 11/01/29	510,927	544,283
2.448%, due 12/01/29	116,046	123,425
2.462%, due 06/01/28	446,864	476,165
2.485%, due 07/01/28	184,535	196,471
2.542%, due 11/01/25	291,146	310,094
2.564%, due 01/01/29	238,704	254,854
2.585%, due 10/01/27	356,899	381,631
2.611%, due 10/01/27	313,154	334,599
2.750%, due 01/01/30	35,536	35,942
3.116%, due 10/01/29	12,613	13,123
FHLMC TBA
4.000%	8,000,000	8,422,500
4.000%	22,000,000	23,206,564
5.000%	4,000,000	4,322,500
5.500%	2,500,000	2,722,266
Total federal home loan mortgage corporation certificates (cost—$148,655,759)		150,895,980

Federal housing administration certificates—0.16%
FHA GMAC
7.400%, due 02/01/21[2]	326,523	321,770

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Federal housing administration certificates—(concluded)
FHA Reilly
6.896%, due 07/01/20	637,850	637,850
Total federal housing administration certificates (cost—$965,327)		959,620

Federal national mortgage association certificates*—49.50%
FNMA
3.500%, due 11/01/25	2,212,795	2,362,227
3.500%, due 11/01/39[1]	482,756	501,831
3.500%, due 08/01/40[1]	81,920	84,952
3.500%, due 12/01/40[1]	681,610	708,542
3.500%, due 02/01/41	314,023	326,430
3.500%, due 11/01/41	309,137	321,352
3.500%, due 12/01/41	331,614	344,717
3.500%, due 02/01/42	256,492	266,667
3.500%, due 03/01/42	324,090	336,946
4.000%, due 05/01/18	143,631	152,860
4.000%, due 03/01/19	165,477	176,091
4.000%, due 06/01/19	169,513	180,387
4.000%, due 03/01/26	1,644,746	1,753,847
4.000%, due 05/01/39[1]	491,363	525,692
4.000%, due 09/01/39[1]	834,045	894,660
4.000%, due 11/01/40	2,730,566	2,891,039
4.000%, due 12/01/40	24,260,431	25,704,574
4.000%, due 01/01/41[1]	7,321,588	7,751,873
4.000%, due 02/01/41	4,142,188	4,385,752
4.000%, due 03/01/41	6,878,466	7,285,933
4.000%, due 11/01/41	1,972,883	2,089,753
4.500%, due 03/01/23	44,998	49,248
4.500%, due 09/01/39	126,318	137,529
4.500%, due 07/01/41	389,490	418,178
4.500%, due 08/01/41	1,735,388	1,863,204
5.000%, due 08/01/18	32,169	34,865
5.000%, due 03/01/23	26,345	28,640
5.000%, due 05/01/23	496,781	543,174
5.000%, due 09/01/23	2,016,687	2,191,576
5.000%, due 07/01/24[1]	2,757,257	3,037,453
5.000%, due 05/01/28	56,545	61,478
5.000%, due 06/01/28	236,263	256,876
5.000%, due 10/01/34[1]	725,645	789,182
5.000%, due 05/01/35[1]	1,927,503	2,095,670
5.000%, due 03/01/36[1]	3,221,270	3,503,319
5.000%, due 11/01/36[1]	5,532,074	6,015,158
5.000%, due 12/01/36[1]	61,110	66,441
5.000%, due 08/01/41[1]	83,550	91,231
5.000%, due 10/01/41[1]	341,019	372,371
5.500%, due 06/01/17	60,908	65,503
5.500%, due 02/01/32	33,192	36,611
5.500%, due 11/01/32	495,785	547,010
5.500%, due 12/01/33	5,271	5,818
5.500%, due 04/01/34	271,777	299,736
5.500%, due 01/01/35	235,690	260,189
5.500%, due 05/01/37	1,578,186	1,742,231
5.500%, due 07/01/37	2,227,555	2,437,519
5.500%, due 09/01/38	4,065,404	4,448,600
5.500%, due 06/01/39	7,610,315	8,401,371

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
5.500%, due 11/01/39	2,936,370	3,241,592
6.000%, due 11/01/21	317,286	347,888
6.000%, due 06/01/22	39,736	43,544
6.000%, due 01/01/23	747,576	819,097
6.000%, due 03/01/23	1,451,622	1,591,632
6.000%, due 11/01/26	161,619	179,100
6.000%, due 04/01/32	36,179	40,555
6.000%, due 09/01/32	24,518	27,484
6.000%, due 10/01/32	64,871	72,719
6.000%, due 12/01/32	88,702	99,432
6.000%, due 01/01/33	215,906	242,026
6.000%, due 02/01/33	105,860	118,667
6.000%, due 09/01/34	778,061	871,740
6.000%, due 04/01/35	2,736	3,046
6.000%, due 05/01/35	456,710	508,566
6.000%, due 06/01/35	98,687	109,855
6.000%, due 07/01/35	458,049	509,753
6.000%, due 08/01/35	290,584	323,468
6.000%, due 09/01/35	87,398	96,951
6.000%, due 01/01/36	200,685	223,878
6.000%, due 06/01/36	14,172	15,713
6.000%, due 08/01/36	16,747	18,569
6.000%, due 09/01/36	274,423	306,421
6.000%, due 10/01/36	456,265	505,902
6.000%, due 11/01/36	5,480	6,079
6.000%, due 01/01/37	404,425	448,641
6.000%, due 03/01/37	179,119	199,454
6.000%, due 05/01/37	117,985	130,821
6.000%, due 08/01/37	403,760	447,684
6.000%, due 11/01/37	78,614	87,166
6.000%, due 12/01/37	383,479	425,197
6.000%, due 01/01/38	4,407,281	4,886,745
6.000%, due 02/01/38	313,610	347,727
6.000%, due 08/01/38	131,887	145,946
6.000%, due 09/01/38	2,310,023	2,556,276
6.000%, due 10/01/38	5,639,857	6,244,987
6.000%, due 11/01/38	5,533,421	6,144,148
6.000%, due 01/01/39	2,311,788	2,571,042
6.500%, due 09/01/12	300	303
6.500%, due 12/01/12	711	754
6.500%, due 01/01/13	242	245
6.500%, due 02/01/13	1,198	1,212
6.500%, due 03/01/13	2,929	2,961
6.500%, due 04/01/13	267	270
6.500%, due 06/01/13	4,322	4,458
6.500%, due 07/01/13	1,467	1,514
6.500%, due 08/01/13	1,842	1,902
6.500%, due 09/01/13	5,791	5,979
6.500%, due 10/01/13	4,042	4,167
6.500%, due 11/01/13	12,081	12,473
6.500%, due 07/01/19	31,562	35,569
6.500%, due 10/01/36	1,423,054	1,618,363
6.500%, due 02/01/37	22,060	24,929
6.500%, due 07/01/37	413,815	467,635
6.500%, due 08/01/37	541,289	611,688
6.500%, due 09/01/37	815,382	921,429
6.500%, due 12/01/37	1,209,621	1,366,942
6.500%, due 08/01/38	28,577	32,231
6.500%, due 05/01/40	6,380,636	7,190,553

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(concluded)
7.500%, due 11/01/26	25,320	25,858
8.000%, due 11/01/26	37,653	42,885
9.000%, due 10/01/19	19,775	19,844
9.000%, due 02/01/26	27,466	32,073
10.500%, due 09/01/15	4,283	4,369
10.500%, due 08/01/20	863	941
10.500%, due 04/01/22	190	194
11.000%, due 10/01/15	700	712
11.000%, due 02/01/16	774	778
FNMA ARM
1.369%, due 03/01/44	558,138	574,412
1.625%, due 09/01/15	32,105	32,489
1.645%, due 07/01/30	25,228	25,725
1.953%, due 10/01/26	712,329	722,361
2.204%, due 02/01/26	48,271	50,883
2.220%, due 09/01/26	28,642	30,268
2.323%, due 05/01/30	93,267	98,300
2.378%, due 02/01/30	7,417	7,496
2.657%, due 12/01/27	42,268	45,011
2.974%, due 03/01/25	196,214	207,613
FNMA TBA
2.500%	2,000,000	2,046,875
3.500%[1]	9,000,000	9,495,000
4.000%	45,000,000	47,756,405
4.500%	56,000,000	59,995,000
5.000%	10,000,000	10,842,188
5.500%	24,000,000	26,225,000
6.000%	500,000	552,734
Total federal national mortgage association certificates (cost—$300,641,445)		304,946,808

Collateralized mortgage obligations—14.40%
ARM Trust, Series 2005-8, Class 3A21
5.128%, due 11/25/35	2,184,306	1,536,735
Bear Stearns Asset Backed Securities Trust,
Series 2003-AC5, Class A1
5.750%, due 10/25/33[3]	2,219,160	2,242,257
Series 2004-AC3, Class A2
5.500%, due 06/25/34[3]	2,480,774	2,528,432
Chevy Chase Mortgage Funding Corp.,
Series 2004-1, Class A1
0.518%, due 01/25/35[4,5]	236,020	183,139
Series 2007-2A, Class A1
0.368%, due 05/25/48[4,5]	1,517,048	949,217
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A1
0.449%, due 05/20/46[5]	3,937,075	1,996,699
FHLMC REMIC,*
Series 0023, Class KZ
6.500%, due 11/25/23	57,484	65,434
Series 0159, Class H
4.500%, due 09/15/21	15,350	16,164
Series 1003, Class H
1.000%, due 10/15/20[5]	61,710	62,493
Series 1349, Class PS
7.500%, due 08/15/22	2,979	3,457
Series 1502, Class PX

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
7.000%, due 04/15/23	415,762	481,654
Series 1534, Class Z
5.000%, due 06/15/23	201,381	201,339
Series 1573, Class PZ
7.000%, due 09/15/23	65,794	76,072
Series 1658, Class GZ
7.000%, due 01/15/24	35,229	40,922
Series 1694, Class Z
6.500%, due 03/15/24	286,632	304,382
Series 1775, Class Z
8.500%, due 03/15/25	7,022	8,193
Series 2411, Class FJ
0.590%, due 12/15/29[5]	50,974	50,974
Series 3312, Class FN
0.460%, due 07/15/36[5]	2,268,668	2,259,055
Series 3671, Class FQ
1.090%, due 12/15/36[5]	5,523,389	5,580,674
FNMA REMIC,*
Trust 1987-002, Class Z
11.000%, due 11/25/17	137,363	153,713
Trust 1988-007, Class Z
9.250%, due 04/25/18	155,426	173,059
Trust 1992-129, Class L
6.000%, due 07/25/22	9,550	10,701
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	28,801	33,403
Trust 1993-037, Class PX
7.000%, due 03/25/23	365,436	420,111
Trust 1993-240, Class Z
6.250%, due 12/25/13	577	596
Trust 1993-250, Class Z
7.000%, due 12/25/23	10,998	11,641
Trust 2004-72, Class F
0.738%, due 09/25/34[5]	2,851,407	2,859,385
Trust 2005-088, Class A
0.388%, due 10/25/35[5]	2,477,672	2,417,157
Trust 2007-4, Class DF
0.683%, due 02/25/37[5]	2,530,862	2,528,737
Trust 2009-84, Class FL
1.138%, due 05/25/37[5]	5,809,255	5,875,909
Trust G92-040, Class ZC
7.000%, due 07/25/22	39,804	44,848
Trust G94-006, Class PJ
8.000%, due 05/17/24	50,315	57,687
GNMA REMIC,
Trust 2000-009, Class FH
0.740%, due 02/16/30[5]	40,828	41,049
Trust 2010-H01, Class FA
1.061%, due 01/20/60[5]	5,740,141	5,789,340
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.558%, due 02/25/35[5]	1,035,731	693,304
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
0.738%, due 06/27/37[4,5]	3,705,171	2,668,469
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-FL1A, Class A1
0.615%, due 07/15/19[4,5]	6,783,482	6,711,346

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A4
6.110%, due 07/15/44[5]	2,500,000	2,868,652
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
2.294%, due 12/25/34[5]	926,664	926,015
Mortgage Equity Conversion Asset Trust,
Series 2006-SFG3, Class A
0.690%, due 10/25/41[4,5]	1,455,712	1,164,569
Series 2007-FF1, Class A
0.660%, due 01/25/42[4,5]	5,038,763	4,031,011
Series 2007-FF3, Class A
0.620%, due 05/25/42[4,5]	6,099,441	4,879,553
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.621%, due 03/06/20[5]	3,680,468	3,681,056
RBSSP, Resecuritization Trust Certificate, Series 2009-6, Class 18A1
0.738%, due 12/26/36[4,5]	3,029,831	2,833,701
RiverView HECM Trust, Series 2008-1, Class A1
0.988%, due 09/26/41[4,5]	7,330,799	6,487,757
Sequoia Mortgage Trust, Series 5, Class A
0.589%, due 10/19/26[5]	343,972	312,322
Structured ARM Loan, Series 2007-4, Class 1A2
0.459%, due 05/25/37	508,365	289,336
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 11A1
0.448%, due 04/25/36[5]	1,612,766	953,941
Series 2007-AR5, Class A2
0.788%, due 09/25/47[5]	8,919,303	3,423,086
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A6
2.459%, due 09/25/33[5]	3,223,844	3,241,050
Series 2003-AR9, Class 2A
2.544%, due 09/25/33[5]	875,659	879,907
Wells Fargo Mortgage Backed Securities Trust, Series 2007-14, Class 1A1
6.000%, due 10/25/37	3,864,981	3,692,185
Total collateralized mortgage obligations (cost—$93,972,326)		88,741,888

Asset-backed securities—2.45%
Countrywide Asset-Backed Certificates, Series 2005-13, Class 3AV3
0.488%, due 04/25/36[5]	956,722	856,382
Cumberland ClO Ltd., Series 2005-2A, Class A
0.763%, due 11/10/19[4,5]	6,859,663	6,732,793
EMC Mortgage Loan Trust, Series 2003-A, Class A2
0.988%, due 08/25/40[4,5]	274,056	188,226

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 12/01/28[5]	42,087	43,430
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
0.678%, due 08/25/33[5]	411,257	342,055
SLM Student Loan Trust,
Series 2009-D, Class A
3.500%, due 08/17/43[4,5]	4,511,168	4,432,789
Series 2010-A, Class 2A
3.490%, due 05/16/44[4,5]	1,837,232	1,906,347
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
0.918%, due 01/25/34[5]	57,784	43,765
Stone Tower CLO Ltd., Series 2007-6A, Class A1
0.696%, due 04/17/21[4,5]	600,000	562,265
Total asset-backed securities (cost—$15,375,786)		15,108,052

Stripped mortgage-backed securities—1.08%
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class AX*
1.572%, due 11/25/19[5,6,7]	24,631,605	2,099,820
FHLMC REMIC,*
Series 0013, Class B
7.000%, due 06/25/23[6,7]	148,384	36,835
Series 2136, Class GD
7.000%, due 03/15/29[6,7]	10,215	1,687
Series 2178, Class PI
7.500%, due 08/15/29[6]	59,040	12,798
GNMA REMIC, Trust 2011-92, Class IX
1.444%, due 11/16/44[5,6,7]	37,072,674	3,283,564
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class XA
1.049%, due 06/15/44[4,5,6]	28,728,700	1,191,925
Total stripped mortgage-backed securities (cost—$5,896,466)		6,626,629

Short-term US government obligations[8]—2.03%
US Treasury Bills
0.203%, due 03/07/13	2,900,000	2,895,760
0.120%, due 10/18/12	8,000,000	7,994,624
0.128%, due 08/30/12	1,640,000	1,639,408
Total short-term US government obligations (cost—$12,529,697)		12,529,792

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements—29.85%
Repurchase agreement dated 04/30/12 with Citigroup Global Markets, Inc., 0.210% due 05/01/12, collateralized by $5,650,000 Federal Home Loan Bank obligations, 1.000% due 02/13/17; (value—$5,612,195); proceeds: $5,500,032	5,500,000	5,500,000
Repurchase agreement dated 04/30/12 with Credit Suisse Securities (USA) LLC, 0.200% due 05/01/12, collateralized by $12,802,000 US Treasury Notes, 0.250% due 04/30/14; (value—$12,801,000); proceeds: $12,500,069	12,500,000	12,500,000
Repurchase agreement dated 04/30/12 with Deutsche Bank Securities, Inc., 0.180% due 05/01/12, collateralized by $53,165,000 US Treasury Notes, 1.500% due 06/30/16; (value—$55,324,098); proceeds: $54,200,271	54,200,000	54,200,000
Repurchase agreement dated 04/30/12 with Goldman Sachs & Co., 0.210% due 05/01/12, collateralized by $4,795,000 Federal National Mortgage Association obligations, 4.500% due 08/01/41; (value—$4,231,622); proceeds: $4,100,024	4,100,000	4,100,000
Repurchase agreement dated 04/30/12 with JP Morgan Securities LLC, 0.210% due 05/01/12, collateralized by $38,740,200 US Treasury Bonds, 4.500% due 05/15/38; (value—$50,387,271); proceeds: $49,200,287	49,200,000	49,200,000
Repurchase agreement dated 04/30/12 with JP Morgan Securities LLC, 0.220% due 05/01/12, collateralized by $5,083,000 Federal National Mortgage Association obligations, 1.000% due 12/05/14; (value—$5,109,064); proceeds: $5,000,031	5,000,000	5,000,000
Repurchase agreement dated 04/30/12 with Morgan Stanley & Co., 0.200% due 05/01/12, collateralized by $9,058,900 US Treasury Bonds, 4.250% due 11/15/40 and $10,771,200 US Treasury Notes, 2.375% due 09/30/14; (value—$22,700,802); proceeds: $22,200,123	22,200,000	22,200,000
Repurchase agreement dated 04/30/12 with Royal Bank of Scotland PLC, 0.200% due 05/01/12, collateralized by $29,240,000 Federal National Mortgage Association obligations, 4.125% due 04//15/14; (value—$31,456,648); proceeds: $30,800,171	30,800,000	30,800,000
Repurchase agreement dated 04/30/12 with State Street Bank & Trust Co., 0.010% due 05/01/12, collateralized by $36,537 Federal Home Loan Mortgage Corp. obligations, 0.855% due 11/15/14, $85,332 US Treasury Bonds, 5.500% due 08/15/28 and $237,395 US Treasury Notes, 2.000% to 2.625% due 11/15/20 to 11/15/21; (value—$399,850); proceeds: $392,000	392,000	392,000
Total repurchase agreements (cost—$183,892,000)		183,892,000
Total investments before investments sold short (cost—$909,915,623)—148.26%		913,377,318

Investments sold short—(5.52)%
FNMA TBA*
3.500%	(10,000,000)	(10,382,812)
4.000%	(8,000,000)	(8,446,250)
5.000%	(14,000,000)	(15,203,125)
Total investments sold short (proceeds—$33,845,781)—(5.52)%		(34,032,187)
Liabilities in excess of other assets—(42.74)%		(263,276,599)
Net assets—100.00%		616,068,532

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,278,843
Gross unrealized depreciation	(7,817,148)
Net unrealized appreciation	$3,461,695

Affiliated issuer activity

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2012.

The investment manager earns a management fee from UBS Private Money Market Fund LLC.

		Purchases			Net income
		during the	Sales		earned from
		nine months	during the nine		affiliate for the
	Value at	ended	months ended	Value at	nine months ended
Security description	07/31/11 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)
UBS Private Money Market Fund LLC	—	10,200,009	10,200,009	—	14

Written swaptions

Swaptions activity for the nine months ended April 30, 2012 was as follows:

Premiums
received ($)
Swaptions outstanding at July 31, 2011	—
Swaptions written	1,566,395
Swaptions terminated in closing purchase transactions	(1,566,395)
Swaptions outstanding at April 30, 2012	—

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Government national mortgage association certificates	—	149,676,549	—	149,676,549
Federal home loan mortgage corporation certificates	—	150,895,980	—	150,895,980
Federal housing administration certificates	—	—	959,620	959,620
Federal national mortgage association certificates	—	304,946,808	—	304,946,808
Collateralized mortgage obligations	—	88,741,888	—	88,741,888
Asset-backed securities	—	15,108,052	—	15,108,052
Stripped mortgage-backed securities	—	6,626,629	—	6,626,629
Short-term US government obligations	—	12,529,792	—	12,529,792
Repurchase agreements	—	183,892,000	—	183,892,000
Federal national mortgage association certificates sold short	—	(34,032,187)	—	(34,032,187)
Total	—	878,385,511	959,620	879,345,131

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the nine months ended April 30, 2012:

	Federal housing administration certificates ($)	Collateralized mortgage obligations ($)	Stripped mortgage- backed securities ($)	Total ($)
Beginning balance	1,078,815	20,359,302	4,763,949	26,202,066
Purchases	—	—	—	—
Sales	(118,267)	(256,718)	—	(374,985)
Accrued discounts/(premiums)	(78)	36,846	(576,698)	(539,930)
Total realized gain/(loss)	12	52	(47,394)	(47,330)
Change in net unrealized appreciation/depreciation	(862)	(1,818,263)	335,632	(1,483,493)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(18,321,219)	(4,475,489)	(22,796,708)
Ending balance	959,620	—	—	959,620

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2012 was $(1,407).  Transfers out of Level 3 represent the value at the end of the period.  At April 30, 2012, securities were transferred from Level 3 to Level 2 as the valuations are based on observable inputs from an established pricing source.

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Entire amount designated as collateral for investments sold short.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Step bond that converts to the noted fixed rate at a designated future date.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 7.29% of net assets as of April 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2012 and changes periodically.
6

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages.  The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

7	Illiquid securities representing 0.88% of net assets as of April 30, 2012.
8	Rate shown is the discount rate at date of purchase.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2012.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1]($)	Value($)
US government obligations—58.35%
US Treasury Bonds
3.125%, due 02/15/42	9,135,000	9,160,688
US Treasury Inflation Index Bonds (TIPS)
0.750%, due 02/15/42	1,087,981	1,090,701
US Treasury Notes
0.125%, due 08/31/13	1,170,000	1,168,264
0.125%, due 09/30/13	9,055,000	9,040,856
0.250%, due 10/31/13	13,505,000	13,507,107
0.250%, due 04/30/14	4,325,000	4,323,988
0.250%, due 12/15/14	2,540,000	2,533,650
0.250%, due 02/15/15	10,435,000	10,399,949
0.375%, due 03/15/15	17,000,000	17,000,000
0.375%, due 04/15/15	11,070,000	11,069,136
0.500%, due 10/15/13	3,375,000	3,387,525
0.875%, due 02/28/17	6,201,300	6,231,339
1.000%, due 09/30/16	23,890,000	24,212,897
1.000%, due 03/31/17	585,000	590,850
1.375%, due 11/30/18	160,000	161,663
1.375%, due 02/28/19	8,690,000	8,749,744
1.500%, due 06/30/16	13,516,000	13,991,168
1.500%, due 07/31/16	38,215,000	39,552,525
1.500%, due 03/31/19	13,095,000	13,273,013
2.000%, due 04/30/16	1,340,000	1,414,014
2.000%, due 11/15/21	28,024,700	28,331,234
2.000%, due 02/15/22	17,014,000	17,141,605
2.375%, due 05/31/18	21,020,000	22,624,414
2.375%, due 06/30/18	1,265,000	1,361,160
2.750%, due 02/28/13	9,020,000	9,211,323
2.750%, due 02/15/19	150,000	164,754
Total US government obligations (cost—$264,868,588)		269,693,567

Federal farm credit bank certificate—1.36%
FFCB
2.625%, due 04/17/14 (cost—$5,994,538)	6,000,000	6,265,692

Federal home loan bank certificate—0.14%
FHLB
5.625%, due 06/13/16 (cost—$605,246)	555,000	635,670

Federal home loan mortgage corporation certificate*—0.60%
FHLMC
5.000%, due 11/13/14 (cost—$2,687,528)	2,500,000	2,786,990

Federal national mortgage association certificates*—2.72%
FNMA
0.000%, due 10/09/19[2]	3,795,000	3,055,487
1.950%, due 03/28/19	3,305,000	3,310,900
2.700%, due 03/28/22	5,280,000	5,322,055

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1]($)	Value($)
Federal national mortgage association certificates*—(concluded)
4.625%, due 05/01/13	845,000	881,882
Total federal national mortgage association certificates (cost—$12,315,733)		12,570,324

Collateralized mortgage obligations—7.75%
Arkle Master Issuer PLC,
Series 2010-2A, Class 1A1
1.895%, due 05/17/60[3,4]	2,015,000	2,022,496
Arran Cards Funding PLC,
Series 2012-1A, Class A1
0.940%, due 07/15/15[3,4]	3,225,000	3,233,143
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class A4
6.186%, due 06/11/35	17,465	17,463
Bear Stearns Alternative Loan Trust-A Trust,
Series 2004-13, Class A1
0.979%, due 11/25/34[3]	364,568	344,248
Bear Stearns ARM Trust,
Series 2004-5, Class 2A
3.133%, due 07/25/34	798,805	761,367
Bear Stearns Commercial Mortgage Securities,
Series 2003-T12, Class A4
4.680%, due 08/13/39[3]	2,400,000	2,488,315
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class AM
5.347%, due 12/10/46	655,000	660,628
Series 2010-C1, Class A1
3.156%, due 07/10/46[4]	1,255,600	1,311,997
Series 2012-9W57, Class A
2.365%, due 02/10/29[4]	640,000	649,894
Countrywide Home Loans,
Series 2006-0A5, Class 2A1
0.439%, due 04/25/46[3]	447,447	252,222
CWCapital COBALT,
Series 2007-C3, Class A4
6.010%, due 05/15/46[3]	840,000	924,374
Extended Stay America Trust,
Series 2010-ESHA, Class B
4.221%, due 11/05/27[4]	650,000	659,918
Series 2010-ESHA, Class D
5.498%, due 11/05/27[4]	1,210,000	1,224,118
FNMA REMIC*,
Trust 2005-109, Class PV
6.000%, due 10/25/32	920,794	1,027,646
Trust 2012-35, Class MA
5.500%, due 08/25/29	3,376,625	3,443,585
GNMA REMIC,
Trust Series 2006-3, Class B
5.091%, due 01/16/37[3]	1,186,945	1,257,211

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1]($)		Value($)
Collateralized mortgage obligations—(concluded)
Holmes Master Issuer PLC,
Series 2010-1A, Class A2
1.867%, due 10/15/54[3,4]	2,390,000		2,402,624
JPMorgan Chase Commercial Mortgage Securities,
Series 2003-ML1A, Class A2
4.767%, due 03/12/39	1,455,000		1,482,727
Series 2004-CB8, Class A1A
4.158%, due 01/12/39[4]	1,946,624		2,016,424
Series 2004-CBX, Class A4
4.529%, due 01/12/37	453,770		453,692
Series 2007-CB18, Class A3
5.447%, due 06/12/47	687,420		719,271
Series 2011-PLSD, Class A2
3.364%, due 11/13/44[4]	800,000		844,007
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A2
5.875%, due 06/25/21	122,609		117,577
Series 2007-S1, Class 1A2
5.500%, due 03/25/22	98,011		90,638
Morgan Stanley Capital I,
Series 2005-HQ6, Class A4A
4.989%, due 08/13/42	2,075,000		2,284,359
Permanent Master Issuer PLC,
Series 2006-1, Class 6A1
1.138%, due 04/15/20[3,4,5]	GBP	1,466,000	2,359,495
Small Business Administration,
Series 2004-P10B, Class 1
4.754%, due 08/10/14	344,313		363,753
Structured ARM Loan Trust,
Series 2004-13, Class A2
0.539%, due 09/25/34[3]	196,846		147,247
Series 2004-6, Class 4A1
2.533%, due 06/25/34[3]	1,940,425		1,792,128
Structured Asset Securities Corp.,
Series 2003-AL1, Class A
3.357%, due 04/25/31[4]	482,014		466,527
Total collateralized mortgage obligations (cost—$35,487,174)			35,819,094

Asset-backed securities—7.81%
AmeriCredit Automobile Receivables Trust,
Series 2011-1, Class A2
0.840%, due 06/09/14	1,053,579		1,054,089
Series 2012-2, Class B
1.780%, due 03/08/17	1,430,000		1,429,638
BMW Vehicle Lease Trust,
Series 2012-1, Class A2
0.590%, due 06/20/14	1,730,000		1,729,921
Citibank Omni Master Trust,
Series 2009-A11, Class A11
1.790%, due 08/15/16[3,4]	1,705,000		1,712,243

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1]($)	Value($)
Asset-backed securities—(continued)
CNH Equipment Trust,
Series 2012-A, Class A2
0.650%, due 07/15/15	1,800,000	1,801,056
Countrywide Asset-Backed Certificates,
Series 2006-2, Class 2A2
0.429%, due 06/25/36[3]	620,068	530,119
Credit Acceptance Auto Loan Trust,
Series 2010-1, Class A
2.060%, due 04/16/18[4]	1,185,000	1,183,947
Series 2011-1, Class A
2.610%, due 03/15/19[4]	1,105,000	1,118,638
Ford Credit Floorplan Master Owner Trust,
Series 2012-1, Class C
1.703%, due 01/15/16[3]	1,415,000	1,415,000
Series 2012-2, Class A
1.920%, due 01/15/19	2,535,000	2,563,002
Lehman XS Trust,
Series 2005-6, Class 1A1
0.499%, due 11/25/35[3]	419,282	209,025
Mercedes-Benz Auto Lease Trust,
Series 2012-A, Class A2
0.660%, due 04/15/14	1,645,000	1,645,381
Sallie Mae Student Loan Trust,
Series 2005-8, Class A4
1.216%, due 01/25/28[3]	3,300,000	3,206,305
Series 2008-5, Class A4
2.166%, due 07/25/23[3]	2,950,000	3,066,091
Series 2010-C, Class A1
1.890%, due 12/15/17[3,4]	667,802	669,496
Santander Consumer Acquired Receivables Trust,
Series 2011-51A, Class B
1.660%, due 08/15/16[4]	1,009,569	1,001,632
Series 2011-W0, Class A2
0.910%, due 11/15/13[4]	606,951	607,021
Santander Drive Auto Receivables Trust,
Series 2010-B, Class A2
1.010%, due 07/15/13[4]	492,666	492,893
Series 2010-B, Class B
2.100%, due 09/15/14[4]	2,490,000	2,501,589
Series 2011-3, Class C
3.090%, due 05/15/17	1,290,000	1,313,033
Series 2011-S1A, Class B
1.480%, due 05/15/17[4]	873,006	871,036
Series 2011-S1A, Class D
3.100%, due 05/15/17[4]	642,555	641,051
Series 2011-S2A, Class B
2.060%, due 06/15/17[4]	614,240	615,384
Series 2012-1, Class C
3.780%, due 11/15/17	1,240,000	1,270,561
Series 2012-2, Class C
3.200%, due 02/15/18	1,335,000	1,341,249
SLM Student Loan Trust,
Series 2012-A, Class A1
1.640%, due 08/15/25[3,4]	1,609,578	1,613,011

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1]($)		Value($)
Asset-backed securities—(concluded)
Structured Receivables Finance LLC,
Series 2010-B, Class A
3.730%, due 08/15/36[4]	478,657		487,771
Total asset-backed securities (cost—$36,087,958)			36,090,182

Corporate notes—24.50%
Banking-non-US—2.99%
DEPFA Asset Covered Securities Bank
4.875%, due 10/28/15[4]	1,300,000		1,325,680
DnB Bank ASA
3.200%, due 04/03/17[4]	1,780,000		1,798,774
DnB NOR Boligkreditt
2.100%, due 10/14/15[4]	1,700,000		1,731,590
Eksportfinans A/S
5.500%, due 05/25/16	1,275,000		1,255,380
HSBC Bank PLC
2.000%, due 01/19/14[4]	1,605,000		1,609,234
ING Bank NV
3.750%, due 03/07/17[4]	1,305,000		1,289,135
NRW Bank
4.100%, due 12/28/12	CAD	870,000	891,833
Sparebank 1 Boligkreditt AS
2.300%, due 06/30/17[4]	1,825,000		1,826,770
Swedbank Hypotek AB
2.950%, due 03/28/16[4,6]	1,995,000		2,080,340
			13,808,736
Banking-US—2.37%
Bank of America Corp.
5.625%, due 10/14/16	1,325,000		1,407,957
5.625%, due 07/01/20	710,000		733,859
6.500%, due 08/01/16	1,370,000		1,497,850
Bank of America Corp.,
Series 1
3.750%, due 07/12/16	650,000		647,205
Capital One Financial Corp.
2.150%, due 03/23/15	685,000		689,440
4.750%, due 07/15/21	1,125,000		1,213,157
CIT Group, Inc.
4.750%, due 02/15/15[4]	690,000		703,800
5.250%, due 03/15/18	855,000		880,650
Goldman Sachs Group, Inc.
5.750%, due 01/24/22	1,405,000		1,467,093
6.150%, due 04/01/18	800,000		870,792
JPMorgan Chase & Co.
4.500%, due 01/24/22	190,000		202,390

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1]($)	Value($)
Corporate notes—(continued)
Banking-US—(concluded)
Wells Fargo & Co.
3.500%, due 03/08/22	650,000	658,373
		10,972,566
Consumer products—0.16%
Reynolds Group Issuer, Inc.
7.750%, due 10/15/16[4,7]	710,000	750,825

Diversified financial services—0.30%
General Electric Capital Corp.
5.500%, due 01/08/20	620,000	708,905
General Electric Capital Corp. MTN
4.375%, due 09/16/20	640,000	685,821
		1,394,726
Electric-integrated—1.34%
Constellation Energy Group, Inc.
5.150%, due 12/01/20	846,000	937,729
Duke Energy Corp.
3.950%, due 09/15/14	1,845,000	1,973,674
Florida Power Corp.
4.800%, due 03/01/13	340,000	351,967
Jersey Central Power & Light Co.
5.625%, due 05/01/16	550,000	621,409
Pacificorp
5.500%, due 01/15/19	651,000	776,746
Progress Energy, Inc.
5.625%, due 01/15/16	1,325,000	1,520,405
		6,181,930
Finance-captive automotive—0.11%
Ford Motor Credit Co. LLC
6.625%, due 08/15/17	220,000	252,874
7.000%, due 04/15/15	110,000	122,650
8.000%, due 12/15/16	100,000	119,448
		494,972
Financial services—3.47%
Ally Financial, Inc.
4.500%, due 02/11/14	2,722,000	2,749,220
5.500%, due 02/15/17	1,310,000	1,338,859
American Express Credit Corp.
2.375%, due 03/24/17	1,100,000	1,121,650
Citigroup, Inc.
4.587%, due 12/15/15	2,290,000	2,398,548
Credit Suisse AG Guernsey
1.625%, due 03/06/15[4]	1,545,000	1,549,570

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1]($)	Value($)
Corporate notes—(continued)
Financial services—(concluded)
HSBC Finance Corp.
6.676%, due 01/15/21	810,000	874,789
HSBC Holdings PLC
4.000%, due 03/30/22	460,000	467,334
Morgan Stanley
3.800%, due 04/29/16	155,000	151,570
4.750%, due 03/22/17	1,050,000	1,048,092
5.450%, due 01/09/17	1,765,000	1,793,173
SLM Corp.
4.991%, due 01/31/14[3]	1,700,000	1,701,105
SteelRiver Transmission Co. LLC
4.710%, due 06/30/17[4]	810,116	838,779
		16,032,689
Food products—0.10%
Kraft Foods, Inc.
6.500%, due 08/11/17	364,000	441,679

Gaming—0.28%
MGM Resorts International
13.000%, due 11/15/13	1,129,000	1,309,640

Insurance—1.81%
MetLife Institutional Funding II
1.625%, due 04/02/15[4]	1,920,000	1,922,552
Metropolitan Life Global Funding I
2.000%, due 01/09/15[4]	2,200,000	2,235,908
5.125%, due 06/10/14[4]	245,000	264,576
Pricoa Global Funding I
5.400%, due 10/18/12[4]	2,175,000	2,221,645
Prudential Financial, Inc. MTN
3.000%, due 05/12/16	350,000	360,987
4.750%, due 09/17/15	360,000	391,163
5.800%, due 06/15/12	975,000	980,625
		8,377,456
Media—1.26%
CCH II LLC/CCH II Capital Corp.
13.500%, due 11/30/16	1,840,000	2,079,200
Clear Channel Worldwide Holdings, Inc.
9.250%, due 12/15/17	625,000	682,031
Clear Channel Worldwide Holdings, Inc.,
Series B
9.250%, due 12/15/17	756,000	828,765
COX Communications, Inc.
7.125%, due 10/01/12	350,000	359,405
DIRECTV Holdings Financing
3.800%, due 03/15/22[4]	735,000	731,675

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1]($)	Value($)
Corporate notes—(continued)
Media—(concluded)
Dish DBS Corp.
6.625%, due 10/01/14	505,000	547,925
Interpublic Group of Cos., Inc.
6.250%, due 11/15/14	561,000	611,490
		5,840,491
Medical providers—0.72%
HCA, Inc.
6.750%, due 07/15/13	670,000	700,150
Tenet Healthcare Corp.
8.875%, due 07/01/19	614,000	688,448
UnitedHealth Group, Inc.
2.875%, due 03/15/22	755,000	754,336
3.375%, due 11/15/21	220,000	229,823
WellPoint, Inc.
7.000%, due 02/15/19	750,000	945,718
		3,318,475
Metals & mining—0.38%
Codelco, Inc.
3.750%, due 11/04/20[4]	370,000	385,464
Newcrest Finance Pty Ltd.
4.450%, due 11/15/21[4]	970,000	999,258
Vale Overseas Ltd.
4.375%, due 01/11/22	365,000	373,969
		1,758,691
Multi-line insurance—0.38%
American International Group, Inc.
3.000%, due 03/20/15[6]	355,000	361,107
3.800%, due 03/22/17	725,000	748,793
5.450%, due 05/18/17	600,000	650,435
		1,760,335
Oil & gas—1.83%
Anadarko Petroleum Corp.
5.750%, due 06/15/14	600,000	652,106
6.375%, due 09/15/17	945,000	1,123,050
7.625%, due 03/15/14	300,000	333,090
Continental Resources, Inc.
8.250%, due 10/01/19	1,420,000	1,590,400
Linn Energy LLC
6.500%, due 05/15/19[4]	1,132,000	1,137,660
Nexen, Inc.
7.500%, due 07/30/39	320,000	392,008
OGX Petroleo e Gas Participacoes SA
8.500%, due 06/01/18[4]	1,092,000	1,132,950
PBF Holding Co. LLC/PBF Finance Corp.
8.250%, due 02/15/20[4]	565,000	584,775

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1]($)	Value($)
Corporate notes—(continued)
Oil & gas—(concluded)
Transocean, Inc.
6.375%, due 12/15/21	1,275,000	1,493,016
		8,439,055
Oil Services—0.34%
Petrobras International Finance Co.
3.875%, due 01/27/16	1,505,000	1,575,485

Paper & forest products—0.22%
Georgia-Pacific LLC
8.250%, due 05/01/16[4]	925,000	1,022,125

Pipelines—2.39%
DCP Midstream Operating LP
4.950%, due 04/01/22	525,000	540,925
El Paso Pipeline Partners Operating Co. LLC
4.100%, due 11/15/15	2,725,000	2,836,090
6.500%, due 04/01/20	235,000	269,943
Energy Transfer Partners LP
5.200%, due 02/01/22	1,250,000	1,332,369
Enterprise Products Operating LLC
3.200%, due 02/01/16	1,525,000	1,621,270
4.850%, due 08/15/42	240,000	235,904
6.300%, due 09/15/17	675,000	808,259
Kinder Morgan Energy Partners LP
3.950%, due 09/01/22	650,000	654,580
Plains All American Pipeline LP/PAA Finance Corp.
3.650%, due 06/01/22	345,000	346,815
Ruby Pipeline LLC
6.000%, due 04/01/22[4]	660,000	675,794
Spectra Energy Partners LP
2.950%, due 06/15/16	1,075,000	1,112,520
The Williams Cos., Inc.
8.750%, due 03/15/32	464,000	626,922
		11,061,391
Real estate investment trusts—0.38%
Rouse Co. LP
6.750%, due 05/01/13[4]	1,087,000	1,115,534
UDR, Inc. MTN
4.250%, due 06/01/18	600,000	637,567
		1,753,101
Real estate management services—0.26%
ProLogis LP
6.250%, due 03/15/17	1,050,000	1,190,131

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Face amount[1]($)	Value($)
Corporate notes—(continued)
Retail—0.41%
Dollar General Corp.
11.875%, due 07/15/17[3,8]	1,002,000	1,082,170
Macy’s Retail Holdings, Inc.
5.750%, due 07/15/14	547,000	598,585
5.875%, due 01/15/13	192,000	198,300
1,879,055
Special purpose entity—0.76%
Capital One Multi-Asset,
Series 4-3C
6.625%, due 06/17/14[3]	GBP	350,000	574,253
Crown Castle Towers LLC
6.113%, due 01/15/20[4]	1,805,000	2,061,259
Murray Street Investment Trust I
4.647%, due 03/09/17[7]	870,000	875,224
3,510,736
Telecommunications—1.11%
Qwest Corp.
7.500%, due 10/01/14	194,000	218,250
7.625%, due 06/15/15	115,000	131,388
8.375%, due 05/01/16	350,000	419,125
SBA Tower Trust
4.254%, due 04/15/15[4,7]	1,200,000	1,254,973
Sprint Nextel Corp.
7.000%, due 03/01/20[4]	893,000	910,860
9.000%, due 11/15/18[4]	458,000	504,372
Telefonica Emisiones SAU
5.855%, due 02/04/13	925,000	941,142
Virgin Media Secured Finance PLC
5.500%, due 01/15/21	GBP	190,000	320,685
6.500%, due 01/15/18	405,000	441,450
5,142,245
Telephone-integrated—0.28%
Qwest Communications International, Inc.
7.125%, due 04/01/18	1,197,000	1,277,798

Tobacco—0.29%
Altria Group, Inc.
9.250%, due 08/06/19	610,000	832,346
9.700%, due 11/10/18	360,000	488,821
1,321,167
Utilities—0.56%
Tennessee Valley Authority
5.250%, due 09/15/39	2,095,000	2,605,248
Total corporate notes (cost—$109,965,121)	113,220,748

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1]($)	Value($)
Non-US government obligation—1.97%
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, due 04/15/20 (cost—$9,075,294)	5,859,815	9,112,934

Repurchase agreement—0.19%
Repurchase agreement dated 04/30/12 with State Street Bank & Trust Co., 0.010% due 05/01/12, collateralized by $83,513 Federal Home Loan Mortgage Corp. obligations, 0.855% due 11/15/14, $195,045 US Treasury Bonds, 5.500% due 08/15/28 and $542,616 US Treasury Notes, 2.000% to 2.625% due 11/15/20 to 11/15/21; (value—$913,943); proceeds: $896,000 (cost—$896,000)	896,000	896,000

	Number of contracts/ Notional amount[1]($)	Value($)
Options purchased—0.02%
Call options purchased—0.00%
US Treasury Note 10 Year Futures, strike @ $133.50, expires 05/25/12	102	19,125

Put options & swaptions purchased—0.02%
3 Month LIBOR 10 Year Swap, strike @ 2.250%, expires 09/10/12 (Counterparty: JPMorgan Chase Bank; receive fixed rate); underlying swap terminates 09/12/22[9]	9,900,000	12,508
3 Month LIBOR 10 Year Swap, strike @ 2.580%, expires 09/19/12 (Counterparty: JPMorgan Chase Bank; receive fixed rate); underlying swap terminates 09/21/22[9]	9,900,000	5,693
6 Month EURIBOR 30 Year Swap, strike @ 4.500%, expires 11/11/13 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 11/13/43[9]	EUR 2,200,000	15,057
6 Month EURIBOR Interest Rate Swap, strike @ 4.500%, expires 09/16/13 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 09/18/43[9]	EUR 2,700,000	13,532
EUR Put, strike @ $1.24%, expires 05/10/12	EUR 2,020,000	3
EUR Put, strike @ $1.24%, expires 07/09/12	EUR 2,020,000	6,522

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of contracts/ Notional amount[1]	Value($)
Options purchased—(concluded)
Put options & swaptions purchased—(concluded)
6 Month EURIBOR Interest Rate Swap, strike @ 4.500%, expires 10/21/13 (Counterparty: Goldman Sachs Bank USA; receive fixed rate); underlying swap terminates 10/23/43[9]	EUR 2,500,000	15,354
		68,669
Total options & swaptions purchased (cost—$387,729)		87,794

	Number of shares	Value
Investment of cash collateral from securities loaned—0.54%
Money market fund—0.54%
UBS Private Money Market Fund LLC[10] (cost—$2,473,353)	2,473,353	2,473,353
Total investments (cost—$480,844,262)—105.95%		489,652,348
Liabilities in excess of other assets—(5.95)%		(27,485,147)
Net assets—100.00%		462,167,201

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$10,034,259
Gross unrealized depreciation	(1,226,173)
Net unrealized appreciation	$8,808,086

Futures contracts

Number of contracts	Currency		Expiration dates	Cost($)	Current value ($)	Unrealized appreciation ($)
US Treasury futures buy contracts:
44	USD	US Treasury Bond 30 Year Futures	June 2012	6,189,978	6,286,500	96,522
395	USD	US Treasury Note 2 Year Futures	June 2012	86,993,697	87,116,016	122,319
				93,183,675	93,402,516	218,841

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Futures contracts—(concluded)

			Expiration date	Proceeds($)	Current value	Unrealized appreciation (depreciation)
US Treasury futures sell contracts:
48	USD	Ultra Long-Term US Treasury Bond Futures	June 2012	7,597,714	7,575,000	22,714
78	USD	US Treasury Note 5 Year Futures	June 2012	9,515,869	9,656,156	(140,287)
109	USD	US Treasury Note 10 Year Futures	June 2012	14,392,009	14,418,656	(26,647)
Interest rate futures sell contracts:
47	EUR	German Euro Bund Futures	June 2012	8,606,433	8,777,762	(171,329)
				40,112,025	40,427,574	(315,549)
						(96,708)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CITI	CAD	2,296,903	AUD	2,225,000	05/22/12	(10,708)
GSI	CAD	854,500	USD	855,678	07/18/12	(7,818)
GSI	GBP	1,940,500	USD	3,096,621	07/18/12	(51,161)
JPMCB	EUR	4,737,500	USD	6,253,794	07/25/12	(20,180)
RBS	AUD	2,190,000	CAD	2,269,278	05/22/12	19,146
RBS	EUR	3,685,000	USD	4,859,269	06/20/12	(19,603)
RBS	EUR	2,154,500	USD	2,829,944	07/25/12	(23,307)
						(113,631)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Interest rate swaps

				Rate type
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio[11] %	Payments received by the Portfolio[11]	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
CSI	USD	1,900	04/19/41	4.263	3 Month Libor	—	(564,119)	(564,119)
CSI	USD	7,600	12/05/21	2.244	3 Month Libor	—	(174,593)	(174,593)
CSI	USD	1,400	01/11/42	2.684	3 Month Libor	—	38,257	38,257
CSI	USD	5,000	02/28/22	2.080	3 Month Libor	—	(28,463)	(28,463)
CSI	USD	3,400	03/15/22	2.181	3 Month Libor	—	(49,530)	(49,530)
						—	(778,448)	(778,448)

Credit default swaps on corporate issues—buy protection12

		Notional			Rate type
Counterparty	Referenced Obligations[13]	amount (000)		Termination date	Payments made by the Portfolio (%)[11]	Upfront payments (made) ($)	Value ($)	Unrealized depreciation ($)
CSI	Noble Energy Inc. bond, 5.250%, due 04/15/14	USD	2,400	12/20/16	1.000	(68,612)	10,342	(58,270)
CSI	Entergy Corp. bond, 3.625%, 09/15/15	USD	1,175	12/20/16	1.000	(153,715)	152,292	(1,423)
						(222,327)	162,634	(59,693)

Credit default swaps on corporate issues—sell protection14

		Notional			Rate Type			Unrealized
Counterparty	Referenced Obligations[13]	amount (000)		Termination date	Payments received by the Portfolio (%)[11]	Upfront payments received ($)	Value ($)	appreciation (depreciation) ($)	Credit spread[15] %
CSI	Kinder Morgan Energy Partners, L.P. bond, 5.125%, due 11/15/14	USD	3,725	09/20/16	1.000	60,752	(93,951)	(33,199)	1.60
JPMCB	MetLife, Inc. bond, 5.000%, due 06/15/15	USD	2,000	12/20/16	1.000	196,181	(99,962)	96,219	2.16
						256,933	(193,913)	63,020

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	269,693,567	—	269,693,567
Federal farm credit bank certificate	—	6,265,692	—	6,265,692
Federal home loan bank certificate	—	635,670	—	635,670
Federal home loan mortgage corporation certificate	—	2,786,990	—	2,786,990
Federal national mortgage association certificates	—	12,570,324	—	12,570,324
Collateralized mortgage obligations	—	35,819,094	—	35,819,094
Asset-backed securities	—	36,090,182	—	36,090,182
Corporate notes	—	113,220,748	—	113,220,748
Non-US government obligation	—	9,112,934	—	9,112,934
Repurchase agreement	—	896,000	—	896,000
Options & swaptions purchased	19,125	68,669	—	87,794
Investment of cash collateral from securities loaned	—	2,473,353	—	2,473,353
Futures contracts, net	(96,708)	—	—	(96,708)
Forward foreign currency contracts, net	—	(113,631)	—	(113,631)
Swap agreements, net	—	(809,727)	—	(809,727)
Total	(77,583)	488,709,865	—	488,632,282

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of
total investments (%)
United States	93.1
Germany	2.1
Norway	1.4
Cayman Islands	0.7
United Kingdom	0.6
Sweden	0.4
Switzerland	0.3
Ireland	0.3
Netherlands	0.3
Austria	0.2
Australia	0.2
Spain	0.2
Canada	0.1
Chile	0.1
Total	100.0

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	In US Dollars unless otherwise indicated.
2	Zero coupon bond. The rate shown represents the annualized yield at the date of purchase.
3	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2012 and changes periodically.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 14.14% of net assets as of April 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2012, the value of this security amounted to 0.51% of net assets.

6	Security, or portion thereof, was on loan at April 30, 2012.
7	Step bond that converts to the noted fixed rate at a designated future date.
8	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
9	Illiquid security representing less than 0.005% of net assets as of April 30, 2012.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

10

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

			Sales		Net income
		Purchases	during the		earned from
		during the	nine months		affiliate for the
	Value at	nine months ended	ended	Value at	nine months ended
Security description	07/31/11 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)
UBS Private Money Market Fund LLC	4,196,400	136,725,073	138,448,120	2,473,353	445

11	Payments made/received are based on the notional amount.
12

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

13	Payment from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the above referenced obligations.
14

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

15

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2012.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)	Value ($)
US government obligations—35.79%
US Treasury Bonds
2.125%, due 08/15/21	39,100,000	40,101,937
8.000%, due 11/15/21	23,500,000	36,395,625
US Treasury Inflation Index Bonds (TIPS)
0.125%, due 01/15/22	46,464,264	48,591,444
2.375%, due 01/15/25	1,449,132	1,891,004
US Treasury Inflation Index Notes (TIPS)
0.625%, due 07/15/21	2,827,888	3,122,164
1.125%, due 01/15/21	104,058	119,342
1.250%, due 07/15/20	1,878,768	2,183,921
US Treasury Notes
0.875%, due 02/28/17	22,900,000	23,010,928
2.000%, due 11/15/21	32,800,000	33,158,766
2.000%, due 02/15/22	62,300,000	62,767,250
3.125%, due 05/15/21	56,800,000	63,318,709
Total US government obligations (cost—$305,463,559)		314,661,090

Government national mortgage association certificates—0.01%
GNMA II ARM
1.625%, due 11/20/23	6,082	6,297
1.625%, due 07/20/25	7,836	8,113
2.375%, due 01/20/26	14,871	15,440
2.375%, due 05/20/26	24,986	25,916
Total government national mortgage association certificates (cost—$54,298)		55,766

Federal home loan mortgage corporation certificates*—0.19%
FHLMC
7.645%, due 05/01/25	1,277,311	1,505,630
FHLMC ARM
5.683%, due 03/01/36	132,638	143,810
Total federal home loan mortgage corporation certificates (cost—$1,413,109)		1,649,440

Federal housing administration certificates—0.01%
FHA GMAC
7.430%, due 06/01/21	38,116	38,116
FHA Reilly
7.430%, due 10/01/20	11,564	11,564
Total federal housing administration certificates (cost—$52,717)		49,680

Federal national mortgage association certificates*—4.01%
FNMA
3.500%, due 11/01/21	4,172,290	4,432,336
3.500%, due 12/01/25[3]	1,652,589	1,745,461
4.000%, due 02/01/41[3]	9,234,170	9,776,857
4.000%, due 01/01/42	528,106	559,390
4.500%, due 04/01/29	1,594,109	1,708,779
4.500%, due 08/01/35	174,700	187,240
4.500%, due 08/01/41[3]	551,100	591,690
5.396%, due 11/01/34	11,193,627	12,858,060

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)	Value ($)
Federal national mortgage association certificates*—(concluded)
1.558%, due 08/01/40	116,744	118,553
2.282%, due 05/01/30	93,267	98,300
2.347%, due 04/01/27	26,562	28,154
2.371%, due 05/01/27	33,209	35,200
5.159%, due 10/01/35	237,364	252,260
5.248%, due 09/01/35	213,284	227,511
5.325%, due 11/01/35	299,643	323,512
5.352%, due 01/01/36	308,155	332,518
5.532%, due 03/01/36	256,512	277,789
5.570%, due 12/01/35	198,083	214,660
5.604%, due 02/01/36	329,967	357,399
5.609%, due 03/01/36	182,804	196,230
5.691%, due 03/01/36	308,324	334,185
5.693%, due 01/01/36	162,680	174,667
5.786%, due 03/01/36	238,794	258,884
5.823%, due 06/01/36	53,185	57,700
FNMA ARM COFI
3.250%, due 11/01/26[2]	81,832	72,108
Total federal national mortgage association certificates (cost—$32,972,367)		35,219,443

Collateralized mortgage obligations—23.81%
ARM Trust, Series 2005-5, Class 2A1
3.003%, due 09/25/35	383,659	308,736
Banc of America Funding Corp.,
Series 2005-D, Class A1
2.652%, due 05/25/35[4]	3,038,747	3,027,461
Series 2007-3, Class 2A1
5.500%, due 09/25/34	730,391	724,324
Banc of America Large Loan,
Series 2010-HLTN, Class HLTN
1.991%, due 11/15/15[4,5]	3,109,379	2,917,251
Series 2010-UB5, Class A4A
5.667%, due 02/17/51[4,5]	2,500,000	2,767,395
Bank of America Mortgage Securities, Inc.,
Series 2002-G, Class 1A3
3.496%, due 07/20/32[4]	6,477	6,235
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A
2.528%, due 10/25/33[4]	38,651	31,326
Series 2004-9, Class 2A1
2.664%, due 09/25/34[4]	976,218	721,923
Series 2005-7, Class 22A1
2.823%, due 09/25/35[4]	1,470,987	1,003,552
Series 2006-1, Class 21A2
2.776%, due 02/25/36[4]	1,477,035	661,097
Bear Stearns ARM Trust,[4]
Series 2003-1, Class 5A1
5.577%, due 04/25/33	27,677	27,105
Series 2003-1, Class 6A1
2.625%, due 04/25/33	81,851	77,778
Series 2003-5, Class 2A1
2.613%, due 08/25/33	563,563	558,151
Series 2004-3, Class 1A2
3.097%, due 07/25/34	404,564	344,605
Series 2004-6, Class 2A1
2.815%, due 09/25/34	2,028,013	1,691,884

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 2004-7, Class 1A1
2.939%, due 10/25/34	556,872	427,976
Series 2004-9, Class 22A1
3.206%, due 11/25/34	61,220	60,495
Series 2005-2, Class A1
2.620%, due 03/25/35	1,793,195	1,736,275
Series 2005-5, Class A2
2.250%, due 08/25/35	3,166,580	2,913,035
Series 2005-9, Class A1
2.400%, due 10/25/35	2,098,165	1,807,284
Series 2005-10, Class A1
2.680%, due 10/25/35	13,327	13,273
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10
5.500%, due 11/25/35	3,227,000	2,800,074
Series 2007-S6, Class 2A1
5.500%, due 12/25/22	2,100,708	2,109,725
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-4, Class A
5.328%, due 08/25/35[4]	3,531,486	3,320,190
Series 2005-6, Class A2
2.450%, due 09/25/35[4]	216,888	189,983
Series 2005-6, Class A3
2.100%, due 09/25/35[4]	39,549	38,047
Series 2005-11, Class A1A
2.600%, due 05/25/35[4]	972,293	897,984
Series 2006-AR1, Class 1A1
2.530%, due 10/25/35[4]	4,987,111	4,136,126
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	292,259	303,201
Series 2005-62, Class 2A1
1.158%, due 12/25/35[4]	632,417	364,642
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	1,406,309	954,302
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2003-R4, Class 2A
6.500%, due 01/25/34[4,5]	1,287,474	1,288,597
Series 2004-12, Class 11A1
2.797%, due 08/25/34[4]	687,592	505,793
Series 2004-12, Class 11A2
2.797%, due 08/25/34[4]	442,023	341,123
Series 2004-12, Class 12A1
2.629%, due 08/25/34[4]	157,395	122,252
Series 2005-HYB9, Class 5A1
2.609%, due 02/20/36[4]	444,416	282,394
DLJ Commercial Mortgage Corp.,
Series 1999-CG2, Class B4
6.100%, due 06/10/32[5]	2,895,358	2,941,553
FHLMC REMIC,*
Series 1278, Class K
7.000%, due 05/15/22	84,709	95,391
Series 1367, Class KA
6.500%, due 09/15/22	1,696	1,898
Series 1502, Class PX
7.000%, due 04/15/23	462,512	535,813

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 1503, Class PZ
7.000%, due 05/15/23	155,868	180,104
Series 1534, Class Z
5.000%, due 06/15/23	161,105	161,072
Series 1548, Class Z
7.000%, due 07/15/23	118,513	138,096
Series 1562, Class Z
7.000%, due 07/15/23	195,300	226,080
Series 1694, Class Z
6.500%, due 03/15/24	87,330	92,738
Series 2061, Class Z
6.500%, due 06/15/28	320,992	331,663
Series 2400, Class FQ
0.740%, due 01/15/32[4]	170,214	171,100
Series 2579, Class DZ
5.000%, due 03/15/34	7,483,981	8,413,934
Series 2764, Class LZ
4.500%, due 03/15/34	2,875,472	3,155,314
Series 2764, Class ZG
5.500%, due 03/15/34	5,453,898	6,151,513
Series 2835, Class JZ
5.000%, due 08/15/34	2,200,526	2,411,727
Series 2921, Class PG
5.000%, due 01/15/35	6,200,000	7,073,346
Series 2983, Class TZ
6.000%, due 05/15/35	6,505,064	7,601,739
Series 3149, Class CZ
6.000%, due 05/15/36	9,059,230	10,504,209
Series G23, Class KZ
6.500%, due 11/25/23	130,645	148,714
Series T-054, Class 2A
6.500%, due 02/25/43	921,163	1,033,414
Series T-058, Class 2A
6.500%, due 09/25/43	3,455,043	3,994,472
Series T-075, Class A1
0.278%, due 12/25/36[4]	1,871,242	1,860,879
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 2A1
2.730%, due 08/25/35[4]	107,167	87,377
FNMA REMIC,*
Series 1991-065, Class Z
6.500%, due 06/25/21	6,825	7,484
Series 1992-040, Class ZC
7.000%, due 07/25/22	19,960	22,490
Series 1992-129, Class L
6.000%, due 07/25/22	9,261	10,376
Series 1993-037, Class PX
7.000%, due 03/25/23	25,337	29,128
Series 1993-060, Class Z
7.000%, due 05/25/23	144,287	166,791
Series 1993-065, Class ZZ
7.000%, due 06/25/13	37,229	38,030
Series 1993-070, Class Z
6.900%, due 05/25/23	23,137	26,616
Series 1993-096, Class PZ
7.000%, due 06/25/23	135,278	156,446
Series 1993-160, Class ZB

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)	Value ($)
Collateralized mortgage obligations—(continued)
6.500%, due 09/25/23	45,906	51,665
Series 1993-163, Class ZB
7.000%, due 09/25/23	12,439	14,393
Series 1994-023, Class PX
6.000%, due 08/25/23	161,493	169,046
Series 1998-066, Class FG
0.538%, due 12/25/28[4]	94,911	94,960
Series 1998-M7, Class Z
6.390%, due 05/25/36	6,502	6,488
Series 1999-W4, Class A9
6.250%, due 02/25/29	692,706	787,010
Series 2000-034, Class F
0.688%, due 10/25/30[4]	12,672	12,702
Series 2002-080, Class A1
6.500%, due 11/25/42	1,683,219	1,895,726
Series 2003-064, Class AH
6.000%, due 07/25/33	8,406,621	9,535,606
Series 2003-W8, Class 2A
7.000%, due 10/25/42	89,610	103,781
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	1,398,598	1,575,539
Series 2004-W8, Class 2A
6.500%, due 06/25/44	1,929,701	2,245,690
Series 2005-024, Class ZE
5.000%, due 04/25/35	1,620,449	1,843,556
Series 2005-116, Class TZ
5.500%, due 01/25/36	7,785,676	8,848,709
Series 2005-120, Class ZU
5.500%, due 01/25/36	8,493,464	9,624,354
Series 2006-065, Class GD
6.000%, due 07/25/26	2,800,000	3,240,462
GNMA REMIC,
Trust Series 2000-009, Class FG
0.840%, due 02/16/30[4]	114,160	115,063
Trust Series 2002-031, Class FW
0.640%, due 06/16/31[4]	119,774	120,232
Trust Series 2003-98, Class Z
6.000%, due 11/20/33	16,549,018	19,042,384
Trust Series 2005-26, Class ZA
5.500%, due 01/20/35	7,080,250	8,464,230
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.103%, due 03/06/20[4,5]	1,839,437	1,829,635
GS Residential Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
2.653%, due 09/25/35[4]	1,749,628	1,696,461
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A
0.589%, due 01/19/35[4]	120,760	75,900
Series 2005-4, Class 3A1
2.837%, due 07/19/35[4]	641,957	461,463
Housing Security, Inc., Series 1992-8, Class B
3.005%, due 06/25/24[4]	237,232	236,259
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1
5.340%, due 11/25/35[4]	4,654,088	4,337,694

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)	Value ($)
Collateralized mortgage obligations—(continued)
Lehman Brothers Mortgage Trust,
Series 1991-2, Class A3
8.499%, due 01/20/17[2,3,4]	210,514	211,077
Residential Accredit Loans, Inc.,
Series 2006-Q03, Class A1
0.448%, due 04/25/46[4]	1,840,610	734,057
Residential Asset Securitization Trust,
Series 2006-A14C, Class 2A6
0.688%, due 12/25/36[4]	1,620,585	456,885
Residential Funding Mortgage Security I,
Series 2004-S9, Class 1A23
5.500%, due 12/25/34	2,300,000	2,178,093
Sequoia Mortgage Trust,
Series 2005-4, Class 2A1
2.642%, due 04/20/35[4]	2,594,290	2,447,899
Series 2007-3, Class 1A1
0.439%, due 07/20/36[4]	615,785	480,382
Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	224,988	249,098
Series 2000-20K, Class 1
7.220%, due 11/01/20	385,652	429,909
Series 2002-20K, Class 1
5.080%, due 11/01/22	2,069,771	2,264,690
Series 2003-20I, Class 1
5.130%, due 09/01/23	383,776	422,772
Series 2003-20L, Class 1
4.890%, due 12/01/23	1,128,220	1,237,130
Series 2004-P10A, Class 1
4.504%, due 02/10/14	1,164,833	1,199,772
Series 2005-20H, Class 1
5.110%, due 08/01/25	1,432,099	1,590,514
Series 2007-20D, Class 1
5.320%, due 04/01/27	4,131,937	4,654,387
Structured ARM Loan Trust,
Series 2004-8, Class 3A
2.634%, due 07/25/34	1,262,462	1,164,688
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
0.899%, due 09/19/32[4]	405,393	368,207
Series 2006-AR3, Class 11A1
0.448%, due 04/25/36[4]	4,483,488	2,651,956
Structured Asset Securities Corp.,
Series 2001-SB1, Class A2
3.375%, due 08/25/31	1,695,650	1,656,098
WaMu Mortgage Pass Through Certificates,
Series 2002-AR6, Class A
1.558%, due 06/25/42[4]	53,392	43,503
Series 2005-AR1, Class A1A
0.558%, due 01/25/45[4]	146,839	123,018
Series 2005-AR13, Class A1A1
0.528%, due 10/25/45[4]	1,693,408	1,350,109
Series 2005-AR2, Class 2A1A
0.548%, due 01/25/45[4]	169,485	141,707
Series 2006-AR2, Class 2A1
5.209%, due 03/25/36[4]	1,745,573	1,540,964

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Series 2006-AR7, Class 3A
2.706%, due 07/25/46[4]	2,605,573	2,040,114
Series 2006-AR9, Class 1A
1.158%, due 08/25/46[4]	1,838,804	1,201,478
Series 2006-AR9, Class 2A
2.706%, due 08/25/46[4]	1,402,543	993,645
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
4.693%, due 12/25/33[4]	645,658	652,475
Series 2004-CC, Class A1
2.604%, due 01/25/35[4]	295,838	278,750
Series 2006-AR2, Class 2A1
2.629%, due 03/25/36[4]	2,188,911	1,919,938
Series 2006-AR8, Class 1A1
2.646%, due 04/25/36[4]	961,875	910,101
Total collateralized mortgage obligations (cost—$197,977,927)		209,273,525

Asset-backed securities—1.75%
Countrywide Asset-Backed Certificates,
Series 2007-5, Class 2A1
0.338%, due 09/25/47[4]	91,996	91,515
Credit Suisse Mortgage Capital Certificate 2010-UD1
5.933%, due 12/18/49[4,5]	1,200,000	1,330,823
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36[6]	708,916	449,402
Delta Funding Home Equity Loan Trust,
Series 1999-003, Class A1A
1.060%, due 09/15/29[4]	60,720	46,490
EFS Volunteer LLC, Series 2010-1, Class A1
1.315%, due 10/26/26[4,5]	748,825	746,360
Landmark V CDO Ltd. Series 2005-1A, Class A1L
0.787%, due 06/01/17[4,5]	1,970,816	1,941,155
Mid-State Trust Series 4, Class A
8.330%, due 04/01/30	236,639	238,053
SLC Student Loan Trust, Series 2008-2, Class A2
0.923%, due 06/15/17[4]	4,801,455	4,797,531
SLM Student Loan Trust, Series 2008-9, Class A
1.965%, due 04/25/23[4]	5,580,922	5,766,365
Total asset-backed securities (cost—$15,441,651)		15,407,694

Corporate notes—20.35%
Airlines—0.75%
American Airlines Pass Through Trust 2009-1A
10.375%, due 07/02/19	2,694,486	2,903,309
Continental Airlines Pass Through Trust 2009-2,
Series A
7.250%, due 11/10/19	185,372	206,689

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

		Face amount[1] ($)	Value ($)
Corporate notes—(continued)
Airlines—(concluded)
Northwest Airlines, Series 2000-1, Class G
7.150%, due 10/01/19[6]		3,508,788	3,526,332
			6,636,330
Banking-non-US—3.91%
Banco Bradesco SA
2.597%, due 05/16/14[4,5]		4,100,000	4,110,266
Banco Mercantil del Norte SA
4.375%, due 07/19/15[5]		1,800,000	1,863,000
Banco Santander Brasil SA
2.573%, due 03/18/14[4,5]		4,200,000	4,076,226
4.250%, due 01/14/16[5]		3,500,000	3,437,735
Banco Votorantim SA
5.250%, due 02/11/16[5]		3,800,000	3,914,000
DNB Bank ASA
3.200%, due 04/03/17[5]		4,900,000	4,951,680
Eksportfinans ASA
0.669%, due 04/05/13[4]		100,000	96,866
0.890%, due 06/16/15	JPY	100,000,000	1,068,910
1.600%, due 03/20/14	JPY	2,000,000	22,843
2.000%, due 09/15/15		200,000	180,029
2.875%, due 11/16/16	CHF	100,000	100,534
4.750%, due 06/11/13	EUR	100,000	133,363
5.500%, due 05/25/16		100,000	98,461
Export-Import Bank of Korea
5.125%, due 06/29/20		400,000	436,400
5.875%, due 01/14/15		2,600,000	2,841,020
ICICI Bank Ltd.
5.000%, due 01/15/16[7]		2,500,000	2,555,598
5.500%, due 03/25/15[5]		3,000,000	3,109,014
6.625%, due 10/03/12[5]		1,000,000	1,020,004
LBG Capital No.1 PLC
8.500%, due 12/17/21[4,5,8]		400,000	368,000
			34,383,949
Banking-US—0.74%
Bank of America Corp.
5.650%, due 05/01/18		1,100,000	1,163,391
5.750%, due 12/01/17		1,000,000	1,060,460
6.000%, due 09/01/17		1,000,000	1,069,748
Bank of America Corp. MTN
1.885%, due 01/30/14[4]		2,900,000	2,848,482
JPMorgan Chase Bank N.A.
0.803%, due 06/13/16[4]		400,000	373,662
			6,515,743
Beverages—0.51%
Pernod-Ricard SA
5.750%, due 04/07/21[5]		4,000,000	4,516,264

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)	Value ($)
Corporate notes—(continued)
Diversified financials—3.21%
American Express Co.
6.800%, due 09/01/66[4]	3,800,000	3,881,700
Citigroup Capital XXI
8.300%, due 12/21/57[4]	2,700,000	2,742,188
Goldman Sachs Group, Inc.
0.865%, due 07/22/15[4]	300,000	276,384
0.924%, due 03/22/16[4]	1,200,000	1,088,791
0.969%, due 01/12/15[4]	1,100,000	1,040,626
3.700%, due 08/01/15	1,700,000	1,728,142
5.150%, due 01/15/14	4,500,000	4,714,619
5.950%, due 01/18/18	3,200,000	3,450,912
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/49[9]	1,900,000	460,750
1.000%, due 12/30/16[9]	900,000	218,250
5.625%, due 01/24/13[9]	4,500,000	1,119,375
Merrill Lynch & Co. MTN
6.875%, due 04/25/18	6,700,000	7,466,091
		28,187,828
Diversified operations—0.32%
Sinochem Overseas Capital Co. Ltd.
4.500%, due 11/12/20[5]	800,000	788,029
6.300%, due 11/12/40[5]	2,000,000	1,986,852
		2,774,881
Electric utilities—0.22%
PSE&G Power LLC
5.000%, due 04/01/14	1,800,000	1,917,806

Electric-generation—0.78%
Korea Hydro & Nuclear Power Co. Ltd.
6.250%, due 06/17/14[5]	6,278,000	6,787,774
6.250%, due 06/17/14	100,000	108,120
		6,895,894
Electric-integrated—0.97%
Centrais Eletricas Brasileiras SA
6.875%, due 07/30/19[5]	200,000	234,000
Puget Energy, Inc.
6.500%, due 12/15/20	7,600,000	8,300,720
		8,534,720
Finance-noncaptive diversified—0.68%
Ford Motor Credit Co. LLC
7.500%, due 08/01/12	200,000	203,145
8.000%, due 06/01/14	1,100,000	1,223,655
8.700%, due 10/01/14	4,000,000	4,579,596
		6,006,396
Financial services—3.56%
Ally Financial, Inc.
3.710%, due 02/11/14	1,100,000	1,084,083

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate notes—(concluded)
Financial services—(concluded)
3.873%, due 06/20/14[4]	2,900,000		2,857,602
Citigroup, Inc.
2.202%, due 05/15/18[4]	900,000		855,527
2.510%, due 08/13/13[4]	1,000,000		1,005,295
4.587%, due 12/15/15	400,000		418,960
8.500%, due 05/22/19	4,000,000		4,969,916
HSBC Finance Corp.
6.676%, due 01/15/21	1,400,000		1,511,980
JPMorgan Chase & Co.
3.150%, due 07/05/16	700,000		725,479
3.450%, due 03/01/16	1,500,000		1,570,635
4.250%, due 10/15/20	3,500,000		3,665,729
4.400%, due 07/22/20	600,000		635,395
6.300%, due 04/23/19	400,000		468,351
Morgan Stanley
2.066%, due 01/24/14[4]	1,000,000		967,546
7.300%, due 05/13/19	4,070,000		4,368,474
Morgan Stanley MTN
6.000%, due 04/28/15	3,100,000		3,243,713
SLM Corp. MTN
5.125%, due 08/27/12	1,400,000		1,414,696
SLM Corp., Series A MTN
5.000%, due 10/01/13	700,000		715,750
5.375%, due 01/15/13	800,000		815,915
			31,295,046
Insurance—2.77%
American International Group, Inc.
6.765%, due 11/15/17[5]	GBP	773,000	1,359,478
8.175%, due 05/15/58[4]	6,400,000		6,840,000
8.250%, due 08/15/18	4,100,000		4,967,683
8.625%, due 05/22/38[4,7]	GBP	750,000	1,198,917
Progressive Corp.
6.700%, due 06/15/37[4]	2,800,000		2,933,000
Prudential Financial, Inc. MTN
6.000%, due 12/01/17	6,000,000		7,055,772
			24,354,850
Media—0.17%
Historic TW, Inc.
9.125%, due 01/15/13	1,400,000		1,478,988

Oil & gas—0.48%
Southwestern Energy Co.
7.500%, due 02/01/18	3,506,000		4,217,452

Oil refining—0.04%
Valero Energy Corp.
6.625%, due 06/15/37	300,000		324,596

Oil services—0.21%
BP Capital Markets PLC
3.625%, due 05/08/14	200,000		210,228

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)	Value ($)
Corporate notes—(concluded)
Oil services—(concluded)
El Paso Corp.
7.000%, due 06/15/17	1,241,000	1,395,714
TNK-BP Finance SA
7.875%, due 03/13/18[7]	200,000	232,500
		1,838,442
Retail—0.41%
Macy’s Retail Holdings, Inc.
7.875%, due 07/15/15[6]	3,100,000	3,642,891

Special purpose entity—0.23%
IPIC GMTN Ltd.
3.125%, due 11/15/15[5]	2,000,000	2,037,500

Steel producers/products—0.17%
CSN Resources SA
6.500%, due 07/21/20[5]	1,000,000	1,107,500
GTL Trade Finance, Inc.
7.250%, due 10/20/17[5]	300,000	342,750
		1,450,250
Tobacco—0.22%
Reynolds American, Inc.
7.250%, due 06/15/37	1,600,000	1,926,696
Total corporate notes (cost—$170,790,588)		178,936,522

Loan assignments—1.34%
Cable—0.26%
Charter Communications Operating, LLC Extended Term Loan
3.720%, due 06/29/12	2,291,296	2,290,929

Diversified financials—0.39%
First Data Corp. Term Loan B2
2.990%, due 05/24/12	626,768	599,109
Springleaf Financial Funding Co. Term Loan
5.500%, due 05/21/12	3,000,000	2,841,870
		3,440,979
Health care—0.69%
Biomet, Inc. Term Loan B
3.239%, due 05/25/12	1,461,705	1,455,683
3.239%, due 05/31/12	107,455	107,012
3.474%, due 06/25/12	2,162,459	2,153,550

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)		Value ($)
Loan assignments—(concluded)
Health care—(concluded)
Fresenius Medical Care Holdings, Inc. Tranche B Term Loan
1.845%, due 06/29/12	2,380,006		2,379,150
			6,095,395
Total loan assignments (cost—$11,881,069)			11,827,303

Non-US government obligations—9.14%
Canadian Government Bond
1.500%, due 08/01/15	CAD	26,500,000	26,824,594
1.500%, due 03/01/17	CAD	22,400,000	22,550,792
Emirate of Abu Dhabi
6.750%, due 04/08/19[5,10]	2,300,000		2,846,250
Mexican Bonos, Series M
10.000%, due 12/05/24	MXN	12,500,000	1,268,810
Mexico Government International Bond
6.050%, due 01/11/40	1,600,000		2,000,000
Notas do Tesouro Nacional, Series F
10.000%, due 01/01/13	BRL	783,000	414,814
10.000%, due 01/01/14	BRL	2,331,000	1,242,942
10.000%, due 01/01/17	BRL	29,806,000	15,563,746
Republic of Korea
7.125%, due 04/16/19	400,000		501,846
State of Qatar
4.000%, due 01/20/15[5]	4,300,000		4,536,500
5.250%, due 01/20/20[5]	2,100,000		2,349,375
6.400%, due 01/20/40[5]	200,000		241,500
Total non-US government obligations (cost—$79,486,351)			80,341,169

Municipal bonds and notes—2.83%
Education—1.30%
Clark County School District, Limited Tax (Building), Series A
5.000%, due 06/15/19	300,000		352,323
Los Angeles Unified School District Refunding, Series A-1 (NATL-RE Insured)
4.500%, due 07/01/25	3,200,000		3,464,832
4.500%, due 01/01/28	3,800,000		4,023,972
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25	100,000		112,917
University of Toledo General Receipts Bonds (Build America Bonds)
6.750%, due 06/01/22	2,000,000		2,312,680
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (AGM Insured)
0.010%, due 01/01/21[11]	1,600,000		1,178,320
			11,445,044

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)	Value ($)
Municipal bonds and notes—(concluded)
General obligation—0.37%
California State (Build America Bonds)
7.500%, due 04/01/34	1,400,000	1,802,892
Cook County Build America Bonds (Recovery Zone Economic Development)
6.360%, due 11/15/33	1,200,000	1,401,456
		3,204,348
Tobacco—0.19%
Buckeye Tobacco Settlement Financing Authority (Asset Backed Series Turbo), Series A-2
5.875%, due 06/01/47	500,000	388,845
Tobacco Settlement Funding Corp., Louisiana,
Series 2001-B
5.875%, due 05/15/39	1,075,000	1,079,278
Tobacco Settlement Funding Corp., Rhode Island,
Series A
6.250%, due 06/01/42	200,000	200,750
		1,668,873
Transportation—0.74%
Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds)
6.263%, due 04/01/49	1,500,000	2,008,005
Harris County Metropolitan Transportation Authority (Build America Bonds), Series C
6.875%, due 11/01/38	3,100,000	3,567,263
Port Authority of New York & New Jersey Consolidated (One Hundred Fifty-Eight)
5.859%, due 12/01/24	700,000	894,922
		6,470,190
Utilities—0.23%
Cincinnati Water System Revenue (Build America Bonds),
Series B
6.458%, due 12/01/34	100,000	112,120
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,939,122
		2,051,242
Total municipal bonds and notes (cost—$21,048,279)		24,839,697

Number of shares
Preferred stock[12]—0.81%
Commercial banks—0.81%
Wells Fargo & Co. (cost—$3,810,820)	6,400	7,168,192

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)	Value ($)
Certificates of deposit—2.19%
Banking-non-US—2.19%
Banco Bradesco SA
1.800%, due 01/24/13[13,14]	3,800,000	3,800,000
Banco Do Brasil SA
0.100%, due 03/26/13	7,200,000	7,058,399
Itau Unibanco S A New York
1.000%, due 03/26/13	8,600,000	8,412,859
Total certificates of deposit (cost—$19,271,258)		19,271,258

Short-term US government obligations[15]—0.30%
US Treasury Bills
0.059%, due 05/17/12	204,000	203,994
0.119%, due 09/06/12	1,574,000	1,573,330
0.124%, due 09/13/12	900,000	899,578
Total short-term US government obligations (cost—$2,676,774)		2,676,902

Repurchase agreement—0.18%
Repurchase agreement dated 04/30/12 with State Street Bank & Trust Co., 0.010% due 05/01/12, collateralized by $144,563 Federal Home Loan Mortgage Corp. obligations, 0.855% due 11/15/14, $337,628 US Treasury Bonds, 5.500% due 08/15/28 and $939,284 US Treasury Notes, 2.000% to 2.625% due 11/15/20 to 11/15/21; (value—$1,582,060); proceeds: $1,551,000 (cost—$1,551,000)	1,551,000	1,551,000

Swaptions purchased—0.09%
Put swaptions purchased—0.09%
3 Month USD LIBOR Interest rate swap, strike @ 3.750%, expires 01/14/13 (Counterparty: Royal Bank of Scotland PLC; receive floating rate); underlying swap terminates 01/16/43[13]	15,400,000	506,148
3 Month USD LIBOR Interest rate swap, strike @ 3.273%, expires 09/24/12 (Counterparty: Credit Suisse International; receive floating rate); underlying swap terminates 09/26/42[13]	18,500,000	317,305
Total swaptions purchased (cost—$1,600,709)		823,453

	Number of shares
Investment of cash collateral from securities loaned—0.29%
Money market fund—0.29%
UBS Private Money Market Fund LLC[16] (cost—$2,540,000)	2,540,000	2,540,000
Total investments before investments sold short (cost—$868,032,476)[17]—103.09%		906,292,134

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)	Value ($)
Investments sold short—(1.26)%
FNMA TBA*
3.500%, due 05/16/27	(1,000,000)	(1,055,000)
4.000%, due 05/16/42	(9,000,000)	(9,518,906)
4.500%, due 05/16/42	(500,000)	(535,312)
Total investments sold short (proceeds—$10,942,188)—(1.26)%		(11,109,218)
Liabilities in excess of other assets—(1.83)%		(16,098,211)
Net assets—100.00%		879,084,705

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$51,815,512
Gross unrealized depreciation	(13,555,854)
Net unrealized appreciation	$38,259,658

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Written Options

					Unrealized
Number of		Expiration	Premiums	Current	appreciation
contracts	Call options written	date	received (made) ($)	value ($)	(depreciation) ($)
58	10 Year US Treasury Note Future Option	05/25/12	89,635	(250,125)	(160,490)

	Put options written
58	10 Year US Treasury Note Future Option	05/25/12	72,745	(1,812)	70,933
			162,380	(251,937)	(89,557)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Swaptions written13

Notional				Pay/receive				Unrealized
amount				floating	Expiration	Premiums	Current	appreciation
(000)		Call swaptions written	Counterparty	rate	date	received ($)	value ($)	(depreciation) ($)
USD	6,100	3 Month LIBOR Interest Rate Swap. Strike @ 2.250%; underlying interest rate swap terminating 06/20/22	DB	Receive	06/18/12	112,850	(245,713)	(132,863)

		Put swaptions written
USD	6,100	3 Month LIBOR Interest Rate Swap. Strike @ 2.250%; underlying interest rate swap terminating 06/20/22	DB	Pay	06/18/12	112,850	(9,217)	103,633
USD	43,200	3 Month LIBOR Interest Rate Swap. Strike @ 2.850%; underlying interest rate swap terminating 09/26/22	CSI	Pay	09/24/12	959,040	(175,556)	783,484
USD	58,100	3 Month LIBOR Interest Rate Swap. Strike @ 3.750%; underlying interest rate swap terminating 01/16/23	RBS	Pay	01/14/13	798,875	(836,443)	(37,568)
						1,870,765	(1,021,216)	849,549
						1,983,615	(1,266,929)	716,686

Swaption activity for the nine months ended April 30, 2012 was as follows:

Premiums
received ($)
Swaptions outstanding at July 31, 2011	318,000
Swaptions written	1,983,615
Swaptions terminated in closing purchase transactions	(318,000)
Swaptions outstanding at April 30, 2012	1,983,615

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
BB	JPY	753,528,000	USD	9,155,966	06/07/12	(284,869)
BB	INR	370,413,000	USD	6,725,000	07/12/12	(198,879)
BB	USD	152,000	CNY	957,296	06/01/12	(423)
BNP	EUR	105,000	USD	138,000	07/16/12	(1,043)
BNP	GBP	5,346,216	USD	8,613,000	05/02/12	(63,373)
BOA	EUR	23,639,000	USD	30,903,856	07/16/12	(399,449)
CITI	CAD	17,711,000	USD	17,983,394	06/21/12	74,614
CITI	EUR	7,000	USD	9,272	06/14/12	4
CITI	JPY	1,870,000	USD	22,566	06/07/12	(862)
CITI	USD	14,578,787	GBP	9,223,000	06/12/12	385,457
CITI	USD	8,786,521	KRW	9,918,664,200	07/12/12	(51,017)
CSFP	CHF	89,000	USD	96,633	05/24/12	(1,444)
DB	SGD	5,415	USD	4,340	05/15/12	(35)
DB	USD	1,450,000	CNY	9,352,500	02/01/13	26,426
DB	USD	10,400,000	CNY	62,712,000	01/28/15	(586,517)
DB	USD	1,100,000	CNY	6,523,000	04/07/16	(86,250)
DB	USD	9,987	TWD	294,108	06/05/12	84
GSCM	CAD	30,988,000	USD	31,560,990	06/21/12	226,944
HSBC	EUR	118,000	USD	155,862	07/16/12	(396)
JPMCB	AUD	18,021,312	USD	18,569,160	06/07/12	(136,676)
JPMCB	GBP	11,175,000	USD	17,550,561	06/12/12	(580,788)
JPMCB	USD	20,000	CNY	125,940	06/01/12	(59)
JPMCB	USD	5,860,000	CNY	34,779,100	04/07/16	(454,926)
JPMCB	USD	425,881	GBP	272,000	06/12/12	15,437
JPMCB	USD	34,793	IDR	327,400,000	07/02/12	615
JPMCB	USD	7,709,035	INR	358,315,930	07/12/12	(1,011,278)
JPMCB	USD	34,465	MYR	106,295	07/16/12	480
JPMCB	USD	15,241	TWD	448,844	06/05/12	128
MSC	BRL	33,006,313	USD	18,889,894	06/04/12	1,689,252
MSC	MXN	16,669,543	USD	1,299,688	06/15/12	25,145
RBC	GBP	146,000	USD	229,421	06/12/12	(7,462)
						(1,421,160)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Interest rate swaps

				Rate type
Counterparty	Notional amount (000)		Termination date	Payments received by the Portfolio (%)[18]	Payments made by the Portfolio[18]	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation ($)
BB	BRL	5,300	01/02/15	10.115	Brazil CETIP Interbank Deposit Rate	—	47,390	47,390
BB	AUD	15,700	12/15/20	6.000	6 Month AUD LIBOR	111,010	1,894,236	2,005,246
BB	AUD	200	06/15/22	4.750	6 Month AUD LIBOR	1,225	4,604	5,829
CITI	USD	3,500	09/21/21	4.000	3 Month USD LIBOR	(129,500)	166,641	37,141
CITI	AUD	8,700	12/15/21	5.750	6 Month AUD LIBOR	91,616	927,493	1,019,109
CITI	AUD	1,700	06/15/22	4.750	6 Month AUD LIBOR	10,819	39,133	49,952
DB	BRL	18,200	01/02/15	10.140	Brazil CETIP Interbank Deposit Rate	(5,311)	167,136	161,825
HSBC	BRL	37,900	01/02/15	10.135	Brazil CETIP Interbank Deposit Rate	(9,318)	345,947	336,629
JPMCB	BRL	2,100	01/02/15	9.980	Brazil CETIP Interbank Deposit Rate	—	15,737	15,737
MSC	BRL	31,100	01/02/15	10.605	Brazil CETIP Interbank Deposit Rate	(202,485)	429,202	226,717
MSC	USD	8,500	09/21/21	4.000	3 Month USD LIBOR	(283,390)	404,699	121,309
RBS	USD	6,100	09/21/21	4.000	3 Month USD LIBOR	(233,020)	290,430	57,410
						(648,354)	4,732,648	4,084,294

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Credit default swaps on corporate issues—buy protection19

					Rate type
Counterparty	Referenced Obligations[20]	Notional amount (000)		Termination date	Payments made by the Portfolio (%)[18]	Upfront payments received ($)	Value ($)	Unrealized appreciation (depreciation) ($)
BB	Macy’s Retail Holdings, Inc. bond, 7.875%, due 07/15/15	USD	3,100	09/20/15	7.150	—	(670,477)	(670,477)
BOA	iTraxx Europe Crossover Series 17	EUR	1,900	06/20/17	5.000	(161,492)	146,244	(15,248)
CITI	Credit Agricole, 5.065%, due 08/10/22	EUR	2,200	12/20/16	1.000	(216,530)	219,494	2,964
CITI	Valero Energy Corp. bond, 8.750%, due 06/15/30	USD	300	12/20/13	3.400	—	(14,060)	(14,060)
CSI	Time Warner, Inc. bond, 9.125%, due 01/15/13	USD	1,400	03/20/13	1.450	—	(16,551)	(16,551)
DB	Bank of America Corp. bond, 5.750%, due 12/01/17	USD	3,200	12/20/17	1.020	—	252,786	252,786
GSI	Credit Agricole, 5.065%, due 08/10/22	EUR	1,400	12/20/16	1.000	(141,292)	139,678	(1,614)
						(519,314)	57,114	(462,200)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Credit default swaps on corporate and sovereign issues—sell protection21

					Rate Type
Counterparty	Referenced Obligations[20]	Notional amount (000)		Termination date	Payments received by the Portfolio (%)[18]	Upfront payments received ($)	Value ($)	Unrealized appreciation (depreciation) ($)	Credit spread[22]
BB	BP Capital Markets America bond, 4.200%, due 06/15/18	EUR	300	06/20/12	1.000	32,959	443	33,402	0.21
BB	BP Capital Markets America bond, 4.200%, due 06/15/18	EUR	500	06/20/15	1.000	75,251	5,050	80,301	0.75
BB	MetLife, Inc. bond, 5.000%, due 06/15/15	USD	3,900	03/20/13	2.030	—	35,888	35,888	1.00
BB	Federal Republic of Brazil bond, 12.250%, due 03/06/30	USD	5,500	06/20/16	1.000	15,937	(13,342)	2,595	1.06
CITI	El Paso Corp. bond, 6.875%, due 06/15/14	USD	1,800	03/20/14	5.000	88,920	130,631	219,551	1.13
CITI	BP Capital Markets America bond, 4.200%, due 06/15/18	USD	200	06/20/15	5.000	(3,642)	26,283	22,641	0.75
CSI	BP Capital Markets America bond, 4.200%, due 06/15/18	USD	1,200	06/20/15	5.000	(18,409)	157,695	139,286	0.75
DB	Ally Financial, Inc. bond, 8.300%, due 02/12/15	USD	400	06/20/12	5.000	2,000	1,890	3,890	1.65
DB	MetLife, Inc. bond, 5.000%, due 06/15/15	USD	3,000	03/20/13	2.073	—	28,756	28,756	1.00
DB	Australian Government bond, 6.500%, due 05/15/13	USD	800	03/20/15	1.000	(13,030)	12,288	(742)	0.47
DB	BP Capital Markets America bond, 4.200%, due 06/15/18	USD	700	06/20/15	5.000	(24,474)	91,989	67,515	0.75
DB	Australian Government bond, 6.500%, due 05/15/13	USD	900	03/20/16	1.000	(20,248)	14,054	(6,194)	0.59
MSCI	China International Government bond, 4.750%, due 10/29/13	USD	4,100	09/20/16	1.000	17,807	6,734	24,541	0.96
						153,071	498,359	651,430

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Centrally cleared interest rate swap agreement

			Rate type
Notional amount (000)		Termination date	Payments made by the Portfolio[18]	Payments received by the Portfolio (%)[18]	Value ($)	Unrealized appreciation ($)
USD	113,900	09/21/21	3 Month LIBOR	4.000	5,634,713	1,658,200

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	314,661,090	—	314,661,090
Government national mortgage association certificates	—	55,766	—	55,766
Federal home loan mortgage corporation certificates	—	143,810	1,505,630	1,649,440
Federal housing administration certificates	—	—	49,680	49,680
Federal national mortgage association certificates	—	35,147,335	72,108	35,219,443
Collateralized mortgage obligations	—	209,062,448	211,077	209,273,525
Asset-backed securities	—	15,407,694	—	15,407,694
Corporate notes	—	178,936,522	—	178,936,522
Loan assignments	—	11,827,303	—	11,827,303
Non-US government obligations	—	80,341,169	—	80,341,169
Municipal bonds and notes	—	24,839,697	—	24,839,697
Preferred stock	7,168,192	—	—	7,168,192
Certificates of deposit	—	19,271,258	—	19,271,258
Short-term US government obligations	—	2,676,902	—	2,676,902
Repurchase agreement	—	1,551,000	—	1,551,000
Swaptions purchased	—	823,453	—	823,453
Investment of cash collateral from securities loaned	—	2,540,000	—	2,540,000
Federal national mortgage association certificates sold short	—	(11,109,218)	—	(11,109,218)
Written options	(251,937)	—	—	(251,937)
Written swaptions	—	(1,266,929)	—	(1,266,929)
Forward foreign currency contracts, net	—	(1,421,160)	—	(1,421,160)
Swap agreements, net[23]	—	6,946,321	—	6,946,321
Total	6,916,255	890,434,461	1,838,495	899,189,211

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the nine months ended April 30, 2012:

	Federal home loan mortgage corporation certificates ($)	Federal housing administration certificates ($)	Federal national mortgage association certificates ($)	Collateralized mortgage obligations ($)	Total ($)
Beginning balance	1,515,053	53,247	92,674	291,725	1,952,699
Purchases	—	—	—	—	—
Sales	(40,126)	(3,544)	(11,778)	(74,679)	(130,127)
Accrued discounts/(premiums)	—	(188)	—	—	(188)
Total realized gain/(loss)	(25)	(234)	—	—	(259)
Change in net unrealized appreciation/depreciation	30,728	399	(8,788)	(5,969)	16,370
Net transfers into Level 3	—	—	—	—	—
Net transfers out of Level 3	—	—	—	—	—
Ending balance	1,505,630	49,680	72,108	211,077	1,838,495

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held April 30, 2012 was $23,740.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	84.9
Canada	5.5
Brazil	4.1
South Korea	1.2
Qatar	0.8
India	0.7
Norway	0.7
Mexico	0.6
France	0.5
British Virgin Islands	0.3
United Arab Emirates	0.3
Cayman Islands	0.2
Luxembourg	0.1
United Kingdom	0.1
Total	100.0

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	In US Dollars unless otherwise indicated.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Entire amount pledged as collateral for investments sold short.
4	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2012 and changes periodically.
5

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.16% of net assets as of April 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Step bond that converts to the noted fixed rate at a designated future date.
7

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2012, the value of these securities amounted to 0.45% of net assets.

8	Perpetual bond security. The maturity date reflects the next call date.
9	Bond interest in default.
10	Security, or portion thereof, was on loan at April 30, 2012.
11	Zero coupon bond. The interest rate represents annualized yield at date of purchase.
12	Non cumulative preferred stock. Convertible until 12/31/49.
13	Illiquid securities representing 0.53% of net assets as of April 30, 2012.
14	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.43% of net assets as of April 30, 2012, is considered illiquid and restricted.

	Acquisition	Acquisition	Acquisition cost as as percentage	Value at	Value as a percentage
Illiquid & restricted security	date	cost ($)	of net assets (%)	04/30/12 ($)	of net assets (%)
Banco Bradesco SA	01/19/11	3,800,000	0.43	3,800,000	0.43

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

15	Rates shown are the discount rates at date of purchase.
16

The table below details the Portfolios’s transaction activity in an affiliated issuer during the nine months ended April 30, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
			Sales		earned from
		Purchases	during the		affiliate for the
	Value at	during the nine months ended	nine months ended	Value at	nine months ended
Security description	07/31/11 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)
UBS Private Money Market Fund LLC	4,383,525	260,020,993	261,864,518	2,540,000	477

17	Includes $2,483,250 of investments in securities on loan, at value.
18	Payments made/received are based on the notional amount.
19

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

20	Payment from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the above referenced obligations.
21

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced index.

22

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

23	Swap agreements are included in the table at value, with the exception of the centrally cleared swap agreement which is included in the table at its unrealized appreciation.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2012.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—98.94%
Alabama—0.71%
Birmingham Waterworks Board Water Revenue Series A (Assured Guaranty Insured)
5.000% , due 01/01/24	2,005,000	2,249,550

Alaska—2.26%
Alaska Housing Finance Corp. General Housing Series C (NATL-RE Insured)
5.000% , due 12/01/13	1,110,000	1,177,821
Alaska International Airports Revenue Refunding Series A (NATL-RE Insured)
5.500% , due 10/01/15[1]	3,500,000	3,679,620
North Slope Boro Series A (NATL-RE Insured)
5.000% , due 06/30/16	2,000,000	2,336,360
		7,193,801
Arizona—1.83%
Arizona State Transportation Board Excise Tax Revenue Maricopa County Regional Area Road Fund
5.000% , due 07/01/15	2,000,000	2,275,180
Pima County Sewer Revenue System (AGM Insured)
5.000% , due 07/01/23	1,500,000	1,771,845
San Manuel Entertainment Series 04-C
4.500% , due 12/01/16[2]	1,800,000	1,789,992
		5,837,017
California—13.18%
California Health Facilities Financing Authority Revenue Sutter Health Series B
5.250% , due 08/15/23	1,500,000	1,775,430
California State
5.000%, due 03/01/17	2,000,000	2,270,220
5.000%, due 08/01/19	3,000,000	3,404,850
5.250%, due 10/01/20	1,000,000	1,199,160
5.500%, due 04/01/21	3,000,000	3,661,230
California State Department of Water Resources Power Supply Revenue Series L
5.000% , due 05/01/17	1,000,000	1,194,550
California State Economic Recovery Refunding Series A
5.000% , due 07/01/20	3,000,000	3,619,410
California State Refunding
5.000% , due 04/01/18	1,550,000	1,834,471
California State Kindergarten Series A4
0.230% , due 05/01/34[3]	1,400,000	1,400,000
California Statewide Communities Development Authority Pollution Control Revenue Refunding Southern California Edison Company Series A (Mandatory Put 04/01/13 @ 100) (XL Capital Insured)
4.100% , due 04/01/28[3]	1,000,000	1,032,040

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue Kaiser Permanente Series A
5.000% , due 04/01/19	3,000,000	3,554,970
California Statewide Communities Development Authority Revenue St. Joseph Series F (AGM Insured)
5.250% , due 07/01/18	1,500,000	1,798,440
Northern California Power Agency Refunding (Hydroelectric Project 1), Series A,
5.000% , due 07/01/28	1,845,000	2,091,824
San Diego Public Facilities Financing Authority Sewer Revenue Senior Series A
5.000% , due 05/15/25	2,500,000	2,935,600
San Francisco City and County Airports Community International Airport Revenue San Francisco International Airport
5.000% , due 05/01/17[1]	3,715,000	4,239,447
Tuolumne Wind Project Authority Revenue Tuolumne Co. Project Series A
5.250% , due 01/01/24	2,590,000	2,968,399
University of California Revenue Series Q
5.250% , due 05/15/23	2,500,000	2,948,525
		41,928,566
Colorado—1.46%
Colorado Health Facilities Authority Revenue Boulder Community Hospital Project Series A
4.000% , due 10/01/18	1,500,000	1,616,955
Denver City & County Airport Revenue Series A
5.500% , due 11/15/19[1]	2,500,000	3,017,525
		4,634,480
Florida—11.96%
Broward Port Facilities Revenue Refunding Series B
5.000% , due 09/01/21[1]	2,000,000	2,218,580
Citizens Property Insurance Corp. Refunding Senior Secured High Risk Account Series A (NATL-RE Insured)
5.000% , due 03/01/14	2,000,000	2,140,640
Citizens Property Insurance Corp. Senior Secured Coastal Series A-1
5.000% , due 06/01/19	2,000,000	2,273,960
Citizens Property Insurance Corp. Senior Secured High Account Series A-1
5.500%, due 06/01/14	1,000,000	1,089,400
5.500%, due 06/01/17	2,835,000	3,266,430
Citizens Property Insurance Corp. Senior Secured High Risk Series A-1
5.000% , due 06/01/15	1,600,000	1,770,704

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—(concluded)
Florida Department of Children’s & Family Services Certificates of Participation (Florida Civil Commitment Center) (NATL-RE Insured)
5.000% , due 04/01/14	1,065,000	1,149,029
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Series A
5.000%, due 07/01/15	1,000,000	1,115,000
5.000%, due 07/01/16	1,500,000	1,698,390
Florida State Board of Education Lottery Revenue Refunding
Series C
5.000%, due 07/01/16	1,000,000	1,168,740
Series E
5.000%, due 07/01/19	1,000,000	1,224,480
Florida State Municipal Power Agency Revenue All Requirements Power Series A
5.250%, due 10/01/20	1,555,000	1,853,358
5.250%, due 10/01/21	2,000,000	2,328,160
Lakeland Energy System Revenue Refunding Series B (AGM Insured)
5.000% , due 10/01/17	2,000,000	2,359,260
Miami-Dade County Water & Sewer Revenue Refunding Series C
5.250% , due 10/01/18	2,000,000	2,409,120
Miami-Dade County Water & Sewer Revenue Refunding Systems Series B (AGM Insured)
5.250% , due 10/01/18	2,500,000	3,036,700
Orlando & Orange County Expressway Authority Expressway Revenue Junior Lien (NATL-RE-IBC/FGIC Insured)
8.250% , due 07/01/16	2,595,000	3,254,441
Tampa Solid Waste System Revenue Refunding (AGM Insured)
5.000% , due 10/01/15[1]	1,000,000	1,094,910
Tampa Utilities Tax & Special Revenue Refunding Series B (AMBAC Insured)
5.750% , due 10/01/15	1,000,000	1,153,510
Tampa-Hillsborough County Expressway Authority Revenue (Escrowed to Maturity) (AMBAC Insured)
5.000% , due 07/01/14	640,000	702,790
Tampa-Hillsborough County Expressway Authority Revenue Unrefunded Balance (AMBAC Insured)
5.000% , due 07/01/14	695,000	754,110
		38,061,712
Georgia—2.45%
De Kalb County Water & Sewer Revenue Refunding Series B
5.250% , due 10/01/24	2,000,000	2,531,420

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Georgia—(concluded)

Gwinnett County Development Authority Certificates of Participation, Gwinnett County Public Schools Project (Pre-refunded with State and Local Government Securities to 01/01/14 @ 100) (NATL-RE Insured)

5.250% , due 01/01/20	1,250,000	1,352,950
Municipal Electric Authority of Georgia Project One Subseries D
5.750% , due 01/01/19	1,750,000	2,138,150
Private Colleges & Universities Authority of Georgia Emory University Series A
5.000% , due 09/01/16	1,500,000	1,769,775
		7,792,295
Guam—0.32%
Guam Education Financing Foundation Certificates of Participation, Guam Public Schools Project Series A
5.000% , due 10/01/12	1,000,000	1,006,390

Idaho—0.12%
Idaho Housing & Finance Association Single-Family Mortgage
Series G-2, Class III
5.950%, due 07/01/19[1]	330,000	338,174
Subseries D-3
5.150%, due 07/01/13[1]	35,000	35,082
		373,256
Illinois—9.88%
Chicago O’Hare International Airport Revenue Refunding General Third Lien Series B (NATL-RE Insured)
5.250% , due 01/01/18	1,000,000	1,180,400
Chicago (Pre-refunded with State and Local Government Securities to 01/01/14 @ 100) Series A (AGM Insured)
5.000% , due 01/01/34	2,000,000	2,155,360
Chicago Refunding Series A (AGM Insured)
5.000% , due 01/01/17	2,500,000	2,732,200
Cook County Forest Preservation District (AMBAC Insured)
5.000% , due 11/15/19	5,180,000	6,110,225
Illinois Development Finance Authority Revenue DePaul University Series C
5.500% , due 10/01/13	1,000,000	1,057,120
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (AGM Insured)
5.150% , due 01/01/19	2,000,000	2,366,800

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue University of Chicago Series A
5.000%, due 10/01/29	2,440,000	2,844,332
Illinois Health Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)
6.750%, due 04/15/17	660,000	766,979
Illinois Municipal Electric Agency Power Supply Refunding Series C (NATL-RE-FGIC Insured)
5.000%, due 02/01/16	1,200,000	1,367,772
Illinois Toll Highway Authority Toll Highway Revenue Refunding Senior Series A-1
5.000%, due 01/01/25	1,250,000	1,409,138
Railsplitter Tobacco Settlement Authority
5.500%, due 06/01/23	3,065,000	3,502,590
Regional Transportation Authority Series A (AGM Insured)
5.750%, due 06/01/18	3,000,000	3,698,070
Springfield Electric Revenue Senior Lien Electric
5.000%, due 03/01/16	2,000,000	2,257,560
		31,448,546
Indiana—1.69%
Indiana State Finance Authority Environmental Facilities Revenue Refunding Industrial Power & Light Co. Series C
4.900%, due 01/01/16	1,500,000	1,649,220
Indiana University Revenues Student Fees Series S
5.000%, due 08/01/19	1,185,000	1,432,736
Indianapolis Thermal Energy System Refunding (AGM Insured)
5.000%, due 10/01/16	2,000,000	2,307,500
		5,389,456
Iowa—1.05%
Iowa Finance Authority Revenue Revolving Fund (Partially Pre-refunded with US Treasury obligations and State and Local Government Securities to 08/01/12 @ 100)
5.250%, due 02/01/14	3,310,000	3,350,945

Kentucky—0.77%
Pikeville Hospital Revenue Refunding & Improvement (Pikeville Medical Center)
6.000%, due 03/01/22	2,055,000	2,446,251

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Louisiana—1.16%
Jefferson Parish Home Mortgage Authority Single-Family Mortgage Revenue Series A (GNMA/FNMA and FHA/VA/USDA Mortgages Insured)
5.125%, due 06/01/26[1]	515,000	524,636
Louisiana Public Facilities Authority Revenue Hurricane Recovery Project (AMBAC Insured)
5.000%, due 06/01/15	2,880,000	3,166,070
		3,690,706
Maryland—1.08%
Maryland State & Local Facilities Lien First Series
5.000%, due 08/01/15	2,000,000	2,209,740
Montgomery Country Consolidated Public Improvement Bond Series A
5.000%, due 07/01/21	1,000,000	1,226,750
		3,436,490
Massachusetts—3.15%
Massachusetts Bay Transportation Authority Massachusetts Sales Tax Revenue Series B
5.250%, due 07/01/21	1,000,000	1,286,490
Massachusetts Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology Series M
5.250%, due 07/01/29	1,000,000	1,345,180
Massachusetts Health & Educational Facilities Authority Revenue Partners Healthcare Systems Series G-5
5.000%, due 07/01/19	1,000,000	1,161,550
Massachusetts State College Building Authority Revenue Refunding Series B
5.000%, due 05/01/29	2,500,000	2,922,250
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project
5.450%, due 06/01/14[1]	2,000,000	2,160,980
Massachusetts State Water Resources Authority Refunding General Series B
5.000%, due 08/01/15	1,000,000	1,142,140
		10,018,590
Michigan—3.21%
Detroit Sewer Disposal Revenue Refunding Senior Lien Series C-1
6.500%, due 07/01/24	2,250,000	2,621,835
Detroit Sewer Disposal Revenue Senior Lien Series A (AGM Insured)
5.250%, due 07/01/19	2,500,000	2,856,875

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Michigan—(concluded)
Michigan State Housing Development Authority Series A
4.550%, due 12/01/14[1]	2,395,000	2,504,595
Wayne County Airport Authority Revenue Refunding Detroit Metropolitan Airport
Series A
5.000%, due 12/01/16[1]	1,500,000	1,660,275
Series D
5.000%, due 12/01/17	510,000	574,576
		10,218,156
Missouri—2.38%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue St. Lukes Health Systems Series A (AGM Insured)
5.000%, due 11/15/16	2,000,000	2,296,060
5.000%, due 11/15/17	2,500,000	2,927,450
Missouri State Highways & Transit Commission State Road Revenue Second Lien
5.000%, due 05/01/16	2,000,000	2,340,600
		7,564,110
Nevada—0.55%
Las Vegas Valley Water District Refunding & Improvement Series A
5.000%, due 02/01/17	1,500,000	1,749,465

New Jersey—1.50%
New Jersey Economic Development Authority Revenue Refunding School Facilities Construction Series EE
5.250%, due 09/01/23	1,500,000	1,779,780
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co. Series C
5.100%, due 06/01/23[1]	1,000,000	1,124,170
New Jersey Transportation Trust Fund Authority Transportation System Series B (AGC-ICC/FGIC Insured)
5.500%, due 12/15/20	1,500,000	1,862,535
		4,766,485
New York—8.31%
Metropolitan Transportation Authority Revenue Transportation Series G
5.000%, due 11/15/18	2,500,000	2,986,150
New York City Health & Hospital Corp. Revenue Health System Series A
5.000%, due 02/15/22	3,500,000	4,071,165

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series HH
5.000%, due 06/15/29	2,500,000	2,901,875
New York City
Series B
5.000%, due 08/01/17	1,750,000	2,088,800
Subseries A-10
0.230%, due 08/01/17[3]	300,000	300,000
New York City Transitional Finance Authority Revenue Future Tax Secured Series B
5.000%, due 02/01/23	2,500,000	3,013,375
5.000%, due 02/01/27	2,000,000	2,329,260
New York State Dorm Authority State Personal Income Tax Revenue Education Series D
5.000%, due 03/15/15	2,500,000	2,818,875
New York State Dorm Authority State Personal Income Tax Revenue General Purpose Series C
5.000%, due 03/15/25	2,320,000	2,756,670
Port Authority of New York & New Jersey (NATL-RE-FGIC Insured)
5.000%, due 10/01/13[1]	3,000,000	3,184,950
		26,451,120
North Carolina—0.36%
North Carolina Capital Improvement Obligations Series C
5.000%, due 05/01/30	1,000,000	1,154,210
Ohio—1.11%
Kent State University Revenue General Receipts Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	3,000,000	3,528,360

Oregon—0.35%
Oregon State Department of Transportation Highway User Tax Revenue Series A
5.250%, due 11/15/14	1,000,000	1,122,060

Pennsylvania—3.57%
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,138,700
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding Philadelphia Funding Program
5.000%, due 06/15/17	2,000,000	2,393,260

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania State Higher Educational Facilities Authority Revenue University of Pennsylvania Series A
5.000%, due 09/01/17	1,150,000	1,384,451
Pennsylvania Third Series (AGM Insured)
5.000%, due 09/01/15	1,000,000	1,102,480
Philadelphia School District Refunding Series E
5.000%, due 09/01/18	1,000,000	1,142,660
Philadelphia Water & Wastewater Revenue Refunding Series A
5.000%, due 06/15/15	1,500,000	1,681,215
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project Series B
5.500%, due 09/15/21	2,000,000	2,503,640
		11,346,406
Puerto Rico—3.36%
Puerto Rico Commonwealth Government Development Bank Senior Notes
Series B
5.000%, due 12/01/14	1,500,000	1,615,680
Series C
5.250%, due 01/01/15[1]	1,000,000	1,066,280
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue (AGM Insured)
5.500%, due 07/01/25	2,000,000	2,329,260
Puerto Rico Commonwealth Refunding Series A (Mandatory Put 07/01/12 @ 100)
5.000%, due 07/01/30[3]	1,000,000	1,008,160
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue First Sub-Series A
5.500%, due 08/01/23	4,000,000	4,675,640
		10,695,020
South Carolina—1.68%
Columbia Waterworks & Sewer Systems Refunding
5.000%, due 02/01/28	2,500,000	2,952,425
Richland County School District No. 002 Series A (SCSDE Insured)
5.000%, due 02/01/21	2,000,000	2,381,500
		5,333,925
Tennessee—0.95%
Memphis Electric System Revenue Refunding Sub
5.000%, due 12/01/15	2,625,000	3,028,174

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—10.49%
Austin Water & Wastewater Systems Revenue Refunding (NATL-RE Insured)
5.000%, due 11/15/17	2,000,000	2,285,580
Dallas-Fort Worth International Airport Revenue Refunding & Improvement Series A (NATL-RE-FGIC Insured)
5.750%, due 11/01/13[1]	600,000	602,568
Fort Worth Independent School District (PSF-GTD)
5.000%, due 02/15/15	2,000,000	2,249,360
Fort Worth Water & Sewer Revenue Refunding & Improvement
5.000%, due 02/15/23	1,395,000	1,695,692
Harris County Flood Control District Refunding Contract Series A
5.250%, due 10/01/18	2,000,000	2,486,420
Harris County Hospital District Revenue Refunding Senior Lien Series A (NATL-RE Insured)
5.000%, due 02/15/18	1,675,000	1,875,230
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Series A
5.000%, due 11/01/29	2,000,000	2,300,060
Houston Utility System Revenue Refunding Combined First Lien Series A (AGM Insured)
5.250%, due 11/15/17	2,500,000	3,060,650
Houston Utility System Revenue First Lien Series D
5.000%, due 11/15/29	2,000,000	2,320,740
Lower Colorado River Authority Refunding LCRA Transmission Services (BHAC Insured)
5.000%, due 05/15/20	1,765,000	2,084,288
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (AGM Insured)
5.000%, due 09/01/21	1,450,000	1,620,767
5.000%, due 09/01/22	1,400,000	1,550,388
San Antonio Electric & Gas Refunding Series A
5.000%, due 02/01/17	1,295,000	1,539,936
Schertz-Cibolo-Universal City Independent School District School Building Series A (PSF-GTD)
5.000%, due 02/01/14	1,500,000	1,619,310
Texas Municipal Power Agency Revenue (Escrowed to Maturity) (NATL-RE Insured)
6.100%, due 09/01/13[4]	25,000	24,861
Texas Water Development Board Revenue State Revolving Fund Subseries A-1
5.000%, due 07/15/24	1,885,000	2,266,449
Tyler Independent School District School Building
5.000%, due 02/15/18	1,165,000	1,412,679
University of Texas University Revenues Refunding Financing System

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
Series D (Pre-refunded with State and Local Government Securities to 02/15/17 @ 100)
5.000%, due 08/15/17	1,805,000	2,150,820
Series D Unrefunded Balance
5.000%, due 08/15/17	195,000	231,734
		33,377,532
Utah—0.50%
Riverton Hospital Revenue IHC Health Services, Inc.
5.000%, due 08/15/15	1,200,000	1,365,288
Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III
5.700%, due 07/01/15[1]	215,000	215,697
		1,580,985
Virginia—0.54%
Virginia College Building Authority Educational Facilities Revenue 21st Century College & Equipment (Pre-refunded with State and Local Government Securities to 02/01/14 @ 100) Series A
5.000%, due 02/01/21	1,600,000	1,730,560

Washington—7.01%
Energy Northwest Electric Revenue Columbia Station Series A
5.000%, due 07/01/23	2,500,000	2,857,450
Energy Northwest Electric Revenue Refunding Columbia Station Series A
5.000%, due 07/01/21	2,000,000	2,285,960
Energy Northwest Electric Revenue Refunding Project 1 Series A
5.000%, due 07/01/16	1,515,000	1,776,762
Port of Seattle Refunding
5.500%, due 12/01/22[1]	500,000	613,345
Port of Seattle Revenue Refunding Intermediate Lien Series C
5.000%, due 02/01/16[1]	1,000,000	1,126,530
Seattle Municipal Lighting & Power Revenue Refunding & Improvement Series A
5.000%, due 02/01/22	2,500,000	3,088,325
Washington Health Care Facilities Authority Overlake Hospital Medical Center Series A (Assured Guaranty Insured)
5.000%, due 07/01/16	1,000,000	1,105,630
Washington State Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding Series B
7.125%, due 07/01/16	3,000,000	3,746,670
Washington State
Series 93-A (Escrowed to Maturity)
5.750%, due 10/01/12	5,000	5,116
Series A-Various Purpose

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Washington—(concluded)
5.000%, due 07/01/17	2,130,000	2,557,576
5.000%, due 07/01/20	2,625,000	3,145,564
		22,308,928
Total municipal bonds and notes (cost—$290,290,031)		314,813,547

	Number of shares
Tax-free money market fund—0.01%
State Street Global Advisors Tax Free Money Market Fund (cost—$43,096)	43,096	43,096
Total investments (cost—$290,333,127)—98.95%		314,856,643
Other assets in excess of liabilities—1.05%		3,347,799
Net assets—100.00%		318,204,442

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$25,103,265
Gross unrealized depreciation	(579,749)
Net unrealized appreciation	$24,523,516

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	314,813,547	—	314,813,547
Tax-free money market fund	—	43,096	—	43,096
Total	—	314,856,643	—	314,856,643

Portfolio footnotes

1	Security subject to Alternative Minimum Tax.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.56% of net assets as of April 30, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2012 and changes periodically.
4	Zero coupon bond; interest rate represents annualized yield at date of purchase.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2012.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)		Value($)
Long-term global debt securities—97.01%
British Virgin Islands—0.61%
CNOOC Finance 2011 Ltd.
4.250%, due 01/26/21[1]	USD	3,100,000	3,231,645

Canada—5.28%
Canadian Government Bond
3.750%, due 06/01/19	CAD	8,040,000	9,171,387
5.750%, due 06/01/33	CAD	4,460,000	6,808,447
Cards II Trust
3.048%, due 05/15/13	CAD	3,100,000	3,182,941
3.333%, due 05/15/16	CAD	2,300,000	2,405,425
Precision Drilling Corp.
6.625%, due 11/15/20	USD	704,000	733,920
Toronto-Dominion Bank
5.375%, due 05/14/15	EUR	4,000,000	5,921,409
			28,223,529
France—7.34%
BNP Paribas Home Loan Covered Bonds SA
2.200%, due 11/02/15[1,2]	USD	3,900,000	3,910,015
Caisse d’Amortissement de la Dette Sociale
3.625%, due 04/25/15	EUR	10,325,000	14,568,476
GDF Suez
2.750%, due 10/18/17	EUR	1,800,000	2,480,969
Pernod-Ricard SA
4.875%, due 03/18/16	EUR	950,000	1,359,676
Republic of France
3.000%, due 04/25/22	EUR	4,900,000	6,504,293
4.000%, due 04/25/55	EUR	1,250,000	1,739,822
5.750%, due 10/25/32	EUR	2,520,000	4,368,132
Sanofi
2.625%, due 03/29/16	USD	4,100,000	4,321,273
			39,252,656
Germany—4.45%
Bundesrepublik Deutschland,
2.000%, due 01/04/22	EUR	1,650,000	2,267,123
Series 08
4.750%, due 07/04/40	EUR	3,034,000	5,941,031
Series 98
5.625%, due 01/04/28	EUR	300,000	568,818
Deutsche Bank AG
1.671%, due 03/09/17[3]	EUR	2,250,000	2,613,540
3.250%, due 01/11/16	USD	1,050,000	1,079,769
KFW
2.500%, due 01/17/22	EUR	3,100,000	4,213,034
Landwirtschaftliche Rentenbank
2.875%, due 08/30/21	EUR	1,950,000	2,717,246
NRW Bank
3.875%, due 01/27/20	EUR	2,300,000	3,412,385

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)		Value($)
Long-term global debt securities—(continued)
Germany—(concluded)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
8.125%, due 12/01/17[4]	EUR	700,000	975,236
			23,788,182
Indonesia—0.46%
Pertamina Persero PT
5.250%, due 05/23/21[4]	USD	2,400,000	2,472,000

Ireland—0.22%
Ardagh Glass Finance PLC
9.250%, due 07/01/16[4]	EUR	800,000	1,155,590

Italy—4.80%
Buoni Poliennali Del Tesoro
4.500%, due 02/01/20	EUR	7,200,000	9,145,604
4.750%, due 09/01/21	EUR	13,050,000	16,528,040
			25,673,644
Japan—22.11%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850%, due 01/22/15[1]	USD	1,900,000	2,016,523
Development Bank of Japan
1.750%, due 03/17/17	JPY	130,000,000	1,741,930
2.300%, due 03/19/26	JPY	500,000,000	7,113,408
Government of Japan
0.700%, due 09/20/14	JPY	2,733,000,000	34,701,090
1.000%, due 12/20/12	JPY	935,000,000	11,776,409
2.000%, due 03/20/16	JPY	1,976,000,000	26,477,162
2.000%, due 12/20/24	JPY	685,000,000	9,400,338
2.200%, due 09/20/26	JPY	159,700,000	2,218,948
2.300%, due 06/20/35	JPY	1,177,000,000	16,178,576
2.300%, due 12/20/36	JPY	480,000,000	6,578,351
			118,202,735
Luxembourg—1.29%
Gazprom Via Gaz Capital SA
4.560%, due 12/09/12	EUR	3,200,000	4,307,850
Prologis International Funding SA
5.875%, due 10/23/14[5]	EUR	450,000	619,492
Schlumberger Investment SA
1.950%, due 09/14/16[1]	USD	1,950,000	1,990,989
			6,918,331
Malaysia—0.16%
Malaysia Government Bond, Series 0902
4.378%, due 11/29/19	MYR	2,500,000	872,274

Mexico—5.63%
Mexican Bonos
6.500%, due 06/10/21	MXN	116,700,000	9,224,320

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)		Value($)
Long-term global debt securities—(continued)
Mexico—(concluded)
8.000%, due 06/11/20	MXN	95,000,000	8,282,748
8.500%, due 12/13/18	MXN	140,200,000	12,572,457
			30,079,525
Netherlands—4.30%
ABB Finance BV
2.625%, due 03/26/19	EUR	300,000	403,487
Bank Nederlandse Gemeenten
2.250%, due 08/24/16	EUR	1,400,000	1,904,150
2.250%, due 01/12/17	EUR	1,350,000	1,831,921
BMW Finance N.V.
4.000%, due 09/17/14	EUR	600,000	844,240
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect
3.875%, due 02/08/22	USD	2,700,000	2,667,438
Government of the Netherlands
5.500%, due 01/15/28	USD	1,830,500	3,295,737
ING Bank N.V.
1.875%, due 06/09/14[3,4]	USD	3,150,000	3,112,030
6.125%, due 05/29/23[3]	EUR	800,000	1,002,958
Linde Finance BV
3.125%, due 12/12/18	EUR	1,050,000	1,488,132
Netherlands Government Bond
4.000%, due 01/15/37	EUR	2,750,000	4,459,543
Schlumberger Finance BV
2.750%, due 12/01/15	EUR	1,400,000	1,949,546
			22,959,182
Norway—1.06%
DnB NOR Boligkreditt
3.375%, due 01/20/17	EUR	4,000,000	5,689,031

Poland—0.12%
Poland Government Bond, Series 1019
5.500%, due 10/25/19	PLN	2,025,000	653,904

Singapore—1.35%
DBS Bank Ltd.
2.375%, due 09/14/15	USD	950,000	979,058
5.000%, due 11/15/19[1,3]	USD	2,400,000	2,521,502
Oversea-Chinese Banking Corp., Ltd.
4.250%, due 11/18/19[3]	USD	2,300,000	2,364,057
United Overseas Bank Ltd.
5.375%, due 09/03/19[1,3]	USD	1,300,000	1,368,665
			7,233,282
South Korea—3.94%
Korea Treasury Bond
5.750%, due 09/10/18	KRW	21,318,210,000	21,058,836

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)		Value($)
Long-term global debt securities—(continued)
Spain—1.47%
Spain Government Bond
5.500%, due 04/30/21	EUR	6,050,000	7,870,963

Supranational—1.11%
European Investment Bank
6.000%, due 12/07/28	GBP	2,950,000	5,945,185

Sweden—3.39%
Government of Sweden
3.500%, due 06/01/22	SEK	11,700,000	2,009,504
4.250%, due 03/12/19	SEK	14,830,000	2,584,157
Nordea Hypotek AB
3.500%, due 01/18/17	EUR	2,100,000	3,013,533
Skandinaviska Enskilda Banken AB
4.500%, due 04/25/13	EUR	3,880,000	5,320,852
Swedbank AB
3.375%, due 02/09/17	EUR	750,000	1,030,550
Vattenfall AB
6.250%, due 03/17/21	EUR	2,450,000	4,177,549
			18,136,145
Switzerland—0.90%
Credit Suisse AG
1.625%, due 03/06/15[4]	USD	4,800,000	4,810,205

United Kingdom—11.98%
Abbey National Treasury Services PLC
3.625%, due 10/14/16	EUR	2,000,000	2,788,237
5.750%, due 03/02/26[4]	GBP	3,250,000	5,828,144
Anglian Water Services Finance PLC
6.250%, due 06/27/16	EUR	900,000	1,406,470
Barclays Bank PLC
1.509%, due 01/13/14[3]	USD	2,600,000	2,600,918
4.500%, due 03/04/19[3]	EUR	1,450,000	1,791,037
First Hydro Finance PLC
9.000%, due 07/31/21	GBP	700,000	1,351,875
HSBC Bank PLC
1.266%, due 01/17/14[3,4]	USD	1,300,000	1,300,026
HSBC Holdings PLC
6.250%, due 03/19/18	EUR	4,000,000	5,850,734
National Grid Gas PLC
5.125%, due 05/14/13	EUR	1,700,000	2,340,608
Nationwide Building Society
4.375%, due 02/28/22	EUR	3,750,000	5,492,966
Priory Group No 3 PLC
7.000%, due 02/15/18[4]	GBP	350,000	533,934

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)		Value($)
Long-term global debt securities—(continued)
United Kingdom—(concluded)
Rio Tinto Finance USA PLC
2.000%, due 03/22/17	USD	1,550,000	1,567,259
Royal Bank of Scotland Group PLC
5.250%, due 05/15/13	EUR	1,350,000	1,837,394
Royal Bank of Scotland PLC
4.875%, due 08/25/14[1]	USD	3,000,000	3,095,760
SABMiller PLC
4.500%, due 01/20/15	EUR	300,000	429,276
Scottish & Southern Energy PLC
6.125%, due 07/29/13	EUR	900,000	1,262,126
Standard Chartered PLC
3.625%, due 12/15/15	EUR	4,500,000	6,328,573
United Kingdom Treasury Bonds
4.250%, due 12/07/55	GBP	3,770,000	7,322,787
United Kingdom Treasury Inflation Linked Bonds
1.250%, due 11/22/17	GBP	5,199,726	9,757,593
William Hill PLC
7.125%, due 11/11/16	GBP	650,000	1,139,276
			64,024,993
United States—15.04%
ABB Treasury Center USA, Inc.
2.500%, due 06/15/16[1]	USD	2,350,000	2,406,412
American Express Credit Corp.
2.375%, due 03/24/17	USD	2,600,000	2,651,173
AT&T, Inc.
1.600%, due 02/15/17	USD	1,100,000	1,103,479
Ball Corp.
6.750%, due 09/15/20	USD	1,050,000	1,160,250
BMW US Capital LLC
5.000%, due 05/28/15	EUR	600,000	876,651
Boeing Capital Corp.
2.125%, due 08/15/16	USD	1,650,000	1,714,858
Celanese US Holdings LLC
6.625%, due 10/15/18	USD	867,000	932,025
CenturyLink, Inc.
5.800%, due 03/15/22	USD	1,050,000	1,040,974
CIT Group, Inc.
4.750%, due 02/15/15[1]	USD	450,000	459,000
Citigroup, Inc.
1.353%, due 02/15/13[3]	USD	3,000,000	2,994,006
6.000%, due 08/15/17	USD	1,800,000	1,995,000
Constellation Brands, Inc.
7.250%, due 05/15/17	USD	950,000	1,073,500
Continental Resources Inc.
5.000%, due 09/15/22[1]	USD	750,000	761,250

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)		Value($)
Long-term global debt securities—(continued)
United States—(continued)
Daimler Finance N.A. LLC
1.083%, due 03/28/14[1,3]	USD	2,500,000	2,483,940
DISH DBS Corp.
7.125%, due 02/01/16	USD	950,000	1,052,125
Ford Motor Credit Co. LLC
5.750%, due 02/01/21	USD	1,200,000	1,350,193
Fresenius Medical Care US Finance, Inc.
6.875%, due 07/15/17	USD	1,000,000	1,093,750
HSBC Bank USA N.A.
4.875%, due 08/24/20	USD	1,400,000	1,439,392
IBM Corp.
5.700%, due 09/14/17	USD	4,200,000	5,059,845
John Deere Capital Corp.
1.400%, due 03/15/17	USD	1,600,000	1,603,667
Johnson & Johnson
4.750%, due 11/06/19	EUR	3,350,000	5,282,696
JPMorgan Chase Bank N.A.
6.000%, due 10/01/17	USD	4,850,000	5,568,731
New York Life Global Funding
2.450%, due 07/14/16[1]	USD	2,800,000	2,903,032
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.646%, due 07/15/45[1]	USD	700,000	796,684
PepsiCo, Inc.
2.750%, due 03/05/22	USD	4,350,000	4,344,323
Pfizer, Inc.
5.750%, due 06/03/21	EUR	3,900,000	6,542,865
PNC Funding Corp.
5.125%, due 02/08/20	USD	2,550,000	2,938,918
Procter & Gamble Co.
4.500%, due 05/12/14	EUR	3,700,000	5,257,534
Range Resources Corp.
5.000%, due 08/15/22	USD	1,050,000	1,047,375
Roche Holdings, Inc.
6.500%, due 03/04/21	EUR	2,900,000	5,099,793
Teva Pharmaceutical Finance IV LLC
1.700%, due 11/10/14	USD	2,900,000	2,947,850
Wells Fargo & Co.
2.625%, due 12/15/16	USD	3,050,000	3,152,596

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)		Value($)
Long-term global debt securities—(concluded)
United States—(concluded)
3.500%, due 03/08/22	USD	1,250,000	1,266,103
			80,399,990
Total long-term global debt securities (cost—$488,361,243)			518,651,827

Repurchase agreement—0.93%
Repurchase agreement dated 04/30/12 with State Street Bank & Trust Co., 0.010% due 05/01/12, collateralized by $462,678 Federal Home Loan Mortgage Corp. obligations, 0.855% due 11/15/14, $1,080,583 US Treasury Bonds, 5.500% due 08/15/28 and $3,006,192 US Treasury Notes, 2.000% to 2.625% due 11/15/20 to 11/15/21; (value—$5,063,407); proceeds: $4,964,001 (cost—$4,964,000)	4,964,000		4,964,000

	Number of shares
Investment of cash collateral from securities loaned—0.49%
Money market fund—0.49%
UBS Private Money Market Fund LLC [6] (cost—$2,649,600)	2,649,600	2,649,600
Total investments (cost—$495,974,843) [7]—98.43%		526,265,427
Other assets in excess of liabilities—1.57%		8,394,189
Net assets—100.00%		534,659,616

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$37,731,498
Gross unrealized depreciation	(7,440,914)
Net unrealized appreciation	$30,290,584

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost($)	value($)	(depreciation)($)
Interest rate futures buy contracts:
146	AUD	Australian Bond 10 Year Futures	June 2012	17,738,748	18,231,915	493,167
361	CAD	Canada Government Bond 10 Year Futures	June 2012	48,249,932	48,282,269	32,337
66	EUR	German Euro BOBL Futures	June 2012	10,844,025	10,942,599	98,574
108	EUR	German Euro Bund Futures	June 2012	19,876,045	20,162,551	286,506
55	EUR	German Euro Schatz Futures	June 2012	8,032,378	8,049,025	16,647
7	GBP	United Kingdom Long Gilt 10 Year Futures	June 2012	1,302,774	1,313,607	10,833
6	JPY	Japan Government Bond 10 Year Futures	June 2012	10,674,130	10,758,207	84,077
				116,718,032	117,740,173	1,022,141

				Proceeds($)
US Treasury futures sell contracts:
2	USD	US Treasury Bond 30 Year Futures	June 2012	281,838	285,750	(3,912)
248	USD	US Treasury Note 2 Year Futures	June 2012	54,617,940	54,695,625	(77,685)
265	USD	US Treasury Note 5 Year Futures	June 2012	32,614,343	32,806,172	(191,829)
603	USD	US Treasury Note 10 Year Futures	June 2012	78,876,862	79,765,594	(888,732)
				166,390,983	167,553,141	(1,162,158)
						(140,017)

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	GBP	531,090	USD	840,000	06/19/12	(21,653)
BB	USD	53,278	AUD	52,328	06/19/12	972
BB	USD	1,237,895	NZD	1,520,569	06/19/12	1,606
CITI	JPY	251,200,000	USD	3,065,890	06/19/12	(81,730)
CITI	NOK	29,935,388	USD	5,159,720	06/19/12	(61,517)
CITI	USD	320,074	CAD	321,103	06/19/12	4,629
CITI	USD	5,367,090	EUR	4,084,707	06/19/12	40,956
CITI	USD	4,001,810	MYR	12,380,000	06/13/12	77,163
CITI	USD	640,226	NOK	3,658,905	06/19/12	(2,051)
CITI	USD	54,353	PLN	170,592	06/19/12	(524)
CSI	DKK	6,630,000	USD	1,189,398	06/19/12	9,342
CSI	EUR	2,696,051	PLN	11,294,835	06/19/12	(5,507)
CSI	GBP	14,000	USD	22,214	06/19/12	(500)
CSI	KRW	13,937,671,000	USD	12,010,885	06/13/12	(287,880)
CSI	MXN	259,834,543	USD	20,270,751	06/19/12	411,052
CSI	USD	241,060	AUD	235,132	06/19/12	2,707
CSI	USD	8,426,922	CNY	53,650,000	06/13/12	65,486
CSI	USD	873,226	MYR	2,800,000	06/13/12	49,320
CSI	USD	5,477,591	PHP	238,330,000	06/13/12	149,832
CSI	USD	355,077	PLN	1,114,099	06/19/12	(3,532)
DB	NOK	14,595,000	USD	2,510,190	06/19/12	(35,424)
DB	PLN	8,895,138	USD	2,834,110	06/19/12	27,321
DB	USD	843,441	EUR	638,343	06/19/12	1,709
JPMCB	EUR	414,284	PLN	1,730,000	06/19/12	(2,613)
JPMCB	EUR	2,935,473	USD	3,859,314	06/19/12	(27,177)
JPMCB	EUR	640,000	USD	854,032	06/19/12	6,688
JPMCB	SEK	13,042,215	USD	1,932,982	06/19/12	(3,804)
JPMCB	USD	292,380	AUD	285,862	06/19/12	3,980
JPMCB	USD	3,079,560	DKK	17,531,937	06/19/12	40,900
JPMCB	USD	309,694	EUR	235,767	06/19/12	2,455
JPMCB	USD	54,495	JPY	4,417,535	06/19/12	858
JPMCB	USD	1,911,904	THB	59,183,000	06/19/12	6,846
RBS	GBP	69,856	EUR	83,297	06/19/12	(3,054)
RBS	GBP	13,000	USD	20,567	06/19/12	(525)
RBS	MXN	55,391,517	USD	4,200,000	06/19/12	(33,690)
RBS	USD	16,134,366	AUD	15,641,957	06/19/12	82,009
RBS	USD	7,330,019	CAD	7,316,568	06/19/12	68,595
RBS	USD	7,331,905	CHF	6,618,877	06/19/12	(35,593)
RBS	USD	1,342,035	DKK	7,471,777	06/19/12	(12,154)
RBS	USD	262,627	EUR	198,810	06/19/12	593
RBS	USD	35,742,698	EUR	26,770,649	06/19/12	(299,052)
RBS	USD	42,671,950	JPY	3,541,891,330	06/19/12	1,709,130
RBS	USD	16,731,811	NOK	95,623,975	06/19/12	(53,375)
RBS	USD	3,323,917	SEK	22,191,133	06/19/12	(28,505)
RBS	USD	1,518,689	SGD	1,907,595	06/19/12	22,910
						1,787,199

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)($)	Other significant observable inputs (Level 2)($)	Unobservable inputs (Level 3)($)	Total($)
Long-term global debt securities	—	518,651,827	—	518,651,827
Repurchase agreement	—	4,964,000	—	4,964,000
Investment of cash collateral from securities loaned	—	2,649,600	—	2,649,600
Futures contracts, net	(140,017)	—	—	(140,017)
Forward foreign currency contracts, net	—	1,787,199	—	1,787,199
Total	(140,017)	528,052,626	—	527,912,609

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2012 (unaudited)

Investments by type of issuer

	Percentage of total investments (%)
	Long-term	Short-term
Government and other public issuers	55.05	—
Repurchase agreement	—	0.94
Banks and other financial institutions	26.69	—
Industrial	16.82	—
Investment of cash collateral from securities loaned	—	0.50
	98.56	1.44

Portfolio footnotes

Note: The portfolio of investments is listed by the issuer’s country of incorporation.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 5.23% of net assets as of April 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	Security, or portion thereof, was on loan at April 30, 2012.
3	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2012 and changes periodically.
4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2012, the value of these securities amounted to 3.78% of net assets.

5	Step bond that converts to the noted fixed rate at a designated future date.
6

The table below details the Portolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/11 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)
UBS Private Money Market Fund LLC	65,600	17,407,214	14,823,214	2,649,600	411

7	Includes $2,594,245 of investments in securities on loan, at value.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2012.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)	Value ($)
Corporate bonds—91.12%
Aerospace & defense—2.40%
Alliant Techsystems, Inc.
6.750%, due 04/01/16	55,000	56,306
6.875%, due 09/15/20	2,150,000	2,300,500
BE Aerospace, Inc.
6.875%, due 10/01/20	500,000	553,750
8.500%, due 07/01/18	600,000	664,500
Ducommun, Inc.
9.750%, due 07/15/18	1,115,000	1,179,113
Hexcel Corp.
6.750%, due 02/01/15	453,000	457,530
TransDigm, Inc.
7.750%, due 12/15/18	1,600,000	1,744,000
		6,955,699
Agriculture—0.46%
Virgolino de Oliveira Finance Ltd.
11.750%, due 02/09/22[2,3]	1,410,000	1,328,925

Airlines—3.09%
American Airlines Pass Through Trust 2001-01,
6.977%, due 05/23/21	341,899	311,128
Class B
7.377%, due 05/23/19	237,888	102,292
Continental Airlines Pass Through Trust 2003-ERJ1, Series RJ03
7.875%, due 07/02/18	819,541	819,541
Continental Airlines Pass Through Trust 2004-ERJ1, Series RJ04
9.558%, due 09/01/19	736,951	762,745
Continental Airlines Pass Through Trust 2005-ERJ1, Series ERJ1
9.798%, due 04/01/21	1,997,415	2,137,235
Delta Air Lines, Inc.
12.250%, due 03/15/15[2,3,4]	2,105,000	2,289,187
Delta Air Lines Pass Through Trust 2010-1, Class B
6.375%, due 01/02/16	1,200,000	1,200,000
United Air Lines Pass Through Trust 2009-2A
9.750%, due 01/15/17	638,688	729,701
US Airways Pass Through Trust 2012-1, Class B
8.000%, due 10/01/19	600,000	602,112
		8,953,941
Auto & truck—2.39%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19[3]	200,000	207,000
8.250%, due 06/15/21	1,250,000	1,293,750
Ford Holdings, Inc.
9.300%, due 03/01/30	1,145,000	1,517,125
9.375%, due 03/01/20	285,000	345,562

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Auto & truck—(concluded)
Ford Motor Co.
6.625%, due 10/01/28	1,595,000		1,813,504
General Motors Co.
8.375%, due 07/15/49*,5,6,7	10,190,000		104,957
Navistar International Corp.
8.250%, due 11/01/21	1,517,000		1,638,360
			6,920,258
Automotive parts—1.13%
Commercial Vehicle Group, Inc.
7.875%, due 04/15/19	1,300,000		1,300,000
Goodyear Tire & Rubber Co.
7.000%, due 05/15/22[3]	1,550,000		1,538,375
8.250%, due 08/15/20[3]	420,000		444,150
			3,282,525
Banking-non-US—2.81%
Deutsche Postbank Funding Trust IV
5.983%, due 06/29/17[8,9]	EUR	1,400,000	1,383,214
EGG Banking PLC
7.500%, due 12/09/13[8,9]	GBP	2,355,000	3,669,052
HBOS Capital Funding LP
6.461%, due 11/30/18[8,9]	GBP	1,400,000	1,485,927
IKB Deutsche Industriebank AG
1.906%, due 05/28/13[9]	EUR	200,000	225,029
4.500%, due 07/09/13	EUR	1,180,000	1,390,150
			8,153,372
Banking-US—1.09%
ABN Amro Bank NV
4.310%, due 03/10/16[8,9]	EUR	305,000	295,933
Fifth Third Capital Trust IV
6.500%, due 04/15/37[9]	1,600,000		1,584,000
Wachovia Capital Trust III
5.570%, due 12/22/11[8,9]	750,000		695,625
Wells Fargo & Co., Series K
7.980%, due 03/15/18[8,9]	525,000		569,625
			3,145,183
Beverages—0.32%
Constellation Brands, Inc.
7.250%, due 09/01/16	590,000		666,700
7.250%, due 05/15/17	225,000		254,250
			920,950
Broadcast—1.29%
Clear Channel Communications, Inc.
5.500%, due 12/15/16	200,000		112,000
6.875%, due 06/15/18	780,000		429,000
7.250%, due 10/15/27	445,000		228,062

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Broadcast—(concluded)
Clear Channel Worldwide Holdings, Inc.
7.625%, due 03/15/20[2]	891,000		882,090
7.625%, due 03/15/20[2]	127,000		123,508
9.250%, due 12/15/17	1,785,000		1,956,806
			3,731,466
Building & construction—2.57%
Beazer Homes USA, Inc.
8.125%, due 06/15/16	1,630,000		1,483,300
D.R. Horton, Inc.
5.625%, due 01/15/16	35,000		36,969
6.500%, due 04/15/16	255,000		277,950
K. Hovnanian Enterprises, Inc.
6.500%, due 01/15/14	580,000		464,000
10.625%, due 10/15/16[3]	1,490,000		1,341,000
Pulte Group, Inc.
6.375%, due 05/15/33	567,000		472,028
7.875%, due 06/15/32	870,000		839,550
Shea Homes LP/Shea Homes Funding Corp.
8.625%, due 05/15/19[2]	1,045,000		1,089,412
Standard Pacific Corp.
8.375%, due 05/15/18	1,365,000		1,443,487
			7,447,696
Building materials—0.42%
Interface, Inc.
7.625%, due 12/01/18	1,130,000		1,220,400

Building products—2.07%
Associated Materials LLC
9.125%, due 11/01/17[3]	1,110,000		999,000
Desarrolladora Homex SAB de CV
9.500%, due 12/11/19[2]	1,400,000		1,445,500
Urbi Desarrollos Urbanos SAB de CV
9.500%, due 01/21/20[2]	1,400,000		1,447,250
USG Corp.
6.300%, due 11/15/16	1,235,000		1,179,425
8.375%, due 10/15/18[2]	210,000		219,975
9.750%, due 01/15/18[4]	690,000		705,525
			5,996,675
Building products-cement—0.86%
Hanson Ltd.
6.125%, due 08/15/16	600,000		639,000
HeidelbergCement Finance BV
7.500%, due 04/03/20	EUR	395,000	550,416

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Building products-cement—(concluded)
Texas Industries, Inc.
9.250%, due 08/15/20	1,350,000		1,316,250
			2,505,666
Cable—1.26%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, due 01/15/19	1,035,000		1,107,450
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.625%, due 11/15/17[2]	900,000		972,000
Dish DBS Corp.
6.750%, due 06/01/21	675,000		739,125
7.125%, due 02/01/16	750,000		830,625
			3,649,200
Car rental—1.85%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
3.003%, due 05/15/14[9]	200,000		197,000
8.250%, due 01/15/19	1,425,000		1,492,688
Europcar Groupe SA
4.557%, due 05/15/13[9,10]	EUR	300,000	390,161
Hertz Corp.
6.750%, due 04/15/19	300,000		313,125
7.375%, due 01/15/21	885,000		951,375
Hertz Holdings Netherlands BV
8.500%, due 07/31/15[10]	EUR	1,000,000	1,429,596
UR Financing Escrow Corp.
7.375%, due 05/15/20[2]	275,000		288,750
7.625%, due 04/15/22[2,3]	270,000		285,525
			5,348,220
Chemicals—1.42%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18	1,380,000		1,445,550
Huntsman International LLC
8.625%, due 03/15/20[3]	1,115,000		1,269,706
Momentive Performance Materials, Inc.
9.000%, due 01/15/21[3]	355,000		307,075
9.500%, due 01/15/21	EUR	545,000	573,527
Vertellus Specialties, Inc.
9.375%, due 10/01/15[2]	615,000		525,825
			4,121,683
Coal—1.49%
Alpha Natural Resources, Inc.
6.000%, due 06/01/19[3]	1,045,000		977,075
6.250%, due 06/01/21[3]	345,000		321,713
Arch Coal, Inc.
7.000%, due 06/15/19[2,3]	1,000,000		895,000
7.250%, due 10/01/20[3]	250,000		223,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Coal—(concluded)
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.250%, due 12/15/17	1,270,000		1,282,700
8.500%, due 12/15/19[3]	605,000		615,587
			4,315,825
Commercial services—0.60%
Iron Mountain, Inc.
6.750%, due 10/15/18	EUR	495,000	655,232
8.375%, due 08/15/21	1,000,000		1,090,000
			1,745,232
Computer software & services—0.21%
Sungard Data Systems, Inc.
10.250%, due 08/15/15	600,000		621,750

Consumer products—0.51%
Jarden Corp.
7.500%, due 01/15/20	670,000		730,300
7.500%, due 01/15/20	EUR	550,000	749,876
			1,480,176
Containers & packaging—2.11%
Ball Corp.
7.375%, due 09/01/19	310,000		344,875
Beverage Packaging Holdings Luxembourg II SA
8.000%, due 12/15/16[10]	EUR	205,000	255,077
OI European Group BV
6.875%, due 03/31/17[10]	EUR	115,000	156,792
Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16	750,000		847,500
Packaging Dynamics Corp.
8.750%, due 02/01/16[2]	1,445,000		1,535,312
Rexam PLC
6.750%, due 06/29/67[9]	EUR	1,406,000	1,783,607
Sealed Air Corp.
8.125%, due 09/15/19[2]	1,075,000		1,201,313
			6,124,476
Diversified capital goods—0.45%
Mueller Water Products, Inc.
7.375%, due 06/01/17	445,000		446,113
8.750%, due 09/01/20	755,000		847,487
			1,293,600
Diversified financial services—3.58%
Ally Financial, Inc.
8.000%, due 11/01/31[3]	1,300,000		1,482,710

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Bank of America Corp.
8.000%, due 01/30/18[8,9]	345,000		355,940
Capital One Capital III
7.686%, due 08/15/36	2,000,000		2,017,500
First Data Corp.
8.875%, due 08/15/20[2]	2,465,000		2,680,688
GE Capital Trust III
6.500%, due 09/15/67[9,10]	GBP	1,750,000	2,597,617
Mizuho Capital Investment USD 2 Ltd.
14.950%, due 06/30/14[2,8,9]	1,000,000		1,234,960
			10,369,415
Diversified manufacturing—0.79%
Bombardier, Inc.
7.500%, due 03/15/18[2,3]	270,000		299,025
7.750%, due 03/15/20[2]	1,770,000		1,977,975
			2,277,000
Diversified operations—1.42%
Icahn Enterprises LP
4.000%, due 08/15/13[9]	900,000		904,500
8.000%, due 01/15/18	1,825,000		1,950,469
Tomkins LLC/Tomkins, Inc.
9.000%, due 10/01/18[4]	1,125,000		1,251,562
			4,106,531
Electric utilities—1.41%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.000%, due 12/01/20	1,528,000		1,686,530
NRG Energy, Inc.
7.625%, due 01/15/18	250,000		253,125
8.250%, due 09/01/20	1,835,000		1,839,588
8.500%, due 06/15/19[3]	295,000		300,900
			4,080,143
Electric-generation—1.31%
Calpine Corp.
7.250%, due 10/15/17[2]	525,000		560,438
7.875%, due 07/31/20[2]	1,415,000		1,542,350
Intergen N.V.
8.500%, due 06/30/17[10]	EUR	205,000	280,856
9.000%, due 06/30/17[2]	400,000		410,500
9.500%, due 06/30/17[10]	GBP	490,000	803,173

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Electric-generation—(concluded)
Store Enso Corp.
7.000%, due 06/30/21[2]	201,514		210,834
			3,808,151
Electric-integrated—0.17%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, due 10/01/20[2]	800,000		496,000

Electronics—1.14%
Freescale Semiconductor, Inc.
9.250%, due 04/15/18[2]	1,180,000		1,293,575
10.125%, due 03/15/18[2,3]	1,219,000		1,359,185
SGL Carbon SE
2.307%, due 05/16/15[9]	EUR	500,000	649,440
			3,302,200
Finance-captive automotive—1.01%
Ally Credit Canada Ltd.
6.000%, due 05/23/12	EUR	300,000	397,309
FCE Bank PLC
7.125%, due 01/15/13	EUR	800,000	1,096,024
Ford Motor Credit Co. LLC
5.875%, due 08/02/21	750,000		847,566
8.000%, due 12/15/16	500,000		597,240
			2,938,139
Finance-other—1.11%
SLM Corp. MTN
8.000%, due 03/25/20	2,000,000		2,125,000
8.450%, due 06/15/18	600,000		657,000
Springleaf Finance Corp. MTN
6.500%, due 09/15/17	545,000		441,450
			3,223,450
Financial services—0.46%
HSBC Finance Capital Trust IX
5.911%, due 11/30/35[9]	1,450,000		1,334,000

Food products—1.22%
JBS USA LLC/JBS USA Finance, Inc.
8.250%, due 02/01/20[2]	2,015,000		2,040,188
Minerva Luxembourg SA
12.250%, due 02/10/22[2,3]	1,400,000		1,491,000
			3,531,188
Food-wholesale—0.56%
Barry Callebaut Services N.V.
6.000%, due 07/13/17	EUR	140,000	210,799

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Food-wholesale—(concluded)
Post Holdings, Inc.
7.375%, due 02/15/22[2]	1,350,000		1,404,000
			1,614,799
Gaming—3.72%
Caesars Entertainment Operating Co., Inc.
10.000%, due 12/15/18[3]	3,059,000		2,273,584
12.750%, due 04/15/18	370,000		314,962
Isle of Capri Casinos, Inc.
7.000%, due 03/01/14[3]	1,380,000		1,376,550
7.750%, due 03/15/19[3]	575,000		592,250
MGM Resorts International
5.875%, due 02/27/14[3]	55,000		56,925
6.625%, due 07/15/15[3]	1,735,000		1,804,400
7.500%, due 06/01/16[3]	1,485,000		1,544,400
Mohegan Tribal Gaming Authority
10.500%, due 12/15/16[2,3]	1,475,000		1,268,500
11.500%, due 11/01/17[2]	285,000		293,550
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.750%, due 08/15/20	1,140,000		1,259,700
			10,784,821
Health care providers & services—1.79%
Fresenius Medical Care US Finance, Inc.
6.875%, due 07/15/17	365,000		399,218
HCA, Inc.
6.500%, due 02/15/16	3,165,000		3,402,375
7.500%, due 02/15/22	55,000		59,194
Kinetic Concepts
10.500%, due 11/01/18[2]	1,300,000		1,340,625
			5,201,412
Hotels, restaurants & leisure—0.43%
Royal Caribbean Cruises Ltd.
5.625%, due 01/27/14[10]	EUR	925,000	1,242,789

Household durables—0.42%
Libbey Glass, Inc.
10.000%, due 02/15/15	1,128,000		1,202,730

Insurance—3.72%
American International Group, Inc.
5.000%, due 04/26/23	GBP	750,000	1,122,089
Series A2
4.875%, due 03/15/67[9]	EUR	4,500,000	4,407,922
Series A3
5.750%, due 03/15/67[9]	GBP	600,000	745,885
Hartford Life, Inc.
7.650%, due 06/15/27	885,000		1,028,225

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
Liberty Mutual Group, Inc.
7.800%, due 03/15/37[2]	2,000,000		1,960,000
Lincoln National Corp.
7.000%, due 05/17/66[9]	1,555,000		1,508,350
			10,772,471
Machinery—1.56%
Boart Longyear Management Pty Ltd.
7.000%, due 04/01/21[2]	1,085,000		1,136,537
Mcron Finance Sub LLC/Mcron Finance Corp.
8.375%, due 05/15/19[2]	1,150,000		1,175,875
Terex Corp.
8.000%, due 11/15/17[3]	2,110,000		2,210,225
			4,522,637
Machinery-agriculture & construction—0.24%
CNH America LLC
7.250%, due 01/15/16	625,000		688,281

Manufacturing-diversified—1.51%
American Railcar Industries, Inc.
7.500%, due 03/01/14	1,520,000		1,539,000
Amsted Industries, Inc.
8.125%, due 03/15/18[2]	1,110,000		1,193,250
Polypore International, Inc.
7.500%, due 11/15/17	760,000		798,000
SPX Corp.
6.875%, due 09/01/17	390,000		427,050
7.625%, due 12/15/14	385,000		428,794
			4,386,094
Media—1.24%
Clear Channel Communications, Inc.
9.000%, due 03/01/21	775,000		701,375
Clear Channel Worldwide Holdings, Inc.
9.250%, due 12/15/17	315,000		343,744
EN Germany Holdings BV
10.750%, due 11/15/15[10]	EUR	887,000	1,168,251
Lamar Media Corp.
5.875%, due 02/01/22[2]	1,350,000		1,387,125
			3,600,495
Medical products—0.13%
Bausch & Lomb, Inc.
9.875%, due 11/01/15	370,000		389,425

Metals—2.65%
Aleris International, Inc.
6.000%, due 06/01/20[5,7]	13,347		13,147

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Metals—(concluded)
7.625%, due 02/15/18	1,415,000		1,475,137
Century Aluminum Co.
8.000%, due 05/15/14	1,628,150		1,660,713
Novelis, Inc.
8.375%, due 12/15/17	2,500,000		2,700,000
8.750%, due 12/15/20	200,000		220,500
Vedanta Resources PLC
8.250%, due 06/07/21[2]	1,700,000		1,615,000
			7,684,497
Metals & mining—0.88%
Arch Western Finance LLC
6.750%, due 07/01/13	467,000		467,000
FMG Resources August 2006 Pty Ltd.
6.875%, due 02/01/18[2,3]	525,000		539,437
7.000%, due 11/01/15[2]	630,000		652,050
Glencore Finance Europe SA
6.500%, due 02/27/19	GBP	500,000	884,562
			2,543,049
Oil & gas—9.08%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.500%, due 05/20/21[3]	678,000		688,170
Berry Petroleum Co.
6.750%, due 11/01/20	1,120,000		1,190,000
Chesapeake Energy Corp.
6.250%, due 01/15/17	EUR	515,000	668,072
6.625%, due 08/15/20[3]	645,000		628,875
6.875%, due 08/15/18	645,000		638,550
Concho Resources, Inc.
6.500%, due 01/15/22	300,000		316,500
7.000%, due 01/15/21	1,635,000		1,778,062
Denbury Resources, Inc.
9.750%, due 03/01/16	200,000		220,000
Energy Transfer Equity LP
7.500%, due 10/15/20	1,500,000		1,661,250
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21	430,000		392,375
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.625%, due 06/15/20	375,000		338,438
Forest Oil Corp.
7.250%, due 06/15/19[3]	870,000		859,125
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]	400,000		432,000
8.000%, due 02/15/20[2]	355,000		387,838
Inergy LP/Inergy Finance Corp.
6.875%, due 08/01/21	703,000		710,030
Linn Energy LLC/Linn Energy Finance Corp.
7.750%, due 02/01/21	500,000		527,500
8.625%, due 04/15/20	1,790,000		1,955,575

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.500%, due 08/15/21	925,000		980,500
OGX Petroleo e Gas Participacoes SA
8.500%, due 06/01/18[2]	1,395,000		1,447,312
Petroleos de Venezuela SA
12.750%, due 02/17/22[10]	4,400,000		4,505,600
Precision Drilling Corp.
6.500%, due 12/15/21	615,000		639,600
6.625%, due 11/15/20	855,000		891,337
Samson Investment Co.
9.750%, due 02/15/20[2]	1,425,000		1,487,344
Swift Energy Co.
7.125%, due 06/01/17	500,000		516,250
8.875%, due 01/15/20	1,520,000		1,656,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
7.875%, due 10/15/18	730,000		788,400
			26,305,503
Oil refining—0.06%
Tesoro Corp.
6.500%, due 06/01/17	160,000		165,200

Oil services—1.86%
Basic Energy Services, Inc.
7.125%, due 04/15/16	1,110,000		1,126,650
7.750%, due 02/15/19	420,000		428,400
Cie Generale de Geophysique - Veritas
6.500%, due 06/01/21	1,350,000		1,390,500
Geokinetics Holdings, Inc.
9.750%, due 12/15/14	915,000		686,250
Helix Energy Solutions Group, Inc.
9.500%, due 01/15/16[2]	721,000		757,050
Hornbeck Offshore Services, Inc.
5.875%, due 04/01/20[2]	650,000		648,375
8.000%, due 09/01/17	335,000		361,800
			5,399,025
Packaging—1.33%
Reynolds Group Issuer
7.750%, due 10/15/16[4,10]	EUR	1,100,000	1,521,594
9.250%, due 05/15/18[2,4]	1,765,000		1,782,650
9.875%, due 08/15/19[2]	525,000		547,312
			3,851,556
Paper & forest products—2.70%
Boise Cascade LLC
7.125%, due 10/15/14	1,980,000		1,980,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Paper & forest products—(concluded)
Boise Paper Holdings LLC/Boise Co-Issuer Co.
8.000%, due 04/01/20	155,000		170,888
Boise Paper Holdings LLC/Boise Finance Co.
9.000%, due 11/01/17	1,290,000		1,435,125
Domtar Corp.
9.500%, due 08/01/16	250,000		301,875
10.750%, due 06/01/17	855,000		1,100,812
Mead Products LLC/ACCO Brands Corp.
6.750%, due 04/30/20[2]	570,000		589,950
Norske Skogindustrier ASA
7.000%, due 06/26/17	EUR	505,000	414,451
7.125%, due 10/15/33[2]	1,850,000		980,500
Stora Enso Oyj
7.250%, due 04/15/36[2]	1,000,000		865,000
			7,838,601
Pharmaceuticals—0.31%
Mylan, Inc.
6.000%, due 11/15/18[2]	850,000		892,500

Pipelines—0.52%
Everest Acquisition LLC/Everest Acquisition Finance, Inc.
9.375%, due 05/01/20[2,3]	1,425,000		1,517,625

Railroads—0.07%
RailAmerica, Inc.
9.250%, due 07/01/17	195,000		204,263

Real estate investment trusts—1.10%
Host Hotels & Resorts, Inc.
6.000%, due 11/01/20	1,315,000		1,398,831
Prologis International Funding SA
5.875%, due 10/23/14[4]	EUR	1,300,000	1,789,643
			3,188,474
Rental Auto/Equipment—0.91%
United Rentals North America, Inc.
8.375%, due 09/15/20[3]	2,020,000		2,126,050
9.250%, due 12/15/19	450,000		501,750
			2,627,800
Steel—2.14%
AK Steel Corp.
7.625%, due 05/15/20	1,350,000		1,296,000
APERAM
7.375%, due 04/01/16[2]	1,000,000		975,000
Evraz Group SA
7.400%, due 04/24/17[2]	2,015,000		2,025,075
US Steel Corp.
7.000%, due 02/01/18[3]	1,170,000		1,199,250

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Steel—(concluded)
7.500%, due 03/15/22[3]	700,000		708,750
			6,204,075
Support-services—0.18%
TUI AG
5.125%, due 12/10/12[10]	EUR	380,000	509,294

Telecom-integrated/services—0.75%
Hughes Satellite Systems Corp.
7.625%, due 06/15/21	793,000		859,414
Intelsat Luxembourg SA
11.500%, due 02/04/17[11]	1,250,000		1,303,125
			2,162,539
Telecommunication services—1.33%
Alcatel-Lucent USA, Inc.
6.450%, due 03/15/29	1,020,000		747,150
CommScope, Inc.
8.250%, due 01/15/19[2]	1,560,000		1,665,300
Satmex Escrow SA de C.V.
9.500%, due 05/15/17	1,400,000		1,452,500
			3,864,950
Telephone-integrated—1.78%
Frontier Communications Corp.
7.000%, due 11/01/25	965,000		854,025
7.050%, due 10/01/46	240,000		182,400
Sprint Capital Corp.
6.900%, due 05/01/19	1,995,000		1,745,625
8.750%, due 03/15/32	1,570,000		1,330,575
Virgin Media Finance PLC
9.500%, due 08/15/16	EUR	700,000	1,033,148
			5,145,773
Textiles & apparel—0.27%
Mohawk Industries, Inc.
6.375%, due 01/15/16[4]	700,000		768,250

Transportation—0.92%
Stena AB
5.875%, due 02/01/19[10]	EUR	650,000	761,459
6.125%, due 02/01/17[10]	EUR	1,500,000	1,906,128
			2,667,587
Transportation services—0.80%
Hapag-Lloyd AG
9.750%, due 10/15/17[2,3]	1,130,000		1,090,450
PHI, Inc.
8.625%, due 10/15/18	1,000,000		1,025,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)	Value ($)
Corporate bonds—(concluded)
Transportation services—(concluded)
Teekay Corp.
8.500%, due 01/15/20	195,000	202,800
		2,318,250
Wireless telecommunication services—1.74%
Crown Castle International Corp.
7.125%, due 11/01/19	1,000,000	1,095,000
9.000%, due 01/15/15	430,000	475,150
MetroPCS Wireless, Inc.
6.625%, due 11/15/20	490,000	471,625
7.875%, due 09/01/18	500,000	512,500
Sprint Nextel Corp.
8.375%, due 08/15/17	325,000	312,813
9.125%, due 03/01/17[2]	825,000	818,812
ViaSat, Inc.
8.875%, due 09/15/16	1,250,000	1,353,125
		5,039,025
Total corporate bonds (cost—$251,256,581)		264,032,925

Loan assignments[9]—2.67%
Airlines—0.80%
US Airways Group, Inc. Term Loan
2.740%, due 05/23/12	2,430,556	2,318,142

Broadcast—0.30%
Clear Channel Communication, Inc. Delay Draw Term Loan 2
3.889%, due 05/31/12	1,119,652	879,397

Computer software & services—0.45%
Sungard Data Systems, Inc. Tranche B
3.864%, due 05/29/12	648,066	648,876
3.865%, due 05/23/12	80,858	80,960
3.865%, due 05/14/12	188,076	188,311
4.148%, due 05/08/12	376,152	376,622
		1,294,769
Support-services—0.34%
KAR Auction Services, Inc. Term Loan B
5.000%, due 05/31/12	992,500	996,847

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)	Value ($)
Loan assignments[9]—(concluded)
Telecom-integrated/services—0.51%
Intelsat Jackson Holdings SA Tranche B Term Loan
5.250%, due 07/12/12	1,485,000	1,491,965

Wireless telecommunication services—0.27%
MetroPCS Wireless, Inc. Extended Term Loan B
4.071%, due 05/01/12	509,820	507,908
4.071%, due 05/31/12	261,028	260,049
		767,957
Total loan assignments (cost—$7,683,510)		7,749,077

Asset-backed securities—1.87%
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A
0.309%, due 05/25/37[9]	654,457	533,521
GSAA Home Equity Trust, Series 2006-14, Class A1
0.289%, due 09/25/36[9]	812,193	335,853
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV1
0.369%, due 04/25/37[9]	632,719	429,569
HSI Asset Securitization Corp. Trust, Series 2007-NC1, Class A1
0.339%, due 04/25/37[9]	945,806	697,702
Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1, Class A2A
0.349%, due 03/25/37[9]	1,657,826	909,382
Morgan Stanley Capital, Inc.,
Series 2006-HE6, Class A2B
0.339%, due 09/25/36[9]	580,509	477,393
Series 2006-HE8, Class A2B
0.339%, due 10/25/36[9]	257,776	151,722
Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1
5.893%, due 06/25/37[4]	1,458,930	668,263
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A2
0.349%, due 01/25/37[9]	1,385,530	712,737
Series 2007-OPT1, Class 2A1
0.319%, due 06/25/37[9]	609,590	501,804
Total asset-backed securities (cost—$8,997,230)		5,417,946

Collateralized mortgage obligations—0.30%
Banc of America Mortgage Securities, Series 2005-J, Class 1A1
2.737%, due 11/25/35[9]	730,778	579,845

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[1] ($)	Value ($)
Collateralized mortgage obligations—(concluded)
WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1
2.272%, due 11/25/36[9]	415,085	290,697
Total collateralized mortgage obligations (cost—$1,089,835)		870,542

	Number of Shares
Common stocks—0.94%
Automobiles—0.43%
General Motors Co.*	53,428	1,228,844

Building products—0.02%
Nortek, Inc.*	1,375	62,906

Construction materials—0.10%
US Concrete, Inc.*,5	59,953	289,573

Diversified financial services—0.15%
CIT Group, Inc.*	11,794	446,403

Metals—0.24%
Aleris International, Inc.*,5,7	15,446	695,070
Total common stocks (cost—$3,690,742)		2,722,796

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of warrants	Value ($)
Warrants*—0.40%
Automobiles—0.39%
General Motors Co., strike price $10.00, expires 07/10/16	48,571	684,365
General Motors Co., strike price $18.33, expires 07/10/19	48,571	452,682
		1,137,047
Cable—0.01%
Charter Communications, Inc., strike price $46.86, expires 11/30/14	1,818	33,997
Total warrants (cost—$2,020,844)		1,171,044

	Face amount[1]
Repurchase agreement—0.42%
Repurchase agreement dated 04/30/12 with State Street Bank & Trust Co., 0.010% due 05/01/12, collateralized by $112,966 Federal Home Loan Mortgage Corp. obligations, 0.855% due 11/15/14, $263,833 US Treasury Bonds, 5.500% due 08/15/28 and $733,986 US Treasury Notes, 2.000% to 2.625% due 11/15/20 to 11/15/21; (value—$1,236,271); proceeds: $1,212,000 (cost—$1,212,000)	1,212,000	1,212,000

	Number of shares
Investment of cash collateral from securities loaned—10.91%
Money market fund—10.91%
UBS Private Money Market Fund LLC[12] (cost—$31,632,130)	31,632,130	31,632,130
Total investments (cost—$307,582,872)[13]—108.63%		314,808,460
Liabilities in excess of other assets—(8.63)%		(25,013,100)
Net assets—100.00%		289,795,360

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted

Gross unrealized appreciation	$17,611,909
Gross unrealized depreciation	(10,386,321)
Net unrealized appreciation	$7,225,588

Futures contracts

Number of			Expiration		Current	Unrealized
contracts	Currency		date	Proceeds($)	value($)	depreciation($)
US Treasury futures sell contracts:
152	USD	US Treasury Note 2 Year Futures	June 2012	33,484,020	33,523,125	(39,105)
130	USD	US Treasury Note 5 Year Futures	June 2012	16,036,719	16,093,594	(56,875)
				49,520,739	49,616,719	(95,980)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized depreciation ($)
JPMCB	EUR	22,744,000	USD	29,854,912	06/08/12	(255,658)
JPMCB	GBP	6,972,000	USD	11,170,329	06/08/12	(141,953)
						(397,611)

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	263,914,821	118,104	264,032,925
Loan assignments	—	7,749,077	—	7,749,077
Asset-backed securities	—	5,417,946	—	5,417,946
Collateralized mortgage obligations	—	870,542	—	870,542
Common stocks	2,027,726	—	695,070	2,722,796
Warrants	1,171,044	—	—	1,171,044
Repurchase agreement	—	1,212,000	—	1,212,000
Investment of cash collateral from securities loaned	—	31,632,130	—	31,632,130
Futures contracts, net	(95,980)	—	—	(95,980)
Forward foreign currency contracts, net	—	(397,611)	—	(397,611)
Total	3,102,790	310,398,905	813,174	314,314,869

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the nine months ended April 30, 2012:

	Corporate bonds ($)	Common stock ($)	Total ($)
Beginning balance	13,347	772,300	785,647
Purchases	—	—	—
Sales	—	—	—
Accrued discounts/(premiums)	(65)	—	(65)
Total realized gain/(loss)	—	—	—
Change in net unrealized appreciation/depreciation	(135)	(77,230)	(77,365)
Transfers into Level 3	104,957	—	104,957
Transfers out of Level 3	—	—	—
Ending balance	118,104	695,070	813,174

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2012 was $(77,365). Transfer into Level 3 represents the value at the end of the period. At April 30, 2012, a security was transferred from Level 2 to Level 3 as the valuation is based on a fair valuation approved by the valuation committee based on unobservable inputs.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2012 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments %
United States	81.0
Luxembourg	3.2
United Kingdom	3.1
Canada	2.3
Netherlands	1.6
Venezuela	1.4
Mexico	1.4
Germany	1.2
Sweden	0.8
Australia	0.7
France	0.6
Jersey	0.5
Austria	0.5
Norway	0.4
Liberia	0.4
Cayman Islands	0.4
Finland	0.3
Belgium	0.1
Marshall Islands	0.1
Total	100.0

Portfolio footnotes

*	Non-income producing security.
1	In US Dollars unless otherwise indicated.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 21.74% of net assets as of April 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Security, or portion thereof, was on loan at April 30, 2012.
4	Step bond that converts to the noted fixed rate at a designated future date.
5	Illiquid securities representing 0.38% of net assets as of April 30, 2012.
6	Security exchanged on 04/21/11; position represents remaining escrow balance expected to be received upon finalization of debt restructuring.
7	Security is being fair valued by a valuation committee under the direction of the board of trustees.
8	Perpetual bond security. The maturity date reflects the next call date.
9	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2012, and changes periodically.
10

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2012, the value of this security amounted to 6.05% of net assets.

11	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
12

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/11 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)
UBS Private Money Market Fund LLC	14,627,018	83,172,544	66,167,432	31,632,130	3,703

13	Includes $31,074,776 of investments in securities on loan, at value.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2012.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—97.90%
Aerospace & defense—5.43%
General Dynamics Corp.	57,200	3,861,000
Honeywell International, Inc.	495,650	30,066,129
Huntington Ingalls Industries, Inc.*	28,929	1,141,249
L-3 Communications Holdings, Inc.	135,379	9,955,772
Northrop Grumman Corp.	169,750	10,741,780
The Boeing Co.	122,500	9,408,000
		65,173,930
Auto components—1.29%
Johnson Controls, Inc.	484,050	15,475,078

Automobiles—0.73%
General Motors Co.*	383,000	8,809,000

Beverages—1.75%
Molson Coors Brewing Co., Class B	141,348	5,877,250
PepsiCo, Inc.	142,100	9,378,600
The Coca-Cola Co.	74,800	5,708,736
		20,964,586
Building products—0.82%
Fortune Brands Home & Security, Inc.*	91,492	2,080,528
Masco Corp.	587,075	7,737,649
		9,818,177
Capital markets—4.04%
Ameriprise Financial, Inc.	163,900	8,885,019
Franklin Resources, Inc.	120,650	15,142,781
Invesco Ltd.	234,600	5,827,464
Morgan Stanley	244,225	4,220,208
State Street Corp.	181,650	8,395,863
The Goldman Sachs Group, Inc.	51,850	5,970,528
		48,441,863
Chemicals—2.42%
Monsanto Co.	144,750	11,027,055
PPG Industries, Inc.	72,975	7,679,889
The Dow Chemical Co.	304,300	10,309,684
		29,016,628
Commercial banks—4.01%
BB&T Corp.	355,500	11,390,220
CIT Group, Inc.*	222,000	8,402,700
PNC Financial Services Group, Inc.	114,325	7,582,034

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial banks—(concluded)
Wells Fargo & Co.	620,800	20,753,344
		48,128,298
Communications equipment—1.99%
Cisco Systems, Inc.	1,187,100	23,920,065

Computers & peripherals—2.54%
Dell, Inc.*	878,600	14,382,682
Hewlett-Packard Co.	648,250	16,050,670
		30,433,352
Consumer finance—1.31%
Capital One Financial Corp.	283,100	15,706,388

Diversified consumer services—0.47%
Apollo Group, Inc., Class A*	161,475	5,687,150

Diversified financial services—5.64%
Bank of America Corp.	1,596,700	12,949,237
Citigroup, Inc.	555,981	18,369,612
JPMorgan Chase & Co.	845,643	36,345,736
		67,664,585
Electric utilities—1.52%
American Electric Power Co., Inc.	215,600	8,373,904
Entergy Corp.	149,650	9,811,054
		18,184,958
Electronic equipment, instruments & components—1.29%
TE Connectivity Ltd.	424,500	15,477,270

Food & staples retailing—2.30%
CVS Caremark Corp.	215,500	9,615,610
Wal-Mart Stores, Inc.	157,500	9,278,325
Walgreen Co.	249,300	8,740,458
		27,634,393
Food products—0.72%
Archer Daniels Midland Co.	281,700	8,684,811

Health care equipment & supplies—3.35%
Baxter International, Inc.	156,200	8,655,042
Becton, Dickinson and Co.	39,050	3,063,472
Covidien PLC	352,700	19,479,621

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
St. Jude Medical, Inc.	233,300	9,033,376
		40,231,511
Household products—2.31%
The Procter & Gamble Co.	434,750	27,667,490

Industrial conglomerates—1.13%
General Electric Co.	692,900	13,566,982

Insurance—7.99%
ACE Ltd.	126,800	9,632,996
Aflac, Inc.	186,300	8,390,952
American International Group, Inc.*	531,025	18,070,781
Axis Capital Holdings Ltd.	279,375	9,504,338
Fidelity National Financial, Inc., Class A	247,000	4,759,690
MetLife, Inc.	731,450	26,354,143
The Allstate Corp.	427,950	14,263,573
The Travelers Cos., Inc.	74,800	4,811,136
		95,787,609
Internet software & services—0.50%
Google, Inc., Class A*	9,850	5,961,516

IT services—0.65%
Computer Sciences Corp.	279,700	7,848,382

Machinery—1.27%
Cummins, Inc.	30,550	3,538,607
Deere & Co.	53,300	4,389,788
Xylem, Inc.	260,000	7,248,800
		15,177,195
Media—6.20%
Comcast Corp., Class A	312,300	9,472,059
Omnicom Group, Inc.	185,958	9,541,505
The Walt Disney Co.	212,600	9,165,186
Time Warner, Inc.	871,200	32,635,152
Viacom, Inc., Class B	290,950	13,497,170
		74,311,072
Multi-utilities—0.83%
Sempra Energy	154,500	10,002,330

Oil, gas & consumable fuels—13.16%
Anadarko Petroleum Corp.	117,500	8,602,175

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Apache Corp.	89,502	8,586,822
BP PLC, ADR	259,786	11,277,310
Chevron Corp.	85,100	9,068,256
ConocoPhillips	181,100	12,972,193
CONSOL Energy, Inc.	272,100	9,044,604
EQT Corp.	184,700	9,201,754
Exxon Mobil Corp.	364,275	31,451,504
Marathon Oil Corp.	286,400	8,402,976
Marathon Petroleum Corp.	140,475	5,845,165
Occidental Petroleum Corp.	259,197	23,643,950
Royal Dutch Shell PLC, A Shares, ADR	187,223	13,393,933
Southwestern Energy Co.*	202,200	6,385,476
		157,876,118
Pharmaceuticals—9.28%
Abbott Laboratories	419,900	26,058,994
Johnson & Johnson	137,100	8,923,839
Merck & Co., Inc.	359,625	14,111,685
Novartis AG, ADR	160,900	8,876,853
Pfizer, Inc.	1,501,702	34,434,027
Sanofi, ADR	239,700	9,151,746
Teva Pharmaceutical Industries Ltd., ADR	214,300	9,802,082
		111,359,226
Road & rail—0.74%
Union Pacific Corp.	79,200	8,905,248

Semiconductors & semiconductor equipment—3.00%
Applied Materials, Inc.	767,150	9,198,128
Intel Corp.	350,900	9,965,560
Texas Instruments, Inc.	528,200	16,870,708
		36,034,396
Software—5.29%
CA, Inc.	222,825	5,887,037
Microsoft Corp.	1,497,352	47,945,211

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
Oracle Corp.	326,000	9,581,140
		63,413,388
Specialty retail—1.17%
Staples, Inc.	910,275	14,018,235

Tobacco—0.39%
Philip Morris International, Inc.	51,600	4,618,716

Wireless telecommunication services—2.37%
Vodafone Group PLC, ADR	1,020,550	28,401,906
Total common stocks (cost—$1,055,235,031)		1,174,401,852

	Face amount
Repurchase agreement—2.40%
Repurchase agreement dated 04/30/12 with State Street Bank & Trust Co., 0.010% due 05/01/12, collateralized by $2,683,046 Federal Home Loan Mortgage Corp. obligations, 0.855% due 11/15/14, $6,266,247 US Treasury Bonds, 5.500% due 08/15/28 and $17,432,764 US Treasury Notes, 2.000% to 2.625% due 11/15/20 to 11/15/21; (value—$29,362,459); proceeds: $28,786,008 (cost—$28,786,000)	$28,786,000	28,786,000
Total investments (cost—$1,084,021,031)—100.30%		1,203,187,852
Liabilities in excess of other assets—(0.30)%		(3,540,692)
Net assets—100.00%		1,199,647,160

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$160,017,234
Gross unrealized depreciation	(40,850,413)
Net unrealized appreciation	$119,166,821

Affiliated issuer activity

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/11 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)
UBS Private Money Market Fund LLC	173,750	64,443,892	64,617,642	—	196

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,174,401,852	—	—	1,174,401,852
Repurchase agreement	—	28,786,000	—	28,786,000
Total	1,174,401,852	28,786,000	—	1,203,187,852

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	88.3
United Kingdom	4.4
Switzerland	2.8
Ireland	1.6
Bermuda	1.3
Israel	0.8
France	0.8
Total	100.0

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

Portfolio footnote

*	Non-income producing security.

For more information regarding the portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2012.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—97.65%
Aerospace & defense—2.10%
Honeywell International, Inc.	256,530	15,561,110
Precision Castparts Corp.	35,994	6,348,261
The Boeing Co.	34,181	2,625,101
		24,534,472
Air freight & logistics—3.14%
C.H. Robinson Worldwide, Inc.	35,100	2,096,874
Expeditors International of Washington, Inc.	533,806	21,352,240
FedEx Corp.	149,642	13,204,410
		36,653,524
Auto components—0.03%
Allison Transmission Holdings, Inc.*,1	14,300	298,870

Automobiles—0.52%
Harley-Davidson, Inc.	57,870	3,028,337
Tesla Motors, Inc.*,1	91,839	3,042,626
		6,070,963
Beverages—3.40%
Anheuser-Busch InBev N.V., ADR[1]	152,696	11,088,784
PepsiCo, Inc.	201,561	13,303,026
The Coca-Cola Co.	201,557	15,382,830
		39,774,640
Biotechnology—1.01%
Biogen Idec, Inc.*	65,092	8,722,979
Gilead Sciences, Inc.*	60,095	3,125,541
		11,848,520
Capital markets—0.05%
BlackRock, Inc.	2,755	527,803

Chemicals—1.79%
Monsanto Co.	144,470	11,005,725
Syngenta AG, ADR[1]	141,000	9,874,230
		20,879,955
Commercial banks—1.50%
US Bancorp	210,473	6,770,917
Wells Fargo & Co.	320,540	10,715,652
		17,486,569
Communications equipment—5.30%
Acme Packet, Inc.*,1	113,615	3,189,173
F5 Networks, Inc.*	8,557	1,146,039
Juniper Networks, Inc.*	144,514	3,096,935
Polycom, Inc.*	288,800	3,832,376

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Communications equipment—(concluded)
QUALCOMM, Inc.	794,610	50,727,903
		61,992,426
Computers & peripherals—10.10%
Apple, Inc.*	165,998	96,982,672
EMC Corp.*	227,683	6,422,937
NetApp, Inc.*	378,221	14,686,321
		118,091,930
Consumer finance—0.58%
American Express Co.	113,120	6,810,955

Diversified consumer services—0.54%
Apollo Group, Inc., Class A*	178,200	6,276,204

Diversified financial services—1.91%
CME Group, Inc.	37,500	9,968,250
IntercontinentalExchange, Inc.*	93,200	12,399,328
		22,367,578
Electrical equipment—0.23%
AMETEK, Inc.	53,032	2,669,101

Energy equipment & services—1.58%
Cameron International Corp.*	42,130	2,159,162
Diamond Offshore Drilling, Inc.[1]	1,690	115,850
Ensco PLC, ADR	51,912	2,836,991
Halliburton Co.	173,771	5,946,444
National-Oilwell Varco, Inc.	49,165	3,724,740
Schlumberger Ltd.	50,402	3,736,804
		18,519,991
Food & staples retailing—0.55%
Walgreen Co.	183,500	6,433,510

Food products—1.52%
Green Mountain Coffee Roasters, Inc.*,1	156,116	7,610,655
Mead Johnson Nutrition Co.	118,196	10,112,850
		17,723,505
Health care equipment & supplies—0.77%
Covidien PLC	40,082	2,213,729
Edwards Lifesciences Corp.*	49,800	4,131,906
Hologic, Inc.*	138,080	2,640,089
		8,985,724
Health care providers & services—0.88%
Express Scripts Holding Co.*	130,353	7,272,394

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
UnitedHealth Group, Inc.	53,391	2,997,905
		10,270,299
Hotels, restaurants & leisure—3.69%
Chipotle Mexican Grill, Inc.*	13,021	5,392,647
Ctrip.com International Ltd., ADR*,1	178,100	3,859,427
Dunkin’ Brands Group, Inc.	77,990	2,524,536
Las Vegas Sands Corp.	16,309	904,987
McDonald’s Corp.	65,716	6,404,024
MGM Resorts International*	92,530	1,241,753
Starbucks Corp.	218,902	12,560,597
Wynn Resorts Ltd.	60,820	8,113,388
Yum! Brands, Inc.	28,480	2,071,350
		43,072,709
Household durables—0.32%
D.R. Horton, Inc.	102,500	1,675,875
Lennar Corp., Class A1	29,670	823,046
Tempur-Pedic International, Inc.*	20,260	1,192,098
		3,691,019
Household products—2.09%
Colgate-Palmolive Co.	131,318	12,992,603
The Procter & Gamble Co.[1]	180,179	11,466,592
		24,459,195
Insurance—2.76%
Berkshire Hathaway, Inc., Class B*	256,527	20,637,597
The Progressive Corp.	548,200	11,676,660
		32,314,257
Internet & catalog retail—3.24%
Amazon.com, Inc.*	19,083	4,425,348
priceline.com, Inc.*	43,893	33,394,672
		37,820,020
Internet software & services—4.67%
Baidu, Inc., ADR*	67,385	8,941,989
eBay, Inc.*	247,574	10,162,913
Google, Inc., Class A*	32,231	19,507,168
VeriSign, Inc.	388,528	15,972,386
		54,584,456
IT services—6.38%
Accenture PLC, Class A	103,825	6,743,434
Alliance Data Systems Corp.*	22,233	2,856,718
Cognizant Technology Solutions Corp., Class A*	31,721	2,325,784
MasterCard, Inc., Class A	50,000	22,613,500

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
Teradata Corp.*	139,600	9,741,288
Visa, Inc., Class A	246,100	30,265,378
		74,546,102
Life sciences tools & services—0.30%
Agilent Technologies, Inc.	82,794	3,492,251

Machinery—2.09%
Caterpillar, Inc.	73,146	7,517,215
Cummins, Inc.	99,475	11,522,189
Eaton Corp.	43,606	2,100,937
Illinois Tool Works, Inc.	20,225	1,160,511
Joy Global, Inc.	30,855	2,183,608
		24,484,460
Media—2.00%
News Corp., Class A	208,283	4,082,347
Sirius XM Radio, Inc.*,1	1,231,014	2,782,091
The Walt Disney Co.	382,554	16,491,903
		23,356,341
Metals & mining—0.09%
Walter Energy, Inc.	15,168	1,005,790

Multiline retail—1.99%
Dollar General Corp.*	222,386	10,554,440
Target Corp.	219,882	12,739,963
		23,294,403
Oil, gas & consumable fuels—7.42%
Anadarko Petroleum Corp.	44,499	3,257,772
Cobalt International Energy, Inc.*	70,240	1,879,622
El Paso Corp.	276,000	8,188,920
EOG Resources, Inc.	182,680	20,060,091
Exxon Mobil Corp.	189,345	16,348,047
Kinder Morgan Inc.[1]	382,347	13,726,257
Occidental Petroleum Corp.	255,034	23,264,202
		86,724,911
Pharmaceuticals—4.13%
Allergan, Inc.	257,190	24,690,240
Bristol-Myers Squibb Co.	145,422	4,852,732
Novo Nordisk A/S, ADR	81,250	11,945,375

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—(concluded)
Perrigo Co.	64,650	6,781,785
		48,270,132
Professional services—0.16%
IHS, Inc., Class A*	18,600	1,879,902

Real estate investment trusts—1.54%
American Tower Corp.	274,852	18,024,794

Road & rail—0.84%
J.B. Hunt Transport Services, Inc.	38,487	2,129,485
Union Pacific Corp.	68,604	7,713,834
		9,843,319
Semiconductors & semiconductor equipment—0.93%
Altera Corp.	205,774	7,319,381
Broadcom Corp., Class A*	97,657	3,574,246
		10,893,627
Software—8.23%
Adobe Systems, Inc.*	367,300	12,326,588
BMC Software, Inc.*	136,024	5,612,350
Citrix Systems, Inc.*	48,424	4,145,579
Intuit, Inc.	230,700	13,373,679
Microsoft Corp.	610,783	19,557,272
Oracle Corp.	1,011,555	29,729,601
Rovi Corp.*	38,042	1,088,001
Salesforce.com, Inc.*	7,925	1,234,160
Splunk, Inc.*	17,000	577,150
TIBCO Software, Inc.*	58,882	1,937,218
VMware, Inc., Class A*	59,560	6,654,043
		96,235,641
Specialty retail—3.33%
Abercrombie & Fitch Co., Class A	65,861	3,304,246
AutoZone, Inc.*	3,620	1,434,099
Lowe’s Cos., Inc.	128,520	4,044,525
Staples, Inc.	514,000	7,915,600
The Home Depot, Inc.	322,962	16,726,202
The TJX Cos., Inc.	131,782	5,496,627
		38,921,299
Textiles, apparel & luxury goods—2.43%
Coach, Inc.	29,278	2,141,978
Fossil, Inc.*	24,611	3,215,919
Michael Kors Holdings Ltd.*	8,120	370,840
Nike, Inc., Class B	187,641	20,991,399
PVH Corp.	11,400	1,012,320

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Textiles, apparel & luxury goods—(concluded)
Ralph Lauren Corp.	3,665	631,370
		28,363,826
Wireless telecommunication services—1.52%
Crown Castle International Corp.*	313,200	17,730,252
Total common stocks (cost—$898,778,013)		1,141,225,245

	Face amount
Repurchase agreement—2.40%
Repurchase agreement dated 04/30/12 with State Street Bank & Trust Co., 0.010% due 05/01/12, collateralized by $2,619,013 Federal Home Loan Mortgage Corp. obligations, 0.855% due 11/15/14, $6,116,698 US Treasury Bonds, 5.500% due 08/15/28 and $17,016,718 US Treasury Notes, 2.000% to 2.625% due 11/15/20 to 11/15/21; (value—$28,661,701); proceeds: $28,099,008 (cost—$28,099,000)	28,099,000	28,099,000

	Number of shares
Investment of cash collateral from securities loaned—4.51%
Money market fund—4.51%
UBS Private Money Market Fund LLC[2] (cost—$52,711,757)	52,711,757	52,711,757
Total investments (cost—$979,588,770)[3]—104.56%		1,222,036,002
Liabilities in excess of other assets—(4.56)%		(53,286,695)
Net assets—100.00%		1,168,749,307

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$259,402,311
Gross unrealized depreciation	(16,955,079)
Net unrealized appreciation	$242,447,232

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,141,225,245	—	—	1,141,225,245
Repurchase agreement	—	28,099,000	—	28,099,000
Investment of cash collateral from securities loaned	—	52,711,757	—	52,711,757
Total	1,141,225,245	80,810,757	—	1,222,036,002

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	95.1
Cayman Islands	1.0
Denmark	1.0
Belgium	0.9
Switzerland	0.8
Ireland	0.7
Curacao	0.3
United Kingdom	0.2
British Virgin Islands[4]	0.0
Total	100.0

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2012.
2

The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended April 30, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/11 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)
UBS Private Money Market Fund LLC	17,797,200	169,429,566	134,515,009	52,711,757	3,253

3	Includes $51,292,716 of investments in securities on loan, at market value plus accrued interest and dividends, if any.
4	Amount is less than 0.05%.

For more information regarding the portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2012.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—95.64%
Aerospace & defense—0.34%
Triumph Group, Inc.	22,550	1,416,591

Air freight & logistics—0.25%
Forward Air Corp.	30,500	1,030,290

Auto components—0.67%
Cooper Tire & Rubber Co.	91,815	1,372,634
Dana Holding Corp.	97,150	1,420,333
		2,792,967
Automobiles—0.83%
Harley-Davidson, Inc.	15,275	799,341
Thor Industries, Inc.	77,500	2,621,825
		3,421,166
Beverages—0.30%
Dr. Pepper Snapple Group, Inc.	30,105	1,221,661

Capital markets—5.98%
Ares Capital Corp.	86,300	1,384,252
Cohen & Steers, Inc.	51,200	1,804,288
E*TRADE Financial Corp.*	334,000	3,550,420
Eaton Vance Corp.	107,000	2,814,100
Federated Investors, Inc.	56,900	1,256,352
Invesco Ltd.	122,275	3,037,311
Janus Capital Group, Inc.	185,000	1,402,300
Knight Capital Group, Inc., Class A*	83,435	1,096,336
Raymond James Financial, Inc.	138,615	5,076,081
Stifel Financial Corp.*	90,770	3,305,844
		24,727,284
Chemicals—1.54%
Ashland, Inc.	37,200	2,450,364
Cytec Industries, Inc.	44,850	2,851,114
The Valspar Corp.	20,525	1,049,854
		6,351,332
Commercial banks—9.66%
Associated Banc-Corp	234,500	3,125,885
Cathay General Bancorp	263,615	4,539,450
Comerica, Inc.	129,300	4,140,186
CVB Financial Corp.[1]	240,500	2,782,585
East West Bancorp, Inc.	32,855	748,108
Fifth Third Bancorp	191,915	2,730,951
First Horizon National Corp.	140,034	1,285,512
Glacier Bancorp, Inc.	188,000	2,801,200
Hancock Holding Co.	80,700	2,596,926
IBERIABANK Corp.	21,780	1,112,305

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial banks—(concluded)
KeyCorp	435,900	3,504,636
Prosperity Bancshares, Inc.	50,700	2,365,155
Regions Financial Corp.	355,900	2,398,766
Wintrust Financial Corp.	48,410	1,749,053
Zions Bancorporation	200,000	4,078,000
		39,958,718
Commercial services & supplies—3.95%
Avery Dennison Corp.	74,725	2,389,705
Cintas Corp.	42,599	1,668,603
HNI Corp.	38,775	935,253
KAR Auction Services, Inc.*	269,200	4,953,280
Progressive Waste Solutions Ltd.	45,475	984,989
Republic Services, Inc.	16,295	445,994
Schawk, Inc.	121,000	1,629,870
Sykes Enterprises, Inc.*	75,140	1,190,969
United Stationers, Inc.	76,000	2,155,360
		16,354,023
Communications equipment—1.23%
ADTRAN, Inc.	38,300	1,168,916
Arris Group, Inc.*	185,185	2,394,442
Plantronics, Inc.	39,500	1,513,640
		5,076,998
Computers & peripherals—2.44%
Avid Technology, Inc.*	317,500	2,759,075
Diebold, Inc.	59,575	2,350,234
Electronics for Imaging, Inc.*	198,700	3,546,795
Seagate Technology PLC	47,250	1,453,410
		10,109,514
Construction & engineering—2.06%
Dycom Industries, Inc.*	31,215	730,119
EMCOR Group, Inc.	78,500	2,301,620
KBR, Inc.	84,825	2,872,174
Pike Electric Corp.*	268,200	2,204,604
Tutor Perini Corp.*	28,190	428,770
		8,537,287
Construction materials—0.48%
Texas Industries, Inc.[1]	58,500	1,966,185

Consumer finance—1.21%
First Cash Financial Services, Inc.*	45,900	1,880,064

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Consumer finance—(concluded)
SLM Corp.	211,000	3,129,130
		5,009,194
Containers & packaging—2.18%
AptarGroup, Inc.	22,600	1,231,926
Ball Corp.	34,460	1,439,050
Boise, Inc.	120,500	920,620
Greif, Inc., Class A	20,515	1,100,425
Owens-Illinois, Inc.*	39,300	913,725
Rock-Tenn Co., Class A	38,295	2,386,927
Silgan Holdings, Inc.	23,200	1,017,784
		9,010,457
Diversified consumer services—1.06%
Coinstar, Inc.*,1	31,670	1,988,559
Hillenbrand, Inc.	84,500	1,769,430
School Specialty, Inc.*,1	195,000	637,650
		4,395,639
Diversified telecommunication services—0.89%
General Communication, Inc., Class A*	141,500	1,075,400
Premiere Global Services, Inc.*	122,650	1,097,718
tw telecom, Inc.*	69,075	1,504,453
		3,677,571
Electric utilities—1.12%
Cleco Corp.	28,325	1,155,660
PNM Resources, Inc.	56,550	1,060,878
Westar Energy, Inc.	84,500	2,424,305
		4,640,843
Electronic equipment, instruments & components—2.46%
FEI Co.*	16,325	819,025
Jabil Circuit, Inc.	267,940	6,283,193
Plexus Corp.*	17,704	573,079
SYNNEX Corp.*	47,805	1,820,892
Vishay Intertechnology, Inc.*	58,880	660,634
		10,156,823
Energy equipment & services—2.86%
CARBO Ceramics, Inc.	8,600	723,174
Dresser-Rand Group, Inc.*	28,100	1,367,908
Dril-Quip, Inc.*	21,000	1,415,190
Oceaneering International, Inc.	22,500	1,161,675
Oil States International, Inc.*	14,200	1,130,036
Superior Energy Services, Inc.*	78,150	2,103,798
TETRA Technologies, Inc.*	148,500	1,293,435

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Energy equipment & services—(concluded)
Tidewater, Inc.	48,090	2,646,393
		11,841,609
Food products—2.23%
Brooklyn Cheesecake & Deserts Co., Inc.*,2	4,955	50
Darling International, Inc.*	45,475	744,880
Hain Celestial Group, Inc.*	20,350	962,555
J&J Snack Foods Corp.	30,500	1,709,830
Post Holdings, Inc.*	16,400	487,900
Ralcorp Holdings, Inc.*	30,500	2,220,705
Smithfield Foods, Inc.*	53,625	1,123,980
The Fresh Del Monte Produce, Inc.	85,770	1,987,291
		9,237,191
Gas utilities—0.40%
Questar Corp.	83,000	1,639,250

Health care equipment & supplies—1.75%
DENTSPLY International, Inc.	34,300	1,408,358
Sirona Dental Systems, Inc.*	47,700	2,409,327
STERIS Corp.	109,000	3,423,690
		7,241,375
Health care providers & services—1.10%
AMN Healthcare Services, Inc.*	347,400	2,331,054
Health Net, Inc.*	62,650	2,230,967
		4,562,021
Health care technology—0.20%
Computer Programs & Systems, Inc.	13,800	822,342

Hotels, restaurants & leisure—2.03%
Ameristar Casinos, Inc.	63,800	1,147,124
Brinker International, Inc.	51,850	1,631,719
P.F. Chang’s China Bistro, Inc.[1]	82,500	3,274,425
Six Flags Entertainment Corp.	26,000	1,245,660
Wyndham Worldwide Corp.	21,600	1,087,344
		8,386,272
Household durables—1.04%
American Greetings Corp., Class A1	52,030	832,480
Ethan Allen Interiors, Inc.	94,750	2,198,200

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Household durables—(concluded)
Newell Rubbermaid, Inc.	70,920	1,290,744
		4,321,424
Household products—0.31%
WD-40 Co.	28,100	1,266,748

Insurance—4.20%
Arch Capital Group Ltd.*	32,925	1,293,294
Brown & Brown, Inc.	76,535	2,064,149
HCC Insurance Holdings, Inc.	53,360	1,705,385
Horace Mann Educators Corp.	141,000	2,474,550
Lincoln National Corp.	145,200	3,596,604
RLI Corp.	14,500	998,760
StanCorp Financial Group, Inc.	67,600	2,594,488
Unum Group	48,990	1,163,023
Validus Holdings Ltd.	45,600	1,482,000
		17,372,253
Internet software & services—2.29%
DealerTrack Holdings, Inc.*	53,000	1,580,990
Monster Worldwide, Inc.*	63,860	551,112
ValueClick, Inc.*	242,570	5,137,632
WebMD Health Corp.*,1	97,000	2,206,750
		9,476,484
IT services—0.89%
Global Payments, Inc.	22,265	1,033,764
Jack Henry & Associates, Inc.	38,600	1,310,856
TeleTech Holdings, Inc.*	87,985	1,332,973
		3,677,593
Life sciences tools & services—3.15%
Bio-Rad Laboratories, Inc., Class A*	22,200	2,397,378
Charles River Laboratories International, Inc.*	146,300	5,198,039
Covance, Inc.*	52,000	2,431,520
PerkinElmer, Inc.	81,700	2,254,920
Waters Corp.*	8,900	748,579
		13,030,436
Machinery—6.48%
AGCO Corp.*	17,150	798,675
Barnes Group, Inc.	42,025	1,109,460
Blount International, Inc.*	53,840	870,593
Graco, Inc.	23,800	1,268,778
IDEX Corp.	80,000	3,464,800
Kennametal, Inc.	24,485	1,034,002
Lincoln Electric Holdings, Inc.	34,400	1,685,944
Meritor, Inc.*	112,470	732,180

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
RBC Bearings, Inc.*	23,300	1,092,304
Snap-on, Inc.	17,675	1,105,394
Timken Co.	72,000	4,068,720
Trimas Corp.*	46,035	1,013,230
Trinity Industries, Inc.	142,675	4,223,180
Wabtec Corp.	34,200	2,660,076
Watts Water Technologies, Inc., Class A	45,000	1,656,900
		26,784,236
Media—1.35%
John Wiley & Sons, Inc., Class A	42,100	1,902,499
Scripps Networks Interactive, Class A	15,375	772,133
The Interpublic Group of Cos., Inc.	113,250	1,337,482
Valassis Communications, Inc.*,1	79,550	1,591,000
		5,603,114
Metals & mining—0.40%
Noranda Aluminum Holding Corp.	156,125	1,658,048

Multi-utilities—1.67%
CMS Energy Corp.	140,300	3,225,497
NiSource, Inc.	149,425	3,683,326
		6,908,823
Multiline retail—0.13%
Saks, Inc.*,1	50,000	548,000

Oil, gas & consumable fuels—1.52%
Energen Corp.	59,175	3,099,586
EQT Corp.	19,700	981,454
HollyFrontier Corp.	71,750	2,211,335
		6,292,375
Paper & forest products—0.55%
MeadWestvaco Corp.	71,300	2,268,766

Personal products—0.28%
Herbalife Ltd.	16,450	1,156,764

Professional services—1.91%
Insperity, Inc.	5,600	152,712
Kelly Services, Inc., Class A	99,445	1,391,236
Korn/Ferry International*	131,000	2,115,650
Resources Connection, Inc.	216,000	2,803,680
Towers Watson & Co., Class A	22,025	1,440,435
		7,903,713
Real estate investment trusts—3.76%
American Capital Agency Corp.	36,225	1,131,669

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Real estate investment trusts—(concluded)
BioMed Realty Trust, Inc.	161,900	3,208,858
Brandywine Realty Trust	214,375	2,542,487
CBL & Associates Properties, Inc.	131,750	2,454,503
DuPont Fabros Technology, Inc.	45,475	1,234,646
Entertainment Properties Trust	31,900	1,530,881
Home Properties, Inc.	39,450	2,408,423
Realty, Inc.	27,000	1,062,180
		15,573,647
Real estate management & development—0.80%
Jones Lang LaSalle, Inc.	41,500	3,317,510

Road & rail—2.48%
Con-way, Inc.	55,320	1,797,900
Hertz Global Holdings, Inc.*	149,650	2,306,106
Landstar System, Inc.	87,100	4,665,947
Ryder System, Inc.	30,350	1,478,652
		10,248,605
Semiconductors & semiconductor equipment—2.53%
ATMI, Inc.*	47,000	987,470
Brooks Automation, Inc.	84,150	989,604
Cirrus Logic, Inc.*	30,150	825,507
Lam Research Corp.*	25,675	1,069,364
Microchip Technology, Inc.	35,000	1,236,900
NVIDIA Corp.*	136,520	1,774,760
ON Semiconductor Corp.*	258,190	2,132,649
Skyworks Solutions, Inc.*	52,850	1,434,349
		10,450,603
Software—0.99%
Cadence Design Systems, Inc.*	230,800	2,693,436
FactSet Research Systems, Inc.	13,200	1,384,152
		4,077,588
Specialty retail—6.80%
Aaron’s, Inc.	42,115	1,144,265
Advance Auto Parts	23,890	2,193,102
Aeropostale, Inc.*	175,500	3,892,590
Ascena Retail Group, Inc.*	124,000	2,539,520
Chico’s FAS, Inc.	59,380	912,077
Express, Inc.*	79,275	1,872,475
Foot Locker, Inc.	103,250	3,158,417
GNC Holdings, Inc., Class A	54,525	2,129,746
Group 1 Automotive, Inc.	32,000	1,852,160
Jos. A. Bank Clothiers, Inc.*	43,000	2,044,650
OfficeMax, Inc.*	567,600	2,639,340
Pier 1 Imports, Inc.	88,925	1,527,732

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
Ross Stores, Inc.	23,900	1,472,001
Signet Jewelers Ltd.	15,050	733,989
		28,112,064
Textiles, apparel & luxury goods—1.57%
Carter’s, Inc.*	33,500	1,819,050
PVH Corp.	13,200	1,172,160
The Jones Group Inc.	312,000	3,500,640
		6,491,850
Trading companies & distributors—0.92%
Applied Industrial Technologies, Inc.	37,466	1,472,414
MSC Industrial Direct Co, Inc.	17,400	1,282,554
United Rentals, Inc.*,1	22,600	1,054,968
		3,809,936
Water utilities—0.40%
American Water Works Co., Inc.	48,850	1,672,624
Total common stocks (cost—$352,743,135)		395,607,807

	Face amount
Repurchase agreement—4.43%
Repurchase agreement dated 04/30/12 with State Street Bank & Trust Co., 0.010% due 05/01/12, collateralized by $1,706,241 Federal Home Loan Mortgage Corp. obligations, 0.855% due 11/15/14, $3,984,921 US Treasury Bond obligations, 5.500% due 8/15/28 and $11,086,090 US Treasury Notes, 2.000% to 2.625% due 11/15/20 to 11/15/21; (value—$18,672,590); proceeds: $18,306,005 (cost—$18,306,000)	18,306,000	18,306,000

	Number of shares
Investment of cash collateral from securities loaned—3.11%
Money market fund—3.11%
UBS Private Money Market Fund LLC[3] (cost—$12,848,638)	12,848,638	12,848,638
Total investments (cost—$383,897,773)—103.18%		426,762,445
Liabilities in excess of other assets—(3.18)%		(13,141,164)
Net assets—100.00%		413,621,281

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$61,264,772
Gross unrealized depreciation	(18,400,100)
Net unrealized appreciation	$42,864,672

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as April 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	395,607,757	50	—	395,607,807
Repurchase agreement	—	18,306,000	—	18,306,000
Investment of cash collateral from securities loaned	—	12,848,638	—	12,848,638
Total	395,607,757	31,154,688	—	426,762,445

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	97.3
Bermuda	1.5
Cayman Islands	0.7
Ireland	0.3
Canada	0.2
Total	100.0

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2012.
2	Illiquid security representing less than 0.005% of net assets as of April 30, 2012.
3

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/11 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)
UBS Private Money Market Fund LLC	15,163,573	104,380,100	106,695,035	12,848,638	1,873

For more information regarding the portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2012.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—95.93%
Aerospace & defense—1.96%
BE Aerospace, Inc.*	68,766	3,234,065
TransDigm Group, Inc.*	20,206	2,548,381
Triumph Group, Inc.	50,050	3,144,141
		8,926,587
Air freight & logistics—0.86%
Forward Air Corp.	38,685	1,306,779
Hub Group, Inc., Class A*	74,850	2,619,750
		3,926,529
Airlines—0.40%
Alaska Air Group, Inc.*	33,542	1,133,720
Spirit Airlines, Inc.*	29,498	708,542
		1,842,262
Auto components—0.89%
Dana Holding Corp.	82,845	1,211,194
Gentex Corp.	94,232	2,070,277
Tenneco, Inc.*	25,262	778,827
		4,060,298
Biotechnology—2.83%
Amarin Corp. PLC*,1	119,190	1,455,310
Ardea Biosciences, Inc.*	91,060	2,901,171
Ariad Pharmaceuticals, Inc.*	68,580	1,117,854
Cepheid, Inc.*	103,112	3,960,532
Medivation, Inc.*	20,545	1,661,680
Onyx Pharmaceuticals, Inc.*	39,815	1,811,981
		12,908,528
Capital markets—2.56%
Affiliated Managers Group, Inc.*	48,049	5,459,327
Financial Engines, Inc.*	67,285	1,536,789
HFF, Inc., Class A*	74,535	1,217,902
Knight Capital Group, Inc., Class A*	142,665	1,874,618
Lazard Ltd., Class A	57,915	1,593,242
		11,681,878
Chemicals—3.49%
Airgas, Inc.	25,687	2,353,957
Albemarle Corp.	28,423	1,856,022
Ashland, Inc.	28,595	1,883,552
FMC Corp.	33,526	3,702,947
Intrepid Potash, Inc.*	109,660	2,725,051
Koppers Holdings, Inc.	33,180	1,290,038

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
Kraton Performance Polymers, Inc.*	81,645	2,122,770
		15,934,337
Commercial banks—1.01%
Hancock Holding Co.	63,145	2,032,006
Signature Bank*	39,198	2,574,917
		4,606,923
Commercial services & supplies—4.58%
Clean Harbors, Inc.*	68,864	4,699,279
Innerworkings, Inc.*,1	154,405	1,777,202
Mobile Mini, Inc.*	48,690	918,294
Portfolio Recovery Associates, Inc.*	52,816	3,634,797
Ritchie Brothers Auctioneers, Inc.[1]	120,178	2,539,361
Rollins, Inc.	199,925	4,248,406
Waste Connections, Inc.	95,470	3,076,998
		20,894,337
Communications equipment—1.79%
Acme Packet, Inc.*,1	83,990	2,357,599
Aruba Networks, Inc.*	54,425	1,149,456
Digi International, Inc.*	158,445	1,470,370
NETGEAR, Inc.*	35,748	1,376,298
Riverbed Technology, Inc.*	91,625	1,807,761
		8,161,484
Computers & peripherals—1.06%
3D Systems Corp.*,1	38,997	1,150,022
NCR Corp.*	71,274	1,674,939
Stratasys, Inc.*	39,115	2,003,079
		4,828,040
Construction & engineering—0.51%
Foster Wheeler AG*	100,765	2,317,595

Construction materials—0.23%
Eagle Materials, Inc.	29,172	1,027,438

Consumer finance—0.75%
DFC Global Corp.*	47,077	822,906

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Consumer finance—(concluded)
First Cash Financial Services, Inc.*	63,405	2,597,069
		3,419,975
Containers & packaging—0.35%
Rock-Tenn Co., Class A	25,935	1,616,529

Distributors—0.82%
LKQ Corp.*	111,815	3,740,212

Diversified consumer services—1.12%
Capella Education Co.*	19,904	651,060
Coinstar, Inc.*,1	41,620	2,613,320
Grand Canyon Education, Inc.*	106,999	1,860,712
		5,125,092
Diversified financial services—0.29%
MarketAxess Holdings, Inc.	38,072	1,306,250

Electrical equipment—1.91%
AMETEK, Inc.	109,868	5,529,656
Polypore International, Inc.*,1	41,980	1,567,953
Roper Industries, Inc.	15,869	1,617,051
		8,714,660
Electronic equipment, instruments & components—3.04%
Coherent, Inc.*	58,735	3,089,461
FARO Technologies, Inc.*	37,575	2,103,449
IPG Photonics Corp.*	24,867	1,203,563
Maxwell Technologies, Inc.*,1	86,340	821,093
National Instruments Corp.	135,300	3,680,160
OSI Systems, Inc.*	11,551	772,300
Trimble Navigation Ltd.*	40,343	2,184,170
		13,854,196
Energy equipment & services—2.39%
Core Laboratories N.V.	7,572	1,037,212
ION Geophysical Corp.*	330,755	2,060,604
Oceaneering International, Inc.	22,095	1,140,765
Oil States International, Inc.*	16,131	1,283,705
OYO Geospace Corp.*	16,079	1,852,622
Pioneer Drilling Co.*	123,024	969,429
Rowan Cos., Inc.*	73,930	2,552,803
		10,897,140
Food & staples retailing—1.23%
The Fresh Market, Inc.*,1	42,266	2,162,751

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food & staples retailing—(concluded)
United Natural Foods, Inc.*	69,938	3,447,244
		5,609,995
Food products—0.24%
The Hain Celestial Group, Inc.*	23,266	1,100,482

Health care equipment & supplies—3.55%
Abaxis, Inc.*	60,778	2,164,913
Align Technology, Inc.*	74,694	2,368,547
AngioDynamics, Inc.*	89,427	1,107,106
Cyberonics, Inc.*	28,214	1,080,596
DexCom, Inc.*	146,690	1,436,095
Insulet Corp.*	35,245	629,476
MAKO Surgical Corp.*,1	38,275	1,581,140
Neogen Corp.*	61,985	2,416,795
Sirona Dental Systems, Inc.*	29,834	1,506,915
The Cooper Cos., Inc.	21,343	1,881,812
		16,173,395
Health care providers & services—5.48%
Air Methods Corp.*	18,079	1,520,625
Bio-Reference Laboratories, Inc.*,1	95,419	2,034,333
Catalyst Health Solutions, Inc.*	51,123	4,415,493
Chemed Corp.	56,925	3,434,854
Health Management Associates, Inc., Class A*	314,715	2,265,948
HMS Holdings Corp.*	83,800	2,016,228
IPC The Hospitalist Co.*	40,470	1,554,453
Magellan Health Services, Inc.*	45,645	2,021,161
MEDNAX, Inc.*	42,140	2,959,914
MWI Veterinary Supply, Inc.*	19,590	1,849,296
Team Health Holdings, Inc.*	43,210	930,743
		25,003,048
Health care technology—1.23%
Allscripts Healthcare Solutions, Inc.*	107,225	1,188,053
athenahealth, Inc.*,1	35,388	2,563,860
SXC Health Solutions Corp.*	20,515	1,858,249
		5,610,162
Hotels, restaurants & leisure—3.65%
Arcos Dorados Holdings, Inc., Class A1	108,950	1,946,937
Bally Technologies, Inc.*	36,830	1,788,097
BJ’s Restaurants, Inc.*	7,920	342,065
Penn National Gaming, Inc.*	62,600	2,815,748
Red Robin Gourmet Burgers, Inc.*	59,075	2,106,614
Scientific Games Corp., Class A*	229,595	2,332,685
The Cheesecake Factory, Inc.*	80,020	2,520,630

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Wyndham Worldwide Corp.	55,195	2,778,516
		16,631,292
Household durables—0.48%
Ethan Allen Interiors, Inc.	43,594	1,011,381
Tempur-Pedic International, Inc.*	20,257	1,191,922
		2,203,303
Internet software & services—2.86%
Bankrate, Inc.*,1	83,495	1,955,453
Constant Contact, Inc.*,1	37,790	913,384
DealerTrack Holdings, Inc.*	71,795	2,141,645
LinkedIn Corp., Class A*	7,933	860,334
Rackspace Hosting, Inc.*	61,239	3,557,373
SciQuest, Inc.*	66,815	992,203
SPS Commerce, Inc.*	64,626	1,797,895
Zillow, Inc.*	23,572	821,956
		13,040,243
IT services—3.70%
Cass Information Systems, Inc.	40,410	1,654,789
Echo Global Logistics, Inc.*	86,921	1,480,265
ExlService Holdings, Inc.*	19,867	549,919
Forrester Research, Inc.	25,905	918,332
Gartner, Inc.*	24,177	1,058,953
Heartland Payment Systems, Inc.	73,292	2,233,207
MAXIMUS, Inc.	65,180	2,884,215
ServiceSource International, Inc.*	138,170	2,290,859
VeriFone Systems, Inc.*	55,357	2,637,207
Wright Express Corp.*	18,227	1,163,247
		16,870,993
Leisure equipment & products—0.69%
Brunswick Corp.	60,502	1,590,598
Polaris Industries, Inc.	19,746	1,568,622
		3,159,220
Life sciences tools & services—1.03%
Bruker Corp.*	97,440	1,464,523
Luminex Corp.*	26,775	670,446
MEDTOX Scientific, Inc.*	32,780	724,438
Techne Corp.	27,415	1,835,160
		4,694,567
Machinery—2.75%
Altra Holdings, Inc.*	5,006	91,510
Astec Industries, Inc.*	31,144	974,496
Kennametal, Inc.	49,885	2,106,643

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Lincoln Electric Holdings, Inc.	10,053	492,697
Rexnord Corp.*,1	91,060	2,010,605
Tennant Co.	5,734	254,016
The Manitowoc Co., Inc.	141,440	1,958,944
WABCO Holdings, Inc.*	34,005	2,143,335
Woodward, Inc.	60,520	2,517,027
		12,549,273
Marine—0.24%
Kirby Corp.*	16,457	1,092,251

Media—0.46%
Cinemark Holdings, Inc.	91,300	2,096,248

Metals & mining—1.44%
Haynes International, Inc.	27,272	1,700,955
Schnitzer Steel Industries, Inc.	48,020	1,914,557
US Silica Holdings, Inc.*,1	163,010	2,953,741
		6,569,253
Multiline retail—0.39%
Big Lots, Inc.*	48,680	1,783,635

Oil, gas & consumable fuels—3.82%
Berry Petroleum Co., Class A	46,125	2,100,994
Cabot Oil & Gas Corp.	20,669	726,309
Energy XXI (Bermuda) Ltd.*	53,841	2,028,729
Forest Oil Corp.*	169,925	2,263,401
Magnum Hunter Resources Corp.*,1	261,110	1,621,493
Oasis Petroleum, Inc.*	59,366	1,963,233
Plains Exploration & Production Co.*	59,200	2,418,320
Rosetta Resources, Inc.*	85,738	4,310,049
		17,432,528
Personal products—0.28%
Herbalife Ltd.	11,673	820,846
Nu Skin Enterprises, Inc., Class A	8,284	441,537
		1,262,383
Pharmaceuticals—0.92%
Impax Laboratories, Inc.*	32,580	802,445
Perrigo Co.	11,023	1,156,313
Questcor Pharmaceuticals, Inc.*,1	49,860	2,238,714
		4,197,472
Professional services—3.04%
Acacia Research*	131,756	5,401,996
CoStar Group, Inc.*	23,885	1,740,978

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Professional services—(concluded)
Equifax, Inc.	60,955	2,792,958
Huron Consulting Group, Inc.*	54,730	1,928,685
Mistras Group, Inc.*	28,150	660,681
Resources Connection, Inc.	102,995	1,336,875
		13,862,173
Real estate investment trusts—0.23%
Extra Space Storage, Inc.	34,997	1,062,159

Real estate management & development—0.40%
Jones Lang LaSalle, Inc.	22,705	1,815,038

Road & rail—1.00%
Hertz Global Holdings, Inc.*	156,085	2,405,270
Knight Transportation, Inc.	131,965	2,166,865
		4,572,135
Semiconductors & semiconductor equipment—4.37%
Cabot Microelectronics Corp.	47,886	1,646,321
CEVA, Inc.*	86,445	1,909,570
Linear Technology Corp.	24,557	803,259
LSI Corp.*	313,470	2,520,299
Mellanox Technologies Ltd.*,1	57,240	3,353,692
Power Integrations, Inc.	55,735	2,111,242
Semtech Corp.*	153,692	4,189,644
Teradyne, Inc.*	94,413	1,624,848
Volterra Semiconductor Corp.*	53,395	1,756,161
		19,915,036
Software—10.26%
ACI Worldwide, Inc.*	57,818	2,304,626
Ariba, Inc.*	77,260	2,951,332
BroadSoft, Inc.*,1	70,445	3,015,750
Cadence Design Systems, Inc.*	130,183	1,519,236
CommVault Systems, Inc.*	33,350	1,736,535
Concur Technologies, Inc.*	37,036	2,094,756
Ebix, Inc.[1]	85,662	1,751,788
Fortinet, Inc.*	36,800	961,216
Informatica Corp.*	57,034	2,624,705
Kenexa Corp.*	62,200	2,032,074
Manhattan Associates, Inc.*	15,175	761,026
MICROS Systems, Inc.*	35,270	2,004,394
Pegasystems, Inc.[1]	44,387	1,650,753
QLIK Technologies, Inc.*	53,312	1,535,919
Sourcefire, Inc.*	52,755	2,689,977
SS&C Technologies Holdings, Inc.*	108,820	2,586,651
Synchronoss Technologies, Inc.*	33,954	1,062,760
Tangoe, Inc.*	59,981	1,228,411

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
TIBCO Software, Inc.*	116,790	3,842,391
Ultimate Software Group, Inc.*	86,389	6,665,775
Verint Systems, Inc.*	59,055	1,785,823
		46,805,898
Specialty retail—6.39%
Abercrombie & Fitch Co., Class A	39,250	1,969,172
Asbury Automotive Group, Inc.*	76,560	2,137,555
Dick’s Sporting Goods, Inc.	44,111	2,232,017
DSW, Inc., Class A	21,857	1,229,675
Express, Inc.*	72,485	1,712,096
Foot Locker, Inc.	61,445	1,879,603
Francesca’s Holdings Corp.*	32,210	1,009,783
Genesco, Inc.*	14,083	1,056,225
GNC Holdings, Inc., Class A	93,034	3,633,908
Monro Muffler Brake, Inc.	17,977	741,731
PetSmart, Inc.	36,019	2,098,467
Pier 1 Imports, Inc.	102,890	1,767,650
Sonic Automotive, Inc., Class A	121,700	2,046,994
Tractor Supply Co.	23,166	2,279,766
Urban Outfitters, Inc.*	77,960	2,257,722
Zumiez, Inc.*	29,474	1,080,517
		29,132,881
Textiles, apparel & luxury goods—1.09%
Lululemon Athletica, Inc.*	24,355	1,805,680
Michael Kors Holdings Ltd.*	33,550	1,532,229
PVH Corp.	18,258	1,621,310
		4,959,219
Trading companies & distributors—1.87%
Beacon Roofing Supply, Inc.*	136,383	3,640,062
Kaman Corp.	40,508	1,392,665
Titan Machinery, Inc.*	29,215	1,040,931
United Rentals, Inc.*	22,796	1,064,117
WESCO International, Inc.*	21,129	1,402,754
		8,540,529
Total common stocks (cost—$349,955,397)		437,535,101

Investment companies—1.56%
iShares Russell 2000 Growth Index Fund	25,461	2,385,696

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Investment companies—(concluded)
iShares Russell Midcap Growth Index Fund	75,322	4,733,987
Total investment companies (cost—$7,147,038)		7,119,683

	Face amount
Repurchase agreement—2.59%
Repurchase agreement dated 04/30/12 with State Street Bank & Trust Co., 0.010% due 05/01/12, collateralized by $1,099,745 Federal Home Loan Mortgage Corp. obligations, 0.855% due 11/25/14, $2,568,452 US Treasury Bonds, 5.500% due 08/15/28 and $7,145,459 US Treasury Notes, 2.000% to 2.625% due 11/15/20 to 11/15/21; (value—$12,035,283); proceeds: $11,799,003 (cost—$11,799,000)	11,799,000	11,799,000

	Number of shares
Investment of cash collateral from securities loaned—7.78%
Money market fund—7.78%
UBS Private Money Market Fund LLC[2] (cost—$35,492,774)	35,492,774	35,492,774
Total investments (cost—$404,394,209)[3]—107.86%		491,946,558
Liabilities in excess of other assets—(7.86)%		(35,866,544)
Net assets—100.00%		456,080,014

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$97,496,230
Gross unrealized depreciation	(9,943,881)
Net unrealized appreciation	$87,552,349

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	437,535,101	—	—	437,535,101
Investment companies	7,119,683	—	—	7,119,683
Repurchase agreement	—	11,799,000	—	11,799,000
Investment of cash collateral from securities loaned	—	35,492,774	—	35,492,774
Total	444,654,784	47,291,774	—	491,946,558

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	96.2
Bermuda	0.7
British Virgin Islands	0.7
Israel	0.7
Canada	0.5
Switzerland	0.5
United Kingdom	0.3
Netherlands	0.2
Cayman Islands	0.2
Total	100.0

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2012.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

2

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the nine	during the nine		affiliate for the nine
	Value at	months ended	months ended	Value at	months ended
Security description	07/31/11 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)
UBS Private Money Market Fund LLC	40,533,810	106,111,406	111,152,442	35,492,774	2,891

3	Includes $34,164,898 of investments in securities on loan, at value plus accrued interest and dividends, if any.

For more information regarding the portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2012.

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2012

Common stocks
Aerospace & defense	0.97%
Air freight & logistics	0.11
Auto components	0.63
Automobiles	2.51
Beverages	1.55
Building products	0.55
Capital markets	0.53
Chemicals	3.20
Commercial banks	9.15
Commercial services & supplies	0.37
Communications equipment	0.40
Computers & peripherals	0.94
Construction & engineering	0.38
Construction materials	0.09
Containers & packaging	0.40
Distributors	0.08
Diversified consumer services	0.09
Diversified financial services	1.57
Diversified telecommunication services	3.59
Electric utilities	1.21
Electrical equipment	2.26
Electronic equipment, instruments & components	1.19
Energy equipment & services	1.11
Food & staples retailing	3.70
Food products	3.41
Gas utilities	1.09
Health care equipment & supplies	0.09
Health care providers & services	0.41
Hotels, restaurants & leisure	2.40
Household durables	1.06
Independent power producers & energy traders	0.11
Industrial conglomerates	0.70
Insurance	5.24
IT services	0.39
Machinery	1.52
Media	1.81
Metals & mining	3.20
Multi-utilities	1.56
Office electronics	1.38
Oil, gas & consumable fuels	8.90
Paper & forest products	0.46
Personal products	0.55
Pharmaceuticals	10.95
Professional services	0.57
Real estate investment trusts	0.53
Real estate management & development	1.45
Road & rail	0.65
Semiconductors & semiconductor equipment	2.11
Software	0.84
Specialty retail	1.00
Textiles, apparel & luxury goods	1.47
Tobacco	2.02
Trading companies & distributors	1.40
Transportation infrastructure	0.42
Wireless telecommunication services	2.63
Total common stocks	96.90
Preferred stocks
Aerospace & defense	0.00 [1]
Automobiles	0.47
Household products	0.96
Total preferred stocks	1.43
Rights
Commercial banks	0.02
Repurchase agreement	1.35
Investments of cash collateral from securities loaned	4.14
Liabilities in excess of other assets	(3.84)
Net assets	100.00%

1  Weighting represents less than 0.005% of the Portfolio’s net assets as of April 30, 2012.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—96.90%
Australia—4.60%
Amcor Ltd.	414,499	3,247,792
AMP Ltd.	872,420	3,881,507
Australia & New Zealand Banking Group Ltd.	193,306	4,815,837
BHP Billiton Ltd.	55,912	2,071,054
Commonwealth Bank of Australia	15,510	839,869
Dexus Property Group	590,026	574,817
Incitec Pivot Ltd.	646,900	2,204,102
Macquarie Group Ltd.	29,264	890,660
National Australia Bank Ltd.	36,950	971,356
Newcrest Mining Ltd.	84,956	2,328,073
Origin Energy Ltd.	65,043	898,651
QBE Insurance Group Ltd.[1]	328,921	4,743,234
QR National Ltd.	723,008	2,742,151
Rio Tinto Ltd.	17,103	1,182,388
Stockland	198,877	642,382
Wesfarmers Ltd.	32,499	1,025,352
Westfield Group	239,601	2,306,787
Westpac Banking Corp.[1]	71,527	1,694,011
Total Australia common stocks		37,060,023

Belgium—1.07%
Ageas STRIP VVPR*,2	151,262	200
Anheuser-Busch InBev N.V.[1]	59,269	4,271,842
Nyrstar*,1	54,019	442,616
Solvay SA	31,865	3,877,581
Total Belgium common stocks		8,592,239

Bermuda—0.35%
Jardine Matheson Holdings Ltd.	44,000	2,184,600
Li & Fung Ltd.	298,000	637,585
Total Bermuda common stocks		2,822,185

Brazil—0.38%
Tim Participacoes SA, ADR[1]	102,905	3,079,947

Canada—0.35%
First Quantum Minerals Ltd.	136,881	2,843,345

Cayman Islands—0.49%
Belle International Holdings Ltd.	1,131,000	2,218,662
Sands China Ltd.	429,600	1,688,799
Total Cayman Islands common stocks		3,907,461

Denmark—0.90%
Carlsberg A/S, Class B	14,695	1,266,549
Chr. Hansen Holding A/S	19,700	546,112

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Denmark—(concluded)
Novo-Nordisk A/S, Class B	36,758	5,421,939
Total Denmark common stocks		7,234,600

Finland—0.55%
Outokumpu Oyj*,1	447,084	726,145
Stora Enso Oyj, R Shares	264,657	1,804,182
UPM-Kymmene Oyj[1]	148,623	1,902,401
Total Finland common stocks		4,432,728

France—8.75%
Air Liquide SA	22,910	2,946,775
Alstom SA	28,271	1,009,655
Atos Origin SA	14,901	959,694
AXA SA*	38,244	541,672
BNP Paribas	18,188	730,690
Carrefour SA	187,299	3,762,304
Cie de Saint-Gobain	105,142	4,404,240
France Telecom SA	442,790	6,057,563
GDF Suez, STRIP VVPR*,2	23,226	31
Lafarge SA	12,803	499,184
LVMH Moet Hennessy Louis Vuitton SA1	5,035	834,104
Pernod Ricard SA	9,709	1,007,710
Safran SA	75,039	2,781,216
Sanofi SA	174,168	13,293,296
Schneider Electric SA*	134,111	8,238,832
Societe Generale SA	82,623	1,953,314
Sodexo	44,991	3,582,805
Suez Environnement Co.	156,523	2,207,605
Technip SA	34,072	3,852,988
Total SA	140,681	6,716,937
Vallourec SA	33,270	2,000,715
Vinci SA	66,014	3,058,396
Total France common stocks		70,439,726

Germany—6.33%
Adidas AG	41,419	3,454,060
Allianz SE	29,548	3,292,507
BASF SE1	56,502	4,651,297
Bayer AG1	83,399	5,874,133
Bayerische Motoren Werke (BMW) AG	35,036	3,330,344
Brenntag AG	7,130	888,114
Continental AG1	8,045	779,732
Daimler AG	64,058	3,541,404
Deutsche Boerse AG	45,262	2,841,689
Deutsche Telekom AG	463,370	5,224,013
Duerr AG	7,000	442,262

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
E.ON AG1	180,576	4,090,973
Fresenius Medical Care AG & Co. KGaA	39,351	2,793,529
Hamburger Hafen und Logistik AG (HHLA)[1]	19,707	653,458
HeidelbergCement AG1	3,408	187,371
Kabel Deutschland Holding AG*	20,106	1,266,842
RWE AG	149,247	6,415,706
SAP AG	14,641	970,759
Siemens AG	2,412	223,398
Total Germany common stocks		50,921,591

Hong Kong—2.40%
AIA Group Ltd.	1,046,000	3,720,957
China Merchants Holdings International Co. Ltd.	852,000	2,756,304
China Overseas Land & Investment Ltd.	1,038,000	2,250,283
CNOOC Ltd.	803,000	1,711,847
Hang Seng Bank Ltd.	30,300	416,307
Hutchison Whampoa Ltd.	336,000	3,232,831
Power Assets Holdings Ltd.	97,000	725,126
SJM Holdings Ltd.	1,378,700	3,027,981
Sun Hung Kai Properties Ltd.	63,000	760,029
The Link REIT	176,000	732,705
Total Hong Kong common stocks		19,334,370

India—0.21%
Infosys Ltd., ADR[1]	36,400	1,723,540

Indonesia—0.26%
PT Perusahaan Gas Negara	5,825,000	2,123,252

Ireland—0.32%
Paddy Power PLC	7,608	496,486
Willis Group Holdings PLC	57,700	2,103,742
Total Ireland common stocks		2,600,228

Israel—1.31%
Check Point Software Technologies Ltd.*	48,100	2,796,053
Teva Pharmaceutical Industries Ltd., ADR	169,122	7,735,640
Total Israel common stocks		10,531,693

Italy—1.60%
ENI SpA	303,768	6,743,180
Intesa Sanpaolo SpA EURO 52	1,419,257	2,147,321
Snam Rete Gas SpA	739,338	3,517,311
Telecom Italia SpA*	171,930	195,381

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Italy—(concluded)
UniCredit SpA	57,798	229,981
Total Italy common stocks		12,833,174

Japan—19.98%
Amada Co. Ltd.	56,000	382,966
Asahi Group Holdings Ltd.	30,700	693,288
Astellas Pharma, Inc.	214,600	8,722,157
Benesse Corp.	14,200	704,309
Bridgestone Corp.	81,200	1,937,450
Canon, Inc.	241,400	11,096,418
Daito Trust Construction Co. Ltd.	7,900	713,414
Daiwa House Industry Co. Ltd.	56,000	725,251
Denso Corp.	73,000	2,385,483
East Japan Railway Co.	40,400	2,519,940
Electric Power Development Co. Ltd.[1]	30,500	846,543
FANUC Corp.	15,500	2,638,339
FUJIFILM Holdings Corp.[1]	20,000	427,605
Fujitsu Ltd.	503,900	2,461,435
Hisamitsu Pharmaceutical Co., Inc.	11,400	508,317
Hitachi Ltd.	611,000	3,918,237
Hokuhoku Financial Group, Inc.	182,000	319,138
Honda Motor Co. Ltd.	115,100	4,174,970
Hoya Corp.	86,300	1,988,878
Inpex Corp.	397	2,635,396
Japan Tobacco, Inc.	899	4,993,819
JSR Corp.	35,000	695,266
JX Holdings, Inc.	391,300	2,220,177
Kao Corp.	165,700	4,455,886
KDDI Corp.	303	1,992,422
Lawson, Inc.	44,900	2,974,962
Marubeni Corp.	286,000	1,998,848
Minebea Co. Ltd.	95,000	434,306
Mitsubishi Electric Corp.	443,900	3,930,828
Mitsubishi Estate Co. Ltd.	164,000	2,925,050
Mitsubishi Gas Chemical Co., Inc.	95,000	625,877
Mitsubishi Heavy Industries Ltd.	433,000	1,974,098
Mitsubishi UFJ Financial Group, Inc. (MUFG)	1,478,800	7,168,031
Mitsui & Co. Ltd.	351,900	5,527,087
Mitsui Fudosan Co. Ltd.	193,700	3,583,353
Nintendo Co. Ltd.	14,600	1,993,236
Nippon Telegraph & Telephone Corp. (NTT)	14,000	635,646
Nissan Motor Co. Ltd.	402,700	4,216,648
Nitori Holdings Co. Ltd.	13,150	1,210,577
Nitto Denko Corp.	12,400	514,078
NTT DoCoMo, Inc.	1,873	3,195,173
ORIX Corp.[1]	26,800	2,577,956

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Osaka Gas Co. Ltd.	534,000	2,160,346
Otsuka Corp.	5,700	459,056
Otsuka Holdings Co. Ltd.	17,800	537,300
Sapporo Hokuyo Holdings, Inc.	165,100	579,008
Sekisui House Ltd.	279,200	2,605,261
Seven & I Holdings Co. Ltd.	207,300	6,291,181
Shin-Etsu Chemical Co. Ltd.	27,300	1,586,573
Softbank Corp.	23,500	705,235
Sony Corp.	152,000	2,505,411
Sumitomo Bakelite Co. Ltd.[1]	81,000	421,030
Sumitomo Corp.	127,900	1,826,227
Sumitomo Heavy Industries Ltd.	127,000	658,542
Sumitomo Metal Mining Co. Ltd.	55,000	727,455
Sumitomo Mitsui Financial Group, Inc.	117,732	3,810,364
Sumitomo Mitsui Trust Holdings, Inc.	157,000	464,078
Sundrug Co. Ltd.[1]	28,300	869,133
Suzuken Co. Ltd.	16,800	509,218
Takeda Pharmaceutical Co. Ltd.	114,100	4,980,442
The Bank of Yokohama Ltd.	577,500	2,813,721
The Dai-ichi Life Insurance Co. Ltd.	1,953	2,475,496
The Nishi-Nippon City Bank Ltd.	177,000	467,773
Tokio Marine Holdings, Inc.	173,200	4,466,668
Tokyo Electron Ltd.	12,100	675,169
Tokyo Gas Co. Ltd.[1]	193,000	933,091
Toshiba Corp.	213,000	877,718
Toyota Motor Corp.	119,807	4,959,446
Trend Micro, Inc.	31,700	966,405
Ube Industries Ltd.	156,000	400,551
Yamato Holdings Co. Ltd.	31,000	480,298
Total Japan common stocks		160,855,054

Jersey—1.80%
Experian PLC	288,675	4,556,071
Petrofac Ltd.	180,492	5,082,169
Shire Ltd.	132,805	4,332,137
Wolseley PLC	12,539	476,790
Total Jersey common stocks		14,447,167

Luxembourg—0.06%
ArcelorMittal	28,404	491,223

Mexico—0.30%
Grupo Financiero Banorte SAB de C.V., Series O1	503,200	2,426,773

Netherlands—4.49%
ASML Holding N.V.[1]	63,663	3,239,367

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
European Aeronautic Defense and Space Co. N.V.	99,550	3,930,170
Gemalto N.V.	56,135	4,182,680
ING Groep N.V.*	911,731	6,428,936
Koninklijke Ahold N.V.	401,640	5,094,280
Koninklijke (Royal) KPN N.V.[1]	83,937	753,420
Reed Elsevier N.V.[1]	261,438	3,083,098
PostNL N.V.	83,451	362,101
Unilever N.V.	199,167	6,820,300
X5 Retail Group N.V., GDR*,3	88,400	2,234,752
Total Netherlands common stocks		36,129,104

New Zealand—0.25%
Telecom Corp. of New Zealand Ltd.	937,046	2,015,288

Norway—0.31%
DnB NOR ASA[1]	228,400	2,462,415

Singapore—1.36%
Global Logistic Properties Ltd.*	417,000	694,158
Oversea-Chinese Banking Corp. Ltd.	474,000	3,431,952
Singapore Telecommunications Ltd.	1,166,000	2,939,733
United Overseas Bank Ltd.	248,420	3,864,311
Total Singapore common stocks		10,930,154

South Korea—1.11%
Samsung Electronics Co. Ltd.	3,890	4,784,515
Samsung Electronics Co. Ltd., GDR[3]	6,827	4,171,297
Total South Korea common stocks		8,955,812

Spain—2.46%
Banco Bilbao Vizcaya Argentaria SA	94,745	640,364
Banco Santander SA	763,686	4,771,407
Distribuidora Internacional de Alimentacion SA*	264,299	1,266,467
Iberdrola SA	1,058,129	4,926,071
Industria de Diseno Textil SA (Inditex)[1]	29,999	2,698,273
Telefonica SA1	379,085	5,524,762
Total Spain common stocks		19,827,344

Sweden—1.23%
Atlas Copco AB, A Shares[1]	132,112	3,144,915
Nordea Bank AB	102,214	906,366
Swedbank AB, A Shares	158,667	2,627,414

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Sweden—(concluded)
Telefonaktiebolaget LM Ericsson, B Shares*	323,068	3,201,215
Total Sweden common stocks		9,879,910

Switzerland—7.44%
ABB Ltd.*	275,817	5,026,181
Compagnie Financiere Richemont SA, A Shares	110,423	6,825,021
Credit Suisse Group*	51,001	1,219,889
Nestle SA	237,974	14,577,595
Novartis AG	233,597	12,881,099
Roche Holding AG	34,336	6,272,141
Swiss Re AG*	53,351	3,344,540
Syngenta AG	10,654	3,740,902
Zurich Financial Services AG*	24,672	6,034,467
Total Switzerland common stocks		59,921,835

Taiwan—0.73%
HON HAI Precision Industry Co. Ltd., GDR[4]	244,737	1,480,659
HON HAI Precision Industry Co. Ltd., GDR[5]	35,584	215,283
Taiwan Semiconductor Manufacturing Co. Ltd.	707,000	2,101,019
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	130,690	2,036,150
Total Taiwan common stocks		5,833,111

Thailand—0.31%
Bangkok Bank Public Co. Ltd.	393,200	2,480,676

United Kingdom—25.20%
Aegis Group PLC	211,855	610,967
Anglo American PLC	106,408	4,089,288
AstraZeneca PLC	14,762	646,726
Barclays PLC	305,833	1,083,254
Barratt Developments PLC*	294,229	638,423
BG Group PLC	696,267	16,390,237
BHP Billiton PLC	12,222	391,644
BP PLC	989,742	7,147,822
British American Tobacco PLC	219,665	11,261,654
British Sky Broadcasting Group PLC	294,006	3,235,025
BT Group PLC	871,876	2,982,751
Burberry Group PLC	30,711	740,137
Cairn Energy PLC*	46,432	259,069
Centrica PLC	791,343	3,941,426
Compass Group PLC	389,746	4,073,420
Croda International PLC	14,660	531,031
Diageo PLC	28,044	705,900
Domino’s Pizza UK & IRL PLC	78,736	561,596
Electrocomponents PLC	97,856	361,611

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
GlaxoSmithKline PLC	732,957	16,950,599
HSBC Holdings PLC[6]	34,266	312,246
HSBC Holdings PLC[5]	1,680,069	15,135,266
Inmarsat PLC	365,493	2,608,711
Intercontinental Hotels Group PLC	214,805	5,114,064
ITV PLC	438,531	595,686
Johnson Matthey PLC	80,970	3,040,739
Kingfisher PLC	403,267	1,901,212
Lloyds Banking Group PLC*	1,711,638	861,401
London Stock Exchange Group PLC	45,264	799,233
Man Group PLC	1,298,313	2,180,778
Pearson PLC	307,241	5,784,008
Persimmon PLC	269,822	2,752,164
Premier Farnell PLC	346,068	1,205,828
Prudential PLC	619,422	7,584,685
Rio Tinto PLC	175,971	9,802,647
Rolls-Royce Holdings PLC*	81,799	1,093,209
Royal Dutch Shell PLC, A Shares[5]	72,449	2,578,474
Royal Dutch Shell PLC, A Shares[7]	415,694	14,785,333
Royal Dutch Shell PLC, B Shares[5]	205,025	7,474,892
SABMiller PLC	107,448	4,513,757
Serco Group PLC	337,015	2,967,158
SIG PLC	323,722	553,213
Smith & Nephew PLC	73,155	720,056
Standard Chartered PLC	132,510	3,238,660
Tesco PLC	1,223,275	6,300,200
The Weir Group PLC[1]	18,976	525,074
Tullow Oil PLC	82,649	2,057,570
Unilever PLC	178,431	6,089,775
Vodafone Group PLC	4,411,103	12,205,717
Whitbread PLC	25,230	789,025
Xstrata PLC	34,796	664,939
Total United Kingdom common stocks		202,838,300
Total common stocks (cost—$773,211,374)		779,974,268

Preferred stocks—1.43%
Germany—1.43%
Henkel AG & Co. KGaA Vorzug	103,796	7,721,588
Volkswagen AG	20,036	3,795,249
		11,516,837

United Kingdom—0.00%
Rolls-Royce Holdings PLC[8]	8,670,694	14,072
Total preferred stocks (cost—$9,661,778)		11,530,909

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of rights	Value ($)
Rights*—0.02%
Spain—0.02%
Banco Bilbao Vizcaya Argentaria SA, expires 05/07/12	94,745	13,545
Banco Santander SA, expires 05/04/12	634,382	168,786
Total rights (cost—$198,472)		182,331

	Face amount
Repurchase agreement—1.35%
Repurchase agreement dated 04/30/12 with State Street Bank & Trust Co., 0.010% due 05/01/12, collateralized by $1,012,504 Federal Home Loan Mortgage Corp. obligations, 0.855% due 11/15/14, $2,364,700 US Treasury Bonds, 5.500% due 08/15/28 and $6,578,619 US Treasury Notes, 2.000% to 2.625% due 11/15/20 to 11/15/21; (value—$11,080,539); proceeds: $10,863,003 (cost—$10,863,000)	10,863,000	10,863,000

	Number of shares
Investment of cash collateral from securities loaned—4.14%
Money market fund—4.14%
UBS Private Money Market Fund LLC[9] (cost—$33,311,814)	33,311,814	33,311,814
Total investments (cost—$827,246,438)—103.84%		835,862,322
Liabilities in excess of other assets—(3.84)%		(30,916,880)
Net assets—100.00%		804,945,442

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantally the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$72,773,756
Gross unrealized depreciation	(64,157,872)
Net unrealized appreciation	$8,615,884

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
3	AUD	ASX SPI 200 Index Futures	June 2012	334,888	343,312	8,424
85	EUR	DJ Euro Stoxx 50 Index Futures	June 2012	2,661,011	2,541,414	(119,597)
3	GBP	FTSE 100 Index Futures	June 2012	283,871	278,409	(5,462)
12	JPY	TOPIX Index Futures	June 2012	1,238,770	1,206,087	(32,683)
				4,518,540	4,369,222	(149,318)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	CAD	571,337	GBP	360,000	06/20/12	6,339
BB	DKK	4,337,690	USD	776,172	07/12/12	3,954
BB	EUR	401,358	JPY	44,478,141	06/20/12	25,940
BB	GBP	5,928,521	USD	9,348,046	06/20/12	(270,476)
BB	JPY	58,124,972	USD	695,432	06/20/12	(32,901)
BB	USD	2,264,271	EUR	1,721,510	06/20/12	14,977
BNP	CAD	450,536	EUR	346,363	06/20/12	3,000
BNP	EUR	273,910	USD	358,628	07/12/12	(4,078)
BNP	USD	719,199	AUD	705,877	07/12/12	10,919
BNP	USD	1,802,610	CHF	1,647,978	07/12/12	14,629
BNP	USD	2,367,905	EUR	1,798,750	07/12/12	13,962
CITI	HKD	5,136,794	USD	661,765	07/12/12	(485)
CITI	JPY	119,581,449	USD	1,447,272	06/20/12	(51,138)
CITI	NZD	326,426	USD	263,810	07/12/12	(1,870)
CITI	USD	11,933,963	AUD	11,338,144	06/20/12	(180,640)
CITI	USD	989,434	EUR	752,025	06/20/12	6,234
CITI	USD	1,693,764	NOK	9,552,661	06/20/12	(27,686)
CITI	USD	2,997,206	SEK	20,205,367	06/20/12	3,197
CITI	USD	1,029,063	GBP	650,000	07/12/12	25,371
CITI	USD	867,679	SGD	1,093,000	07/12/12	15,706
CSI	EUR	526,841	GBP	428,954	06/20/12	(1,587)
CSI	GBP	375,000	USD	597,830	06/20/12	(10,575)
CSI	JPY	19,333,892	CAD	232,617	06/20/12	(7,042)
CSI	JPY	101,988,986	USD	1,239,420	06/20/12	(38,549)
CSI	USD	684,593	AUD	664,638	06/20/12	4,383
CSI	USD	602,850	CHF	546,241	06/20/12	(693)
CSI	USD	3,571,258	CHF	3,251,616	06/20/12	13,207
CSI	USD	650,617	GBP	409,717	06/20/12	14,114
DB	EUR	604,397	HKD	6,159,010	07/12/12	(6,293)
DB	GBP	3,225,794	USD	5,114,539	07/12/12	(118,365)
DB	JPY	186,960,547	USD	2,271,306	07/12/12	(71,940)
HSBC	CHF	146,080	USD	160,774	06/20/12	(259)
HSBC	EUR	1,300,000	USD	1,718,080	06/20/12	(3,096)
HSBC	GBP	1,598,831	USD	2,568,564	06/20/12	(25,405)
RBC	CAD	1,512,558	USD	1,521,560	06/20/12	(7,925)
RBC	GBP	464,147	AUD	708,683	06/20/12	(18,406)
RBC	GBP	297,441	JPY	38,309,122	06/20/12	(2,542)
RBC	HKD	6,924,413	JPY	72,652,326	06/20/12	17,732
RBC	JPY	125,500,000	USD	1,517,191	06/20/12	(55,382)
RBC	USD	1,189,229	CHF	1,072,500	06/20/12	(6,943)
RBC	USD	1,316,280	EUR	1,004,625	06/20/12	13,825
RBC	USD	668,526	JPY	54,025,324	06/20/12	8,436
RBS	EUR	36,367	USD	47,810	06/20/12	(339)
RBS	HKD	18,033,170	USD	2,325,285	06/20/12	606
RBS	USD	1,982,488	JPY	161,973,854	06/20/12	47,118
RBS	USD	2,832,337	SGD	3,549,301	06/20/12	35,992
RBS	USD	1,271,853	HKD	9,870,891	07/12/12	730
RBS	USD	1,647,477	NOK	9,392,568	07/12/12	(10,751)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)
RBS	USD	2,691,398	SEK	18,138,387	07/12/12	(222)
RBS	USD	762,486	SGD	960,000	07/12/12	13,405
SSC	AUD	9,091,500	USD	9,302,423	07/31/12	(83,756)
TDB	NZD	677,713	USD	554,579	06/20/12	2,175
WBC	CAD	559,850	USD	562,943	06/20/12	(3,172)
WBC	EUR	567,763	CHF	681,770	06/20/12	(149)
WBC	EUR	866,716	SGD	1,439,390	06/20/12	15,711
WBC	EUR	4,049,596	USD	5,359,583	06/20/12	(2,007)
WBC	GBP	184,415	CAD	293,011	06/20/12	(2,907)
WBC	GBP	766,653	CHF	1,099,196	06/20/12	(32,115)
WBC	GBP	312,340	NOK	2,773,629	06/20/12	(22,997)
WBC	USD	143,279	JPY	11,584,099	05/01/12	1,812
WBC	USD	2,020,284	AUD	1,924,846	06/20/12	(24,954)
WBC	USD	572,545	EUR	435,292	06/20/12	3,774
						(790,397)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as April 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	779,974,037	231	—	779,974,268
Preferred stocks	11,516,837	—	14,072	11,530,909
Rights	13,545	168,786	—	182,331
Repurchase agreement	—	10,863,000	—	10,863,000
Investment of cash collateral from securities loaned	—	33,311,814	—	33,311,814
Futures contracts, net	(149,318)	—	—	(149,318)
Forward foreign currency contracts, net	—	(790,397)	—	(790,397)
Total	791,355,101	43,553,434	14,072	834,922,607

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs (Level 3) for the nine months ended April 30, 2012:

Preferred Stocks ($)
Beginning balance	—
Purchases	14,003
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Change in net unrealized appreciation/depreciation	69
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	14,072

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at April 30, 2012, was $69.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2012.
2	Illiquid securities representing less than 0.005% of net assets as of April 30, 2012.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represents 0.80% of net assets as of April 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Security is traded on the over-the-counter (“OTC”) Market.
5	Security is traded on the London Exchange.
6	Security is traded on the Hong Kong Exchange.
7	Security is traded on the Netherlands Exchange.
8	Security is being fair valued by a valuation committee under the direction of the board of trustees.
9

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
earned from
		Purchases	Sales		affiliate for the
		during the	during the		nine months
	Value at	nine months ended	nine months ended	Value at	ended
Security description	07/31/11 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)
UBS Private Money Market Fund LLC	24,172,469	347,517,405	338,378,060	33,311,814	6,351

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2012.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification - (unaudited)

As a percentage of net assets as of April 30, 2012

Common stocks
Aerospace & defense	0.30%
Airlines	0.11
Auto components	0.69
Automobiles	3.66
Beverages	1.34
Building products	0.30
Chemicals	1.49
Commercial banks	15.24
Communications equipment	1.04
Computers & peripherals	1.33
Construction & engineering	1.36
Construction materials	0.72
Consumer finance	0.27
Diversified financial services	0.69
Diversified telecommunication services	1.68
Electric utilities	1.40
Electronic equipment, instruments & components	2.25
Food & staples retailing	2.39
Food products	3.42
Gas utilities	1.10
Health care providers & services	0.30
Hotels, restaurants & leisure	0.81
Household durables	0.58
Household products	0.72
Independent power producers & energy traders	1.19
Industrial conglomerates	0.94
Insurance	1.01
Internet & catalog retail	0.06
Internet software & services	1.91
IT services	1.50
Machinery	0.91
Marine	0.41
Media	1.23
Metals & mining	4.38
Multiline retail	0.31
Oil, gas & consumable fuels	12.26
Paper & forest products	0.31
Personal products	1.68
Pharmaceuticals	0.40
Real estate management & development	1.18
Road & rail	0.11
Semiconductors & semiconductor equipment	6.47
Specialty retail	1.18
Textiles, apparel & luxury goods	0.71
Thrifts & mortgage finance	0.75
Tobacco	1.13
Transportation infrastructure	2.12
Water utilities	0.18
Wireless telecommunication services	6.43
Total common stocks	91.95

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification - (unaudited)

As a percentage of net assets as of April 30, 2012

Preferred stocks
Automobiles	0.16
Beverages	1.15
Commercial banks	1.12
Food & staples retailing	0.21
Independent power producers & energy traders	0.22
Metals & mining	1.11
Oil, gas & consumable fuels	1.22
Semiconductors & semiconductor equipment	0.23
Total preferred stocks	5.42

Rights
Commercial banks	0.00 [1]
Total Rights	0.00

Warrants
Commercial banks	0.80
IT services	0.31
Total warrants	1.11
Repurchase agreement	1.98
Investment of cash collateral from securities loaned	2.68
Liabilities in excess of other assets	(3.14)
Net assets	100.00%

1  Weighting represents less than 0.005% of the Portfolio’s net assets as of April 30, 2012.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—91.95%
Bermuda—2.35%
Bunge Ltd.	12,500	806,250
China Gas Holdings Ltd.	1,286,000	639,797
Credicorp Ltd.	19,774	2,588,614
Huabao International Holdings Ltd.[1,2]	1,022,000	367,920
Pacific Basin Shipping Ltd.	2,095,000	1,101,686
Texwinca Holdings Ltd.	686,000	839,966
Total Bermuda common stocks		6,344,233

Brazil—8.56%
All America Latina Logistica (ALL)	65,700	299,177
B2W Companhia Global do Varejo (B2W Varejo)*	36,612	156,155
Banco do Brasil SA	40,900	505,953
Banco Santander Brasil SA	94,600	771,232
Banco Santander Brasil SA, ADS	87,300	704,511
BR Malls Participacoes SA	93,050	1,155,955
Braskem SA, ADR	27,800	408,660
BRF—Brasil Foods SA, ADR	39,500	727,985
Centrais Eletricas Brasileiras SA, ADR	55,600	473,712
Cielo SA	40,627	1,219,140
Companhia de Concessoes Rodoviarias (CCR)	310,300	2,409,275
Companhia de Saneamento de Minas Gerais—Copasa MG	9,375	218,716
Companhia Siderurgica Nacional SA (CSN), ADR	73,300	653,836
CPFL Energia SA	68,300	954,906
CPFL Energia SA, ADR[1]	24,602	693,776
Cyrela Brazil Realty SA	45,600	368,408
Diagnosticos da America SA	40,400	291,425
Embraer SA, ADR[1]	23,090	799,838
Fibria Celulose SA, ADR*	104,600	830,524
Gerdau SA	64,300	500,934
Gerdau SA, ADR	46,700	438,513
Gol Linhas Aereas Inteligentes SA, ADR	56,100	297,330
Hypermarcas SA	73,700	472,865
Magazine Luiza SA*	13,800	82,388
Petroleo Brasileiro SA—Petrobras, ADR	98,500	2,318,690
Redecard SA	55,600	936,317
Santos Brasil Participacoes SA	38,500	670,566
Telefonica Brasil SA, ADR	31,310	891,396
Tractebel Energia SA	53,650	924,588

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Brazil—(concluded)
Vale SA, ADR	87,100	1,933,620
Total Brazil common stocks		23,110,391

Canada—0.44%
Methanex Corp.	33,825	1,190,903

Cayman Islands—4.64%
Baidu, Inc., ADR*	10,384	1,377,957
Belle International Holdings Ltd.	1,245,976	2,444,208
Chaoda Modern Agriculture Holdings Ltd.*,2,3	1,038,000	1,338
China Dongxiang Group Co.	4,168,000	564,067
China Mengniu Dairy Co. Ltd.	182,000	562,985
ENN Energy	124,000	436,313
Evergrande Real Estate Group Ltd.	675,100	390,686
Hengan International Group Co. Ltd.	95,000	1,005,877
Kingboard Laminates Holdings Ltd.	1,519,875	709,137
NetEase, Inc., ADR*	5,949	358,844
SINA Corp.*	10,000	585,100
Stella International Holdings Ltd.	194,000	515,090
Tencent Holdings Ltd.	27,500	864,132
Tingyi (Cayman Islands) Holding Corp.	278,000	741,701
Want Want China Holdings Ltd.[1]	1,597,000	1,959,547
Total Cayman Islands common stocks		12,516,982

Chile—2.02%
Banco Santander Chile, ADR	26,050	2,131,150
Enersis SA, ADR	81,800	1,658,086
Inversiones Aguas Metropolitanas SA (IAM), ADR[4]	7,300	257,621
S.A.C.I. Falabella	77,448	759,952
Sociedad Quimica y Minera de Chile SA, ADR	11,221	654,072
Total Chile common stocks		5,460,881

China—6.27%
Bank of China Ltd., Class H	1,266,000	530,311
China Bluechemical Ltd., Class H	1,072,000	766,835
China Construction Bank Corp., Class H	4,336,100	3,375,593
China Petroleum and Chemical Corp. (Sinopec), ADR	2,900	305,863
China Shenhua Energy Co. Ltd., Class H	629,500	2,795,109
China Telecom Corp. Ltd., Class H*	1,468,000	790,890
Dongfeng Motor Group Co. Ltd., Class H1	646,000	1,273,907
Huadian Power International Co., Class H*	3,308,525	763,311
Industrial & Commercial Bank of China Ltd., Class H	4,185,376	2,794,333
Jiangsu Expressway Co. Ltd., Class H	1,012,000	997,828
PetroChina Co. Ltd., ADR	6,000	892,920

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
Ping An Insurance (Group) Co. of China Ltd., Class H1	91,000	761,202
Tsingtao Brewery Co. Ltd., Class H	142,000	862,031
Total China common stocks		16,910,133

Colombia—0.86%
Bancolombia SA, ADR	6,300	427,329
Ecopetrol SA	585,752	1,894,476
Total Colombia common stocks		2,321,805

Guernsey—0.14%
Etalon Group Ltd., GDR*,4	58,700	389,181

Hong Kong—6.96%
Beijing Enterprises Holdings Ltd.	142,000	794,313
China Merchants Holdings International Co. Ltd.	390,000	1,261,689
China Mobile Ltd.	531,000	5,882,396
China Mobile Ltd., ADR	40,000	2,213,600
China Power International Development Ltd.	2,995,000	679,397
China Resources Power Holdings Co. Ltd.	458,000	835,877
China Unicom (Hong Kong) Ltd.	274,000	487,353
CNOOC Ltd.	1,106,000	2,357,786
CNOOC Ltd., ADR	3,900	825,435
Lenovo Group Ltd.	2,208,000	2,123,009
Sun Art Retail Group Ltd.*	1,003,000	1,331,533
Total Hong Kong common stocks		18,792,388

Hungary—0.72%
Magyar Telekom Telecommunications PLC	320,425	807,617
OTP Bank PLC	65,348	1,149,326
Total Hungary common stocks		1,956,943

India—6.11%
Axis Bank Ltd.	68,656	1,442,102
Bajaj Auto Ltd.	14,348	442,270
GAIL India Ltd.	50,974	319,627
HCL Technologies Ltd.	113,027	1,098,206
HDFC Bank Ltd., ADR	29,887	1,026,021
Housing Development Finance Corp.	157,431	2,012,249
ICICI Bank Ltd., ADR	8,400	284,676
ITC Ltd.	241,859	1,126,687
Larsen & Toubro Ltd.	72,610	1,690,352
Nestle India Ltd.	4,080	361,870
Reliance Industries Ltd., GDR[4]	33,835	954,824
Rural Electrification Corp. Ltd.	348,123	1,377,299
Sun Pharmaceutical Industries Ltd.	93,430	1,069,215

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
India—(concluded)
Tata Consultancy Services Ltd.	33,555	793,732
Tata Motors Ltd.	181,923	1,092,746
Tata Motors Ltd., ADR[1]	47,310	1,407,472
Total India common stocks		16,499,348

Indonesia—3.68%
PT Astra International Tbk	397,000	3,066,972
PT Bank Rakyat Indonesia (Persero) Tbk	3,116,500	2,255,016
PT Perusahaan Gas Negara	4,353,000	1,586,698
PT Tambang Batubara Bukit Asam Tbk	478,500	960,593
PT United Tractors Tbk	412,393	1,328,201
Unilever Indonesia Tbk PT	340,000	734,345
Total Indonesia common stocks		9,931,825

Israel—0.24%
Israel Chemicals Ltd.	55,309	634,516

Kazakhstan—0.29%
KazMunaiGas Exploration Production, GDR[5]	26,604	532,080
KazMunaiGas Exploration Production, GDR[6]	12,649	252,980
Total Kazakhstan common stocks		785,060

Luxembourg—0.15%
Oriflame Cosmetics SA, SDR	11,050	397,197

Malaysia—1.74%
CIMB Group Holdings Berhad[2]	485,900	1,189,861
Genting Malaysia Berhad	630,700	800,359
Hong Leong Bank Berhad	100,320	405,126
KLCC Property Holdings Berhad	529,000	592,634
Malayan Banking Berhad	107,818	307,491
Maxis Berhad	369,700	747,708
UEM Land Holdings Berhad*	988,600	656,671
Total Malaysia common stocks		4,699,850

Mexico—4.85%
America Movil SA de C.V., ADR, Series L	20,200	538,330
Cemex SAB de C.V., ADR*	172,070	1,244,066
Compartamos SAB de C.V.[1]	595,400	724,027
Empresas ICA SAB de C.V., ADR*	54,000	390,420
Fomento Economico Mexicano SAB de C.V., ADR	10,600	861,356
Grupo Aeroportuario del Pacifico SA de C.V., ADR	10,100	390,971
Grupo Financiero Banorte SAB de C.V., Series O1	385,750	1,860,349
Grupo Mexico SAB de C.V., Series B1	1,117,150	3,443,401
Grupo Televisa SA, ADR	76,700	1,685,099
Industrias CH SA, Series B*	198,800	901,975

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Mexico—(concluded)
Kimberly-Clark de Mexico SA de C.V., Series A	212,700	433,533
Wal-Mart de Mexico SAB de C.V., Series V	214,200	612,543
Total Mexico common stocks		13,086,070

Peru—0.22%
Cia de Minas Buenaventura SA, ADR	14,100	581,907

Philippines—0.52%
Philippine Long Distance Telephone Co., ADR	23,200	1,408,704

Poland—0.55%
Cyfrowy Polsat SA*	178,564	787,691
Jastrzebska Spolka Weglowa SA*	11,600	340,462
Polski Koncern Naftowy Orlen SA*	29,826	347,984
Total Poland common stocks		1,476,137

Qatar—0.54%
Industries Qatar Q.S.C.	36,050	1,445,624

Russia—5.59%
Gazprom, ADR	397,124	4,555,012
LUKOIL, ADR	62,664	3,844,437
Magnit OJSC	855	106,875
Magnit OJSC, GDR[4]	32,559	818,201
Mining and Metallurgical Co. Norilsk Nickel, ADR[6]	24,000	425,760
Mining and Metallurgical Co. Norilsk Nickel, ADR[5]	18,070	320,562
Mobile TeleSystems, ADR	10,700	209,292
Rosneft Oil Co., GDR*	221,325	1,579,154
Sberbank	1,102,657	2,480,978
VTB Bank OJSC, GDR*,7	85,628	358,867
VTB Bank OJSC, GDR*,8	90,300	378,447
Total Russia common stocks		15,077,585

South Africa—6.80%
ABSA Group Ltd.	29,711	611,546
Anglo Platinum Ltd.	9,652	625,806
ArcelorMittal South Africa Ltd.	62,787	476,555
Aveng Ltd.	85,150	435,535
Bidvest Group Ltd.	12,062	285,282
Clicks Group Ltd.	94,230	567,076
Impala Platinum Holdings Ltd.	19,533	380,189
Life Healthcare Group Holdings Pte. Ltd.	149,643	517,461
MTN Group Ltd.	116,411	2,035,041
Naspers Ltd., N Shares	14,161	853,393
Sasol Ltd.	88,160	4,189,368
Sasol Ltd., ADR	16,300	773,109

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Africa—(concluded)
Shoprite Holdings Ltd.[1]	71,714	1,239,924
Standard Bank Group Ltd.	80,520	1,188,634
Tiger Brands Ltd.	51,426	1,885,469
Truworths International Ltd.	70,750	755,434
Vodacom Group Ltd.	110,713	1,539,629
Total South Africa common stocks		18,359,451

South Korea—12.09%
Dongbu Insurance Co. Ltd.	8,860	354,361
Grand Korea Leisure Co. Ltd.	36,750	772,315
Hana Financial Group, Inc.	30,360	1,043,677
Hyundai Mipo Dockyard Co. Ltd.	10,321	1,123,312
Hyundai Mobis	6,803	1,851,054
Hyundai Motor Co.	6,558	1,558,078
Industrial Bank of Korea (IBK)	74,050	819,047
Kangwon Land, Inc.	28,400	609,402
KB Financial Group, Inc.	31,048	1,057,713
KB Financial Group, Inc., ADR	31,600	1,072,188
KCC Corp.	3,173	817,027
KT Corp., ADR	48,700	625,795
KT&G Corp.	27,919	1,917,057
LG Display Co. Ltd., ADR*	35,000	390,950
LG Electronics, Inc.	10,075	625,829
LG Household & Health Care Ltd.	1,500	787,081
Lotte Chilsung Beverage Co. Ltd.	1,682	1,902,087
Lotte Confectionery Co. Ltd.	665	1,007,393
Samsung Electronics Co. Ltd.	8,265	10,165,557
Samsung Engineering Co. Ltd.	6,023	1,145,842
Samsung Life Insurance Co. Ltd.[4]	14,998	1,327,110
SK Telecom Co. Ltd.	22	2,628
SK Telecom Co. Ltd., ADR	122,675	1,658,566
Total South Korea common stocks		32,634,069

Taiwan—6.68%
Advanced Semiconductor Engineering, Inc.	383,524	388,008
Advanced Semiconductor Engineering, Inc., ADR	92,161	467,256
Cathay Financial Holding Co. Ltd.	267,240	282,716
Chunghwa Telecom Co. Ltd.	86,817	271,670
Chunghwa Telecom Co. Ltd., ADR[1]	21,334	660,927
Compal Electronics, Inc.	546,000	628,091
Fubon Financial Holding Co. Ltd.	469,325	489,274
HON HAI Precision Industry Co. Ltd.	1,195,900	3,783,185
HON HAI Precision Industry Co. Ltd., GDR	196,911	1,191,312
HTC Corp.	185,300	2,810,411
MediaTek, Inc.	43,000	372,460
Quanta Computer, Inc.	193,000	507,469

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Taiwan—(concluded)
Taiwan Semiconductor Manufacturing Co. Ltd.	928,156	2,758,236
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	137,450	2,141,471
United Microelectronics Corp.	1,808,000	947,067
Wistron Corp.	218,388	327,861
Total Taiwan common stocks		18,027,414

Thailand—3.98%
Advanced Information Services Public Co. Ltd.	130,500	742,683
Bangkok Bank Public Co. Ltd.	212,800	1,342,543
Bangkok Bank Public Co. Ltd. NVDR	64,300	399,392
CP ALL Public Co. Ltd.*,2	710,700	1,768,083
Kasikornbank Public Co. Ltd., NVDR	330,800	1,758,888
Kasikornbank Public Co. Ltd., PLC	261,100	1,384,042
PTT Public Co. Ltd.[2]	232,300	2,651,620
Siam Cement Public Co. Ltd., NVDR	60,700	690,894
Total Thailand common stocks		10,738,145

Turkey—2.43%
Asya Katilim Bankasi A.S.*	394,225	401,801
Ford Otomotiv Sanayi A.S.	69,690	640,850
Tofas Turk Otomobil Fabrikasi A.S.	92,531	409,902
Tupras-Turkiye Petrol Rafinerileri A.S.	51,030	1,066,364
Turkcell Iletisim Hizmetleri A.S. (Turkcell), ADR*	30,700	379,452
Turkiye Garanti Bankasi A.S.	566,325	2,083,109
Turkiye Is Bankasi (Isbank), Class C	214,962	492,041
Turkiye Sise ve Cam Fabrikalari A.S.	338,626	578,436
Turkiye Vakiflar Bankasi T.A.O., Class D	287,703	516,022
Total Turkey common stocks		6,567,977

United Kingdom—0.30%
Anglo American PLC, ADR	41,600	802,048

United States—2.23%
Archer-Daniels-Midland Co.	38,300	1,180,789
Avon Products, Inc.	122,900	2,654,640
MEMC Electronic Materials, Inc.*	61,700	221,503
Yahoo!, Inc.*	126,600	1,967,364
Total United States common stocks		6,024,296
Total common stocks (cost—$248,605,037)		248,171,063

Preferred stocks—5.42%
Brazil—5.03%
AES Tiete SA	42,100	589,707

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Preferred stocks—(concluded)
Brazil—(concluded)
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	12,000	564,360
Companhia de Bebidas das Americas (AmBev), ADR	74,142	3,112,481
Itau Unibanco Holding SA	43,400	683,052
Itau Unibanco Holdings SA, ADR	79,600	1,248,924
Itausa-Investimentos Itau SA	232,028	1,102,838
Petroleo Brasileiro SA, ADR	294,200	3,285,952
Usinas Siderurgicas de Minas Gerais SA (Usiminas), Class A	199,400	1,142,328
Vale SA, ADR	85,800	1,855,854
Total Brazil preferred stocks		13,585,496

South Korea—0.39%
Hyundai Motor Co.	6,104	431,013
Samsung Electronics Co. Ltd.	876	627,085
Total South Korea preferred stocks		1,058,098
Total preferred stocks (cost—$14,225,716)		14,643,594

Number of rights
Rights*—0.00%
Brazil—0.00%
Itausa - Investimentos Itau S.A. expires 05/31/12 (cost—$0)	2,816	724

	Number of warrants
Warrants*—1.11%
India—0.63%
Bank of Baroda (Citigroup Global Markets Holdings), expires 10/24/12	23,450	341,197
Central Bank of India (Citigroup Global Markets Holdings), expires 10/24/12	91,745	168,903
Corporation Bank (Citigroup Global Markets Holdings), expires 10/24/12	20,425	157,742
HCL Technologies Ltd. (Citigroup Global Markets Holdings), expires 10/24/12	87,275	844,560

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of warrants	Value ($)
Warrants*—(concluded)
India—(concluded)
Indian Bank (Citigroup Global Markets Holdings), expires 10/24/12	47,725	199,491
Total India warrants		1,711,893

Qatar—0.30%
Industries Qatar (Citigroup Global Markets Holdings), expires 03/25/18	20,100	802,995

United Arab Emirates—0.18%
Aldar Properties (Citigroup Global Markets Holdings), expires 07/18/13	1,504,000	470,752
Total warrants (cost—$3,553,763)		2,985,640

Face amount
Repurchase agreement—1.98%
Repurchase agreement dated 04/30/12 with State Street Bank & Trust Co., 0.010% due 05/01/12, collateralized by $498,749 Federal Home Loan Mortgage Corp. obligations, 0.855% due 11/15/14, $1,164,826 US Treasury Bonds, 5.500% due 08/15/28 and $3,240,559 US Treasury Notes, 2.000% to 2.625% due 11/15/20 to 11/15/21; (value—$5,458,157); proceeds: $5,351,001 (cost—$5,351,000)	$5,351,000	5,351,000

	Number of shares
Investment of cash collateral from securities loaned—2.68%
Money market fund—2.68%
UBS Private Money Market Fund LLC[9] (cost—$7,222,115)	7,222,115	7,222,115
Total investments (cost—$278,957,631)[10]—103.14%		278,374,136
Liabilities in excess of other assets—(3.14)%		(8,479,399)
Net assets—100.00%		269,894,737

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$30,737,753
Gross unrealized depreciation	(31,321,248)
Net unrealized depreciation	$(583,495)

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	241,917,099	6,252,626	1,338	248,171,063
Preferred stocks	14,643,594	—	—	14,643,594
Rights	—	724	—	724
Warrants	2,985,640	—	—	2,985,640
Repurchase agreement	—	5,351,000	—	5,351,000
Investment of cash collateral from securities loaned	—	7,222,115	—	7,222,115
Total	259,546,333	18,826,465	1,338	278,374,136

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) for the nine months ended April 30, 2012:

Common stock ($)
Beginning balance	—
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Change in net unrealized appreciation/depreciation	—
Transfers into Level 3	1,338
Transfers out of Level 3	—
Ending balance	1,338

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at April 30, 2012 was $0. Transfers into Level 3 represent the value at the end of the period. At April 30, 2012, a security was transferred from Level 2 to Level 3 as the valuation is based on a fair valuation approved by the valuation committee based on unobservable inputs.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2012.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Illiquid securities representing less than 0.005% of net assets as of April 30, 2012.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.39% of net assets as of April 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Security is traded on the over-the-counter (“OTC”) Market.
6	Security is traded on the Turquoise Exchange.
7	Security is traded on the Euroclear/Clearstream exchange.
8	Security is traded on the Crest exchange.
9

The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended April 30, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/11 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)	04/30/12 ($)
UBS Private Money Market Fund LLC	3,466,958	48,517,768	44,762,611	7,222,115	1,042

10	Includes $6,916,611 of investments in securities on loan, at value plus accrued interest and dividends, if any.

For more information regarding the Portfolio’s other accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2012.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2012

Common stocks
Apartments	9.29
Building-residential/commercial	0.39
Diversified	17.23%
Diversified operations	1.71
Health care	5.19
Hotels & motels	2.43
Office property	11.29
Real estate management/service	4.25
Real estate operations/development	17.00
Regional malls	10.35
Retirement/aged care	0.92
Shopping centers	11.87
Storage	2.93
Storage/warehousing	0.12
Warehouse/industrial	2.97
Total common stocks	97.94
Rights
Real estate management/service	0.01
Repurchase agreement	1.96
Investment of cash collateral from securities loaned	4.44
Liabilities in excess of other assets	(4.35)
Net assets	100.00%

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—97.94%
Australia—8.34%
CFS Retail Property Trust	239,942	481,265
Dexus Property Group	1,199,664	1,168,741
FKP Property Group	360,783	189,839
Goodman Group	198,646	745,126
GPT Group	56,910	193,902
Investa Office Fund	114,350	325,271
Mirvac Group	99,321	134,016
Stockland	115,239	372,227
Westfield Group	400,619	3,857,006
Westfield Retail Trust	594,135	1,683,840
Total Australia common stocks		9,151,233

Austria—0.11%
Conwert Immobilien Invest SE1	10,389	123,767

Bermuda—2.48%
Great Eagle Holdings Ltd.	44,000	129,868
Hongkong Land Holdings Ltd.	261,640	1,624,784
Kerry Properties Ltd.	210,946	963,832
Total Bermuda common stocks		2,718,484

Brazil—0.13%
Sonae Sierra Brasil SA	8,800	140,807

Canada—3.32%
Allied Properties Real Estate Investment Trust	8,000	222,058
Boardwalk Real Estate Investment Trust	9,870	587,594
Brookfield Office Properties, Inc.	40,100	728,216
Calloway Real Estate Investment Trust	13,500	375,543
Canadian Real Estate Investment Trust	6,500	254,578
Chartwell Seniors Housing Real Estate Investment Trust	34,100	321,721
Cominar Real Estate Investment Trust[2]	2,500	60,991
Cominar Real Estate Investment Trust[3,4,5]	5,731	139,816
Primaris Retail Real Estate Investment Trust	5,600	131,348
RioCan Real Estate Investment Trust[3,4,5]	2,200	60,442
RioCan Real Estate Investment Trust[2]	27,800	763,772
Total Canada common stocks		3,646,079

Cayman Islands—1.95%
Agile Property Holdings Ltd.[1]	340,000	444,356
China Resources Land Ltd.[1]	1,000	1,926
Country Garden Holdings Co. Ltd.*,1	1,441,503	626,122
Evergrande Real Estate Group Ltd.[1]	1,237,000	715,863

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Longfor Properties*,1	222,000	353,087
Total Cayman Islands common stocks		2,141,354

France—4.59%
Fonciere des Regions[1]	4,324	335,122
Gecina SA	4,729	438,373
ICADE*	8,831	744,978
Klepierre	13,180	417,317
Societe Immobiliere de Location pour l’Industrie et le Commerce (Silic)	1,900	200,498
Unibail Rodamco	15,514	2,899,667
Total France common stocks		5,035,955

Germany—0.39%
Alstria Office REIT-AG	12,300	131,066
GSW Immobilien AG*	8,764	291,705
Total Germany common stocks		422,771

Hong Kong—7.30%
Cheung Kong (Holdings) Ltd.	26,000	345,833
China Overseas Land & Investment Ltd.[1]	134,000	290,499
Hang Lung Properties Ltd.	370,200	1,369,406
Sino Land Co. Ltd.	344,100	594,297
Sun Hung Kai Properties Ltd.	235,730	2,843,836
The Link REIT	166,300	692,323
Wharf (Holdings) Ltd.	314,023	1,873,942
Total Hong Kong common stocks		8,010,136

Italy—0.12%
Beni Stabili SpA	244,087	135,378

Japan—10.91%
Japan Real Estate Investment Corp.	89	789,229
Japan Retail Fund Investment Corp.[1]	384	613,226
Kenedix Realty Investment Corp.	48	167,736
Mitsubishi Estate Co. Ltd.	196,489	3,504,513
Mitsui Fudosan Co. Ltd.	202,174	3,740,118
Nippon Accommodations Fund, Inc.	27	178,895
Nippon Building Fund, Inc.[1]	101	962,688
Nomura Real Estate Holdings, Inc.[1]	17,000	299,587
Sumitomo Realty & Development Co. Ltd.	31,328	754,948
Tokyo Tatemono Co. Ltd.*	99,000	369,514

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
United Urban Investment Corp.	502	592,918
Total Japan common stocks		11,973,372

Netherlands—0.79%
Corio N.V.[1]	11,920	533,472
Eurocommercial Properties N.V.	9,464	331,728
Total Netherlands common stocks		865,200

Norway—0.10%
Norwegian Property ASA	76,314	113,345

Singapore—3.81%
CapitaCommercial Trust[1]	508,000	529,552
Capitaland Ltd.	724,383	1,720,958
CapitaMall Trust	593,540	863,331
Global Logistic Properties Ltd.*	424,000	705,810
Keppel Land Ltd.[1]	140,840	360,778
Total Singapore common stocks		4,180,429

Sweden—0.54%
Castellum AB	33,833	428,116
Hufvudstaden AB, Class A1	14,980	161,026
Total Sweden common stocks		589,142

United Kingdom—5.46%
British Land Co. PLC	104,472	829,766
Derwent London PLC	42,163	1,191,986
Great Portland Estates PLC	169,638	991,375
Hammerson PLC	151,420	1,026,208
Land Securities Group PLC	67,777	800,216
Safestore Holdings PLC	73,926	134,371
Segro PLC	159,299	571,602
Shaftesbury PLC	54,012	448,361
Total United Kingdom common stocks		5,993,885

United States—47.60%
AvalonBay Communities, Inc.	14,783	2,149,448
Boston Properties, Inc.	18,600	2,013,450
Brandywine Realty Trust	61,683	731,560
BRE Properties, Inc.	16,500	866,250
Brookdale Senior Living, Inc.*	53,182	1,010,990
Camden Property Trust	10,620	718,655
CommonWealth REIT	10,400	195,000
DDR Corp.	137,100	2,029,080
Digital Realty Trust, Inc.[1]	7,856	589,907
Douglas Emmett, Inc.	39,300	913,332

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Equity Residential	27,300	1,677,312
Essex Property Trust, Inc.	10,100	1,595,497
Federal Realty Investment Trust	4,500	452,970
First Industrial Realty Trust, Inc.*	69,800	861,332
General Growth Properties, Inc.	59,596	1,060,809
HCP, Inc.	18,900	783,405
Health Care REIT, Inc.	42,200	2,391,052
Highwoods Properties, Inc.	9,700	336,881
Host Hotels & Resorts, Inc.	94,183	1,567,205
Kilroy Realty Corp.	21,800	1,034,410
Kimco Realty Corp.	33,400	648,294
Lennar Corp., Class A1	15,600	432,744
Liberty Property Trust	41,100	1,498,095
Pebblebrook Hotel Trust	10,000	240,800
Pennsylvania Real Estate Investment Trust	28,700	404,383
Post Properties, Inc.	13,500	657,450
ProLogis, Inc.	49,591	1,774,366
Public Storage, Inc.	22,477	3,220,055
Rayonier, Inc.	11,500	521,525
Simon Property Group, Inc.	47,802	7,437,991
SL Green Realty Corp.	32,300	2,662,812
Starwood Hotels & Resorts Worldwide, Inc.	14,400	852,480
Tanger Factory Outlet Centers, Inc.	10,100	316,332
Taubman Centers, Inc.	9,300	717,774
The Macerich Co.	23,126	1,423,868
UDR, Inc.	66,900	1,761,477
Ventas, Inc.	37,336	2,194,984
Vornado Realty Trust	18,391	1,578,684
Weingarten Realty Investors	16,100	427,616
Weyerhaeuser Co.	23,500	478,460
Total United States common stocks		52,228,735
Total common stocks (cost—$93,737,172)		107,470,072

	Number of rights
Rights*—0.01%
Germany—0.01%
GSW Immobilien AG, expires 05/02/12 (cost—$4,539)	8,764	8,585

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreement—1.96%
Repurchase agreement dated 04/30/12 with State Street Bank & Trust Co., 0.010% due 05/01/12, collateralized by $200,954 Federal Home Loan Mortgage Corp. obligations, 0.855% due 11/15/14, $469,326 US Treasury Bonds, 5.500% due 08/15/28 and $1,305,671 US Treasury Notes, 2.000% to 2.625% due 11/15/20 to 11/15/21; (value—$2,199,175); proceeds: $2,156,001 (cost—$2,156,000)	2,156,000	2,156,000

	Number of shares
Investment of cash collateral from securities loaned—4.44%
Money market fund—4.44%
UBS Private Money Market Fund LLC[6] (cost—$4,871,561)	4,871,561	4,871,561
Total investments (cost—$100,769,272)[7]—104.35%		114,506,218
Liabilities in excess of other assets—(4.35)%		(4,769,827)
Net assets—100.00%		109,736,391

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$15,472,011
Gross unrealized depreciation	(1,735,065)
Net unrealized appreciation	$13,736,946

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	107,269,814	200,258	—	107,470,072
Rights	—	8,585	—	8,585
Repurchase agreement	—	2,156,000	—	2,156,000
Investment of cash collateral from securities loaned	—	4,871,561	—	4,871,561
Total	107,269,814	7,236,404	—	114,506,218

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2012.
2	Security is traded on the Toronto Stock Exchange.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4	Security is traded on the over-the-counter (“OTC”) Market.
5

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.18% of net assets as of April 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6

The table below details the Portolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2012. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/11($)	04/30/12($)	04/30/12($)	04/30/12($)	04/30/12($)
UBS Private Money Market Fund LLC	5,613,519	54,759,580	55,501,538	4,871,561	1,153

7	Includes $4,617,612 of investments in securities on loan, at value plus accrued interest and dividends, if any.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2012.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification (unaudited)1

As a percentage of net assets as of April 30, 2012

Common stocks
Aerospace & defense	0.46%
Air freight & logistics	0.39
Airlines	0.12
Auto components	0.57
Automobiles	0.58
Beverages	0.27
Biotechnology	0.36
Building products	0.04
Capital markets	0.08
Chemicals	1.66
Commercial banks	2.10
Commercial services & supplies	0.40
Communications equipment	0.35
Computers & peripherals	0.82
Construction & engineering	0.03
Construction materials	0.08
Consumer finance	0.04
Containers & packaging	0.06
Distributors	0.02
Diversified consumer services	0.03
Diversified financial services	0.62
Diversified telecommunication services	0.59
Electric utilities	0.81
Electrical equipment	0.44
Electronic equipment, instruments & components	0.26
Energy equipment & services	0.35
Food & staples retailing	1.23
Food products	1.46
Gas utilities	0.22
Health care equipment & supplies	0.26
Health care providers & services	0.93
Health care technology	0.01
Hotels, restaurants & leisure	0.54
Household durables	0.05
Household products	0.01
Independent power producers & energy traders	0.24
Industrial conglomerates	0.65
Insurance	1.05
Internet & catalog retail	0.42
Internet software & services	0.66
IT services	0.80
Leisure equipment & products	0.97
Machinery	0.45
Marine	0.00	[2]
Media	1.90
Metals & mining	0.77
Multiline retail	0.61
Multi-utilities	0.13
Oil, gas & consumable fuels	5.09
Paper & forest products	0.09
Personal products	0.20
Pharmaceuticals	1.41
Professional services	0.27
Real estate investment trusts	1.28
Real estate management & development	0.38
Road & rail	1.17
Semiconductors & semiconductor equipment	1.54
Software	1.05
Specialty retail	1.65
Textiles, apparel & luxury goods	0.43
Thrifts & mortgage finance	0.07
Tobacco	0.51
Trading companies & distributors	0.32
Transportation infrastructure	0.00	[2]
Water utilities	0.11
Wireless telecommunication services	0.75
Total common stocks	41.21

PACE Select Advisors Trust

PACE Alternative Strategies Investment

Industry diversification (unaudited)1

As a percentage of net assets as of April 30, 2012

Preferred stock
Aerospace & defense	0.00	[2]
Electric utilities	0.02
Household products	0.20
Total Preferred stocks	0.22

Rights	0.00

Investment companies	0.32

US government obligations	8.42

Corporate notes
Airplanes	0.03
Auto manufacturers	0.18
Banking non-US	1.08
Banking US	0.06
Beverage	0.09
Building materials	0.17
Chemicals	0.11
Commercial services	0.08
Consulting services	0.05
Diversified banking institution	1.04
Diversified financial services	0.40
Diversified operations	0.10
Electric-generation	0.09
Electric-integrated	0.55
Energy-alternate sources	0.05
Engineering & construction	0.04
Finance-auto loans	0.15
Finance-consumer loans	0.04
Food-misc/diversified	0.03
Food-retail	0.14
Gas-distribution	0.13
Household products	0.08
Insurance	0.11
Insurance-life	0.02
Investment companies	0.03
Life/health insurance	0.06
Machinery-general industrial	0.05
Money center banks	0.30
Multi-line insurance	0.20
Multimedia	0.03
Oil & gas	0.18
Paper & forest products	0.02
Publishing-books	0.01
Reinsurance	0.05
REITS-diversified	0.13
Retail-discount	0.02
Retail-major department store	0.11
Rubber-tires	0.03
Satellite telecommunications	0.06
Security services	0.03
Steel-producers	0.10
Telecommunications	0.62
Tobacco	0.17
Transactional software	0.03
Transportation	0.03
Water	0.15
Total corporate notes	7.23

PACE Select Advisors Trust

PACE Alternative Strategies Investment

Industry diversification (unaudited)1

As a percentage of net assets as of April 30, 2012

Non-US government obligations	3.07

Short-term corporate obligation	1.56

Time deposits	8.15

Short-term US government obligations	17.87

Repurchase agreement	9.11

Options & swaptions
Call options & swaptions purchased	0.65
Put options & swaptions purchased	0.32
Total options & swaptions	0.97

Investments sold short
Common stocks
Automobiles	(0.01)
Biotechnology	(0.20)
Chemicals	(0.03)
Commercial banks	(0.06)
Construction & engineering	(0.05)
Distributors	(0.07)
Diversified financial services	(0.31)
Diversified telecommunication services	(0.41)
Electric utilities	(0.15)
Electronic equipment, instruments & components	(0.03)
Energy equipment & services	(0.01)
Food & staples retailing	(0.53)
Household durables	(0.02)
Industrial conglomerates	(0.32)
Insurance	(0.31)
Internet software & services	(0.05)
Machinery	(0.25)
Metals & mining	(0.07)
Multi-utilities	(0.03)
Oil, gas & consumable fuels	(1.02)
Transportation infrastructure	(0.19)
Wireless telecommunication services	(0.15)
Total investments sold short	(4.27)
Other assets in excess of liabilities	6.14
Net assets	100.00%

1  Figures represent the industry breakdown of direct investments of PACE Alternative Strategies Investments. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

2  Weighting represents less than 0.005% of the Portfolio’s net assets as of April 30, 2012.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—41.21%
Antigua and Barbuda—0.01%
Sinovac Biotech Ltd.*	15,400	33,264

Argentina—0.01%
YPF SA, ADR	4,245	61,892

Australia—0.76%
Asciano Ltd.	1,394	6,870
Brambles Ltd.	81,184	611,583
CFS Retail Property Trust	498,937	1,000,745
Energy Resources of Australia Ltd.*	34,814	58,402
GrainCorp Ltd.	2,908	27,967
Incitec Pivot Ltd.	20,630	70,290
Karoon Gas Australia Ltd.*	8,103	54,457
OneSteel Ltd.	142,987	194,426
Santos Ltd.	71,083	1,038,390
SP Ausnet	463,229	533,341
TABCORP Holdings Ltd.	106,793	319,353
Total Australia common stocks		3,915,824

Austria—0.11%
Oesterreichische Post AG	15,724	557,812

Belgium—0.30%
Ageas	105,270	191,601
AGFA-Gevaert N.V.*	30,718	67,091
Delhaize Group	2,185	106,364
Groupe Bruxelles Lambert SA	976	67,710
UCB SA	3,688	172,255
Umicore SA	17,372	942,693
Total Belgium common stocks		1,547,714

Bermuda—0.40%
Arch Capital Group Ltd.*	24,440	960,003
Asian Citrus Holdings Ltd.	66,391	39,705
Bunge Ltd.	1,720	110,940
Catlin Group Ltd.	21,578	147,780
Cheung Kong Infrastructure Holdings Ltd.	21,700	128,796
China Green (Holdings) Ltd.	20,297	5,939
Clear Media Ltd.*	79,000	48,162
Cosan Ltd., Class A	3,226	44,648
Esprit Holdings Ltd.	48,500	100,017
First Pacific Co. Ltd.	246,000	267,286
Huabao International Holdings Ltd.[1,2]	370,750	133,470

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Bermuda—(concluded)
Kunlun Energy Co. Ltd.	42,000	74,054
Total Bermuda common stocks		2,060,800

Brazil—0.14%
Banco Santander Brasil SA, ADS	35,654	287,728
Cia de Saneamento Basico do Estado de Sao Paulo	5,500	215,943
JBS SA*	2,159	8,495
Petroleo Brasileiro SA, ADR	2,700	63,558
SLC Agricola SA	2,878	28,445
Tractebel Energia SA	5,700	98,232
Total Brazil common stocks		702,401

Canada—2.32%
Advantage Oil & Gas Ltd.*	19,600	61,507
Agrium, Inc.	1,301	114,605
Alimentation Couche Tard, Inc., Class B	36,900	1,600,612
Canadian National Railway Co.	1,468	125,275
Canadian Natural Resources Ltd.	4,642	161,310
Canadian Tire Corp. Ltd., Class A	7,600	531,542
Cenovus Energy, Inc.	12,437	451,350
Empire Co. Ltd.	8,600	506,154
Enbridge, Inc.	3,680	154,189
Encana Corp.	7,400	154,989
Genworth MI Canada, Inc.	14,500	301,346
George Weston Ltd.	21,300	1,361,208
H&R Real Estate Investment Trust	8,000	197,601
IAMGOLD Corp.	56,500	700,638
Industrial Alliance Insurance & Financial Services, Inc.	3,900	124,361
Magna International, Inc.	20,000	876,449
Maple Leaf Foods, Inc.	613	8,011
Nexen, Inc.	60,600	1,171,083
Northern Dynasty Minerals Ltd.*	8,700	48,439
Pacific Rubiales Energy Corp.	1,610	46,189
Painted Pony Petroleum Ltd., Class A*	7,900	63,737
Pembina Pipeline Corp.	400	12,099
PetroBakken Energy Ltd., Class A	57,200	828,020
Potash Corp. of Saskatchewan, Inc.	2,724	115,815
Progress Energy Resources Corp.	12,930	142,278
RioCan Real Estate Investment Trust	15,600	428,591
Saputo, Inc.	4,100	191,625
Suncor Energy, Inc.	22,846	754,634
Tim Hortons, Inc.	1,700	98,126
Uranium Participation Corp.*	16,600	92,591

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
Yamana Gold, Inc.	29,900	438,580
Total Canada common stocks		11,862,954

Cayman Islands—0.58%
51job, Inc., ADR*	9,255	561,964
AMVIG Holdings Ltd.	136,000	76,250
Bosideng International Holdings Ltd.	124,000	35,800
China Mengniu Dairy Co. Ltd.	244,000	754,770
China Modern Dairy Holdings Ltd.*	46,562	13,263
China ZhengTong Auto Services Holdings Ltd.*	337,500	333,209
ENN Energy Holdings Ltd.	30,900	108,726
Focus Media Holding Ltd., ADR	12,377	295,687
Giant Interactive Group, Inc., ADR	10,300	55,208
Golden Meditech Holdings Ltd.*	344,000	42,564
Intime Department Store Group Co. Ltd.	83,000	104,838
Maoye International Holdings Ltd.	458,000	109,207
MGM China Holdings Ltd.	42,400	78,585
Minth Group Ltd.	32,000	40,543
NetEase.com, Inc., ADR*	2,000	120,640
New Oriental Education & Technology Group, Inc., ADR*	1,700	45,441
Perfect World Co. Ltd., ADR	8,300	101,343
Xingda International Holdings Ltd.	170,000	74,059
Total Cayman Islands common stocks		2,952,097

China—0.09%
BBMG Corp., Class H	77,500	66,925
China Pacific Insurance Group Co. Ltd., Class H	31,400	102,594
China Shenhua Energy Co. Ltd., Class H	20,500	91,024
Dongfeng Motor Group Co. Ltd., Class H	80,000	157,759
Sinotrans Ltd., Class H	366,000	62,269
Total China common stocks		480,571

Colombia—0.07%
Almacenes Exito SA	5,603	90,926
Bancolombia SA, ADR	687	46,599
Cementos Argos SA	6,810	47,142
Ecopetrol SA, ADR	810	52,407
Grupo de Inversiones Suramericana	3,553	64,432
Interconexion Electrica SA	6,154	39,807
Inversiones Argos SA	4,007	38,652
Total Colombia common stocks		379,965

Denmark—0.25%
AP Moeller - Maersk A/S, Class B	1	7,822
H. Lundbeck A/S	2,707	54,186

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Denmark—(concluded)
Novo Nordisk A/S, Class B	8,156	1,203,040
Total Denmark common stocks		1,265,048

Finland—0.14%
Elisa Oyj	4,157	93,765
Wartsila Oyj	14,910	603,538
Total Finland common stocks		697,303

France—1.04%
Aeroports de Paris (ADP)	124	10,433
Air Liquide SA	5,481	704,988
Alcatel-Lucent*	20,164	31,068
Alten	4,579	132,923
BNP Paribas SA	5,729	230,159
Cap Gemini	6,251	244,014
Ciments Francais SA	542	34,724
Compagnie de Saint-Gobain	4,712	197,379
Devoteam SA	1,633	25,723
EDF SA	2,209	46,741
France Telecom SA	7,663	104,833
GDF Suez	8,545	196,699
GFI Informatique*	7,619	30,760
Ingenico SA	15,029	790,583
Lagardere S.C.A.	4,924	149,260
Peugeot SA	17,772	213,370
Renault SA	4,061	184,516
Sanofi	12,632	964,132
Societe Generale SA	8,489	200,691
Suez Environnement Co.	4,173	58,856
Thales SA	5,448	188,761
Total SA	8,530	407,272
Vallourec SA	72	4,330
Vinci SA	198	9,173
Vivendi	9,587	177,220
Total France common stocks		5,338,608

Germany—1.01%
Aixtron SE	3,000	54,940
Allianz SE	2,111	235,227
Asian Bamboo AG	1,026	15,109
Bayerische Motoren Werke (BMW) AG	9,940	944,846
Deutsche Lufthansa AG	15,369	200,002
Deutsche Post AG	14,567	271,881
Kabel Deutschland Holding AG*	9,751	614,392
Linde AG	6,022	1,030,692
RWE AG	831	35,722

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Salzgitter AG	2,868	149,729
SAP AG	13,174	873,491
Siemens AG	117	10,837
Suedzucker AG	24,991	760,688
Total Germany common stocks		5,197,556

Greece—0.02%
JUMBO SA	9,482	46,063
OPAP SA	5,038	45,015
Total Greece common stocks		91,078

Hong Kong—1.26%
AIA Group Ltd.	42,600	151,542
Beijing Enterprises Holdings Ltd.	18,500	103,484
BOC Hong Kong (Holdings) Ltd.	260,500	807,489
China Agri-Industries Holdings Ltd.	42,232	31,135
Dah Sing Financial Holdings Ltd.	20,000	71,791
Guangdong Investment Ltd.	314,000	231,089
HKT Trust and HKT Ltd.*	5,782	4,494
Power Assets Holdings Ltd.	307,000	2,294,987
Shanghai Industrial Holdings Ltd.	50,000	167,233
The Link REIT	623,500	2,595,690
Total Hong Kong common stocks		6,458,934

India—0.04%
Canara Bank Ltd.	5,785	47,927
Corporation Bank	7,377	57,203
Indian Overseas Bank	26,701	44,232
Karnataka Bank Ltd.	27,848	48,007
Total India common stocks		197,369

Indonesia—0.08%
PT Lippo Karawaci Tbk	4,417,500	398,947

Ireland—0.29%
Aer Lingus Group PLC*	73,536	94,906
Elan Corp. PLC, ADR*	8,605	118,663
Grafton Group PLC	27,271	120,425
Seagate Technology PLC[3]	37,700	1,159,652
Total Ireland common stocks		1,493,646

Israel—0.02%
Israel Chemicals Ltd.	3,597	41,265

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Israel—(concluded)
Orbotech Ltd.*	6,500	70,980
Total Israel common stocks		112,245

Italy—0.39%
Arnoldo Mondadori Editore SpA	19,879	29,366
Buzzi Unicem SpA*	12,859	130,810
Eni SpA	8,969	199,098
Fiat Industrial SpA	4,163	47,225
Fiat SpA	31,257	150,936
Finmeccanica SpA	18,592	79,885
Intesa Sanpaolo SpA	70,483	106,640
Italcementi SpA	14,032	88,153
Maire Tecnimont SpA	87,772	76,972
Saras SpA*	41,018	51,852
Snam SpA	172,140	818,935
UBI Banca ScpA	18,415	68,399
UniCredit SpA	40,278	160,268
Total Italy common stocks		2,008,539

Japan—4.37%
ACOM Co. Ltd.*	8,880	192,526
Aeon Delight Co. Ltd.	4,500	104,778
Aizawa Securities Co. Ltd.	15,700	35,396
Alfresa Holdings Corp.	1,200	55,536
Alpha Systems, Inc.	3,800	54,925
Amada Co. Ltd.	15,300	104,632
Benesse Holdings, Inc.	2,215	109,862
Cawachi Ltd.	4,900	118,143
Central Japan Railway Co.	229	1,904,509
Chubu Steel Plate Co. Ltd.	6,900	38,890
Daiichi Sankyo Co. Ltd.	11,900	204,792
Daito Trust Construction Co. Ltd.	5,900	532,803
DeNA Co. Ltd.	5,800	181,831
Don Quijote Co. Ltd.	1,900	69,894
Doshisha Co. Ltd.	1,300	37,955
DTS Corp.	6,800	92,921
Eisai Co. Ltd.	4,300	168,036
en-japan, inc.	43	59,836
Exedy Corp.	4,000	113,126
FamilyMart Co. Ltd.	1,500	66,884
FUJIFILM Holdings Corp.	8,900	190,284
Fujimi, Inc.	5,800	73,880
Gendai Agency, Inc.	37	42,311
Gree, Inc.	20,600	554,993
Hankyu Hanshin Holdings, Inc.	3,246	15,165
Hokuhoku Financial Group, Inc.	4,000	7,014

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Hosiden Corp.	17,100	114,371
Idemitsu Kosan Co. Ltd.	4,800	443,687
Inpex Corp.	52	345,190
Japan Digital Laboratory Co. Ltd.	5,200	56,598
Japan Petroleum Exploration Co. Ltd.	3,200	146,894
JX Holdings, Inc.	25,800	146,385
K’s Holdings Corp.	6,250	187,876
Kakaku.com, Inc.	1,400	43,452
KDDI Corp.	251	1,650,489
Komatsu Ltd.	490	14,208
Komori Corp.	12,000	105,210
Konami Corp.	59,200	1,727,655
Meitec Corp.	5,100	105,143
Mimasu Semiconductor Industry Co. Ltd.	9,400	86,653
Miraial Co. Ltd.	4,700	85,064
Mitsubishi Corp.	453	9,890
Mitsubishi Electric Corp.	8,900	78,811
Mitsubishi Gas Chemical Co., Inc.	18,000	118,587
Mitsubishi Materials Corp.	230,000	691,383
Mitsubishi UFJ Financial Group, Inc.	84,000	407,164
Mitsui Fudosan Co. Ltd.	25,000	462,488
NAMCO BANDAI Holdings, Inc.	132,100	1,899,434
Next Co. Ltd.	14,300	70,748
Nichii Gakkan Co.	3,000	41,145
Nippon Yusen Kabushiki Kaisha	2,258	6,731
Nishimatsuya Chain Co. Ltd.	12,900	108,092
Nissan Motor Co. Ltd.	13,200	138,216
Nitto Denko Corp.	2,600	107,791
NSD Co. Ltd.	12,000	99,349
OJI Paper Co. Ltd.	15,000	68,950
Olympus Corp.*	500	7,891
Ono Pharmaceutical Co. Ltd.	2,500	141,533
OPT, Inc.	39	47,675
Oracle Corp. Japan	8,000	309,619
Osaka Gas Co. Ltd.	17,200	69,584
Pal Co. Ltd.	2,500	118,988
Pigeon Corp.	975	38,956
Point, Inc.	2,670	98,620
Pola Orbis Holdings, Inc.	4,600	140,293
Proto Corp.	1,900	65,681
Rakuten, Inc.	41	45,704
Roland Corp.	8,200	80,316
Ryohin Keikaku Co. Ltd.	600	32,615
Sega Sammy Holdings, Inc.	9,600	201,403
Seino Holdings Co. Ltd.	9,000	62,563
Sekisui House Ltd.	2,000	18,662
Septeni Holdings Co. Ltd.	31	28,810

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Seven & I Holdings Co. Ltd.	27,200	825,471
Seven Bank Ltd.	2,400	5,952
Shin-Etsu Polymer Co. Ltd.	17,200	81,864
Shinkawa Ltd.	15,400	82,748
Shinko Electric Industries Co. Ltd.	15,100	142,414
Shionogi & Co. Ltd.	12,200	159,682
Simplex Holdings, Inc.	183	64,637
SMC Corp.	920	154,524
Softbank Corp.	24,700	741,248
Sohgo Security Services Co. Ltd.	9,700	111,895
Stanley Electric Co. Ltd.	4,900	75,550
Sumitomo Corp.	7,500	107,089
Sumitomo Metal Mining Co. Ltd.	8,000	105,812
Sumitomo Mitsui Financial Group, Inc.	27,000	873,848
T&D Holdings, Inc.	12,200	132,482
Taisho Pharmaceutical Holdings Co. Ltd.	2,400	191,784
The Eighteenth Bank Ltd.	10,000	28,181
The Higashi-Nippon Bank Ltd.	10,000	21,543
The Oita Bank Ltd.	21,000	59,970
The Tochigi Bank Ltd.	17,000	58,342
The Yamanashi Chuo Bank Ltd.	13,000	54,221
Toei Animation Co. Ltd.	1,200	28,602
Tokai Rika Co. Ltd.	6,300	117,888
Tokio Marine Holdings, Inc.	4,900	126,366
Tokyo Electron Ltd.	3,200	178,557
Tokyo Seimitsu Co. Ltd.	3,600	74,354
TonenGeneral Sekiyu KK	57,000	535,446
Toyoda Gosei Co. Ltd.	6,100	125,606
Toyota Boshoku Corp.	9,100	112,496
Toyota Tsusho Corp.	571	11,393
Tri-Stage, Inc.	3,400	38,454
Tsuruha Holdings, Inc.	800	48,096
Yamato Holdings Co. Ltd.	35,600	551,568
Yamato Kogyo Co. Ltd.	4,000	114,429

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Zuken, Inc.	6,200	49,233
Total Japan common stocks		22,399,234

Jersey—0.12%
Shire PLC	18,877	615,773

Luxembourg—0.01%
Adecoagro SA*	3,103	27,679

Malaysia—0.09%
UEM Land Holdings Bhd*	667,600	443,449

Marshall Islands—0.07%
Scorpio Tankers, Inc.*	52,715	356,881

Mauritius—0.04%
Golden Agri-Resources Ltd.	325,804	193,508

Netherlands—0.50%
ASML Holding N.V.	8,994	457,642
Delta Lloyd N.V.	2,323	39,160
European Aeronautic Defense and Space Co.	6,545	258,392
ING Groep N.V.*	32,260	227,477
Koninklijke Philips Electronics N.V.	14,597	289,831
LyondellBasell Industries N.V., Class A3	29,300	1,224,154
TNT Express N.V.	769	9,324
Wolters Kluwer N.V.	3,599	62,122
Total Netherlands common stocks		2,568,102

New Zealand—0.37%
Telecom Corp. of New Zealand Ltd.	889,929	1,913,954

Norway—0.20%
DNB ASA	79,242	854,320
Storebrand ASA	16,566	74,451

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Norway—(concluded)
Telenor ASA	5,045	92,738
Total Norway common stocks		1,021,509

Papua New Guinea—0.10%
Oil Search Ltd.	70,307	538,434

Portugal—0.17%
Galp Energia SGPS SA, B Shares	54,841	863,131

Russia—1.36%
Gazprom, ADR	186,051	2,134,005
LUKOIL, ADR	28,600	1,754,610
Mining and Metallurgical Co. Norilsk Nickel, ADR	37,076	657,728
Rosneft Oil Co., GDR[4]	123,200	879,032
Sberbank of Russia, ADR	64,250	829,467
Uralkali, GDR[4]	11,000	416,350
VTB Bank OJSC, GDR*,4	65,700	275,349
Total Russia common stocks		6,946,541

Singapore—0.99%
Ascendas Real Estate Investment Trust (A-REIT)	1,382,000	2,322,877
Avago Technologies Ltd.[3]	19,200	662,016
ComfortDelGro Corp. Ltd.	180,000	222,546
First Resources Ltd.	22,354	33,960
Flextronics International Ltd.*	1,958	13,040
Hutchison Port Holdings Trust	13,000	9,815
Jardine Cycle & Carriage Ltd.	2,000	76,234
Olam International Ltd.	7,815	14,335
Singapore Telecommunications Ltd.	171,000	429,746
StarHub Ltd.	423,000	1,090,400
UOL Group Ltd.	35,000	127,838
Wilmar International Ltd.	11,309	44,505
Total Singapore common stocks		5,047,312

South Africa—0.02%
Raubex Group Ltd.	45,562	84,168

South Korea—0.59%
Daewoo International Corp.	1,480	42,955
Daum Communications Corp.	1,705	159,920
GS Holdings Corp.	901	47,516
GS Home Shopping, Inc.	1,146	112,661
Hana Financial Group, Inc.	9,937	341,602
Himart Co. Ltd.[1,2]	1,443	74,568
Hyundai Home Shopping Network Corp.	1,923	234,818

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
Hyundai Mobis	1,677	456,301
KB Financial Group, Inc.	6,200	211,216
KT Corp., ADR	8,980	115,393
KT&G Corp.	876	60,150
LG Corp.	1,345	68,552
LIG Insurance Co. Ltd.	3,060	63,630
Lotte Shopping Co. Ltd.	286	88,827
Samsung Electronics Co. Ltd.	462	568,238
Samsung Fire & Marine Insurance Co. Ltd.	476	90,978
SK Telecom Co. Ltd.	2,328	278,093
Total South Korea common stocks		3,015,418

Spain—0.22%
ACS, Actividades de Contruccion y Servicios SA	246	4,510
Almirall SA	13,152	112,812
Grifols SA*	29,486	742,558
Grifols SA, Class B*	3,309	61,760
International Consolidated Airlines Group SA*	66,536	190,479
Total Spain common stocks		1,112,119

Sweden—0.53%
Lundin Petroleum AB*	27,760	552,202
Sandvik AB	580	9,190
Swedbank AB, A Shares	50,758	840,517
Swedish Match AB	18,272	742,700
Volvo AB, B Shares	40,625	563,321
Total Sweden common stocks		2,707,930

Switzerland—0.68%
ABB Ltd.	530	9,658
ACE Ltd.	5,950	452,022
Adecco SA*	4,160	202,580
Aryzta AG	41,539	2,091,481
Geberit AG	67	14,165
Micronas Semiconductor Holding AG	10,186	109,979
Roche Holding Genusschein AG	1,813	331,180
Swiss Re AG	2,854	178,915
Syngenta AG	195	68,470
Total Switzerland common stocks		3,458,450

Taiwan—0.05%
Taiwan Semiconductor Manufacturing Co. Ltd.	14,000	41,604
Wistron Corp.	52,000	78,066

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Taiwan—(concluded)
WPG Holdings Ltd.	117,000	159,827
Total Taiwan common stocks		279,497

United Kingdom—2.66%
AstraZeneca PLC	7,229	316,704
Aveva Group PLC	13,359	361,194
BAE Systems PLC	35,809	171,554
Barclays PLC	54,794	194,079
BG Group PLC	50,377	1,185,883
BP PLC	418,419	3,021,782
Burberry Group PLC	24,057	579,775
Cookson Group PLC	68,020	800,877
Croda International PLC	29,409	1,065,286
CSR PLC	25,817	96,660
easyJet PLC	13,380	107,678
Hays PLC	74,035	107,295
Home Retail Group PLC	70,172	121,398
Imperial Tobacco Group PLC	4,134	165,311
Lloyds Banking Group PLC*	893,475	449,651
Logica PLC	124,744	157,706
Michael Page International PLC	50,973	343,801
Mothercare PLC	37,414	103,678
National Grid PLC	14,144	152,761
Paragon Group of Cos. PLC	27,199	79,454
Persimmon PLC	14,654	149,470
Redrow PLC*	37,125	74,108
Rolls-Royce Holdings PLC*	33,477	447,406
Royal Dutch Shell PLC, A Shares	1,074	38,224
Severn Trent PLC	5,123	140,509
SIG PLC	70,183	119,937
SSE PLC	4,740	101,618
Telecity Group PLC*	78,907	1,033,429
The Weir Group PLC	20,886	577,925
Thomas Cook Group PLC	143,081	52,246
Tui Travel PLC	15,684	48,616
Tullow Oil PLC	37,927	944,203
Xstrata PLC	17,408	332,661
Total United Kingdom common stocks		13,642,879

United States—18.74%
3M Co.	509	45,484
ACCO Brands Corp.*	74,500	785,975
ACCO Brands Corp.	2,300	24,265
Acuity Brands, Inc.	14,872	826,437
Aetna, Inc.[3]	36,400	1,603,056

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
AGCO Corp.*	182	8,476
Alleghany Corp.*	3,485	1,195,006
Altera Corp.	13,965	496,735
AmerisourceBergen Corp.[3]	26,600	989,786
Amgen, Inc.[3]	1,900	135,109
Anadarko Petroleum Corp.	7,370	539,558
Apple, Inc.*	2,743	1,602,570
Arbitron, Inc.	44,750	1,702,737
Archer-Daniels-Midland Co.	3,340	102,972
Arthur J. Gallagher & Co.	15,407	578,687
Assurant, Inc.	1,300	52,442
AT&T, Inc.	2,600	85,566
AutoZone, Inc.*,3	6,200	2,456,192
Ball Corp.	1,882	78,592
Bank of America Corp.	10,057	81,562
Baxter International, Inc.	12,884	713,902
Beam, Inc.	13,513	767,268
Bed, Bath & Beyond, Inc.*,3	26,000	1,830,140
Belden, Inc.	36,700	1,276,426
Berkshire Hathaway, Inc., Class B*	5,900	474,655
BMC Software, Inc.*,3	33,900	1,398,714
BorgWarner, Inc.*	12,620	997,485
Calpine Corp.*	60,044	1,125,825
Cardinal Health, Inc.	100	4,227
Carlisle Cos., Inc.	32,700	1,800,462
Caterpillar, Inc.	595	61,148
Celgene Corp.*	10,609	773,608
CF Industries Holdings, Inc.[3]	3,869	746,949
Chevron Corp.	1,762	187,759
Citigroup, Inc.	24,988	825,604
Coach, Inc.[3]	22,000	1,609,520
ConAgra Foods, Inc.[3]	32,700	844,314
ConocoPhillips[3]	7,000	501,410
Corn Products International, Inc.	1,228	70,070
CSX Corp.[3]	29,254	652,657
Darden Restaurants, Inc.[3]	12,600	631,008
Deere & Co.	223	18,366
Deltic Timber Corp.	6,099	372,527
Dendreon Corp.*	9,417	109,708
Diebold, Inc.	10,000	394,500
Dr. Pepper Snapple Group, Inc.[3]	15,240	618,439
eBay, Inc.*	8,866	363,949
El Paso Corp.	5,850	173,570
EMC Corp.*	31,643	892,649
Emerson Electric Co.	710	37,303
EOG Resources, Inc.	3,955	434,299
Equinix, Inc.*	4,458	732,004

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Express Scripts Holding Co.*	8,520	475,331
Exxon Mobil Corp.	8,884	767,045
Fiserv, Inc.*	24,900	1,750,221
GameStop Corp., Class A3	59,800	1,361,048
GATX Corp.	28,078	1,203,704
General Electric Co.	2,674	52,357
General Motors Co.*,3	52,300	1,202,900
Graphic Packaging Holding Co.*	8,200	43,870
Honeywell International, Inc.	910	55,201
Humana, Inc.[3]	19,600	1,581,328
J.B. Hunt Transport Services, Inc.	16,945	937,567
JPMorgan Chase & Co.	37,622	1,616,994
Kinder Morgan Management LLC*	1,741	132,580
KLA-Tencor Corp.[3]	33,300	1,736,595
Kohl’s Corp.	7,995	400,789
L-3 Communications Holdings, Inc.	221	16,252
Liberty Global, Inc., Series C*	33,950	1,627,223
Lockheed Martin Corp.	268	24,265
Lorillard, Inc.[3]	12,100	1,637,009
Lowe’s Cos., Inc.	30,028	944,981
Marathon Oil Corp.[3]	52,200	1,531,548
MasterCard, Inc., Class A	2,010	909,063
Mattel, Inc.	83,100	2,792,160
Maxim Integrated Products, Inc.	59,300	1,754,094
Mead Johnson Nutrition Co., Class A	9,220	788,863
Medicis Pharmaceutical Corp., Class A	14,514	558,354
Micron Technology, Inc.*	64,368	424,185
Monsanto Co.	15,385	1,172,029
National-Oilwell Varco, Inc.	10,451	791,768
Netflix, Inc.*,3	6,300	504,882
News Corp., Class B	42,838	849,906
NextEra Energy, Inc.	2,000	128,700
NII Holdings, Inc.*	4,743	66,378
Nordstrom, Inc.[3]	30,000	1,675,800
Norfolk Southern Corp.[3]	27,200	1,983,696
Occidental Petroleum Corp.	10,720	977,878
ON Semiconductor Corp.*	101,518	838,539
Penn National Gaming, Inc.*	16,557	744,734
Pfizer, Inc.	33,043	757,676
PG&E Corp.	2,350	103,823
Pinnacle West Capital Corp.[3]	17,700	855,795
Polycom, Inc.*	36,305	481,767
Post Holdings, Inc.*	13,500	401,625
priceline.com, Inc.*	1,455	1,106,993
QUALCOMM, Inc.	19,797	1,263,840
R.R. Donnelley & Sons Co.[3]	32,600	407,826
Ralcorp Holdings, Inc.*	11,600	844,596

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Range Resources Corp.	5,191	346,032
Raytheon Co.	722	39,089
Safeway, Inc.[3]	76,900	1,563,377
SEACOR Holdings, Inc.*	6,150	571,519
Silgan Holdings, Inc.	2,500	109,675
Smithfield Foods, Inc.*	741	15,531
Sohu.com, Inc.*	3,714	191,531
Starbucks Corp.	12,902	740,317
Stryker Corp.	10,769	587,664
Superior Energy Services, Inc.*,3	15,900	428,028
The Boeing Co.	13,457	1,033,498
The Dow Chemical Co.	409	13,857
The Estee Lauder Cos., Inc., Class A	13,476	880,657
The Goldman Sachs Group, Inc.	2,490	286,724
The Home Depot, Inc.	15,008	777,264
The Mosaic Co.	2,053	108,439
The Williams Cos., Inc.	4,220	143,607
Time Warner Cable, Inc.[3]	21,975	1,767,889
Titan International, Inc.	568	16,410
UGI Corp.	3,770	110,009
Union Pacific Corp.	629	70,725
United Parcel Service, Inc., Class B	6,785	530,180
United Technologies Corp.	614	50,127
US Bancorp	19,874	639,347
Viacom, Inc., Class B3	37,100	1,721,069
Virgin Media, Inc.	22,906	562,571
Visa, Inc., Class A Shares	4,514	555,132
Walter Energy, Inc.	6,353	421,267
Watson Pharmaceuticals, Inc.*,3	15,300	1,153,008
Websense, Inc.*	11,100	230,214
Wells Fargo & Co.	72,811	2,434,072
Western Union Co.	12,542	230,522
Weyerhaeuser Co.	495	10,078
Whiting Petroleum Corp.*	4,154	237,609
Wisconsin Energy Corp.	2,870	105,731

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Zep, Inc.	12,200	173,850
Total United States common stocks		95,972,069
Total common stocks (cost—$196,206,277)		211,022,604

Preferred stocks—0.22%
Brazil—0.02%
Companhia Paranaense de Energia	4,000	101,335

Germany—0.20%
Henkel AG & Co. KGaA	13,815	1,027,725

United Kingdom—0.00%
Rolls-Royce Holdings PLC*,1,2	3,548,562	5,759
Total preferred stocks (cost—$951,455)		1,134,819

Number of rights
Rights
United Kingdom—0.00%
Redrow, expires 05/14/12[1,2] (cost—$0)	5,569	0

	Number of shares
Investment companies—0.32%
United States—0.32%
Financial Select Sector SPDR Fund	51,054	787,252
Health Care Select Sector SPDR Fund	17,278	648,098
iShares Nasdaq Biotechnology Index Fund	1,733	217,301
Total investment companies (cost—$1,563,232)		1,652,651

	Face amount[5]
US government obligations—8.42%
US Treasury Inflation Index Bonds (TIPS)
1.750%, due 01/15/28	2,634,908	3,246,702
2.000%, due 01/15/26	713,359	899,836
2.125%, due 02/15/40	2,018,908	2,762,433
2.125%, due 02/15/41	808,692	1,111,572
2.375%, due 01/15/25	2,271,514	2,964,149
2.375%, due 01/15/27	790,125	1,044,817
3.375%, due 04/15/32	384,726	607,266
3.875%, due 04/15/29	2,666,874	4,235,746
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/16	2,615,275	2,772,192
0.500%, due 04/15/15	3,020,893	3,198,370
0.625%, due 04/15/13	4,103,180	4,182,679
1.125%, due 01/15/21	767,948	880,741
1.250%, due 07/15/20	3,163,637	3,677,481
1.375%, due 07/15/18	6,600,667	7,649,552
1.625%, due 01/15/15	1,034,760	1,124,250

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[5]		Value ($)
US government obligations—(concluded)
2.375%, due 01/15/17		2,351,186	2,769,625
Total US government obligations (cost—$40,930,955)			43,127,411

Corporate notes—7.23%
Australia—0.05%
Australia & New Zealand Banking Group Ltd.
3.750%, due 03/10/17	EUR	80,000	112,303
Santos Finance Ltd.
8.250%, due 09/22/70[6]	EUR	100,000	128,730
Total Australia corporate notes			241,033

Belgium—0.02%
Anheuser-Busch InBev SA
6.570%, due 02/27/14	EUR	75,000	108,746

Cayman Islands—0.10%
Hutchison Whampoa Finance 09 Ltd.
4.750%, due 11/14/16	EUR	150,000	217,517
IPIC GMTN Ltd.
4.875%, due 05/14/16[4]	EUR	100,000	142,629
Thames Water Utilities Ltd.
3.250%, due 11/09/16	EUR	100,000	140,016
Total Cayman Islands corporate notes			500,162

Czech Republic—0.06%
CEZ AS
4.500%, due 06/29/20	EUR	200,000	294,057

Denmark—0.25%
AP Moeller - Maersk A/S
4.875%, due 10/30/14	EUR	120,000	168,703
Carlsberg Breweries A/S
6.000%, due 05/28/14	EUR	100,000	144,311
Danske Bank A/S
4.100%, due 03/16/18[6]	EUR	60,000	76,245
4.750%, due 06/04/14	EUR	200,000	278,413
Dong Energy A/S
4.875%, due 05/07/14	EUR	160,000	226,448
7.750%, due 06/01/3010[6]	EUR	75,000	106,211
TDC A/S
4.375%, due 02/23/18[4]	EUR	200,000	292,696
Total Denmark corporate notes			1,293,027

Finland—0.03%
Teollisuuden Voima OYJ
4.625%, due 02/04/19	EUR	100,000	143,698

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[5]		Value ($)
Corporate notes—(continued)
France—1.53%
Aeroports de Paris
3.875%, due 02/15/22	EUR	100,000	140,490
Alstom SA
4.000%, due 09/23/14	EUR	200,000	276,786
Areva SA
3.875%, due 09/23/16	EUR	200,000	263,099
ASF
7.375%, due 03/20/19	EUR	150,000	250,893
AXA SA
5.250%, due 04/16/40[6]	EUR	200,000	215,217
BNP Paribas SA
3.000%, due 02/24/17	EUR	150,000	200,739
4.730%, due 04/12/16[6,7]	EUR	100,000	99,039
Bouygues SA
3.641%, due 10/29/19	EUR	100,000	136,714
Casino Guichard-Perrachon SA
4.379%, due 02/08/17	EUR	350,000	487,231
Cie de St-Gobain
4.500%, due 09/30/19	EUR	140,000	199,284
Cie Financiere et Industrielle des Autoroutes
5.000%, due 05/24/21	EUR	100,000	148,014
CNP Assurances
6.875%, due 09/30/41[6]	EUR	100,000	98,397
Credit Agricole SA
3.000%, due 07/20/15	EUR	100,000	134,414
3.875%, due 02/13/19	EUR	200,000	262,665
3.900%, due 04/19/21	EUR	100,000	105,094
Electricite de France
3.875%, due 01/18/22	EUR	100,000	138,410
6.250%, due 01/25/21	EUR	300,000	488,584
Eutelsat SA
5.000%, due 01/14/19	EUR	200,000	294,865
France Telecom SA
3.375%, due 09/16/22	EUR	100,000	134,235
8.125%, due 01/28/33		100,000	190,732
GDF Suez
3.500%, due 10/18/22	EUR	100,000	138,288
Lafarge SA
8.875%, due 05/27/14[8]	EUR	120,000	173,140
Lagardere SCA
4.875%, due 10/06/14	EUR	100,000	136,292
PPR
3.750%, due 04/08/15	EUR	394,000	550,655
RCI Banque SA
3.250%, due 01/17/14[4]	EUR	180,000	241,209
4.000%, due 01/25/16	EUR	50,000	66,808
4.000%, due 12/02/13	EUR	140,000	189,760

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[5]		Value ($)
Corporate notes—(continued)
France—(concluded)
Societe Fonciere Lyonnaise SA
4.625%, due 05/25/16	EUR	100,000	134,754
Societe Generale SA
2.500%, due 01/15/14[4]		160,000	157,286
3.750%, due 08/21/14	EUR	150,000	205,028
4.750%, due 03/02/21	EUR	200,000	278,193
9.375%, due 09/12/15[6,7]	EUR	100,000	121,952
Suez Environnement Co.
4.125%, due 06/24/22	EUR	50,000	72,645
4.820%, due 09/12/15[6,7]	EUR	100,000	124,428
Unibail-Rodamco SE
3.375%, due 03/11/15	EUR	180,000	248,633
Veolia Environnement SA
4.625%, due 03/30/27	EUR	100,000	134,396
Vinci SA
3.375%, due 03/30/20	EUR	200,000	266,454
Vivendi SA
4.250%, due 12/01/16	EUR	50,000	69,503
4.750%, due 07/13/21	EUR	200,000	272,292
Total France corporate notes			7,846,618

Germany—0.14%
Evonik Industries AG
7.000%, due 10/14/14	EUR	100,000	148,363
RWE AG
4.625%, due 09/28/15[6,7]	EUR	75,000	94,490
Thyssenkrupp AG
8.000%, due 06/18/14	EUR	220,000	321,820
Volkswagen Leasing GmbH
2.750%, due 07/13/15	EUR	100,000	137,281
Total Germany corporate notes			701,954

Ireland—0.24%
Banesto Financial Product PLC
4.000%, due 05/08/12	EUR	60,000	79,438
Bord Gais Eireann
5.750%, due 06/16/14	EUR	100,000	135,679
FGA Capital Ireland PLC
4.000%, due 03/28/13	EUR	100,000	132,701
5.250%, due 02/28/14	EUR	100,000	134,687
GE Capital European Funding
2.000%, due 02/27/15	EUR	60,000	80,088
3.750%, due 04/04/16	EUR	350,000	493,594
6.000%, due 01/15/19	EUR	50,000	78,535
LeasePlan Finance N.V.
3.750%, due 03/18/13	EUR	60,000	80,549

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[5]		Value ($)
Corporate notes—(continued)
Ireland—(concluded)
The Governor & Co. of the Bank of Ireland
4.625%, due 04/08/13	EUR	20,000	25,415
Total Ireland corporate notes			1,240,686

Italy—0.42%
Assicurazioni Generali SpA MTN
5.125%, due 09/16/24	EUR	50,000	63,777
Banco Popolare SC
4.000%, due 04/06/13	EUR	200,000	262,692
Enel SpA
5.250%, due 01/14/15	EUR	460,000	641,353
ENI SpA
3.500%, due 01/29/18	EUR	50,000	68,086
Intesa Sanpaolo SpA
3.375%, due 01/19/15	EUR	200,000	260,166
5.000%, due 02/28/17	EUR	100,000	131,444
5.750%, due 05/28/18[6]	EUR	150,000	179,196
Telecom Italia Capital SA
5.250%, due 11/15/13		120,000	122,100
Telecom Italia SpA
8.250%, due 03/21/16	EUR	110,000	165,183
UniCredit SpA
4.250%, due 07/31/18	EUR	100,000	133,860
5.250%, due 04/30/23[4]	EUR	100,000	137,149
Total Italy corporate notes			2,165,006

Jersey—0.11%
ASIF III Jersey Ltd.
4.750%, due 09/11/13	EUR	150,000	203,684
BAA Funding Ltd.
4.125%, due 10/12/16	EUR	50,000	69,970
4.375%, due 01/25/17	EUR	100,000	140,751
HSBC Capital Funding LP
5.130%, due 03/29/16[6,7]	EUR	120,000	141,371
Total Jersey corporate notes			555,776

Luxembourg—0.15%
ArcelorMittal
8.250%, due 06/03/13	EUR	125,000	175,888
Fiat Finance & Trade Ltd. SA
9.000%, due 07/30/12	EUR	60,000	80,669
Fiat Industrial Finance Europe SA
6.250%, due 03/09/18	EUR	100,000	132,537
Gazprom (Gaz Capital SA)
8.125%, due 02/04/15		100,000	149,743
Talanx Finanz Luxembourg SA
8.367%, due 06/15/42[6]	EUR	100,000	133,032

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[5]		Value ($)
Corporate notes—(continued)
Luxembourg—(concluded)
Wind Acquisition Finance SA
7.375%, due 02/15/18[4]	EUR	100,000	120,457
Total Luxembourg corporate notes			792,326

Mexico—0.05%
America Movil SAB de C.V.
4.125%, due 10/25/19	EUR	200,000	288,037

Netherlands—1.05%
ABB Finance BV
2.625%, due 03/26/19	EUR	150,000	201,743
ABN Amro Bank N.V.
4.250%, due 04/11/16	EUR	300,000	422,894
6.375%, due 04/27/21	EUR	100,000	129,257
Allianz Finance II BV
4.750%, due 07/22/19	EUR	50,000	75,481
5.750%, due 07/08/41[6]	EUR	200,000	247,066
6.125%, due 05/31/22[6]	EUR	150,000	198,952
BMW Finance N.V.
4.000%, due 09/17/14	EUR	200,000	281,413
Conti-Gummi Finance BV
7.500%, due 09/15/17[4]	EUR	100,000	138,989
Daimler International Finance BV
7.875%, due 01/16/14	EUR	200,000	294,007
Deutsche Telekom International Finance BV
6.000%, due 01/20/17	EUR	200,000	311,096
E.ON International Finance BV
4.875%, due 01/28/14	EUR	150,000	211,134
5.250%, due 09/08/15	EUR	40,000	59,631
ELM BV (Swiss Reinsurance Co.)
5.252%, due 05/25/16[6,7]	EUR	100,000	113,772
Elsevier Finance (ELM BV)
6.500%, due 04/02/13	EUR	50,000	69,206
Eureko BV
7.375%, due 06/16/14	EUR	100,000	144,320
Heineken N.V.
2.500%, due 03/19/19	EUR	40,000	53,567
ING Bank N.V.
3.375%, due 03/03/15	EUR	120,000	164,882
4.250%, due 01/13/17	EUR	150,000	210,796
4.625%, due 03/15/19[6]	EUR	120,000	146,075
KBC IFIMA N.V.
3.875%, due 03/31/15	EUR	180,000	239,833
Koninklijke KPN N.V.
4.750%, due 01/17/17	EUR	120,000	173,588
LeasePlan Corp. N.V.
3.875%, due 09/16/15	EUR	100,000	137,677
Linde Finance BV
7.375%, due 07/14/66[6]	EUR	120,000	177,007

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[5]		Value ($)
Corporate notes—(continued)
Netherlands—(concluded)
Metro AG
4.250%, due 02/22/17	EUR	30,000	42,715
Metro Finance BV
9.375%, due 11/28/13	EUR	50,000	74,364
OI European Group BV
6.750%, due 09/15/20[4]	EUR	100,000	140,974
Rabobank Nederland
3.500%, due 10/17/18	EUR	96,000	132,532
8.375%, due 07/26/16[6,7]		110,000	113,300
RWE Finance BV
4.625%, due 07/23/14	EUR	200,000	284,313
SNS Bank N.V.
3.625%, due 07/18/13	EUR	10,000	13,287
Telefonica Europe BV
5.875%, due 02/14/33	EUR	50,000	67,644
Volkswagen International Finance NV
2.125%, due 01/19/15	EUR	98,000	132,366
Ziggo Bond Co.
8.000%, due 05/15/18[4]	EUR	120,000	171,154
Total Netherlands corporate notes			5,375,035

New Zealand—0.03%
Westpac Securities NZ Ltd.
3.875%, due 03/20/17	EUR	100,000	140,607

Norway—0.03%
DnB NOR Bank ASA
4.375%, due 02/24/21[4]	EUR	110,000	157,294

Spain—0.39%
Amadeus Capital Markets SA
4.875%, due 07/15/16	EUR	100,000	137,928
Banco Bilbao Vizcaya Argentaria SA
4.250%, due 03/30/15	EUR	200,000	268,486
BBVA Senior Finance SAU
3.250%, due 04/23/15	EUR	100,000	128,161
Gas Natural Capital Markets SA
4.125%, due 01/26/18	EUR	200,000	253,821
Iberdrola Finanzas SAU
4.750%, due 01/25/16	EUR	200,000	272,406
4.875%, due 03/04/14	EUR	100,000	137,305
Santander International Debt SAU
3.500%, due 08/12/14	EUR	300,000	391,327
Telefonica Emisiones SAU
4.797%, due 02/21/18	EUR	200,000	266,090

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[5]		Value ($)
Corporate notes—(continued)
Spain—(concluded)
5.580%, due 06/12/13	EUR	100,000	137,187
Total Spain corporate notes			1,992,711

Sweden—0.28%
Akzo Nobel Sweden Finance AB
7.750%, due 01/31/14[8]	EUR	150,000	220,614
Nordea Bank AB
3.750%, due 02/24/17	EUR	90,000	127,455
6.250%, due 09/10/18[6]	EUR	200,000	273,916
Skandinaviska Enskilda Banken AB
2.500%, due 09/01/15	EUR	100,000	135,597
Svenska Handelsbanken AB
4.375%, due 10/20/21	EUR	200,000	293,651
TeliaSonera AB
3.625%, due 02/14/24	EUR	100,000	137,044
3.875%, due 10/01/25	EUR	100,000	140,271
Volvo Treasury AB
9.875%, due 02/27/14	EUR	60,000	91,054
Total Sweden corporate notes			1,419,602

Switzerland—0.05%
Credit Suisse London
4.750%, due 08/05/19	EUR	160,000	236,741

United Kingdom—1.29%
Anglian Water Services Financing PLC
4.625%, due 10/07/13	EUR	160,000	221,657
Aviva PLC
5.250%, due 10/02/23[6]	EUR	100,000	128,147
5.700%, due 09/29/15[6,7]	EUR	70,000	73,664
Barclays Bank PLC
5.250%, due 05/27/14	EUR	175,000	247,066
6.625%, due 03/30/22[4]	EUR	120,000	151,643
BAT International Finance PLC
3.625%, due 11/09/21	EUR	200,000	278,862
BG Energy Capital PLC
3.000%, due 11/16/18	EUR	100,000	137,925
BP Capital Markets PLC
2.177%, due 02/16/16	EUR	151,000	203,433
Brambles Finance PLC
4.625%, due 04/20/18	EUR	200,000	293,917
British Telecommunications PLC
6.125%, due 07/11/14	EUR	100,000	145,149
Experian Finance PLC
4.750%, due 02/04/20	EUR	100,000	151,790
G4S International Finance PLC
2.875%, due 05/02/17	EUR	100,000	132,979
Hammerson PLC
4.875%, due 06/19/15	EUR	200,000	283,259

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[5]		Value ($)
Corporate notes—(continued)
United Kingdom—(concluded)
HSBC Bank PLC
3.125%, due 11/15/17	EUR	150,000	208,836
3.750%, due 11/30/16	EUR	100,000	143,414
HSBC Holdings PLC
6.000%, due 06/10/19	EUR	130,000	188,580
Imperial Tobacco Finance PLC
4.500%, due 07/05/18	EUR	250,000	361,951
7.250%, due 09/15/14	EUR	150,000	224,096
LBG Capital No. 2 PLC, Series 22
15.000%, due 12/21/19	EUR	100,000	158,844
Legal & General Group PLC
4.000%, due 06/08/25[6]	EUR	100,000	118,829
Lloyds TSB Bank PLC
6.250%, due 04/15/14	EUR	320,000	451,685
6.500%, due 03/24/20	EUR	140,000	158,543
Mondi Finance Ltd.
5.750%, due 04/03/17	EUR	60,000	86,108
National Grid PLC
6.500%, due 04/22/14	EUR	200,000	291,225
Nationwide Building Society
3.750%, due 01/20/15	EUR	50,000	68,507
6.750%, due 07/22/20	EUR	120,000	144,438
Rexam PLC
4.375%, due 03/15/13	EUR	110,000	148,469
Royal Bank of Scotland PLC
4.875%, due 01/20/17	EUR	370,000	509,747
6.000%, due 05/10/13	EUR	180,000	242,198
SABMiller PLC
4.500%, due 01/20/15	EUR	100,000	143,092
Tesco PLC
3.375%, due 11/02/18	EUR	100,000	139,151
United Utilities Water PLC
4.250%, due 01/24/20	EUR	50,000	73,431
WPP 2008 Ltd.
4.375%, due 12/05/13	EUR	200,000	276,328
Total United Kingdom corporate notes			6,586,963

United States—0.96%
Bank of America Corp.
4.750%, due 04/03/17	EUR	200,000	272,371
5.125%, due 09/26/14	EUR	300,000	414,671
Citigroup, Inc.
4.000%, due 11/26/15	EUR	350,000	479,651
4.750%, due 05/31/17[6]	EUR	180,000	201,335
7.375%, due 06/16/14	EUR	230,000	334,208
GE Capital Trust II
5.500%, due 09/15/67[4,6]	EUR	100,000	112,846
HSBC Finance Corp.
3.750%, due 11/04/15	EUR	100,000	137,916

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[5]		Value ($)
Corporate notes—(concluded)
United States—(concluded)
JP Morgan Chase & Co.
6.125%, due 04/01/14	EUR	400,000	574,121
JP Morgan Chase Bank N.A.
4.625%, due 05/31/17[6]	EUR	200,000	240,250
Kraft Foods, Inc.
6.250%, due 03/20/15	EUR	100,000	149,916
Merrill Lynch & Co., Inc.
4.625%, due 09/14/18	EUR	100,000	119,123
4.875%, due 05/30/14	EUR	100,000	136,800
MetLife Global Funding I
4.625%, due 05/16/17	EUR	100,000	144,255
Morgan Stanley
4.000%, due 11/17/15	EUR	405,000	536,536
4.500%, due 02/23/16	EUR	100,000	132,026
Pemex Project Funding Master Trust
6.375%, due 08/05/16[4]	EUR	160,000	240,575
SLM Corp.
3.125%, due 09/17/12	EUR	50,000	66,015
Swiss Re Treasury (US)
7.000%, due 05/19/14	EUR	100,000	146,314
The Procter & Gamble Co.
4.875%, due 05/11/27	EUR	75,000	118,824
Wachovia Corp.
4.375%, due 11/27/18	EUR	50,000	66,839
Wal-Mart Stores, Inc.
4.875%, due 09/21/29	EUR	60,000	96,974
Zurich Finance (USA), Inc.
5.750%, due 10/02/23[6]	EUR	160,000	212,872
Total United States corporate notes			4,934,438
Total corporate notes (cost—$36,542,220)			37,014,517

Non-US government obligations—3.07%
Australia—0.34%
Australia Index Linked Government Bond
4.000%, due 08/20/15	AUD	906,000	1,696,899
3.000%, due 09/20/25	AUD	23,000	31,481
Total Australia			1,728,380

Canada—0.09%
Canadian Government Bond
4.000%, due 12/01/31	CAD	273,179	466,020

Germany—0.41%
Bundesrepublik Deutschland
2.000%, due 01/04/22	EUR	320,000	439,685
2.250%, due 09/04/20	EUR	70,000	99,289
3.250%, due 07/04/21	EUR	650,000	990,990

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[5]		Value ($)
Non-US government obligations—(concluded)
Germany—(concluded)
Series 09
3.250%, due 01/04/20	250,000		380,218
Series 98
4.750%, due 07/04/28	100,000		174,304
Total Germany			2,084,486

Mexico—2.17%
Mexican Bonos
6.500%, due 06/10/21	MXN	35,200,000	2,782,314
7.500%, due 06/03/27	MXN	34,000,000	2,793,042
8.500%, due 05/31/29	MXN	31,300,000	2,794,411
10.000%, due 12/05/24	MXN	27,300,000	2,771,080
Total Mexico			11,140,847

Sweden—0.03%
Swedish Government Bond
0.250%, due 06/01/22	SEK	1,008,259	151,472

United Kingdom—0.03%
United Kingdom Gilt Inflation Linked Bond
0.125%, due 03/22/29	GBP	82,835	138,398
Total non-US government obligations (cost—$16,051,099)			15,709,603

Short-term corporate obligation—1.56%
United Kingdom—1.56%
Nationwide Building Society
0.500%, due 06/07/12	8,000,000		8,000,000
(cost—$8,000,000)

Time deposits—8.15%
Barclays Bank PLC
0.100%, due 05/01/12	6,031,115		6,031,115
BNP Paribas
0.130%, due 05/01/12	1,949,185		1,949,185
Calyon
0.180%, due 05/01/12	2,000,755		2,000,755
Danske Bank
0.050%, due 05/01/12	5,700,672		5,700,672
HSBC Bank PLC
0.040%, due 05/01/12	550,394		550,394
ING Bank N.V.
0.080%, due 05/01/12	5,929,273		5,929,273
Lloyds Bank London
0.100%, due 05/01/12	5,902,076		5,902,076
National Bank of Canada
0.100%, due 05/01/12	6,000,291		6,000,291

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Face amount[5]		Value ($)
Time deposits—(concluded)
Rabobank Nederland N.V.
0.090%, due 05/01/12	5,806,587		5,806,587
Societe Generale, Cayman Islands
0.230%, due 05/01/12	1,848,734		1,848,734
Total time deposits (cost—$41,719,082)			41,719,082

Short-term US government obligations[9]—17.87%
US Treasury Bills
0.000%, due 05/17/12	31,150,000		31,149,128
0.070%, due 06/07/12[3]	52,353,000		52,349,387
0.090%, due 06/21/12[3]	8,000,000		7,999,168
Total short-term US government obligations (cost—$91,496,746)			91,497,683

Repurchase agreement—9.11%
Repurchase agreement dated 04/30/12 with State Street Bank & Trust Co., 0.010% due 05/01/12, collateralized by $4,349,767 Federal Home Loan Mortgage Corp. obligations, 0.855% due 11/15/14, $10,158,870 US Treasury Bills, 5.500% due 08/15/28 and $28,262,080 US Treasury Notes, 2.000% to 2.625% due 11/15/20 to 11/15/21; (value—$47,602,558); proceeds: $46,668,013 (cost—$46,668,000)	46,668,000		46,668,000

	Number of contracts/Notional amount
Options & swaptions purchased—0.97%
Call options & swaptions purchased—0.79%
CBOE SPX Volatility Index, strike @ 25, expires 07/18/12	1,390		319,700
CBOE SPX Volatility Index, strike @ 25, expires 08/22/12	330		102,300
Euro Stoxx 50 Index, strike @ 2,325, expires 06/15/12	EUR	25	15,917
Euro Stoxx 50 Index, strike @ 2,500, expires 06/15/12	EUR	136	13,502
Euro Stoxx 50 Index, strike @ 2,600, expires 06/15/12	EUR	224	8,006
S&P 500 Index, strike @ 1,360, expires 06/16/12	1		5,300
S&P 500 Index, strike @ 1,365, expires 06/16/12	3		14,640
S&P 500 Index, strike @ 1,370, expires 06/16/12	8		36,240
S&P 500 Index, strike @ 1,400, expires 06/16/12	18		50,400
S&P 500 Index, strike @ 1,425, expires 05/19/12	99		53,460
S&P 500 Index, strike @ 1,530, expires 05/19/12	398		5,970

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options & swaptions purchased—(continued)
Call options & swaptions purchased—(concluded)
Kospi 200 Index, stike @ 273, expires 03/14/13	KRW	73,405,452	1,036,762
USD Call/JPY Put, strike @ JPY 82, expires 02/09/15	9,000,000		525,240
USD Call/JPY Put, strike @ JPY 86, expires 12/10/15	1,000,000		51,636
USD Call/JPY Put, strike @ JPY 88, expires 05/16/14	1,250,000		34,003
USD Call/JPY Put, strike @ JPY 94, expires 08/15/13	11,700,000		96,933
6 Month EURIBOR Interest Rate Swap, strike @ 2.600%, expires 11/01/13 (counterparty: Royal Bank of Scotland PLC; receive floating rate); underlying swap terminates 05/11/18[1]	EUR	19,150,000	858,969
6 Month EURIBOR Interest Rate Swap, strike @ 2.600%, expires 02/09/15 (counterparty: Barclays Bank PLC; receive floating rate); underlying swap terminates 02/11/20[1]	EUR	16,300,000	619,987
6 Month EURIBOR Interest Rate Swap, strike @ 2.600%, expires 12/09/13 (counterparty: Royal Bank of Scotland PLC; receive floating rate); underlying swap terminates 11/12/18[1]	EUR	2,500,000	110,988
6 Month EURIBOR Interest Rate Swap, strike @ 2.600%, expires 01/19/15 (counterparty: Royal Bank of Scotland PLC; receive floating rate); underlying swap terminates 01/21/20[1]	EUR	1,880,000	72,310
Total call options & swaptions purchased			4,032,263

Put options & swaptions purchased—0.18%
CBOE SPX Volatility Index, strike @ 19, expires 06/20/12	1,390		236,300
CBOE SPX Volatility Index, strike @ 20, expires 07/18/12	330		70,950
S&P 500 Index, strike @ 950, expires 05/19/12	199		995
S&P 500 Index, strike @ 1,275, expires 06/16/12	30		19,200
S&P 500 Index, strike @ 1,290, expires 07/21/12	63		102,690
S&P 500 Index, strike @ 1,325, expires 07/21/12	144		328,320
S&P 500 Index, strike @ 1,385, expires 06/16/12	6		15,000
S&P 500 Index, strike @ 1,395, expires 06/16/12	34		105,400
S&P 500 Index, strike @ 1,405, expires 06/16/12	3		10,440
USD Put/JPY Call, strike @ JPY 71, expires 05/16/14	1,250,000		36,528

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of contracts/ Notional amount	Value ($)
Options & swaptions purchased—(concluded)
Put options & swaptions purchased—(concluded)
Total put options & swaptions purchased		925,823
Total options & swaptions purchased (cost—$5,941,156)		4,958,086
Total investments before investments sold short (cost—$486,070,222)—98.13%		502,504,456

	Number of Shares
Investments sold short—(4.27)%
Common stocks—(4.27)%
Belgium—(0.12)%
Groupe Bruxelles Lambert SA	(6,478)	(449,412)
Solvay SA	(1,233)	(150,041)
Total Belgium common stocks		(599,453)

Canada—(0.55)%
Athabasca Oil Sands Corp.	(4,200)	(49,319)
Cameco Corp.	(40,100)	(887,367)
Ivanhoe Mines Ltd.	(31,395)	(366,437)
MEG Energy Corp.	(22,200)	(966,566)
Niko Resources Ltd.	(12,800)	(539,288)
Total Canada common stocks		(2,808,977)

Finland—(0.26)%
Sampo Oyj, A Shares	(49,754)	(1,323,774)

France—(0.31)%
Carrefour SA	(31,562)	(633,991)
Groupe Eurotunnel SA	(116,692)	(981,935)
Total France common stocks		(1,615,926)

Germany—(0.30)%
Hochtief AG	(1,926)	(112,915)
Metro AG	(44,239)	(1,427,380)
Total Germany common stocks		(1,540,295)

Hong Kong—(0.07)%
Li & Fung Ltd.	(162,000)	(346,607)

Italy—(0.03)%
A2A SpA	(247,263)	(156,974)

Japan—(0.42)%
FANUC Corp.	(7,400)	(1,259,594)
Hokkaido Electric Power Co.	(900)	(12,670)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Japan—(concluded)
IBIDEN Co. Ltd.	(7,900)	(163,165)
Senshu Ikeda Holdings, Inc.	(231,800)	(307,751)
Sharp Corp.	(16,000)	(103,407)
The Dai-ichi Life Insurance Co. Ltd.	(188)	(238,297)
Yamaha Motor Co. Ltd.	(3,900)	(52,511)
Total Japan common stocks		(2,137,395)

Netherlands—(0.33)%
Fugro N.V.	(593)	(43,220)
Koninklijke Philips Electronics N.V.	(82,735)	(1,642,745)
Total Netherlands common stocks		(1,685,965)

Portugal—(0.12)%
Jeronimo Martins, SGPS SA	(33,889)	(634,753)

Spain—(0.53)%
Ferrovial SA	(13,856)	(154,286)
Iberdrola SA	(159,691)	(743,434)
Telefonica SA	(123,116)	(1,794,286)
Total Spain common stocks		(2,692,006)

Sweden—(0.22)%
Investor AB, B Shares	(57,872)	(1,153,772)

United Kingdom—0.00%
Cairn Energy PLC	(332)	(1,852)

United States—(1.01)%
Akamai Technologies, Inc.	(8,500)	(277,100)
Alpha Natural Resources, Inc.	(50,300)	(811,339)
CIT Group, Inc.	(600)	(22,710)
Cobalt International Energy, Inc.	(24,800)	(663,648)
Level 3 Communications, Inc.	(14,000)	(322,840)
Range Resources Corp.	(19,800)	(1,319,868)
SBA Communications Corp., Class A	(14,000)	(752,360)
Vertex Pharmaceuticals, Inc.	(26,200)	(1,008,176)
Total United States common stocks		(5,178,041)
Total investments sold short (proceeds—$23,532,683)—(4.27)%		(21,875,790)
Other assets in excess of liabilities—6.14%		31,445,928
Net assets—100.00%		512,074,594

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

Gross unrealized appreciation	$24,685,591
Gross unrealized depreciation	(8,251,357)
Net unrealized appreciation	$16,434,234

Written options

					Unrealized
Number of		Expiration	Premiums	Current	appreciation
contracts	Call options written	date	received (made) ($)	value ($)	(depreciation) ($)
6	S&P 500 Index, strike @ 1,385	06/16/12	26,187	(21,450)	4,737
34	S&P 500 Index, strike @ 1,395	06/16/12	101,929	(102,000)	(71)
3	S&P 500 Index, strike @ 1,405	06/16/12	12,894	(6,960)	5,934
178	S&P 500 Index, strike @ 1,460	05/19/12	16,147	(12,104)	4,043
80	S&P 500 Index, strike @ 1,475	05/19/12	3,832	(2,960)	872
80	S&P 500 Index, strike @ 1,475	06/16/12	19,632	(21,600)	(1,968)
60	S&P 500 Index, strike @ 1,480	06/16/12	16,074	(12,600)	3,474
63	S&P 500 Index, strike @ 1,480	07/21/12	43,968	(41,580)	2,388
199	S&P 500 Index, strike @ 1,510	05/19/12	20,078	(3,980)	16,098
199	S&P 500 Index, strike @ 1,525	05/19/12	12,230	(2,985)	9,245
			272,971	(228,219)	44,752

	Put options written
161	Euro Stoxx 50 Index, strike @ 2,200	06/15/12	345,402	(114,870)	230,532
224	Euro Stoxx 50 Index, strike @ 2,450	06/15/12	227,744	(594,797)	(367,053)
40	S&P 500 Index, strike @ 1,100	06/16/12	8,391	(3,400)	4,991
60	S&P 500 Index, strike @ 1,150	06/16/12	21,754	(9,300)	12,454
298	S&P 500 Index, strike @ 1,150	05/19/12	45,201	(4,470)	40,731
438	S&P 500 Index, strike @ 1,200	05/19/12	59,658	(13,140)	46,518
40	S&P 500 Index, strike @ 1,200	06/16/12	10,116	(10,200)	(84)
144	S&P 500 Index, strike @ 1,200	07/16/12	100,364	(100,800)	(436)
63	S&P 500 Index, strike @ 1,230	07/21/12	62,868	(59,850)	3,018
1	S&P 500 Index, strike @ 1,360	06/16/12	4,498	(1,980)	2,518
3	S&P 500 Index, strike @ 1,365	06/16/12	12,294	(6,090)	6,204
8	S&P 500 Index, strike @ 1,370	06/16/12	29,983	(17,576)	12,407
18	S&P 500 Index, strike @ 1,400	06/16/12	72,162	(55,800)	16,362
			1,000,435	(992,273)	8,162
			1,273,406	(1,220,492)	52,914

Written option activity for the nine months ended April 30, 2012 was as follows:

	Number of	Premiums
	contracts	received ($)
Options outstanding at July 31, 2011	572	880,357
Options written	9,009	12,589,209
Options terminated in closing purchase transactions	(5,284)	(9,833,020)
Options expired prior to exercise	(1,897)	(2,363,140)
Options outstanding at April 30, 2012	2,400	1,273,406

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

Swaptions and foreign exchange written options

Notional				Pay/receive				Unrealized
amount				floating	Expiration	Premiums	Current	appreciation
(000)		Call options written	Counterparty	rate	date	received ($)	value ($)	(depreciation) ($)
EUR	1,000	6 Month EURIBOR Interest Rate Swap, strike @ 2.70%; terminating 11/12/23[1]	RBS	Receive	12/09/13	14,536	(51,213)	(36,677)
EUR	10,200	6 Month EURIBOR Interest Rate Swap, strike @ 2.70%; terminating 05/11/23[1]	RBS	Receive	11/01/13	389,298	(518,348)	(129,050)
EUR	1,000	6 Month EURIBOR Interest Rate Swap, strike @ 2.80%; terminating 01/21/25[1]	RBS	Receive	01/19/15	59,699	(57,942)	1,757
EUR	8,600	6 Month EURIBOR Interest Rate Swap, strike @ 2.80%; terminating 02/11/25[1]	BB	Receive	02/09/15	473,168	(496,977)	(23,809)
USD	6,700	3 Month USD LIBOR Interest Rate Swap, strike @ 2.80%; terminating 04/12/43[1]	BB	Receive	04/10/13	367,781	(377,063)	(9,282)
USD	13,400	3 Month USD LIBOR Interest Rate Swap, strike @ 2.80%; terminating 04/12/43[1]	RBS	Receive	04/10/13	792,121	(754,127)	37,994
USD	6,316	3 Month USD LIBOR Interest Rate Swap, strike @ 2.80%; terminating 04/19/43[1]	BB	Receive	04/17/13	359,065	(358,876)	189
USD	2,750	3 Month USD LIBOR Interest Rate Swap, strike @ 2.80%; terminating 04/22/43[1]	BB	Receive	04/18/13	157,850	(158,383)	(533)
USD	3,158	3 Month USD LIBOR Interest Rate Swap, strike @ 2.80%; terminating 04/22/43[1]	BB	Receive	04/18/13	182,848	(181,881)	967
USD	6,417	3 Month USD LIBOR Interest Rate Swap, strike @ 2.80%; terminating 04/22/43[1]	RBS	Receive	04/18/13	373,775	(369,579)	4,196
USD	14,159	3 Month USD LIBOR Interest Rate Swap, strike @ 2.80%; terminating 04/22/43[1]	RBS	Receive	04/18/13	824,728	(815,471)	9,257
USD	1,250	USD Call/JPY Put, strike @ JPY 88	BB	n/a	05/16/14	50,525	(34,343)	16,182
						4,045,394	(4,174,203)	(128,809)

		Put options written
USD	9,000	USD Put/JPY Call, strike @ JPY 67	RBS	n/a	02/09/15	423,000	(279,216)	143,784
USD	1,000	USD Put/JPY Call, strike @ JPY 68	RBS	n/a	12/10/15	84,275	(50,765)	33,510
USD	1,250	USD Put/JPY Call, strike @ JPY 71	BB	n/a	05/16/14	67,475	(36,332)	31,143
USD	11,700	USD Put/JPY Call, strike @ JPY 75	RBS	n/a	08/15/13	592,605	(320,349)	272,256
						1,167,355	(686,662)	480,693
						5,212,749	(4,860,865)	351,884

Swaption and foreign exchange written option activity for the nine months ended April 30, 2012 was as follows:

Premiums
received ($)
Swaption and foreign exchange written options outstanding at July 31, 2011	4,096,084
Swaption and foreign exchange written options written	8,547,991
Swaption and foreign exchange written options terminated in closing purchase transactions	(6,742,979)
Swaption and foreign exchange written options expired prior to exercise	(688,347)
Swaption and foreign exchange written options outstanding at April 30, 2012	5,212,749

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost($)	value($)	(depreciation)($)
US Treasury futures buy contracts:
216	USD	Ultra Long US Treasury Bond Futures	June 2012	34,127,796	34,087,500	(40,296)
117	USD	US Treasury Note 10 Year Futures	June 2012	15,384,830	15,476,906	92,076
Index futures buy contracts:
17	CAD	S&P TSE 60 Index Futures	June 2012	2,420,228	2,403,522	(16,706)
47	EUR	AEX Index Futures	May 2012	3,790,675	3,793,373	2,698
42	EUR	DAX Index Futures	June 2012	9,391,139	9,415,401	24,262
191	EUR	Euro STOXX 50 Index Futures	June 2012	6,182,263	5,710,706	(471,557)
4	EUR	FTSE MIB Index Futures	June 2012	377,157	379,938	2,781
35	EUR	IBEX 35 Index Futures	May 2012	3,327,504	3,183,633	(143,871)
99	GBP	FTSE 100 Index Futures	June 2012	9,284,165	9,187,506	(96,659)
22	JPY	NIKKEI 225 Index Futures	June 2012	2,679,858	2,617,571	(62,287)
50	JPY	TOPIX Index Futures	June 2012	5,089,774	5,025,362	(64,412)
33	KRW	KOSPI 200 Index Futures	June 2012	3,880,167	3,870,500	(9,667)
40	SEK	OMX 30 Index Futures	May 2012	616,472	623,201	6,729
460	USD	NASDAQ 100 Emini Index Futures	June 2012	24,345,032	25,017,100	672,068
19	USD	MSCI Taiwan Index Futures	May 2012	511,252	508,250	(3,002)
13	USD	Russell 2000 Mini Index Futures	June 2012	1,058,749	1,059,370	621
249	USD	S&P 500 E-Mini Index Futures	June 2012	17,083,546	17,350,320	266,774
19	ZAR	FTSE JSE Top 40 Index Futures	June 2012	742,384	749,664	7,280
Interest rate futures buy contracts:
47	AUD	Australian Treasury Bond 10 Year Futures	June 2012	5,862,803	5,862,700	(103)
9	CAD	Canada Government Bond 10 Year Futures	June 2012	1,191,760	1,202,945	11,185
244	EUR	German Euro Bund Futures	June 2012	44,862,236	45,564,467	702,231
65	GBP	United Kingdom Long Gilt Bond Futures	June 2012	12,087,623	12,202,673	115,050
				204,297,413	205,292,608	995,195

				Proceeds($)
US Treasury futures sell contracts:
92	USD	US Treasury Note 10 Year Futures	June 2012	12,041,937	12,169,875	(127,938)
Index futures sell contracts:
65	AUD	ASX SPI 200 Index Futures	June 2012	7,183,774	7,438,430	(254,656)
16	CHF	Swiss Market Index Futures	June 2012	1,088,123	1,070,545	17,578
13	EUR	AEX Index Futures	May 2012	1,052,861	1,049,231	3,630
39	EUR	CAC 40 Index Futures	May 2012	1,611,467	1,631,400	(19,933)
109	EUR	Euro STOXX 50 Index Futures	June 2012	3,503,456	3,258,990	244,466
1896	EUR	Euro STOXX Bank Futures	June 2012	13,679,303	11,380,356	2,298,947
7	EUR	FTSE MIB Index Futures	June 2012	705,799	664,892	40,907
37	GBP	FTSE 100 Index Futures	June 2012	3,484,035	3,433,715	50,320
17	HKD	Hang Seng Index Futures	May 2012	2,253,297	2,294,351	(41,054)
48	JPY	TOPIX Index Futures	June 2012	4,957,806	4,824,347	133,459
55	SEK	OMX 30 Index Futures	May 2012	833,089	856,902	(23,813)
37	SGD	SGX MSCI Singapore Index Futures	May 2012	2,028,626	2,038,245	(9,619)
556	USD	Russell 2000 Mini Index Futures	June 2012	44,505,849	45,308,440	(802,591)
20	USD	S&P 500 E-Mini Index Futures	June 2012	1,383,465	1,393,600	(10,135)
Interest rate futures sell contracts:
223	AUD	Australian Treasury Bond 10 Year Futures	June 2012	27,013,417	27,816,640	(803,223)
62	CAD	Canada Government Bond 10 Year Futures	June 2012	8,276,017	8,286,958	(10,941)
45	GBP	United Kingdom Long Gilt Bond 10 Year Futures	June 2012	8,435,270	8,448,004	(12,734)
6	JPY	Japan Government Bond 10 Year Futures	June 2012	10,719,324	10,754,839	(35,515)
54	JPY	JGB MINI 10 Year Futures	June 2012	9,572,133	9,671,915	(99,782)
				164,329,048	163,791,675	537,373
						1,532,568

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	AUD	1,158,000	USD	1,191,682	05/03/12	(14,768)
BB	AUD	730,000	USD	754,191	06/20/12	(2,540)
BB	AUD	11,200,000	USD	11,293,184	09/19/12	(216,052)
BB	CAD	550,000	USD	549,549	05/10/12	(7,109)
BB	CAD	765,000	USD	765,276	06/20/12	(8,285)
BB	CAD	2,281,880	USD	2,294,855	06/21/12	(12,507)
BB	CAD	2,191,100	USD	2,203,954	06/22/12	(11,564)
BB	CAD	7,280,156	USD	7,316,555	06/25/12	(44,219)
BB	CAD	1,660,000	USD	1,658,348	07/11/12	(19,406)
BB	CHF	1,030,000	USD	1,130,571	05/10/12	(4,313)
BB	CZK	214,900,000	BRL	20,000,000	09/19/12	(1,161,025)
BB	EUR	297,936	USD	392,723	05/10/12	(1,665)
BB	EUR	29,003,978	USD	38,986,564	06/07/12	588,689
BB	EUR	1,297,646	USD	1,706,821	06/07/12	(11,111)
BB	EUR	2,945,794	USD	3,930,690	06/11/12	30,715
BB	EUR	330,000	USD	431,919	07/11/12	(5,057)
BB	GBP	2,722,519	USD	4,285,876	05/08/12	(132,336)
BB	GBP	96,418	USD	152,671	06/07/12	(3,770)
BB	GBP	245,000	USD	384,260	06/20/12	(13,232)
BB	GBP	4,272,519	USD	6,948,936	08/08/12	19,153
BB	JPY	604,653,000	USD	7,458,094	05/31/12	(117,033)
BB	JPY	273,000,000	USD	3,329,065	07/11/12	(92,506)
BB	JPY	18,883,000	USD	233,112	07/19/12	(3,574)
BB	JPY	30,290,000	USD	374,290	07/20/12	(5,380)
BB	NOK	1,000,000	USD	172,306	07/11/12	(1,958)
BB	SEK	3,800,000	USD	562,480	07/11/12	(1,344)
BB	USD	2,710,785	AUD	2,631,000	05/31/12	22,143
BB	USD	204,220	AUD	198,426	06/07/12	1,743
BB	USD	694,741	BRL	1,300,000	09/21/12	(29,377)
BB	USD	11,468,979	CZK	214,900,000	09/19/12	(68,479)
BB	USD	130,639	EUR	99,336	05/02/12	852
BB	USD	418,420	EUR	314,103	06/07/12	(2,584)
BB	USD	202,155	EUR	154,431	06/07/12	2,294
BB	USD	190,345	EUR	145,000	06/20/12	1,632
BB	USD	6,952,802	GBP	4,272,519	05/08/12	(19,189)
BB	USD	474,234	GBP	300,000	05/08/12	12,618
BB	USD	195,912	GBP	125,000	06/20/12	6,890
BB	USD	381,722	JPY	30,900,000	06/20/12	5,469
BB	USD	573,014	NZD	700,000	06/20/12	(2,443)
BB	USD	374,643	SEK	2,550,000	06/20/12	4,020
BB	USD	382,836	SGD	480,000	06/20/12	5,070
BNP	AUD	900,000	USD	962,933	05/10/12	25,976
BNP	AUD	1,500,000	USD	1,525,469	07/11/12	(26,197)
BNP	CAD	466,114	USD	472,241	06/07/12	769
BNP	EUR	2,700,000	USD	3,587,390	05/10/12	13,305
BNP	GBP	1,850,000	USD	2,927,359	05/08/12	(74,895)
BNP	HKD	3,900,000	USD	502,430	07/11/12	(367)
BNP	JPY	208,000,000	USD	2,697,043	05/10/12	91,660
BNP	USD	1,198,513	EUR	908,972	06/07/12	4,859
BOA	AUD	825,000	USD	852,101	05/03/12	(7,416)
BOA	CAD	185,000	USD	187,092	06/20/12	21
BOA	JPY	16,712,000	USD	204,372	06/07/12	(5,010)
BOA	NZD	240,000	USD	192,863	06/20/12	(2,761)
BOA	SEK	2,490,000	USD	375,580	06/20/12	5,826
BOA	USD	190,113	AUD	185,000	06/20/12	1,661
BOA	USD	953,286	EUR	730,000	06/20/12	13,221
BOA	USD	375,999	JPY	31,100,000	06/20/12	13,698
BOA	USD	443,275	PLN	1,382,000	05/04/12	(5,004)
BOA	USD	810,078	ZAR	6,247,000	05/03/12	(6,435)
BOM	CAD	567,000	USD	576,413	05/31/12	2,804
BOM	CHF	190,000	USD	207,382	06/20/12	(2,067)
BOM	MXN	1,197,000	USD	90,947	05/03/12	(946)
BOM	USD	634,493	CAD	627,000	05/31/12	(186)
BOM	USD	380,095	EUR	290,000	06/20/12	3,860

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CBOA	AUD	1,991,000	USD	2,060,145	05/31/12	(7,988)
CITI	AUD	19,000	USD	19,612	05/03/12	(183)
CITI	AUD	1,925,000	USD	1,994,581	05/31/12	(4,996)
CITI	CHF	175,000	USD	191,779	06/20/12	(1,135)
CITI	EUR	2,163,000	USD	2,841,596	05/03/12	(21,568)
CITI	MXN	14,437,000	USD	1,097,963	05/03/12	(10,363)
CITI	NZD	925,000	USD	747,801	06/20/12	(6,168)
CITI	PLN	563,000	USD	177,604	06/04/12	(340)
CITI	SEK	2,550,000	USD	377,840	06/20/12	(823)
CITI	USD	19,508	AUD	19,000	05/03/12	287
CITI	USD	1,389,110	EUR	1,050,000	06/04/12	943
CITI	USD	1,813,939	JPY	146,594,000	05/02/12	22,158
CITI	USD	193,426	JPY	16,000,000	06/20/12	7,061
CITI	USD	1,094,550	MXN	14,437,000	06/04/12	10,379
CITI	USD	61,805	NOK	360,000	07/19/12	911
CITI	USD	300,743	PLN	957,000	05/04/12	2,749
CITI	USD	24,128	ZAR	191,000	05/03/12	443
CITI	ZAR	14,208,000	USD	1,802,129	05/03/12	(25,655)
CSI	CAD	190,000	USD	191,269	06/20/12	(857)
CSI	CHF	2,206,000	USD	2,409,902	05/31/12	(21,277)
CSI	CHF	680,000	USD	733,154	06/20/12	(16,454)
CSI	EUR	145,000	USD	189,605	06/20/12	(2,372)
CSI	GBP	125,000	USD	196,402	06/20/12	(6,400)
CSI	JPY	103,006,000	USD	1,276,501	05/02/12	(13,654)
CSI	NOK	2,210,000	USD	385,558	06/20/12	113
CSI	NOK	2,210,000	USD	383,332	06/20/12	(2,114)
CSI	PLN	3,331,000	USD	1,038,336	05/04/12	(18,017)
CSI	SEK	2,550,000	USD	381,046	06/20/12	2,383
CSI	USD	872,081	AUD	844,000	05/03/12	7,231
CSI	USD	168,175	CHF	155,000	06/20/12	2,692
CSI	USD	1,446,973	EUR	1,097,000	05/03/12	5,126
CSI	USD	201,860	JPY	16,800,000	06/20/12	8,652
CSI	USD	635,555	MXN	8,246,000	05/03/12	(2,511)
CSI	USD	199,788	NZD	245,000	06/20/12	(88)
CSI	USD	443,451	PLN	1,383,000	05/04/12	(4,863)
CSI	USD	1,482,669	ZAR	11,603,000	05/03/12	9,995
CSI	USD	441,227	ZAR	3,427,000	06/04/12	(2,420)
CSI	ZAR	3,459,000	USD	447,782	05/03/12	2,801
CSI	ZAR	10,673,000	USD	1,359,987	05/03/12	(13,038)
DB	CAD	567,000	USD	576,120	05/31/12	2,511
DB	CHF	335,000	USD	368,421	06/20/12	(871)
DB	EUR	2,040,000	USD	2,686,294	06/20/12	(14,628)
DB	GBP	115,000	USD	182,361	06/20/12	(4,216)
DB	JPY	111,212,000	USD	1,376,221	05/02/12	(16,715)
DB	JPY	16,600,000	USD	201,321	06/20/12	(6,685)
DB	JPY	83,957,000	USD	1,035,420	10/18/12	(18,331)
DB	USD	2,302,468	AUD	2,225,000	05/03/12	15,624
DB	USD	186,442	AUD	180,000	06/20/12	149
DB	USD	184,863	CAD	185,000	06/20/12	2,208
DB	USD	1,534,299	CHF	1,400,000	06/20/12	9,011
DB	USD	1,082,670	CHF	991,000	07/19/12	10,229
DB	USD	185,269	EUR	140,000	06/20/12	88
DB	USD	766,021	GBP	480,000	06/20/12	12,738
DB	USD	414,307	JPY	33,630,000	05/02/12	6,910
DB	USD	1,376,650	JPY	111,212,000	06/04/12	16,666
DB	USD	510,789	PLN	1,637,000	05/04/12	8,350
GSI	BRL	2,968,000	USD	1,577,077	05/03/12	20,012
GSI	BRL	719,000	USD	378,920	06/04/12	4,226
GSI	CAD	2,565,000	USD	2,613,107	05/31/12	18,212
GSI	CAD	190,000	USD	190,934	06/20/12	(1,192)
GSI	CHF	345,000	USD	380,211	06/20/12	(104)
GSI	EUR	874,000	USD	1,142,655	05/03/12	(14,259)
GSI	GBP	1,759,000	USD	2,837,408	05/31/12	(16,763)
GSI	GBP	120,000	USD	190,921	06/20/12	(3,769)
GSI	JPY	68,809,000	USD	845,891	05/02/12	(15,945)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
GSI	MXN	415,000	USD	32,487	05/03/12	627
GSI	NOK	2,130,000	USD	365,684	06/20/12	(5,809)
GSI	NZD	250,000	USD	200,550	06/20/12	(3,225)
GSI	PLN	5,023,000	USD	1,568,379	05/04/12	(24,556)
GSI	SEK	2,550,000	USD	380,322	06/20/12	1,659
GSI	USD	267,519	AUD	260,000	05/03/12	3,359
GSI	USD	718,003	AUD	701,000	07/19/12	6,572
GSI	USD	1,592,873	BRL	2,968,000	05/03/12	(35,808)
GSI	USD	1,285,940	BRL	2,433,000	06/04/12	(18,026)
GSI	USD	183,048	CHF	170,000	06/20/12	4,354
GSI	USD	1,081,908	EUR	827,000	05/03/12	12,792
GSI	USD	380,136	NOK	2,170,000	06/20/12	(1,667)
GSI	USD	153,746	PLN	484,000	05/04/12	(256)
GSI	USD	1,623,191	PLN	5,158,000	05/04/12	12,555
GSI	USD	380,525	SEK	2,550,000	06/20/12	(1,862)
GSI	USD	589,545	ZAR	4,606,000	05/03/12	2,992
GSI	USD	441,006	ZAR	3,426,000	06/04/12	(2,326)
GSI	ZAR	9,124,000	USD	1,162,722	05/03/12	(11,032)
GSI	ZAR	3,583,000	USD	463,802	05/03/12	2,868
HSBC	BRL	1,178,000	USD	639,929	05/03/12	21,930
HSBC	BRL	1,506,000	USD	792,632	06/04/12	7,807
HSBC	CAD	380,000	USD	381,802	06/20/12	(2,450)
HSBC	MXN	858,000	USD	64,804	05/03/12	(1,064)
HSBC	USD	379,147	AUD	365,000	06/20/12	(782)
HSBC	USD	627,930	BRL	1,178,000	05/03/12	(9,931)
HSBC	USD	572,150	MXN	7,365,000	05/03/12	(6,740)
JPMCB	AUD	460,000	USD	477,399	05/31/12	(422)
JPMCB	CNY	14,856,000	USD	2,313,186	12/07/12	(33,073)
JPMCB	CNY	9,535,000	USD	1,481,740	09/06/13	(20,362)
JPMCB	JPY	29,486,000	USD	387,884	08/15/12	18,164
JPMCB	MXN	14,314,000	USD	1,119,524	05/03/12	20,640
JPMCB	PLN	6,498,000	USD	2,040,322	05/04/12	(20,376)
JPMCB	SGD	480,000	USD	378,570	06/20/12	(9,337)
JPMCB	USD	633,462	CAD	626,000	05/31/12	(166)
JPMCB	USD	2,336,584	CNY	14,856,000	12/07/12	9,675
JPMCB	USD	1,534,191	CNY	9,535,000	09/06/13	(32,089)
JPMCB	USD	2,414,206	EUR	1,830,000	05/31/12	8,422
JPMCB	USD	4,989,657	EUR	3,802,000	06/15/12	43,977
JPMCB	USD	3,195,016	EUR	2,432,000	07/19/12	25,574
JPMCB	USD	4,109,165	GBP	2,630,000	06/15/12	157,914
JPMCB	USD	4,072,614	JPY	330,904,000	06/07/12	73,230
JPMCB	USD	755,857	NOK	4,380,000	06/20/12	8,059
JPMCB	USD	1,204,648	PLN	3,851,000	05/04/12	16,612
JPMCB	USD	1,264,102	PLN	3,998,000	06/04/12	(479)
JPMCB	USD	379,683	SEK	2,570,000	06/20/12	1,950
JPMCB	USD	641,013	SEK	4,386,000	07/19/12	9,565
JPMCB	USD	2,333,262	ZAR	18,400,000	05/03/12	33,800
MSC	AUD	13,957,368	USD	14,565,666	06/20/12	97,209
MSC	AUD	5,116,418	USD	5,260,762	06/20/12	(43,009)
MSC	CAD	7,580,330	USD	7,567,709	06/20/12	(97,448)
MSC	CHF	115,149	USD	127,603	06/20/12	667
MSC	CHF	30,783,594	USD	33,551,527	06/20/12	(383,199)
MSC	EUR	2,570,997	USD	3,418,183	06/20/12	14,230
MSC	EUR	1,721,266	USD	2,254,688	06/20/12	(24,237)
MSC	GBP	2,744,975	USD	4,369,555	06/20/12	(83,934)
MSC	JPY	1,566,695,907	USD	19,378,049	06/20/12	(253,368)
MSC	NZD	9,267,335	USD	7,523,428	06/20/12	(30,389)
MSC	NZD	6,948,361	USD	5,694,920	06/20/12	31,302
MSC	SEK	12,696,390	USD	1,898,086	06/20/12	12,731
MSC	SEK	61,141,516	USD	8,992,200	06/20/12	(87,032)
MSC	USD	522,172	AUD	511,532	06/20/12	8,091
MSC	USD	8,481,658	CAD	8,475,536	06/20/12	88,723
MSC	USD	3,343,430	CAD	3,297,546	06/20/12	(8,983)
MSC	USD	1,162,940	CHF	1,057,890	06/20/12	3,240
MSC	USD	746,203	CHF	673,532	06/20/12	(3,725)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
MSC	USD	7,390,525	EUR	5,626,559	06/20/12	58,936
MSC	USD	23,407,956	GBP	14,825,623	06/20/12	645,360
MSC	USD	12,692,169	JPY	1,039,388,880	06/20/12	331,850
MSC	USD	11,660,668	NZD	14,448,507	06/20/12	116,329
MSC	USD	1,055,126	NZD	1,293,490	06/20/12	(800)
MSC	USD	15,567,487	SEK	105,978,102	06/20/12	169,770
MSC	USD	4,681,591	SEK	31,281,722	06/20/12	(36,401)
RBC	BRL	2,220,000	USD	1,198,869	05/03/12	34,218
RBC	CAD	567,000	USD	576,296	05/31/12	2,687
RBC	JPY	47,300,000	USD	580,184	06/20/12	(12,506)
RBC	USD	1,173,486	BRL	2,220,000	05/03/12	(8,834)
RBC	USD	394,837	BRL	751,000	06/04/12	(3,467)
RBC	USD	4,875,490	CAD	4,834,000	05/31/12	14,851
RBC	USD	1,268,948	CAD	1,254,000	05/31/12	(332)
RBC	USD	383,250	CAD	380,000	06/20/12	1,002
RBC	USD	986,023	CAD	982,000	07/19/12	6,292
RBC	USD	772,672	EUR	590,000	06/20/12	8,477
RBC	USD	1,207,330	MXN	15,610,000	05/03/12	(8,953)
RBC	USD	241,857	MXN	3,193,000	07/19/12	1,549
RBC	USD	383,083	NZD	470,000	06/20/12	15
RBC	USD	365,176	SEK	2,470,000	06/20/12	1,608
RBS	AUD	1,846,128	USD	1,964,407	06/07/12	48,156
RBS	CAD	1,400,000	USD	1,403,619	05/10/12	(13,330)
RBS	CHF	1,200,000	USD	1,309,476	07/11/12	(13,754)
RBS	DKK	1,200,000	USD	211,270	07/11/12	(2,358)
RBS	EUR	8,634,948	USD	11,433,768	05/29/12	2,562
RBS	EUR	4,921,811	USD	6,407,730	07/20/12	(110,060)
RBS	EUR	12,719,195	USD	16,652,809	07/25/12	(191,495)
RBS	GBP	87,335	USD	140,989	06/07/12	(715)
RBS	HKD	2,600,000	USD	335,302	05/10/12	184
RBS	JPY	45,000,000	USD	552,999	05/10/12	(10,666)
RBS	SEK	2,400,000	USD	359,942	05/10/12	2,969
RBS	SEK	999,372	USD	150,309	06/07/12	1,830
RBS	SEK	18,904	USD	2,767	06/07/12	(42)
RBS	SGD	450,000	USD	357,291	07/11/12	(6,406)
RBS	USD	551,438	EUR	417,181	05/02/12	784
RBS	USD	5,020	EUR	3,768	06/07/12	(32)
RBS	USD	226,911	EUR	172,940	06/07/12	2,041
RBS	USD	156,925	GBP	98,076	06/07/12	2,206
SCB	BRL	1,014,000	USD	550,489	05/03/12	18,526
SCB	BRL	2,245,000	USD	1,180,879	06/04/12	10,938
SCB	USD	547,758	BRL	1,014,000	05/03/12	(15,796)
SCB	USD	889,653	BRL	1,681,000	06/04/12	(13,631)
SCB	USD	1,462,337	EUR	1,113,000	05/03/12	10,941
SSC	AUD	702,000	USD	728,522	05/31/12	(2,927)
SSC	CAD	568,000	USD	577,253	05/31/12	2,633
SSC	JPY	77,600,000	USD	958,427	06/20/12	(13,937)
SSC	USD	761,876	CAD	765,000	06/20/12	11,684
WBC	AUD	905,000	USD	937,992	05/03/12	(4,872)
WBC	AUD	441,000	USD	459,996	05/03/12	545
WBC	USD	458,437	AUD	441,000	06/04/12	(547)
WBC	USD	2,559,798	CAD	2,548,000	06/14/12	17,072
WBC	USD	380,773	CAD	380,000	06/20/12	3,479
WBC	USD	380,864	EUR	290,000	06/20/12	3,090
WBC	USD	3,894,569	GBP	2,461,000	07/19/12	97,519
WBC	USD	1,267,835	JPY	102,803,000	05/02/12	19,778
WBC	USD	559,794	JPY	46,700,000	06/20/12	25,378
						(643,540)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

Interest rate swaps

	Notional			Rate type		Upfront payments
Counterparty	amount (000)		Termination date	Payments made by the Portfolio[10] (%)	Payments received by the Portfolio[10]	received (made) ($)	Value ($)	Unrealized (depreciation) ($)
BB	USD	19,500	11/25/21	2.125	3 Month USD LIBOR	—	(245,926)	(245,926)
BB	USD	1,257	04/19/22	2.110	3 Month USD LIBOR	—	(8,748)	(8,748)
BB	USD	443	04/20/22	2.093	3 Month USD LIBOR	—	(2,356)	(2,356)
CSI	CHF	3,240	02/13/22	1.183	6 Month CHF LIBOR	—	(40,736)	(40,736)
GSI	CHF	290	04/16/22	1.098	6 Month CHF LIBOR	—	(618)	(618)
GSI	CHF	3,590	04/24/22	1.140	6 Month CHF LIBOR	—	(24,891)	(24,891)
RBS	USD	12,200	02/10/22	2.090	3 Month USD LIBOR	—	(86,881)	(86,881)
						—	(410,156)	(410,156)

Credit default swaps on credit indicies—buy protection11

					Rate type	Upfront payments
Counterparty	Referenced obligations[12]	Notional amount (000)		Termination date	Payments made by the Portfolio10 (%)	received (made) ($)	Value ($)	Unrealized appreciation ($)
BB	iTraxx Europe Main Index	EUR	21,100	06/20/17	1.000	(211,670)	538,570	326,900
BNP	iTraxx Europe Main Index	EUR	1,400	06/20/17	1.000	(14,276)	35,735	21,459
BNP	iTraxx Europe Main Index	EUR	3,900	06/20/17	1.000	(45,839)	99,546	53,707
CSI	iTraxx Europe Main Index	EUR	9,600	06/20/17	1.000	(143,029)	245,037	102,008
						(414,814)	918,888	504,074

Credit default swaps on credit indicies—sell protection13

					Rate Type			Unrealized
Counterparty	Referenced obligations[12]	Notional amount (000)		Termination date	Payments received by the Portfolio[10] (%)	Upfront payments received (made) ($)	Value ($)	appreciation (depreciation) ($)	Credit spread[14]
BB	iTraxx Europe Subordinated Financials Series Index	EUR	21,100	6/20/17	5.000	(2,405,205)	1,244,785	(1,160,420)	4.00
BB	CDX North America High Yield Index	USD	11,300	6/20/17	5.000	307,310	(381,911)	(74,601)	5.81
BNP	iTraxx Europe Subordinated Financials Series Index	EUR	1,400	6/20/17	5.000	(148,816)	82,593	(66,223)	4.00
BNP	iTraxx Europe Subordinated Financials Series Index	EUR	13,500	6/20/17	5.000	(1,528,908)	796,426	(732,482)	4.00
RBS	CDX North America High Yield Index	USD	15,100	6/20/17	5.000	720,923	(510,341)	210,582	5.81
						(3,054,696)	1,231,552	(1,823,144)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

Variance swaps 1,15

Counterparty	Notional amount (000)		Termination date	Pay/receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
BB	GBP	9	12/20/13	Pay	FTSE 100 Index	27.95	—	24,524	24,524
BB	HKD	86	12/30/13	Receive	China Enterprises Index (Hang Seng)	37.75	—	(43,639)	(43,639)
BB	USD	13	12/21/12	Pay	S&P 500 Index	30.95	—	109,866	109,866
BNP	GBP	43	12/20/13	Pay	FTSE 100 Index	27.50	—	78,728	78,728
BNP	GBP	6	12/20/13	Pay	FTSE 100 Index	27.55	—	12,425	12,425
BNP	GBP	2	12/20/13	Pay	FTSE 100 Index	25.70	—	(382)	(382)
BNP	HKD	450	12/30/13	Receive	China Enterprises Index (Hang Seng)	37.40	—	(202,292)	(202,292)
BNP	HKD	68	12/30/13	Receive	China Enterprises Index (Hang Seng)	40.80	—	(58,018)	(58,018)
BNP	HKD	26	12/30/13	Receive	China Enterprises Index (Hang Seng)	36.70	—	(11,120)	(11,120)
BNP	JPY	11,000	12/13/13	Receive	Nikkei 225 Index	29.70	—	(424,926)	(424,926)
BNP	JPY	4,800	12/14/12	Receive	Nikkei 225 Index	28.70	—	(334,482)	(334,482)
BNP	JPY	1,375	12/13/13	Receive	Nikkei 225 Index	31.30	—	(94,540)	(94,540)
BNP	JPY	1,348	12/13/13	Receive	Nikkei 225 Index	29.50	—	(67,936)	(67,936)
BNP	JPY	1,216	12/13/13	Receive	Nikkei 225 Index	29.00	—	(23,985)	(23,985)
BNP	JPY	1,000	12/13/12	Receive	Nikkei 225 Index	28.70	—	(15,932)	(15,932)
BNP	JPY	800	12/13/13	Receive	Nikkei 225 Index	31.00	—	(38,552)	(38,552)
BNP	JPY	762	12/13/13	Receive	Nikkei 225 Index	29.80	—	(31,224)	(31,224)
BNP	JPY	593	12/13/13	Receive	Nikkei 225 Index	29.70	—	(22,209)	(22,209)
BNP	JPY	20,000	12/14/12	Receive	Nikkei 225 Index	32.20	—	(2,103,277)	(2,103,277)
BNP	USD	130	12/20/13	Pay	S&P 500 Index	27.00	—	237,859	237,859
BNP	USD	233	12/21/12	Pay	S&P 500 Index	32.40	—	2,242,708	2,242,708
BNP	USD	72	12/21/12	Pay	S&P 500 Index	27.40	—	393,917	393,917
BNP	USD	17	12/20/13	Pay	S&P 500 Index	30.20	—	81,103	81,103
BNP	USD	16	12/20/13	Pay	S&P 500 Index	28.00	—	31,700	31,700
BNP	USD	15	12/20/13	Pay	S&P 500 Index	27.50	—	20,506	20,506
BNP	USD	10	12/20/13	Pay	S&P 500 Index	28.00	—	28,344	28,344
BNP	USD	10	12/20/13	Pay	S&P 500 Index	26.70	—	5,906	5,906
BNP	USD	9	12/20/13	Pay	S&P 500 Index	27.80	—	22,250	22,250
BNP	USD	5	12/20/13	Pay	S&P 500 Index	29.00	—	16,154	16,154
CSI	JPY	5,000	12/13/13	Receive	Nikkei 225 Index	34.00	—	(461,022)	(461,022)
CSI	USD	48	12/20/13	Pay	S&P 500 Index	35.50	—	449,136	449,136
								(178,410)	(178,410)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	210,814,566	208,038	—	211,022,604
Preferred stocks	1,129,060	—	5,759	1,134,819
Rights	—	0	—	—
Investment companies	1,652,651	—	—	1,652,651
US government obligations	—	43,127,411	—	43,127,411
Corporate notes	—	37,014,517	—	37,014,517
Non-US government obligations	—	15,709,603	—	15,709,603
Short-term corporate obligation	—	8,000,000	—	8,000,000
Time deposits	—	41,719,082	—	41,719,082
Short-term US government obligations	—	91,497,683	—	91,497,683
Repurchase agreement	—	46,668,000	—	46,668,000
Options & swaptions purchased	2,551,492	2,406,594	—	4,958,086
Common stocks sold short	(21,875,790)	—	—	(21,875,790)
Written options	(1,220,492)	—	—	(1,220,492)
Swaptions and foreign exchange written options	—	(4,860,865)	—	(4,860,865)
Futures, net	1,532,568	—	—	1,532,568
Forward foreign currency contracts, net	—	(643,540)	—	(643,540)
Swap agreements, net	—	1,561,874	—	1,561,874
Total	194,584,055	282,408,397	5,759	476,998,211

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) for the nine months ended April 30, 2012:

Preferred stock ($)
Beginning balance	—
Purchases	5,731
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Change in net unrealized appreciation/depreciation	28
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance	5,759

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2012 was $28.

Portfolio footnotes

*	Non-income producing security.
1	Illiquid securities representing 2.68% of net assets as of April 30, 2012.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Security, or portion thereof, pledged as collateral for investments sold short, written options or futures.
4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2012, the value of these securities amounted to 0.74% of net assets.

5	In US Dollars unless otherwise indicated.
6	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2012 and changes periodically.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2012 (unaudited)

7	Perpetual bond security. The maturity date reflects the next call date.
8	Step bond that converts to the noted fixed rate at a designated future date.
9	Rate shown is the discount rate at date of purchase.
10	Payments made/received are based on the notional amount.
11

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

12	Payment from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligations.
13

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

14

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

15

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

For more information regarding the Portfolio’s other accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2012.

Portfolio acronyms:
ADR	American Depositary Receipt
ADS	American Depositary Shares
AGC	Associated General Contractors
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
ARM	Adjustable Rate Mortgage — The interest rate shown is the current rate as of April 30, 2012.
BHAC	Berkshire Hathaway Assurance Corporation
CDO	Collateralized Debt Obligation
COFI	Cost of Funds Index
EURIBOR	Euro Interbank Offered Rate
FFCB	Federal Farm Credit Bank
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GTD	Guaranteed
IBC	Insured Bond Certificate
ICC	International Code Council
LIBOR	London Interbank Offered Rate
MLCC	Merrill Lynch Credit Corporation
MTN	Medium Term Note
NATL-RE	National Reinsurance
NVDR	Non Voting Depositary Receipt
PSF	Permanent School Fund
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCSDE	South Carolina School District Enhancement
SDR	Special Drawing Rights
SPDR	Standard & Poor’s Depository Receipts
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss.

TIPS (concluded)

During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

USDA	United States Department of Agriculture
VA	Veterans Administration
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

Counterparty acronyms:
BB	Barclays Bank PLC
BOA	Bank of America N.A.
BOM	Bank of Montreal
BNP	BNP Paribas
CBOA	Commonwealth Bank of Australia
CITI	Citibank NA
CSI	Credit Suisse International
CSFP	Credit Suisse Financial Product
DB	Deutsche Bank AG
GS	Goldman Sachs Bank NA
GSCM	Goldman Sachs Capital Management
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JP Morgan Chase Bank
MSC	Morgan Stanley & Co., Inc.
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SSC	State Street Bank & Trust Co.
TDB	Toronto Dominion Bank
WBC	Westpac Banking Corp.

Currency type abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

PACE Select Advisors Trust

Each Portfolio calculates its net asset value on days that the NYSE is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share will be calculated as of the time trading was halted.

PACE Money Market Investments’ net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. PACE Money Market Investments values its securities at amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

Each Portfolio (other than PACE Money Market Investments) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Portfolios normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the board.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily closing net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges are normally valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.

The board has delegated to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”)’s Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Portfolios’ holdings. The GVC is comprised of representatives of management, including members of the investment team.  The GVC provides reports to the Board of Trustees at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter.  Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings.  Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews, periodic internal audit reviews and annual review of securities valuations by the Portfolios’ independent auditors.

The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.  Valuing securities and other instruments at fair value involves greater reliance on judgement than valuing securities and other instruments that have readily available market quotations.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

Each Portfolio expects to price most of its portfolio holdings based on current market value, as discussed previously. Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. If a Portfolio concludes that a market quotation is not readily available for a portfolio security or instrument for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the Portfolio will use fair value methods to reflect those events. This policy is intended to assure that each Portfolio’s net asset value fairly reflects the value of its portfolio holdings as of the time of pricing. PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value securities or instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security or instrument is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities or instruments being transferred between Level 1 and Level 2 of the fair value hierarchy at reporting period ends. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global AM, the investment manager of the Portfolios.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps and other OTC derivatives are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the board.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments,interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Portfolio’s Schedule of investments.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2012.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 29, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	June 29, 2012